UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2011

Item 1. Reports to Stockholders

Fidelity® GNMA Fund

Annual Report

July 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® GNMA Fund	5.04%	7.24%	5.62%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® GNMA Fund on July 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® GNMA Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid ultra-low interest rates and heightened market volatility, U.S. taxable investment-grade bonds generated solid results for the year ending July 31, 2011, as evidenced by the 4.44% advance of the Barclays Capital® U.S. Aggregate Bond Index. The best-performing categories within the index were those on the riskier end of the spectrum that benefited during intervals when data pointed to an improving economy. Buoyed by a strong first-half showing, commercial mortgage-backed securities (CMBS) fared best, gaining 10.01% amid modest improvement in commercial real estate fundamentals. Corporate bonds rose 6.70%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities, supported by a combination of strong demand from yield-hungry investors and slower prepayment rates, rose a solid 3.85%. Meanwhile, U.S. Treasury and agency securities gained 3.39% and 2.53%, respectively. These securities, which lagged in the first half of the period, when economic data was strong and inflation worries were muted, performed comparatively well in the second half amid signs of a weakening economic recovery and heightened concern about the sovereign debt crisis in Europe.

Comments from William Irving, Lead Portfolio Manager of Fidelity® GNMA Fund: For the 12-month period ending July 31, 2011, the fund returned 5.04%, while the Barclays Capital® GNMA Index rose 4.85%. Security selection was the main driver of the fund's outperformance, with our focus on prepayment-resistant securities - namely those backed by loans with low remaining balances and by loans in certain geographic regions where prepayments lagged - working to the fund's advantage. More recently, selling some prepayment-resistant securities and buying more-attractively-priced GNMAs proved advantageous, as these securities rallied nicely amid strong demand. We also benefited from owning collateralized mortgage obligation (CMO) floaters. Additionally, various trading strategies, including the use of dollar rolls, proved beneficial. These transactions allow us to extend the settlement of an existing purchase obligation, freeing up cash in the process to be invested in attractive short-term assets. Detracting from performance was out-of-benchmark exposure to reverse mortgage securities, which lagged due to concern about a potential lack of investor interest in the sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Actual	.45%	$ 1,000.00	$ 1,045.40	$ 2.28
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.56	$ 2.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	9.9	6.1
4 - 4.99%	38.5	31.5
5 - 5.99%	37.5	43.8
6 - 6.99%	8.4	11.6
7% and over	1.9	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2011
6 months ago
Years	5.5	4.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2011
6 months ago
Years	3.8	3.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of July 31, 2011*A		As of January 31, 2011**B
	Mortgage Securities 95.6%		Mortgage Securities 104.6%
	CMOs and Other Mortgage Related Securities 11.8%		CMOs and Other Mortgage Related Securities 10.1%
	U.S. Government Agency Obligations†† 1.2%		U.S. Government Agency Obligations†† 1.6%
	Short-Term Investments and Net Other Assets† (8.6)%		Short-Term Investments and Net Other Assets† (16.3)%
* GNMA Securities	104.5%	** GNMA Securities	108.5%
A Futures and Swaps	(1.1)%	B Futures and Swaps	(1.7)%
† Short-Term Invstments and Net Other Assets are not included in the pie chart.
†† Includes NCUA Guaranteed Notes.

Annual Report

Investments July 31, 2011

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.2%
	Principal Amount (000s)	Value (000s)
Other Government Related - 1.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5351% 12/7/20 (NCUA Guaranteed) (c)	$ 16,638	$ 16,684
Series 2010-R2 Class 1A, 0.5598% 11/6/17 (NCUA Guaranteed) (c)	34,762	34,800
Series 2011-R1 Class 1A, 0.6398% 1/8/20 (NCUA Guaranteed) (c)	24,330	24,367
Series 2011-R4 Class 1A, 0.5698% 3/6/20 (NCUA Guaranteed) (c)	17,065	17,073
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $92,795)		92,924
U.S. Government Agency - Mortgage Securities - 95.6%

Fannie Mae - 1.6%
2.01% 2/1/33 (c)	160	166
2.035% 12/1/34 (c)	172	179
2.035% 3/1/35 (c)	159	165
2.05% 9/1/33 (c)	1,462	1,516
2.054% 10/1/33 (c)	79	83
2.065% 7/1/35 (c)	75	78
2.175% 3/1/35 (c)	31	32
2.451% 7/1/36 (c)	418	437
2.527% 6/1/47 (c)	408	427
2.534% 7/1/34 (c)	92	95
2.534% 1/1/35 (c)	753	783
2.544% 3/1/33 (c)	390	406
2.554% 10/1/33 (c)	154	163
2.584% 11/1/36 (c)	765	805
2.717% 8/1/35 (c)	960	1,006
2.743% 7/1/34 (c)	1,478	1,566
2.838% 5/1/35 (c)	1,209	1,268
3.051% 8/1/35 (c)	1,999	2,123
3.376% 9/1/34 (c)	920	970
3.5% 11/1/25 to 4/1/26	90,952	93,604
4% 4/1/24 to 10/1/25	2,772	2,913
4.5% 6/1/24	3,219	3,427
4.5% 8/1/26 (a)	11,000	11,701
5.5% 12/1/17 to 3/1/20	2,869	3,112
5.746% 3/1/36 (c)	1,030	1,094
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 10/1/17	$ 180	$ 199
7% 11/1/16 to 3/1/17	956	1,051
7.5% 9/1/11 to 4/1/17	321	347
8.5% 12/1/27	139	161
9.5% 9/1/30	15	19
10.25% 10/1/18	5	6
11.5% 11/1/14 to 7/1/15	7	8
12.5% 10/1/15 to 7/1/16	17	19
13.25% 9/1/11	0*	0*
		129,929
Freddie Mac - 0.4%
2.075% 3/1/37 (c)	100	104
2.102% 12/1/35 (c)	703	731
2.286% 6/1/33 (c)	911	951
2.479% 11/1/35 (c)	812	846
2.487% 10/1/35 (c)	929	970
2.5% 5/1/37 (c)	218	229
2.502% 12/1/35 (c)	6,514	6,855
2.526% 6/1/33 (c)	2,635	2,776
2.615% 4/1/36 (c)	1,091	1,148
2.634% 7/1/35 (c)	947	985
2.714% 3/1/35 (c)	3,746	3,947
2.716% 10/1/36 (c)	1,093	1,142
2.77% 1/1/35 (c)	2,457	2,587
2.81% 6/1/33 (c)	2,342	2,461
2.942% 3/1/33 (c)	28	30
3.086% 8/1/34 (c)	368	386
5.5% 11/1/17 to 1/1/25	4,965	5,407
8.5% 5/1/17 to 6/1/25	29	33
9% 7/1/18 to 3/1/20	10	11
9.5% 7/1/30	61	74
10% 4/1/15 to 7/1/19	87	100
10.25% 11/1/16	4	5
12% 2/1/13 to 6/1/15	14	16
12.5% 1/1/13 to 5/1/15	13	15
13% 5/1/14 to 11/1/14	2	3
13.5% 9/1/14	1	1
		31,813
Ginnie Mae - 93.6%
3.5% 3/20/34 to 7/15/41	348,408	346,472
4% 1/15/25 to 3/15/40	116,364	122,456
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4% 8/1/41 (a)	$ 275,000	$ 283,791
4% 8/1/41 (a)	99,000	102,165
4% 8/1/41 (a)	115,500	119,445
4% 8/1/41 (a)(b)	72,500	74,976
4.5% 6/20/33 to 7/20/41 (a)	2,153,755	2,298,753
4.5% 6/1/41 (a)	83,000	88,447
4.5% 8/1/41 (a)	46,000	48,917
4.5% 8/1/41 (a)	128,500	136,931
4.5% 8/1/41 (a)	40,000	42,624
4.5% 8/1/41 (a)(b)	40,000	42,624
5% 8/15/18 to 5/15/41	1,560,211	1,707,953
5% 8/1/41 (a)	5,000	5,461
5% 8/1/41 (a)	32,000	34,886
5% 8/1/41 (a)	73,000	79,583
5.251% 6/20/60 (g)	47,242	52,205
5.35% 4/20/29 to 12/20/30	30,301	33,748
5.391% 11/20/59 (g)	70,681	77,503
5.5% 12/20/18 to 7/20/40	939,372	1,043,952
5.5% 8/1/41 (a)(b)	22,000	24,331
6% 8/15/17 to 5/15/39	521,661	584,007
6.45% 10/15/31 to 11/15/32	1,214	1,379
6.5% 5/20/28 to 1/15/39	50,808	57,218
7% 10/20/16 to 9/20/34	56,161	64,713
7.25% 9/15/27	114	132
7.395% 6/20/25 to 11/20/27	1,204	1,396
7.5% 5/15/17 to 9/20/32	22,634	26,100
8% 8/15/18 to 7/15/32	6,126	7,071
8.5% 5/15/16 to 2/15/31	1,495	1,675
9% 5/15/14 to 5/15/30	770	884
9.5% 12/20/15 to 4/20/17	236	263
10.5% 1/15/14 to 10/15/18	238	270
13% 4/15/13 to 1/15/15	26	29
13.5% 1/15/15	3	3
		7,512,363
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,396,615)		7,674,105
Collateralized Mortgage Obligations - 11.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 11.8%
Fannie Mae:
sequential payer Series 2010-50 Class FA, 0.5373% 1/25/24 (c)	$ 5,855	$ 5,882
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	1,198	87
target amortization class Series G94-2 Class D, 6.45% 1/25/24	752	769
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (d)	1,249	275
Series 339 Class 5, 5.5% 8/1/33 (d)	1,924	369
Series 343 Class 16, 5.5% 5/1/34 (d)	1,488	298
Fannie Mae subordinate REMIC pass-thru certificates floater Series 2008-76 Class EF, 0.6873% 9/25/23 (c)	7,288	7,297
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2861 Class JF, 0.4865% 4/15/17 (c)	110	110
planned amortization Series 3792, 0.5865% 11/15/40 (c)	45,328	45,561
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	1,926	2,247
Series 40 Class K, 6.5% 8/17/24	845	964
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	4,004	4,737
Series 2601 Class TI, 5.5% 10/15/22 (d)	4,446	360
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	27,718	30,900
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.5363% 5/20/31 (c)	376	377
Series 2002-41 Class HF, 0.5865% 6/16/32 (c)	422	424
Series 2010-H03 Class FA, 0.7363% 3/20/60 (c)(g)	23,280	23,198
Series 2010-H17 Class FA, 0.5163% 7/20/60 (c)(g)	19,128	18,835
Series 2010-H18 Class AF, 0.5103% 9/20/60 (c)(g)	20,016	19,697
Series 2010-H19 Class FG, 0.4863% 8/20/60 (c)(g)	25,556	25,132
Series 2010-H27 Series FA, 0.5663% 12/20/60 (c)(g)	7,377	7,278
Series 2011-H05 Class FA, 0.6863% 12/20/60 (c)(g)	13,648	13,566
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H07 Class FA, 0.6863% 2/20/61 (c)(g)	$ 5,594	$ 5,573
Series 2011-H12 Class FA, 0.6763% 2/20/61 (c)(g)	27,815	27,676
Series 2011-H13 Class FA, 0.6863% 4/20/61 (c)(g)	11,988	11,988
Series 2011-H14:
Class FB, 0.6863% 5/20/61 (c)(g)	13,146	13,072
Class FC, 0.6863% 5/20/61 (c)(g)	13,787	13,713
planned amortization:
Series 2010-117 Class E, 3% 10/20/39	10,076	9,120
Series 2011-52 Class PA, 4.25% 2/16/41	86,170	93,502
Series 2011-79, 6/20/40 (e)	28,571	22,716
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	8,733	9,814
Series 1994-4 Class KQ, 7.9875% 7/16/24	560	648
Series 2000-26 Class PK, 7.5% 9/20/30	1,596	1,893
Series 2002-50 Class PE, 6% 7/20/32	10,955	12,310
Series 2003-54 Class UE, 5% 6/20/33	31,040	34,144
Series 2003-70 Class LE, 5% 7/20/32	44,000	47,245
Series 2004-19:
Class DJ, 4.5% 3/20/34	339	344
Class DP, 5.5% 3/20/34	3,895	4,232
Series 2004-64 Class KE, 5.5% 12/20/33	22,013	23,741
Series 2005-17 Class IA, 5.5% 8/20/33 (d)	1,513	68
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,030
Series 2005-54 Class BM, 5% 7/20/35	9,658	10,429
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,441
Series 2006-50 Class JC, 5% 6/20/36	11,780	13,047
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	21,585
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	437	506
Series 1998-23 Class ZB, 6.5% 6/20/28	6,415	7,314
Series 2001-40 Class Z, 6% 8/20/31	4,084	4,590
Series 2001-49 Class Z, 7% 10/16/31	1,837	2,132
Series 2002-18 Class ZB, 6% 3/20/32	4,066	4,545
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(f)	196	220
Class Z, 6.5% 5/16/32	5,722	6,548
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-33 Class ZJ, 6.5% 5/20/32	$ 3,406	$ 3,934
Series 2002-42 Class ZA, 6% 6/20/32	2,633	2,937
Series 2002-43 Class Z, 6.5% 6/20/32	6,330	7,249
Series 2002-45 Class Z, 6% 6/20/32	1,499	1,684
Series 2002-49 Class ZA, 6.5% 7/20/32	21,882	25,244
Series 2003-75 Class ZA, 5.5% 9/20/33	10,308	11,328
Series 2004-46 Class BZ, 6% 6/20/34	12,278	13,811
Series 2004-65 Class VE, 5.5% 7/20/15	2,581	2,802
Series 2004-86 Class G, 6% 10/20/34	6,273	7,193
Series 2005-28 Class AJ, 5.5% 4/20/35	24,868	27,883
Series 2005-47 Class ZY, 6% 6/20/35	5,757	6,878
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,192
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,810
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,499
Series 1995-6 Class Z, 7% 9/20/25	1,262	1,475
Series 2003-92 Class SN, 6.2435% 10/16/33 (c)(d)(f)	14,790	2,157
Series 2004-32 Class GS, 6.3135% 5/16/34 (c)(d)(f)	1,516	262
Series 2004-79 Class FA, 0.4863% 1/20/31 (c)	3,016	3,017
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,193
Series 2006-13 Class DS, 10.8206% 3/20/36 (c)(f)	26,990	31,542
Series 2007-35 Class SC, 39.081% 6/16/37 (c)(f)	7,906	14,431
Series 2008-88 Class BZ, 5.5% 5/20/33	51,789	58,882
Series 2009-13 Class E, 4.5% 3/16/39	18,621	19,871
Series 2009-42 Class AY, 5% 6/16/37	12,841	14,037
Series 2010-42 Class OP, 4/20/40 (e)	37,764	30,684
Series 2010-H010 Class FA, 0.5163% 5/20/60 (c)(g)	15,597	15,359
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $889,611)		943,903
Commercial Mortgage Securities - 0.0%

Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.9784% 1/17/38 (c)(d)	4,722	80
Series 1998-M4 Class N, 1.0407% 2/25/35 (c)(d)	19	0*
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.5694% 9/16/41 (c)(d)	38,649	537
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities: - continued
Series 2001-12 Class X, 0.643% 7/16/40 (c)(d)	$ 15,259	$ 237
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9857% 9/16/42 (c)(d)	49,586	883
Series 2002-62 Class IO, 1.2178% 8/16/42 (c)(d)	47,072	1,393
Series 2002-85 Class X, 1.4216% 3/16/42 (c)(d)	21,903	1,118
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $17,027)		4,248
Cash Equivalents - 4.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (Cost $354,286)	$ 354,291	354,286
TOTAL INVESTMENT PORTFOLIO - 113.0% (Cost $8,750,334)		9,069,466
NET OTHER ASSETS (LIABILITIES) - (13.0)%		(1,044,345)
NET ASSETS - 100%		$ 8,025,121
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4% with JPMorgan Chase, Inc.	Oct. 2015	$ 85,000	$ (683)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
* Amount represents less than $1,000
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$354,286,000 due 8/01/11 at 0.17%
Bank of America NA	$ 256,309
J.P. Morgan Securities, Inc.	9,581
Mizuho Securities USA, Inc.	88,396
$ 354,286
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 92,924	$ -	$ 92,924	$ -
U.S. Government Agency - Mortgage Securities	7,674,105	-	7,674,105	-
Collateralized Mortgage Obligations	943,903	-	931,915	11,988
Commercial Mortgage Securities	4,248	-	4,248	-
Cash Equivalents	354,286	-	354,286	-
Total Investments in Securities:	$ 9,069,466	$ -	$ 9,057,478	$ 11,988
Derivative Instruments:
Liabilities
Swap Agreements	$ (683)	$ -	$ (683)	$ -
Other Financial Instruments Forward Commitments	$ (2,166)	$ -	$ (2,166)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	12,006
Proceeds of Sales	(18)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 11,988
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (683)
Total Value of Derivatives	$ -	$ (683)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap Agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $354,286) - See accompanying schedule: Unaffiliated issuers (cost $8,750,334)		$ 9,069,466
Commitment to sell securities on a delayed delivery basis	$ (250,318)
Receivable for securities sold on a delayed delivery basis	248,152	(2,166)
Receivable for investments sold, regular delivery		54,750
Receivable for fund shares sold		6,573
Interest receivable		30,131
Other receivables		1,308
Total assets		9,160,062

Liabilities
Payable to custodian bank	$ 610
Payable for investments purchased Regular delivery	4,562
Delayed delivery	1,105,668
Payable for fund shares redeemed	16,937
Distributions payable	2,168
Swap agreements, at value	683
Accrued management fee	2,103
Other affiliated payables	904
Other payables and accrued expenses	1,306
Total liabilities		1,134,941

Net Assets		$ 8,025,121
Net Assets consist of:
Paid in capital		$ 7,683,416
Distributions in excess of net investment income		(25,504)
Accumulated undistributed net realized gain (loss) on investments		50,926
Net unrealized appreciation (depreciation) on investments		316,283
Net Assets, for 681,346 shares outstanding		$ 8,025,121
Net Asset Value, offering price and redemption price per share ($8,025,121 ÷ 681,346 shares)		$ 11.78

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2011

Investment Income
Interest		$ 292,266

Expenses
Management fee	$ 24,981
Transfer agent fees	7,920
Fund wide operations fee	2,710
Independent trustees' compensation	30
Miscellaneous	27
Total expenses		35,668
Net investment income (loss)		256,598
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	114,966
Swap agreements	(3,531)
Total net realized gain (loss)		111,435
Change in net unrealized appreciation (depreciation) on: Investment securities	7,022
Swap agreements	3,454
Delayed delivery commitments	1,142
Total change in net unrealized appreciation (depreciation)		11,618
Net gain (loss)		123,053
Net increase (decrease) in net assets resulting from operations		$ 379,651

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 256,598	$ 215,262
Net realized gain (loss)	111,435	269,951
Change in net unrealized appreciation (depreciation)	11,618	145,830
Net increase (decrease) in net assets resulting from operations	379,651	631,043
Distributions to shareholders from net investment income	(257,737)	(217,763)
Distributions to shareholders from net realized gain	(226,739)	(74,582)
Total distributions	(484,476)	(292,345)
Share transactions Proceeds from sales of shares	2,671,179	3,765,037
Reinvestment of distributions	436,673	260,696
Cost of shares redeemed	(3,230,097)	(2,693,893)
Net increase (decrease) in net assets resulting from share transactions	(122,245)	1,331,840
Total increase (decrease) in net assets	(227,070)	1,670,538

Net Assets
Beginning of period	8,252,191	6,581,653
End of period (including distributions in excess of net investment income of $25,504 and distributions in excess of net investment income of $22,383, respectively)	$ 8,025,121	$ 8,252,191
Other Information Shares
Sold	229,864	325,929
Issued in reinvestment of distributions	37,578	22,566
Redeemed	(279,076)	(234,206)
Net increase (decrease)	(11,634)	114,289

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.37	$ 10.86	$ 10.64	$ 10.62
Income from Investment Operations
Net investment income (loss) B	.376	.337	.497	.534	.537
Net realized and unrealized gain (loss)	.196	.660	.533	.230	.017
Total from investment operations	.572	.997	1.030	.764	.554
Distributions from net investment income	(.378)	(.342)	(.520)	(.544)	(.534)
Distributions from net realized gain	(.324)	(.115)	-	-	-
Total distributions	(.702)	(.457)	(.520)	(.544)	(.534)
Net asset value, end of period	$ 11.78	$ 11.91	$ 11.37	$ 10.86	$ 10.64
Total Return A	5.04%	8.97%	9.69%	7.27%	5.29%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.24%	2.92%	4.47%	4.90%	5.01%
Supplemental Data
Net assets, end of period (in millions)	$ 8,025	$ 8,252	$ 6,582	$ 3,480	$ 3,172
Portfolio turnover rate	367%	540%	464%	227%	165%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2011 for the Fund's investments as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 321,150
Gross unrealized depreciation	(18,407)
Net unrealized appreciation (depreciation) on securities and other investments	$ 302,743

Tax Cost	$ 8,766,723

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 182
Undistributed long-term capital gain	$ 41,341
Net unrealized appreciation (depreciation)	$ 300,236

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be July 31, 2012.

The tax character of distributions paid was as follows:

	July 31, 2011	July 31, 2010
Ordinary Income	$ 464,849	$ 272,889
Long-term Capital Gains	19,627	19,456
Total	$ 484,476	$ 292,345

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued an update to Topic 860 - Transfers and Servicing. The update clarifies the assessment of effective control by removing the collateral provision requirement that the seller maintains at all times collateral sufficient to fund substantially all of the cost of purchasing replacement financial assets from others. This may result in a change in accounting treatment from purchases and sales to secured borrowings for certain mortgage dollar roll transactions, and therefore separate accounting of the income and expenses associated with the secured borrowings. This change would have no effect on the net assets or total return of the Fund. The update is effective for transactions entered into on or after December 15, 2011. Management is currently evaluating the potential impact of the update on the accounting for mortgage dollar roll transactions entered into by the Fund. Also in May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements (a)	$ (3,531)	$ 3,454

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Swap Agreements - continued

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by four hundred twenty-eight dollars.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity GNMA Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity GNMA Fund (a fund of Fidelity Income Fund) at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity GNMA Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 15, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity GNMA Fund voted to pay on September 12, 2011, to shareholders of record at the opening of business on September 9, 2011, a distribution of $0.073 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2011, $44,365,671, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $150,953,118 of distributions paid during the period January 1, 2011 to July 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

MOG-UANN-0911
1.930525.100

Fidelity® Intermediate
Government Income Fund

Annual Report

July 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Government Income Fund	3.04%	5.87%	4.87%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Government Income Fund on July 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Intermediate Government Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid ultra-low interest rates and heightened market volatility, U.S. taxable investment-grade bonds generated solid results for the year ending July 31, 2011, as evidenced by the 4.44% advance of the Barclays Capital® U.S. Aggregate Bond Index. The best-performing categories within the index were those on the riskier end of the spectrum that benefited during intervals when data pointed to an improving economy. Buoyed by a strong first-half showing, commercial mortgage-backed securities (CMBS) fared best, gaining 10.01% amid modest improvement in commercial real estate fundamentals. Corporate bonds rose 6.70%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities, supported by a combination of strong demand from yield-hungry investors and slower prepayment rates, rose a solid 3.85%. Meanwhile, U.S. Treasury and agency securities gained 3.39% and 2.53%, respectively. These securities, which lagged in the first half of the period, when economic data was strong and inflation worries were muted, performed comparatively well in the second half amid signs of a weakening economic recovery and heightened concern about the sovereign debt crisis in Europe.

Comments from William Irving, Lead Portfolio Manager of Fidelity® Intermediate Government Income Fund: For the year, the fund returned 3.04%, while the Barclays Capital® U.S. Intermediate Government Bond Index rose 3.21%. Out-of-benchmark exposure to government-backed MBS helped. MBS were aided by both their comparatively high yields and solid price appreciation, and we enjoyed good security selection within the sector. Specifically, emphasizing prepayment-resistant securities worked in our favor during the period's first half. We also modestly benefited from owning collateralized mortgage obligation (CMO) floaters. To help manage the interest rate sensitivity of our CMO holdings, we purchased short-term U.S. Treasury bond futures. Detracting from performance was out-of-index exposure to reverse mortgage securities, which lagged.

Note to shareholders: Effective August 1, 2011, the fund will have the ability to invest in agency MBS indirectly through Fidelity Mortgage Backed Securities Central Fund. In connection with this change, the fund's fiscal year end will shift from July 31 to August 31 to align it with that of the central fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Actual	.45%	$ 1,000.00	$ 1,031.20	$ 2.27
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.56	$ 2.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.6	0.0
0.01 - 0.99%	30.0	14.5
1 - 1.99%	13.1	26.1
2 - 2.99%	13.4	19.1
3 - 3.99%	16.7	25.4
4 - 4.99%	6.4	5.4
5 - 5.99%	5.1	5.0
6% and over	2.3	2.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2011
6 months ago
Years	4.5	5.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2011
6 months ago
Years	3.7	3.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of July 31, 2011 *	As of January 31, 2011 **
Mortgage Securities 5.6%	Mortgage Securities 15.1%
CMOs and Other Mortgage Related Securities 11.1%	CMOs and Other Mortgage Related Securities 8.3%
U.S. Treasury Obligations 63.8%	U.S. Treasury Obligations 63.9%
U.S. Government Agency Obligations† 17.1%	U.S. Government Agency Obligations† 18.5%
Foreign Government & Government Agency Obligations 1.4%	Foreign Government & Government Agency Obligations 0.2%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets †† (6.0)%

* Futures and Swaps	6.5%	** Futures and Swaps	0.6%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.
†† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2011

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 80.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 5.6%
Fannie Mae:
0.375% 12/28/12	$ 8,610	$ 8,614
0.5% 8/9/13	3,407	3,407
1.125% 6/27/14	2,050	2,072
Federal Home Loan Bank:
0.5% 8/28/13	11,240	11,240
0.875% 8/22/12	2,100	2,112
0.875% 12/27/13	465	468
Freddie Mac:
0.375% 11/30/12	2,964	2,964
1% 7/30/14	7,241	7,283
1% 8/27/14	3,738	3,757
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,734
5.66% 9/15/11 (c)	9,000	9,056
5.685% 5/15/12	3,915	4,080
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	472	512
Tennessee Valley Authority 3.875% 2/15/21	7,910	8,360
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		67,659
U.S. Treasury Obligations - 63.8%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	20,595
U.S. Treasury Notes:
0.375% 6/30/13 (b)	110,584	110,627
0.5% 5/31/13	19,409	19,463
0.625% 7/15/14 (b)	135,613	135,953
0.75% 6/15/14	36,584	36,824
1.25% 8/31/15	1,000	1,012
1.375% 2/15/13	5,455	5,543
1.5% 7/31/16	52,260	52,623
1.75% 7/31/15	2,000	2,065
1.875% 6/30/15	35,554	36,915
2.125% 5/31/15	1,574	1,650
2.25% 7/31/18	65,031	65,666
2.375% 8/31/14	9,290	9,797
2.375% 9/30/14	4,572	4,823
2.375% 10/31/14	16,136	17,035
2.375% 7/31/17	12,000	12,443
2.5% 3/31/15	7,000	7,438
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.5% 6/30/17	$ 1,800	$ 1,881
3% 9/30/16	6,641	7,170
3% 2/28/17	26,424	28,453
3.125% 10/31/16	33,540	36,391
3.125% 1/31/17	27,081	29,347
3.125% 5/15/19	26,941	28,566
3.125% 5/15/21	22,565	23,193
3.375% 6/30/13	1,138	1,204
3.625% 8/15/19	9,790	10,708
3.625% 2/15/20	11,372	12,364
4.25% 11/15/17	6,260	7,177
4.5% 5/15/17 (e)	1,369	1,587
4.625% 2/15/17	14,625	17,030
4.75% 8/15/17	12,139	14,266
TOTAL U.S. TREASURY OBLIGATIONS		759,809
Other Government Related - 11.5%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (d)	1,493	1,513
3.125% 6/15/12 (FDIC Guaranteed) (d)	305	312
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (d)	22,000	22,267
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	20,600	20,987
1.875% 11/15/12 (FDIC Guaranteed) (d)	3,800	3,872
2% 3/30/12 (FDIC Guaranteed) (d)	10,000	10,125
2.125% 7/12/12 (FDIC Guaranteed) (d)	2,384	2,426
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (d)	13,000	13,246
2.625% 12/28/12 (FDIC Guaranteed) (d)	4,364	4,509
3% 12/9/11 (FDIC Guaranteed) (d)	1,030	1,040
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (d)	15,000	15,251
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (d)	306	314
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (d)	2,260	2,298
3.125% 12/1/11 (FDIC Guaranteed) (d)	170	172
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5351% 12/7/20 (NCUA Guaranteed) (f)	2,786	2,793
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes: - continued
Series 2011-R1 Class 1A, 0.6398% 1/8/20 (NCUA Guaranteed) (f)	$ 4,133	$ 4,140
Series 2011-R4 Class 1A, 0.5698% 3/6/20 (NCUA Guaranteed) (f)	2,688	2,689
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,694
2.35% 6/12/17 (NCUA Guaranteed)	14,740	14,846
3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,104
TOTAL OTHER GOVERNMENT RELATED		136,598
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $939,834)		964,066
U.S. Government Agency - Mortgage Securities - 5.6%

Fannie Mae - 2.5%
2.01% 2/1/33 (f)	34	35
2.035% 12/1/34 (f)	34	36
2.035% 3/1/35 (f)	35	37
2.054% 10/1/33 (f)	17	18
2.065% 7/1/35 (f)	16	17
2.175% 3/1/35 (f)	7	7
2.297% 11/1/33 (f)	87	90
2.451% 7/1/36 (f)	148	155
2.457% 3/1/35 (f)	22	23
2.467% 10/1/35 (f)	51	53
2.509% 2/1/36 (f)	66	69
2.527% 6/1/47 (f)	89	94
2.534% 7/1/34 (f)	20	21
2.534% 1/1/35 (f)	171	178
2.534% 7/1/35 (f)	45	47
2.543% 6/1/36 (f)	24	25
2.544% 3/1/33 (f)	89	93
2.554% 10/1/33 (f)	32	33
2.584% 11/1/36 (f)	211	222
2.592% 2/1/37 (f)	364	382
2.603% 5/1/36 (f)	46	48
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.637% 4/1/36 (f)	$ 294	$ 309
2.837% 9/1/36 (f)	75	78
3.051% 8/1/35 (f)	453	481
3.343% 1/1/40 (f)	10,357	10,844
3.47% 3/1/40 (f)	2,605	2,728
3.688% 5/1/40 (f)	1,434	1,505
3.698% 5/1/40 (f)	1,699	1,784
3.791% 6/1/40 (f)	1,471	1,547
3.972% 11/1/39 (f)	1,291	1,363
4% 9/1/13	100	105
5% 2/1/16 to 4/1/22	185	199
5.5% 10/1/20 to 4/1/21	4,385	4,762
5.963% 3/1/37 (f)	56	60
6% 6/1/16 to 3/1/34	1,610	1,788
6.5% 6/1/16 to 5/1/27	827	914
7% 3/1/12 to 9/1/14	41	43
10.25% 10/1/18	3	3
11% 9/1/15 to 1/1/16	10	12
11.25% 5/1/14 to 1/1/16	19	21
11.5% 1/1/13 to 6/15/19	29	32
12.25% 8/1/13	1	1
12.5% 1/1/13 to 7/1/16	53	60
13% 10/1/14	17	20
13.25% 9/1/11	0 *	0 *
13.5% 11/1/14	1	1
15% 4/1/12	0 *	0 *
		30,343
Freddie Mac - 1.8%
1.945% 3/1/35 (f)	104	107
2.046% 5/1/37 (f)	61	64
2.075% 3/1/37 (f)	22	23
2.165% 7/1/35 (f)	842	872
2.286% 6/1/33 (f)	199	208
2.474% 12/1/33 (f)	431	453
2.479% 11/1/35 (f)	177	184
2.48% 4/1/34 (f)	771	811
2.487% 10/1/35 (f)	203	212
2.5% 5/1/37 (f)	48	50
2.508% 12/1/36 (f)	670	700
2.51% 5/1/37 (f)	627	660
2.51% 5/1/37 (f)	354	371
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.54% 6/1/37 (f)	$ 186	$ 196
2.557% 4/1/37 (f)	72	76
2.634% 7/1/35 (f)	209	218
2.654% 2/1/36 (f)	16	17
2.716% 10/1/36 (f)	249	260
2.77% 1/1/35 (f)	535	563
2.942% 3/1/33 (f)	6	7
2.995% 7/1/35 (f)	188	201
3.282% 10/1/35 (f)	33	36
3.801% 4/1/40 (f)	1,376	1,441
5.292% 7/1/36 (f)	81	85
5.5% 11/1/18 to 11/1/21	11,400	12,360
5.847% 6/1/37 (f)	23	25
6.383% 8/1/37 (f)	103	110
6.487% 2/1/37 (f)	43	44
6.5% 12/1/21	345	381
7.22% 4/1/37 (f)	4	4
9% 7/1/16	12	13
9.5% 7/1/16 to 8/1/21	116	133
10% 4/1/15 to 3/1/21	216	250
10.5% 1/1/21	2	2
11% 9/1/20	7	9
11.25% 6/1/14	25	27
11.5% 10/1/15 to 11/1/15	17	19
12% 2/1/13 to 11/1/19	12	13
12.25% 11/1/13 to 8/1/15	15	17
12.5% 10/1/12 to 6/1/19	134	150
13% 12/1/13 to 5/1/17	15	17
14% 11/1/12 to 4/1/16	2	2
		21,391
Ginnie Mae - 1.3%
4% 9/15/25	573	609
5.5% 2/20/60 (i)	12,729	14,002
8% 12/15/23	211	242
8.5% 6/15/16 to 2/15/17	3	3
10.5% 9/15/15 to 10/15/21	322	387
11% 5/20/16 to 1/20/21	27	33
13% 9/15/13 to 10/15/13	4	4
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
13.25% 8/15/14	$ 4	$ 5
13.5% 12/15/14	1	1
		15,286
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $65,366)		67,020
Collateralized Mortgage Obligations - 11.1%

U.S. Government Agency - 11.1%
Fannie Mae:
floater Series 1994-42 Class FK, 2.46% 4/25/24 (f)	1,686	1,739
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	38	44
Series 2003-28 Class KG, 5.5% 4/25/23	725	813
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22	2,930	3,253
Series 2009-14 Class EB, 4.5% 3/25/24	1,800	1,981
Series 2010-97 Class CX, 4.5% 9/25/25	2,500	2,683
Series 2010-109 Class IM, 5.5% 9/25/40 (g)	5,095	995
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.1673% 8/25/31 (f)	327	333
Series 2002-60 Class FV, 1.1873% 4/25/32 (f)	94	96
Series 2002-74 Class FV, 0.6373% 11/25/32 (f)	2,791	2,804
Series 2002-75 Class FA, 1.1873% 11/25/32 (f)	193	197
Series 2008-76 Class EF, 0.6873% 9/25/23 (f)	1,285	1,286
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	487	527
Series 2002-9 Class PC, 6% 3/25/17	35	38
Series 2004-80 Class LD, 4% 1/25/19	881	918
Series 2004-81 Class KD, 4.5% 7/25/18	1,535	1,599
Series 2005-52 Class PB, 6.5% 12/25/34	399	428
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	137	148
Series 2002-57 Class BD, 5.5% 9/25/17	123	135
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,368
Series 2005-47 Class HK, 4.5% 6/25/20	1,790	1,969
Series 2008-27 Class KB, 4.5% 4/25/23	1,010	1,119
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	2,856	536
Federal HMLC Multi-class participation certificates guaranteed floater Series 3835, 0.5365% 5/15/38 (f)	7,199	7,200
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
FHLMC Multifamily Structured pass-thru Certificates planned amortization class 0.6365% 5/15/41 (f)	$ 5,111	$ 5,110
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 0.5865% 11/15/32 (f)	407	408
Series 2630 Class FL, 0.6865% 6/15/18 (f)	47	47
Series 3346 Class FA, 0.4165% 2/15/19 (f)	6,116	6,125
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	140	152
Series 2376 Class JE, 5.5% 11/15/16	134	144
Series 2381 Class OG, 5.5% 11/15/16	89	95
Series 2425 Class JH, 6% 3/15/17	168	184
Series 2628 Class OE, 4.5% 6/15/18	705	759
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,986
Series 2672 Class MG, 5% 9/15/23	1,630	1,828
Series 2684 Class FP, 0.6865% 1/15/33 (f)	4,430	4,466
Series 2695 Class DG, 4% 10/15/18	1,635	1,742
Series 2802 Class OB, 6% 5/15/34	1,355	1,564
Series 2810 Class PD, 6% 6/15/33	735	774
Series 2831 Class PB, 5% 7/15/19	1,975	2,158
Series 2866 Class XE, 4% 12/15/18	2,647	2,764
Series 3147 Class PF, 0.4865% 4/15/36 (f)	2,787	2,773
Series 3741 Class YU, 3.5% 11/15/22	3,140	3,304
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,267	1,422
Series 2570 Class CU, 4.5% 7/15/17	33	34
Series 2572 Class HK, 4% 2/15/17	15	15
Series 2645, Class BY, 4.5% 7/15/18	1,100	1,216
Series 2668 Class AZ, 4% 9/15/18	4,949	5,244
Series 2729 Class GB, 5% 1/15/19	665	716
Series 2860 Class CP, 4% 10/15/17	3	3
Series 2930 Class KT, 4.5% 2/15/20	1,540	1,701
Series 2998 Class LY, 5.5% 7/15/25	295	337
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,288
Series 3013 Class VJ, 5% 1/15/14	840	881
Series 3277 Class B, 4% 2/15/22	1,200	1,299
Series 3578, Class B, 4.5% 9/15/24	1,820	2,002
Series 2715 Class NG, 4.5% 12/15/18	890	976
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5163% 7/20/60 (f)(i)	$ 3,339	$ 3,288
Series 2010-H18 Class AF, 0.5103% 9/20/60 (f)(i)	3,408	3,354
Series 2010-H19 Class FG, 0.4863% 8/20/60 (f)(i)	4,368	4,296
Series 2010-H27 Series FA, 0.5663% 12/20/60 (f)(i)	1,096	1,081
Series 2011-H03 Class FA, 0.6863% 1/20/61 (f)(i)	3,521	3,499
Series 2011-H05 Class FA, 0.6863% 12/20/60 (f)(i)	2,288	2,275
Series 2011-H07 Class FA, 0.6863% 2/20/61 (f)(i)	4,095	4,080
Series 2011-H12 Class FA, 0.6763% 2/20/61 (f)(i)	4,310	4,288
Series 2011-H13 Class FA, 0.6863% 4/20/61 (f)(i)	1,872	1,872
Series 2011-H14:
Class FB, 0.6863% 5/20/61 (f)(i)	2,000	1,989
Class FC, 0.6863% 5/20/61 (f)(i)	2,102	2,091
planned amortization Series 2011-79, 6/20/40 (h)	4,344	3,454
Series 2004-79 Class FA, 0.4863% 1/20/31 (f)	559	559
Series 2010-42 Class OP, 4/20/40 (h)	5,785	4,700
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $129,884)		132,552
Foreign Government and Government Agency Obligations - 1.4%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	1,064	1,267
5.5% 12/4/23	10,700	12,772
6.8% 2/15/12	2,067	2,108
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,451)		16,147
Cash Equivalents - 13.9%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.17%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) #	$ 12,607	$ 12,607
0.2%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (a)	152,910	152,907
TOTAL CASH EQUIVALENTS (Cost $165,514)		165,514
TOTAL INVESTMENT PORTFOLIO - 112.9% (Cost $1,316,049)		1,345,299
NET OTHER ASSETS (LIABILITIES) - (12.9)%		(153,848)
NET ASSETS - 100%		$ 1,191,451
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
349 CBOT 2 Year U.S. Treasury Notes Contracts	Sept. 2011	$ 76,753	$ 283
The face value of futures purchased as a percentage of net assets is 6.5%
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,056,000 or 0.8% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $98,332,000 or 8.3% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $230,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$12,607,000 due 8/01/11 at 0.17%
Bank of America NA	$ 9,120
J.P. Morgan Securities, Inc.	341
Mizuho Securities USA, Inc.	3,146
$ 12,607
$152,907,000 due 8/01/11 at 0.20%
J.P. Morgan Securities, Inc.	$ 67,160
Merrill Lynch, Pierce, Fenner & Smith, Inc.	85,747
$ 152,907
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 964,066	$ -	$ 964,066	$ -
U.S. Government Agency - Mortgage Securities	67,020	-	67,020	-
Collateralized Mortgage Obligations	132,552	-	130,680	1,872
Foreign Government and Government Agency Obligations	16,147	-	16,147	-
Cash Equivalents	165,514	-	165,514	-
Total Investments in Securities:	$ 1,345,299	$ -	$ 1,343,427	$ 1,872
Derivative Instruments:
Assets
Futures Contracts	$ 283	$ 283	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,875
Proceeds of Sales	(3)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,872
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 283	$ -
Total Value of Derivatives	$ 283	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2011

Assets
Investment in securities, at value (including securities loaned of $150,185 and repurchase agreements of $165,514) - See accompanying schedule: Unaffiliated issuers (cost $1,316,049)		$ 1,345,299
Cash		12
Receivable for investments sold		118,960
Receivable for fund shares sold		837
Interest receivable		5,094
Receivable for daily variation margin on futures contracts		82
Total assets		1,470,284

Liabilities
Payable for investments purchased	$ 122,081
Payable for fund shares redeemed	3,242
Distributions payable	151
Accrued management fee	315
Other affiliated payables	136
Other payables and accrued expenses	1
Collateral on securities loaned, at value	152,907
Total liabilities		278,833

Net Assets		$ 1,191,451
Net Assets consist of:
Paid in capital		$ 1,151,276
Undistributed net investment income		534
Accumulated undistributed net realized gain (loss) on investments		10,108
Net unrealized appreciation (depreciation) on investments		29,533
Net Assets, for 108,566 shares outstanding		$ 1,191,451
Net Asset Value, offering price and redemption price per share ($1,191,451 ÷ 108,566 shares)		$ 10.97

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2011

Investment Income
Interest		$ 26,236

Expenses
Management fee	$ 4,093
Transfer agent fees	1,297
Fund wide operations fee	444
Independent trustees' compensation	5
Miscellaneous	5
Total expenses		5,844
Net investment income (loss)		20,392
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,180
Futures contracts	226
Total net realized gain (loss)		29,406
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,155)
Futures contracts	283
Delayed delivery commitments	(1)
Total change in net unrealized appreciation (depreciation)		(13,873)
Net gain (loss)		15,533
Net increase (decrease) in net assets resulting from operations		$ 35,925

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,392	$ 29,126
Net realized gain (loss)	29,406	26,348
Change in net unrealized appreciation (depreciation)	(13,873)	29,967
Net increase (decrease) in net assets resulting from operations	35,925	85,441
Distributions to shareholders from net investment income	(20,486)	(28,870)
Distributions to shareholders from net realized gain	(35,778)	(17,774)
Total distributions	(56,264)	(46,644)
Share transactions Proceeds from sales of shares	190,884	356,483
Reinvestment of distributions	51,734	43,213
Cost of shares redeemed	(448,298)	(583,721)
Net increase (decrease) in net assets resulting from share transactions	(205,680)	(184,025)
Total increase (decrease) in net assets	(226,019)	(145,228)

Net Assets
Beginning of period	1,417,470	1,562,698
End of period (including undistributed net investment income of $534 and undistributed net investment income of $676, respectively)	$ 1,191,451	$ 1,417,470
Other Information Shares
Sold	17,484	32,895
Issued in reinvestment of distributions	4,756	3,989
Redeemed	(41,337)	(53,973)
Net increase (decrease)	(19,097)	(17,089)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.80	$ 10.36	$ 9.97	$ 9.92
Income from Investment Operations
Net investment income (loss) B	.171	.214	.278	.398	.435
Net realized and unrealized gain (loss)	.155	.423	.439	.413	.067
Total from investment operations	.326	.637	.717	.811	.502
Distributions from net investment income	(.172)	(.212)	(.277)	(.421)	(.452)
Distributions from net realized gain	(.284)	(.125)	-	-	-
Total distributions	(.456)	(.337)	(.277)	(.421)	(.452)
Net asset value, end of period	$ 10.97	$ 11.10	$ 10.80	$ 10.36	$ 9.97
Total Return A	3.04%	6.02%	6.98%	8.24%	5.14%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.57%	1.98%	2.59%	3.86%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 1,191	$ 1,417	$ 1,563	$ 974	$ 700
Portfolio turnover rate	339%	227%	305%	318%	121%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

In May 2011, the Board of Trustees approved a change in the fiscal year end of the Fund from July 31 to August 31, effective August 31, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,622
Gross unrealized depreciation	(292)
Net unrealized appreciation (depreciation) on securities and other investments	$ 29,330

Tax Cost	$ 1,315,969

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,415
Undistributed long-term capital gain	$ 7,432
Net unrealized appreciation (depreciation)	$ 29,330

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2011.

The tax character of distributions paid was as follows:

	July 31, 2011	July 31, 2010
Ordinary Income	$ 38,134	$ 32,397
Long-term Capital Gains	18,130	14,247
Total	$ 56,264	$ 46,644

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board (FASB) issued an update to Topic 860 - Transfers and Servicing. The update clarifies the assessment of effective control by removing the collateral provision requirement that the seller maintains at all times collateral sufficient to fund substantially all of the cost of purchasing replacement financial assets from others. This may result in a change in accounting treatment from purchases and sales to secured borrowings for certain mortgage dollar roll transactions, and therefore separate accounting of the income and expenses associated with the secured borrowings. This change would have no effect on the net assets or total return of the Fund. The update is effective for transactions entered into on or after December 15, 2011. Management is currently evaluating the potential impact of the update on the accounting for mortgage dollar roll transactions entered into by the Fund. Also in May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $226 and a change in net unrealized appreciation (depreciation) of $283 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $13,386 and $1,933, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Annual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $56.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $8,816. The weighted average interest rate was .68%. The interest expense amounted to three hundred and thirty-three dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Government Income Fund (a fund of Fidelity Income Fund) at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2011, $16,571,416, or, if subsequently determined to be different, the net capital gain of such year.

A total of 69.63% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $10,958,546 of distributions paid during the period January 1, 2011 to July 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SLM-UANN-0911
1.844592.104

Fidelity®
Government Income
Fund

Annual Report

July 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Government Income Fund	3.27%	6.37%	5.33%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Government Income Fund, a class of the fund, on July 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Government Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid ultra-low interest rates and heightened market volatility, U.S. taxable investment-grade bonds generated solid results for the year ending July 31, 2011, as evidenced by the 4.44% advance of the Barclays Capital® U.S. Aggregate Bond Index. The best-performing categories within the index were those on the riskier end of the spectrum that benefited during intervals when data pointed to an improving economy. Buoyed by a strong first-half showing, commercial mortgage-backed securities (CMBS) fared best, gaining 10.01% amid modest improvement in commercial real estate fundamentals. Corporate bonds rose 6.70%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities, supported by a combination of strong demand from yield-hungry investors and slower prepayment rates, rose a solid 3.85%. Meanwhile, U.S. Treasury and agency securities gained 3.39% and 2.53%, respectively. These securities, which lagged in the first half of the period, when economic data was strong and inflation worries were muted, performed comparatively well in the second half amid signs of a weakening economic recovery and heightened concern about the sovereign debt crisis in Europe.

Comments from William Irving, Lead Portfolio Manager of Fidelity® Government Income Fund: For the year, the fund's Retail Class shares returned 3.27%, while the Barclays Capital® 75% U.S. Government/25% U.S. MBS Blended Index rose 3.41%. Emphasizing sectors with a yield advantage over conventional Treasuries helped bolster the fund's performance. Specifically, out-of-benchmark exposure to strong-performing Treasury Inflation-Protected Securities (TIPS), which we ultimately eliminated by the end of the period, and favorable positioning within the mortgage sector aided results. The fund gained from both an overweighting and good security selection within mortgages. Specifically, emphasizing prepayment-resistant securities worked in our favor during the period's first half. We also modestly benefited from owning collateralized mortgage obligation (CMO) floaters. Detracting from performance was out-of-index exposure to reverse mortgage securities, which lagged, and ineffective yield-curve positioning.

Note to shareholders: Effective August 1, 2011, the fund will have the ability to invest in agency MBS indirectly through Fidelity Mortgage Backed Securities Central Fund. In connection with this change, the fund's fiscal year end will shift from July 31 to August 31 to align it with that of the central fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class A	.78%
Actual		$ 1,000.00	$ 1,035.30	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.76%
Actual		$ 1,000.00	$ 1,035.40	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.51%
Actual		$ 1,000.00	$ 1,031.60	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 1,031.50	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Government Income	.45%
Actual		$ 1,000.00	$ 1,037.00	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,036.60	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.9	1.3
0.01 - 0.99%	14.8	8.9
1 - 1.99%	14.2	15.3
2 - 2.99%	9.8	12.7
3 - 3.99%	6.9	15.1
4 - 4.99%	19.8	14.9
5 - 5.99%	14.8	16.2
6 - 6.99%	4.3	7.6
7% and over	0.7	4.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2011
6 months ago
Years	5.3	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2011
6 months ago
Years	4.7	4.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of July 31, 2011 *		As of January 31, 2011 **
	Mortgage Securities 29.6%		Mortgage Securities 39.6%
	CMOs and Other Mortgage Related Securities 10.2%		CMOs and Other Mortgage Related Securities 9.3%
	U.S. Treasury Obligations 47.2%		U.S. Treasury Obligations 48.6%
	U.S. Government Agency Obligations† 13.0%		U.S. Government Agency Obligations† 16.4%
	Foreign Government & Government Agency Obligations 1.5%		Foreign Government & Government Agency Obligations 1.4%
	Short-Term Investments and Net Other Assets*** (1.5)%		Short-Term Investments and Net Other Assets*** (15.3)%
* Futures and Swaps	2.9%	** Futures and Swaps	(2.5)%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2011

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.5%
Fannie Mae:
0.375% 12/28/12	$ 50,670	$ 50,692
0.75% 12/18/13	7,805	7,819
1.125% 6/27/14	16,915	17,098
4.75% 11/19/12	2,000	2,113
Federal Home Loan Bank:
0.5% 8/28/13	91,450	91,447
0.875% 8/22/12	8,580	8,627
Freddie Mac 1% 8/27/14	15,111	15,189
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	2,558	2,712
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	24,937
5.66% 9/15/11 (c)	18,000	18,112
5.685% 5/15/12	24,035	25,046
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,859	4,133
Series 2002-20K Class 1, 5.08% 11/1/22	8,140	8,791
Series 2003-P10B, Class 1 5.136% 8/10/13	2,114	2,235
Series 2004-20H Class 1, 5.17% 8/1/24	2,445	2,654
Tennessee Valley Authority:
3.875% 2/15/21	33,790	35,714
5.25% 9/15/39	12,000	13,135
5.375% 4/1/56	8,429	9,377
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		339,831
U.S. Treasury Obligations - 47.2%
U.S. Treasury Bonds:
4.375% 2/15/38	14,154	14,809
4.375% 5/15/41	176,866	183,803
5% 5/15/37 (g)	55,700	64,281
5.25% 2/15/29	34,950	41,913
6.125% 11/15/27	27,365	35,904
6.125% 8/15/29	2,877	3,797
8% 11/15/21	14,605	21,364
9.875% 11/15/15	10,285	14,110
U.S. Treasury Notes:
0.375% 6/30/13 (b)	249,596	249,693
0.5% 5/31/13	51,764	51,908
0.625% 7/15/14 (b)	310,712	311,489
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 6/15/14	$ 91,489	$ 92,089
1% 4/30/12	602	605
1.25% 8/31/15	500	506
1.25% 10/31/15	29,580	29,843
1.375% 11/15/12	79,743	80,858
1.5% 7/31/16	315,993	318,192
1.75% 7/31/15	28,800	29,738
1.875% 8/31/17	47,000	47,290
1.875% 9/30/17	87,400	87,748
2.125% 5/31/15	18,669	19,572
2.25% 7/31/18	260,091	262,631
2.375% 8/31/14	20,000	21,091
2.375% 9/30/14	13,017	13,733
2.375% 10/31/14	77,497	81,814
2.5% 6/30/17	10,000	10,450
2.625% 7/31/14 (h)	83,808	88,974
2.75% 11/30/16	18,530	19,740
3.125% 1/31/17	60,773	65,858
3.125% 5/15/21	71,904	73,904
3.625% 8/15/19	33,225	36,340
4% 2/15/15	12,619	14,062
4.25% 11/15/17	27,475	31,502
4.5% 5/15/17	24,685	28,619
4.75% 8/15/17	12,983	15,258
TOTAL U.S. TREASURY OBLIGATIONS		2,463,488
Other Government Related - 6.5%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (d)	6,060	6,143
3.125% 6/15/12 (FDIC Guaranteed) (d)	3,719	3,810
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	88,209
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	33,436
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	40,500	41,262
1.875% 11/15/12 (FDIC Guaranteed) (d)	18,920	19,278
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,199
2.125% 7/12/12 (FDIC Guaranteed) (d)	8,784	8,939
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (d)	11,000	11,208
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
General Electric Capital Corp.: - continued
2.625% 12/28/12 (FDIC Guaranteed) (d)	$ 16,154	$ 16,690
3% 12/9/11 (FDIC Guaranteed) (d)	4,720	4,767
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (d)	51,106	51,960
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (d)	3,714	3,808
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (d)	9,200	9,354
3.125% 12/1/11 (FDIC Guaranteed) (d)	790	798
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5351% 12/7/20 (NCUA Guaranteed) (i)	11,813	11,846
Series 2011-R4 Class 1A, 0.5698% 3/6/20 (NCUA Guaranteed) (i)	12,418	12,424
TOTAL OTHER GOVERNMENT RELATED		340,131
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,073,941)		3,143,450
U.S. Government Agency - Mortgage Securities - 29.6%

Fannie Mae - 18.5%
1.975% 10/1/33 (i)	300	311
2.01% 2/1/33 (i)	309	320
2.035% 12/1/34 (i)	352	364
2.035% 3/1/35 (i)	283	294
2.054% 10/1/33 (i)	148	155
2.065% 7/1/35 (i)	139	145
2.175% 3/1/35 (i)	58	61
2.297% 11/1/33 (i)	827	858
2.457% 3/1/35 (i)	179	189
2.509% 2/1/36 (i)	696	734
2.534% 7/1/34 (i)	173	180
2.534% 7/1/35 (i)	584	613
2.543% 6/1/36 (i)	249	261
2.554% 10/1/33 (i)	254	268
2.584% 11/1/36 (i)	209	220
2.603% 5/1/36 (i)	465	488
3.47% 3/1/40 (i)	11,245	11,778
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 12/1/25 to 2/1/41	$ 116,319	$ 115,900
3.688% 5/1/40 (i)	6,190	6,498
3.698% 5/1/40 (i)	7,335	7,703
3.791% 6/1/40 (i)	6,350	6,679
3.972% 11/1/39 (i)	5,571	5,883
4% 9/1/13 to 7/1/41	85,281	87,238
4.5% 6/1/25 to 7/1/41	150,438	157,250
4.5% 8/1/26 (e)	1,000	1,063
4.5% 8/1/41 (e)(f)	40,000	41,746
4.5% 8/1/41 (e)(f)	16,000	16,698
4.5% 8/1/41 (e)(f)	60,000	62,618
4.5% 9/1/41 (e)	84,000	87,399
5% 2/1/16 to 9/1/40	110,024	118,062
5% 8/1/41 (e)(f)	23,000	24,557
5% 9/1/41 (e)	23,000	24,478
5.5% 10/1/20 to 3/1/39	71,278	77,677
5.746% 3/1/36 (i)	2,209	2,347
5.963% 3/1/37 (i)	595	645
6% 3/1/17 to 9/1/39	33,519	36,658
6% 8/1/41 (e)(f)	15,000	16,494
6% 8/1/41 (e)(f)	15,000	16,494
6% 8/1/41 (e)(f)	9,300	10,227
6% 8/1/41 (e)(f)	8,000	8,797
6% 9/1/41 (e)	1,300	1,426
6.5% 2/1/12 to 4/1/37	8,432	9,282
7% 7/1/13 to 7/1/32	2,629	2,983
7.5% 11/1/11 to 4/1/29	16	18
8.5% 1/1/15 to 7/1/31	213	235
9% 5/1/14	137	142
9.5% 4/1/16 to 10/1/20	274	320
11.25% 5/1/14	2	2
11.5% 6/15/19 to 1/15/21	281	305
12.5% 8/1/15 to 3/1/16	1	1
		965,064
Freddie Mac - 4.4%
1.945% 3/1/35 (i)	1,061	1,095
2.046% 5/1/37 (i)	628	654
2.615% 6/1/35 (i)	770	814
2.654% 2/1/36 (i)	122	128
2.942% 3/1/33 (i)	57	61
2.995% 7/1/35 (i)	1,865	1,987
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.282% 10/1/35 (i)	$ 345	$ 368
3.801% 4/1/40 (i)	5,941	6,221
4% 7/1/39 to 1/1/41	8,777	8,938
4% 8/1/41 (e)	5,000	5,077
4.5% 7/1/25 to 4/1/41	38,846	40,609
4.5% 8/1/41 (e)(f)	6,100	6,359
4.5% 9/1/41 (e)	2,000	2,078
4.5% 9/1/41 (e)	4,100	4,259
5% 8/1/35 to 4/1/41	24,975	26,745
5% 8/1/41 (e)	1,000	1,066
5.138% 4/1/35 (i)	291	310
5.292% 7/1/36 (i)	827	872
5.5% 12/1/27 to 5/1/40	62,560	67,851
5.5% 8/1/41 (e)(f)	4,700	5,089
5.5% 8/1/41 (e)(f)	4,800	5,198
5.5% 9/1/41 (e)	9,500	10,263
6% 7/1/16 to 7/1/37	12,128	13,221
6.5% 1/1/13 to 3/1/36	19,149	21,124
7.5% 9/1/11 to 7/1/16	613	662
8.5% 5/1/17 to 9/1/29	118	136
9% 9/1/14 to 10/1/20	20	21
9.5% 5/1/17 to 8/1/21	119	136
9.75% 8/1/14	81	89
10% 11/15/18 to 8/1/21	8	9
11% 5/1/14	25	27
12% 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	4	4
13% 6/1/14 to 6/1/15	1	2
		231,474
Ginnie Mae - 6.7%
3.5% 12/15/40 to 2/15/41	19,398	19,290
4% 1/15/25 to 10/20/25	32,471	34,454
4% 8/1/41 (e)	7,900	8,153
4.5% 3/15/39 to 7/20/41	87,696	93,627
4.5% 8/1/41 (e)	1,000	1,063
4.5% 8/1/41 (e)	10,000	10,656
5% 9/20/33 to 12/15/40	61,801	67,779
5% 8/1/41 (e)	7,000	7,631
5% 8/1/41 (e)	7,000	7,631
5.492% 4/20/60 (l)	23,123	25,626
5.493% 11/20/59 (l)	27,948	30,777
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/15/38 to 3/15/39	$ 522	$ 579
5.513% 2/20/60 (l)	25,090	27,833
6% 11/20/31 to 11/20/33	10,075	11,279
6.5% 3/20/31 to 10/15/35	1,274	1,439
7% 10/15/26 to 8/15/32	72	83
7.5% 3/15/28 to 8/15/29	65	75
8% 7/15/19 to 12/15/23	733	841
8.5% 1/15/25	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	46	54
		348,872
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,510,263)		1,545,410
Collateralized Mortgage Obligations - 10.2%

U.S. Government Agency - 10.2%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	673	758
Series 1993-207 Class H, 6.5% 11/25/23	10,287	11,714
Series 1993-240 Class PD, 6.25% 12/25/13	1,007	1,050
Series 1994-23 Class PZ, 6% 2/25/24	12,776	15,204
Series 1996-28 Class PK, 6.5% 7/25/25	2,000	2,260
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,541
Series 2006-45 Class OP, 6/25/36 (k)	3,768	3,334
Series 2006-62 Class KP, 4/25/36 (k)	8,461	7,093
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,376
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,482	1,706
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,810
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	17,051
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,627
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	11,606
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,146
Series 2010-109 Class IM, 5.5% 9/25/40 (j)	22,193	4,333
Series 2010-114 Class CI, 5% 4/25/18 (j)	16,764	1,794
Series 2010-37 Class GI, 5% 4/25/25 (j)	3,153	320
Series 2010-97 Class CI, 4.5% 8/25/25 (j)	14,172	1,609
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (k)	10,519	9,095
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 384 Class 6, 5% 7/25/37 (j)	$ 11,934	$ 2,112
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.1673% 8/25/31 (i)	350	356
Series 2002-49 Class FB, 0.7865% 11/18/31 (i)	449	451
Series 2002-60 Class FV, 1.1873% 4/25/32 (i)	189	193
Series 2002-75 Class FA, 1.1873% 11/25/32 (i)	387	395
Series 2008-76 Class EF, 0.6873% 9/25/23 (i)	5,380	5,386
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	8,108
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,634
Series 2005-102 Class CO, 11/25/35 (k)	3,818	3,466
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,459
Series 2006-12 Class BO, 10/25/35 (k)	16,901	15,694
Series 2006-37 Class OW, 5/25/36 (k)	4,208	3,574
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	2,967	3,301
Series 2002-79 Class Z, 5.5% 11/25/22	6,885	7,564
Series 2005-117, Class JN, 4.5% 1/25/36	645	677
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,575
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,694
Series 2008-27 Class KB, 4.5% 4/25/23	4,420	4,898
Series 2009-85 Class IB, 4.5% 8/25/24 (j)	3,654	404
Series 2009-93 Class IC, 4.5% 9/25/24 (j)	6,985	744
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	12,384	2,322
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14	193	201
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 1686 Class FA, 1.0875% 2/15/24 (i)	1,017	1,035
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.7865% 2/15/32 (i)	254	256
Series 2630 Class FL, 0.6865% 6/15/18 (i)	442	446
Series 3008 Class SM, 0% 7/15/35 (i)	125	121
planned amortization class:
Series 1141 Class G, 9% 9/15/21	191	219
Series 2006-15 Class OP, 3/25/36 (k)	5,143	4,316
Series 2356 Class GD, 6% 9/15/16	198	214
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16	$ 1,369	$ 1,472
Series 2381 Class OG, 5.5% 11/15/16	910	975
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,335
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,897
Series 2672 Class MG, 5% 9/15/23	7,120	7,987
Series 2682 Class LD, 4.5% 10/15/33	777	820
Series 2802 Class OB, 6% 5/15/34	10,455	12,065
Series 2810 Class PD, 6% 6/15/33	668	704
Series 2937 Class KC, 4.5% 2/15/20	19,686	21,555
Series 2962 Class BE, 4.5% 4/15/20	15,015	16,558
Series 3110 Class OP, 9/15/35 (k)	10,265	8,908
Series 3119 Class PO, 2/15/36 (k)	12,667	10,757
Series 3121 Class KO, 3/15/36 (k)	3,705	3,305
Series 3123 Class LO, 3/15/36 (k)	8,255	6,906
Series 3145 Class GO, 4/15/36 (k)	7,365	6,244
Series 3741 Class YU, 3.5% 11/15/22	13,420	14,122
sequential payer:
Series 2281 Class ZB, 6% 3/15/30	2,190	2,431
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,232
Series 2570 Class CU, 4.5% 7/15/17	313	321
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,259
Series 2601 Class TB, 5.5% 4/15/23	869	985
Series 2645, Class BY, 4.5% 7/15/18	4,800	5,306
Series 2729 Class GB, 5% 1/15/19	6,151	6,625
Series 2773 Class HC, 4.5% 4/15/19	704	778
Series 2860 Class CP, 4% 10/15/17	27	27
Series 2930 Class KT, 4.5% 2/15/20	6,728	7,430
Series 2987 Class HE, 4.5% 6/15/20	11,260	12,281
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,296
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,164
Series 3013 Class VJ, 5% 1/15/14	901	945
Series 3277 Class B, 4% 2/15/22	5,900	6,388
Series 3578, Class B, 4.5% 9/15/24	7,927	8,719
Series 2863 Class DB, 4% 9/15/14	450	454
Series 3772 Class BI, 4.5% 10/15/18 (j)	13,479	1,259
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	4,822	5,431
Series 2877 Class JC, 5% 10/15/34	162	164
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
planned amortization Series 2011-61 Class OP, 5/20/40 (k)	$ 11,127	$ 9,266
planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	2,406	2,797
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,693
Series 2004-79 Class FA, 0.4863% 1/20/31 (i)	2,297	2,298
Series 2010-42 Class OP, 4/20/40 (k)	25,191	20,468
Series 2011-71:
Class ZB, 5.5% 8/20/34	20,095	22,393
Class ZC, 5.5% 7/16/34	22,910	25,374
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $503,097)		531,636
Foreign Government and Government Agency Obligations - 1.5%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	59,862	71,293
6.8% 2/15/12	8,268	8,432
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $69,411)		79,725
Cash Equivalents - 14.7%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.17%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) #	$ 424,367	$ 424,361
0.2%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (a)	346,586	346,580
TOTAL CASH EQUIVALENTS (Cost $770,941)		770,941
TOTAL INVESTMENT PORTFOLIO - 116.2% (Cost $5,927,653)		6,071,162
NET OTHER ASSETS (LIABILITIES) - (16.2)%		(845,808)
NET ASSETS - 100%		$ 5,225,354
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
897 CBOT 2 Year U.S. Treasury Notes Contracts	Sept. 2011	$ 197,270	$ 881

The face value of futures purchased as a percentage of net assets is 3.8%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	$ 50,000	$ (2,363)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,112,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $315,861,000 or 6.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $600,000.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,067,000.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$424,361,000 due 8/01/11 at 0.17%
Bank of America NA	$ 307,005
J.P. Morgan Securities, Inc.	11,476
Mizuho Securities USA, Inc.	105,880
$ 424,361
$346,580,000 due 8/01/11 at 0.20%
J.P. Morgan Securities, Inc.	$ 152,224
Merrill Lynch, Pierce, Fenner & Smith, Inc.	194,356
$ 346,580
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,143,450	$ -	$ 3,143,450	$ -
U.S. Government Agency - Mortgage Securities	1,545,410	-	1,545,410	-
Collateralized Mortgage Obligations	531,636	-	531,636	-
Foreign Government and Government Agency Obligations	79,725	-	79,725	-
Cash Equivalents	770,941	-	770,941	-
Total Investments in Securities:	$ 6,071,162	$ -	$ 6,071,162	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 881	$ 881	$ -	$ -
Liabilities
Swap Agreements	$ (2,363)	$ -	$ (2,363)	$ -
Total Derivative Instruments:	$ (1,482)	$ 881	$ (2,363)	$ -
Other Financial Instruments:
Forward Commitments	$ (432)	$ -	$ (432)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 881	$ -
Swap Agreements (b)	-	(2,363)
Total Value of Derivatives	$ 881	$ (2,363)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2011

Assets
Investment in securities, at value (including securities loaned of $340,428 and repurchase agreements of $770,941) - See accompanying schedule: Unaffiliated issuers (cost $5,927,653)		$ 6,071,162
Commitment to sell securities on a delayed delivery basis	$ (214,277)
Receivable for securities sold on a delayed delivery basis	213,845	(432)
Receivable for investments sold, regular delivery		570,621
Cash		41
Receivable for fund shares sold		5,414
Interest receivable		22,995
Receivable for daily variation margin on futures contracts		112
Other receivables		32
Total assets		6,669,945

Liabilities
Payable for investments purchased Regular delivery	$ 690,506
Delayed delivery	385,611
Payable for fund shares redeemed	16,853
Distributions payable	396
Swap agreements, at value	2,363
Accrued management fee	1,377
Distribution and service plan fees payable	219
Other affiliated payables	653
Other payables and accrued expenses	33
Collateral on securities loaned, at value	346,580
Total liabilities		1,444,591

Net Assets		$ 5,225,354
Net Assets consist of:
Paid in capital		$ 5,018,538
Undistributed net investment income		917
Accumulated undistributed net realized gain (loss) on investments		64,304
Net unrealized appreciation (depreciation) on investments		141,595
Net Assets		$ 5,225,354

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($328,529 ÷ 30,716 shares)	$ 10.70

Maximum offering price per share (100/96.00 of $10.70)	$ 11.15
Class T: Net Asset Value and redemption price per share ($271,707 ÷ 25,407 shares)	$ 10.69

Maximum offering price per share (100/96.00 of $10.69)	$ 11.14
Class B: Net Asset Value and offering price per share ($24,905 ÷ 2,329 shares)A	$ 10.69

Class C: Net Asset Value and offering price per share ($88,590 ÷ 8,284 shares)A	$ 10.69

Government Income: Net Asset Value, offering price and redemption price per share ($4,167,179 ÷ 390,178 shares)	$ 10.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($344,444 ÷ 32,207 shares)	$ 10.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2011

Investment Income
Interest		$ 147,814

Expenses
Management fee	$ 17,609
Transfer agent fees	6,349
Distribution and service plan fees	3,032
Fund wide operations fee	1,905
Independent trustees' compensation	21
Miscellaneous	19
Total expenses		28,935
Net investment income (loss)		118,879
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,436
Futures contracts	619
Swap agreements	(6,318)
Total net realized gain (loss)		124,737
Change in net unrealized appreciation (depreciation) on: Investment securities	(89,643)
Futures contracts	881
Swap agreements	3,215
Delayed delivery commitments	3,445
Total change in net unrealized appreciation (depreciation)		(82,102)
Net gain (loss)		42,635
Net increase (decrease) in net assets resulting from operations		$ 161,514

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 118,879	$ 145,918
Net realized gain (loss)	124,737	139,116
Change in net unrealized appreciation (depreciation)	(82,102)	85,404
Net increase (decrease) in net assets resulting from operations	161,514	370,438
Distributions to shareholders from net investment income	(114,897)	(140,387)
Distributions to shareholders from net realized gain	(140,821)	(196,760)
Total distributions	(255,718)	(337,147)
Share transactions - net increase (decrease)	(695,616)	203,871
Total increase (decrease) in net assets	(789,820)	237,162

Net Assets
Beginning of period	6,015,174	5,778,012
End of period (including undistributed net investment income of $917 and undistributed net investment income of $2,694, respectively)	$ 5,225,354	$ 6,015,174

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)E	.199	.242	.356	.402	.311
Net realized and unrealized gain (loss)	.108	.424	.466	.387	.033
Total from investment operations	.307	.666	.822	.789	.344
Distributions from net investment income	(.191)	(.231)	(.352)	(.399)	(.314)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.447)	(.596)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	2.94%	6.44%	8.03%	7.96%	3.49%
Ratios to Average Net AssetsG
Expenses before reductions	.77%	.77%	.77%	.81%	.78%A
Expenses net of fee waivers, if any	.77%	.77%	.77%	.81%	.78%A
Expenses net of all reductions	.77%	.77%	.77%	.80%	.77%A
Net investment income (loss)	1.88%	2.28%	3.33%	3.88%	4.08%A
Supplemental Data
Net assets, end of period (in millions)	$ 329	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate	430%	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)E	.201	.243	.357	.404	.306
Net realized and unrealized gain (loss)	.098	.425	.466	.387	.036
Total from investment operations	.299	.668	.823	.791	.342
Distributions from net investment income	(.193)	(.233)	(.353)	(.401)	(.312)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.449)	(.598)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	2.86%	6.45%	8.04%	7.98%	3.46%
Ratios to Average Net AssetsG
Expenses before reductions	.76%	.76%	.76%	.78%	.79%A
Expenses net of fee waivers, if any	.76%	.76%	.76%	.78%	.79%A
Expenses net of all reductions	.76%	.76%	.76%	.78%	.79%A
Net investment income (loss)	1.89%	2.29%	3.33%	3.90%	4.02%A
Supplemental Data
Net assets, end of period (in millions)	$ 272	$ 335	$ 324	$ 236	$ 181
Portfolio turnover rate	430%	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2011	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)E	.122	.164	.278	.329	.251
Net realized and unrealized gain (loss)	.098	.425	.467	.387	.037
Total from investment operations	.220	.589	.745	.716	.288
Distributions from net investment income	(.114)	(.154)	(.275)	(.326)	(.258)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.370)	(.519)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	2.10%	5.67%	7.25%	7.21%	2.91%
Ratios to Average Net AssetsG
Expenses before reductions	1.50%	1.50%	1.50%	1.51%	1.50%A
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.51%	1.50%A
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%A
Net investment income (loss)	1.15%	1.55%	2.60%	3.17%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 38	$ 48	$ 41	$ 43
Portfolio turnover rate	430%	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)E	.121	.163	.275	.326	.249
Net realized and unrealized gain (loss)	.098	.425	.468	.387	.033
Total from investment operations	.219	.588	.743	.713	.282
Distributions from net investment income	(.113)	(.153)	(.273)	(.323)	(.252)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.369)	(.518)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	2.09%	5.66%	7.23%	7.18%	2.85%
Ratios to Average Net AssetsG
Expenses before reductions	1.51%	1.51%	1.52%	1.53%	1.55%A
Expenses net of fee waivers, if any	1.51%	1.51%	1.52%	1.53%	1.55%A
Expenses net of all reductions	1.51%	1.51%	1.51%	1.53%	1.55%A
Net investment income (loss)	1.14%	1.54%	2.58%	3.15%	3.26%A
Supplemental Data
Net assets, end of period (in millions)	$ 89	$ 118	$ 131	$ 71	$ 39
Portfolio turnover rate	430%	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95
Income from Investment Operations
Net investment income (loss)B	.233	.275	.390	.438	.443
Net realized and unrealized gain (loss)	.108	.415	.476	.378	.068
Total from investment operations	.341	.690	.866	.816	.511
Distributions from net investment income	(.225)	(.265)	(.386)	(.436)	(.456)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	(.005)
Total distributions	(.481)	(.630)	(.486)	(.436)	(.461)
Net asset value, end of period	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00
Total ReturnA	3.27%	6.69%	8.49%	8.25%	5.22%
Ratios to Average Net AssetsC
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	2.20%	2.60%	3.65%	4.23%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 4,167	$ 4,809	$ 4,638	$ 8,154	$ 6,118
Portfolio turnover rate	430%	355%	380%D	269%	164%D

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008	2007E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)D	.225	.267	.385	.432	.329
Net realized and unrealized gain (loss)	.099	.425	.466	.388	.034
Total from investment operations	.324	.692	.851	.820	.363
Distributions from net investment income	(.218)	(.257)	(.381)	(.430)	(.333)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.474)	(.622)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C	3.10%	6.70%	8.32%	8.28%	3.67%
Ratios to Average Net AssetsF
Expenses before reductions	.52%	.53%	.51%	.51%	.53%A
Expenses net of fee waivers, if any	.52%	.53%	.51%	.51%	.53%A
Expenses net of all reductions	.52%	.53%	.51%	.51%	.53%A
Net investment income (loss)	2.13%	2.52%	3.59%	4.17%	4.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 344	$ 284	$ 200	$ 750	$ 715
Portfolio turnover rate	430%	355%	380%G	269%	164%G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

In May 2011, the Board of Trustees approved a change in the fiscal year end of the Fund from July 31 to August 31, effective August 31, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2011 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 150,573
Gross unrealized depreciation	(2,894)
Net unrealized appreciation (depreciation) on securities and other investments	$ 147,679

Tax Cost	$ 5,923,483

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,574
Undistributed long-term capital gain	$ 58,691
Net unrealized appreciation (depreciation)	$ 145,317

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2011.

The tax character of distributions paid was as follows:

	July 31, 2011	July 31, 2010
Ordinary Income	$ 199,845	$ 175,643
Long-term Capital Gains	55,873	161,504
Total	$ 255,718	$ 337,147

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued an update to Topic 860 - Transfers and Servicing. The update clarifies the assessment of effective control by removing the collateral provision requirement that the seller maintains at all times collateral sufficient to fund substantially all of the cost of purchasing replacement financial assets from others. This may result in a change in accounting treatment from purchases and sales to secured borrowings for certain mortgage dollar roll transactions, and therefore separate accounting of the income and expenses associated with the secured borrowings. This change would have no effect on the net assets or total return of the Fund. The update is effective for transactions entered into on or after December 15, 2011. Management is currently evaluating the potential impact of the update on the accounting for mortgage dollar roll transactions entered into by the Fund. Also in May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 619	$ 881
Swap Agreements	(6,318)	3,215
Totals (a)(b)(c)	$ (5,699)	$ 4,096

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $619 for futures contracts and $(6,318) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $881 for futures contracts and $3,215 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,151 and $19,358, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 962	$ 24
Class T	-%	.25%	758	2
Class B	.65%	.25%	278	201
Class C	.75%	.25%	1,034	184
			$ 3,032	$ 411

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34
Class T	12
Class B*	103
Class C*	25
$ 174

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 662.17
Class T	470.15
Class B	76.25
Class C	165.16
Government Income	4,453.10
Institutional Class	523.17
	$ 6,349

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee - continued

paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $164.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2011	2010
From net investment income
Class A	$ 6,937	$ 9,342
Class T	5,513	6,865
Class B	332	606
Class C	1,100	1,669
Government Income	94,692	116,185
Institutional Class	6,323	5,720
Total	$ 114,897	$ 140,387
From net realized gain
Class A	$ 10,104	$ 14,726
Class T	7,830	10,744
Class B	853	1,543
Class C	2,724	4,162
Government Income	112,442	158,363
Institutional Class	6,868	7,222
Total	$ 140,821	$ 196,760

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Class A
Shares sold	10,505	17,922	$ 111,665	$ 190,342
Reinvestment of distributions	1,423	1,943	15,111	20,562
Shares redeemed	(20,985)	(20,615)	(221,593)	(218,378)
Net increase (decrease)	(9,057)	(750)	$ (94,817)	$ (7,474)
Class T
Shares sold	9,053	13,716	$ 96,270	$ 145,586
Reinvestment of distributions	1,221	1,616	12,970	17,109
Shares redeemed	(15,795)	(14,473)	(166,943)	(153,287)
Net increase (decrease)	(5,521)	859	$ (57,703)	$ 9,408
Class B
Shares sold	275	1,036	$ 2,957	$ 11,019
Reinvestment of distributions	93	165	985	1,747
Shares redeemed	(1,536)	(2,202)	(16,266)	(23,321)
Net increase (decrease)	(1,168)	(1,001)	$ (12,324)	$ (10,555)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Class C
Shares sold	2,426	3,916	$ 25,890	$ 41,596
Reinvestment of distributions	261	390	2,774	4,131
Shares redeemed	(5,248)	(5,610)	(55,376)	(59,334)
Net increase (decrease)	(2,561)	(1,304)	$ (26,712)	$ (13,607)
Government Income
Shares sold	105,621	155,285	$ 1,120,288	$ 1,646,227
Reinvestment of distributions	18,687	24,826	198,243	262,396
Shares redeemed	(178,425)	(166,873)	(1,885,694)	(1,763,484)
Net increase (decrease)	(54,117)	13,238	$ (567,163)	$ 145,139
Institutional Class
Shares sold	12,979	13,487	$ 137,402	$ 143,092
Reinvestment of distributions	1,192	1,193	12,645	12,621
Shares redeemed	(8,205)	(7,047)	(86,944)	(74,753)
Net increase (decrease)	5,966	7,633	$ 63,103	$ 80,960

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective after the close of business on August 26, 2011, the Fund exchanged securities, including accrued interest, valued at $1,278,207 for shares of Fidelity Mortgage Backed Securities Central Fund, which is an affiliated investment company managed by FMR Co., Inc., an affiliate of FMR. Fidelity Mortgage Backed Securities Central Fund seeks a high level of current income and invests primarily in investment-grade mortgage-related securities issued by the U.S. Government or its instrumentalities and repurchase agreements for those securities. These strategies are consistent with the investment objective of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2011, $73,201,895, or, if subsequently determined to be different, the net capital gain of such year.

A total of 45.92% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $64,328,834 of distributions paid during the period January 1, 2011 to July 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST)
1-800-544-5555

Automated line for quickest service

GOV-UANN-0911
1.789246.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Government Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

July 31, 2011

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	-1.18%	5.20%	4.75%
Class T (incl. 4.00% sales charge) B	-1.25%	5.19%	4.75%
Class B (incl. contingent deferred sales charge) C	-2.83%	4.99%	4.81%
Class C (incl. contingent deferred sales charge) D	1.10%	5.30%	4.80%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 24, 2006. Returns between October 24, 2006 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to October 24, 2006 are those of Fidelity Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007, would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Fidelity Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Fidelity Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Fidelity Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Government Income Fund - Class A on July 31, 2001, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Government Bond Index performed over the same period. The initial offering of Class A took place on October 24, 2006. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid ultra-low interest rates and heightened market volatility, U.S. taxable investment-grade bonds generated solid results for the year ending July 31, 2011, as evidenced by the 4.44% advance of the Barclays Capital® U.S. Aggregate Bond Index. The best-performing categories within the index were those on the riskier end of the spectrum that benefited during intervals when data pointed to an improving economy. Buoyed by a strong first-half showing, commercial mortgage-backed securities (CMBS) fared best, gaining 10.01% amid modest improvement in commercial real estate fundamentals. Corporate bonds rose 6.70%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities, supported by a combination of strong demand from yield-hungry investors and slower prepayment rates, rose a solid 3.85%. Meanwhile, U.S. Treasury and agency securities gained 3.39% and 2.53%, respectively. These securities, which lagged in the first half of the period, when economic data was strong and inflation worries were muted, performed comparatively well in the second half amid signs of a weakening economic recovery and heightened concern about the sovereign debt crisis in Europe.

Comments from William Irving, Lead Portfolio Manager of Fidelity Advisor® Government Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 2.94%, 2.86%, 2.10% and 2.09%, respectively (excluding sales charges), while the Barclays Capital® 75% U.S. Government/25% U.S. MBS Blended Index rose 3.41%. Emphasizing sectors with a yield advantage over conventional Treasuries helped bolster the fund's performance. Specifically, out-of-benchmark exposure to strong-performing Treasury Inflation-Protected Securities (TIPS), which we ultimately eliminated by the end of the period, and favorable positioning within the mortgage sector aided results. The fund gained from both an overweighting and good security selection within mortgages. Specifically, emphasizing prepayment-resistant securities worked in our favor during the period's first half. We also modestly benefited from owning collateralized mortgage obligation (CMO) floaters. Detracting from performance was out-of-index exposure to reverse mortgage securities, which lagged, and ineffective yield-curve positioning.

Note to shareholders: Effective August 1, 2011, the fund will have the ability to invest in agency MBS indirectly through Fidelity Mortgage Backed Securities Central Fund. In connection with this change, the fund's fiscal year end will shift from July 31 to August 31 to align it with that of the central fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class A	.78%
Actual		$ 1,000.00	$ 1,035.30	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.76%
Actual		$ 1,000.00	$ 1,035.40	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.51%
Actual		$ 1,000.00	$ 1,031.60	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 1,031.50	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Government Income	.45%
Actual		$ 1,000.00	$ 1,037.00	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,036.60	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)
Coupon Distribution as of July 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.9	1.3
0.01 - 0.99%	14.8	8.9
1 - 1.99%	14.2	15.3
2 - 2.99%	9.8	12.7
3 - 3.99%	6.9	15.1
4 - 4.99%	19.8	14.9
5 - 5.99%	14.8	16.2
6 - 6.99%	4.3	7.6
7% and over	0.7	4.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2011
6 months ago
Years	5.3	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2011
6 months ago
Years	4.7	4.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of July 31, 2011 *		As of January 31, 2011 **
	Mortgage Securities 29.6%		Mortgage Securities 39.6%
	CMOs and Other Mortgage Related Securities 10.2%		CMOs and Other Mortgage Related Securities 9.3%
	U.S. Treasury Obligations 47.2%		U.S. Treasury Obligations 48.6%
	U.S. Government Agency Obligations† 13.0%		U.S. Government Agency Obligations† 16.4%
	Foreign Government & Government Agency Obligations 1.5%		Foreign Government & Government Agency Obligations 1.4%
	Short-Term Investments and Net Other Assets*** (1.5)%		Short-Term Investments and Net Other Assets*** (15.3)%
* Futures and Swaps	2.9%	** Futures and Swaps	(2.5)%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2011

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.5%
Fannie Mae:
0.375% 12/28/12	$ 50,670	$ 50,692
0.75% 12/18/13	7,805	7,819
1.125% 6/27/14	16,915	17,098
4.75% 11/19/12	2,000	2,113
Federal Home Loan Bank:
0.5% 8/28/13	91,450	91,447
0.875% 8/22/12	8,580	8,627
Freddie Mac 1% 8/27/14	15,111	15,189
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	2,558	2,712
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	24,937
5.66% 9/15/11 (c)	18,000	18,112
5.685% 5/15/12	24,035	25,046
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,859	4,133
Series 2002-20K Class 1, 5.08% 11/1/22	8,140	8,791
Series 2003-P10B, Class 1 5.136% 8/10/13	2,114	2,235
Series 2004-20H Class 1, 5.17% 8/1/24	2,445	2,654
Tennessee Valley Authority:
3.875% 2/15/21	33,790	35,714
5.25% 9/15/39	12,000	13,135
5.375% 4/1/56	8,429	9,377
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		339,831
U.S. Treasury Obligations - 47.2%
U.S. Treasury Bonds:
4.375% 2/15/38	14,154	14,809
4.375% 5/15/41	176,866	183,803
5% 5/15/37 (g)	55,700	64,281
5.25% 2/15/29	34,950	41,913
6.125% 11/15/27	27,365	35,904
6.125% 8/15/29	2,877	3,797
8% 11/15/21	14,605	21,364
9.875% 11/15/15	10,285	14,110
U.S. Treasury Notes:
0.375% 6/30/13 (b)	249,596	249,693
0.5% 5/31/13	51,764	51,908
0.625% 7/15/14 (b)	310,712	311,489
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 6/15/14	$ 91,489	$ 92,089
1% 4/30/12	602	605
1.25% 8/31/15	500	506
1.25% 10/31/15	29,580	29,843
1.375% 11/15/12	79,743	80,858
1.5% 7/31/16	315,993	318,192
1.75% 7/31/15	28,800	29,738
1.875% 8/31/17	47,000	47,290
1.875% 9/30/17	87,400	87,748
2.125% 5/31/15	18,669	19,572
2.25% 7/31/18	260,091	262,631
2.375% 8/31/14	20,000	21,091
2.375% 9/30/14	13,017	13,733
2.375% 10/31/14	77,497	81,814
2.5% 6/30/17	10,000	10,450
2.625% 7/31/14 (h)	83,808	88,974
2.75% 11/30/16	18,530	19,740
3.125% 1/31/17	60,773	65,858
3.125% 5/15/21	71,904	73,904
3.625% 8/15/19	33,225	36,340
4% 2/15/15	12,619	14,062
4.25% 11/15/17	27,475	31,502
4.5% 5/15/17	24,685	28,619
4.75% 8/15/17	12,983	15,258
TOTAL U.S. TREASURY OBLIGATIONS		2,463,488
Other Government Related - 6.5%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (d)	6,060	6,143
3.125% 6/15/12 (FDIC Guaranteed) (d)	3,719	3,810
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	88,209
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	33,436
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	40,500	41,262
1.875% 11/15/12 (FDIC Guaranteed) (d)	18,920	19,278
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,199
2.125% 7/12/12 (FDIC Guaranteed) (d)	8,784	8,939
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (d)	11,000	11,208
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
General Electric Capital Corp.: - continued
2.625% 12/28/12 (FDIC Guaranteed) (d)	$ 16,154	$ 16,690
3% 12/9/11 (FDIC Guaranteed) (d)	4,720	4,767
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (d)	51,106	51,960
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (d)	3,714	3,808
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (d)	9,200	9,354
3.125% 12/1/11 (FDIC Guaranteed) (d)	790	798
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5351% 12/7/20 (NCUA Guaranteed) (i)	11,813	11,846
Series 2011-R4 Class 1A, 0.5698% 3/6/20 (NCUA Guaranteed) (i)	12,418	12,424
TOTAL OTHER GOVERNMENT RELATED		340,131
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,073,941)		3,143,450
U.S. Government Agency - Mortgage Securities - 29.6%

Fannie Mae - 18.5%
1.975% 10/1/33 (i)	300	311
2.01% 2/1/33 (i)	309	320
2.035% 12/1/34 (i)	352	364
2.035% 3/1/35 (i)	283	294
2.054% 10/1/33 (i)	148	155
2.065% 7/1/35 (i)	139	145
2.175% 3/1/35 (i)	58	61
2.297% 11/1/33 (i)	827	858
2.457% 3/1/35 (i)	179	189
2.509% 2/1/36 (i)	696	734
2.534% 7/1/34 (i)	173	180
2.534% 7/1/35 (i)	584	613
2.543% 6/1/36 (i)	249	261
2.554% 10/1/33 (i)	254	268
2.584% 11/1/36 (i)	209	220
2.603% 5/1/36 (i)	465	488
3.47% 3/1/40 (i)	11,245	11,778
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 12/1/25 to 2/1/41	$ 116,319	$ 115,900
3.688% 5/1/40 (i)	6,190	6,498
3.698% 5/1/40 (i)	7,335	7,703
3.791% 6/1/40 (i)	6,350	6,679
3.972% 11/1/39 (i)	5,571	5,883
4% 9/1/13 to 7/1/41	85,281	87,238
4.5% 6/1/25 to 7/1/41	150,438	157,250
4.5% 8/1/26 (e)	1,000	1,063
4.5% 8/1/41 (e)(f)	40,000	41,746
4.5% 8/1/41 (e)(f)	16,000	16,698
4.5% 8/1/41 (e)(f)	60,000	62,618
4.5% 9/1/41 (e)	84,000	87,399
5% 2/1/16 to 9/1/40	110,024	118,062
5% 8/1/41 (e)(f)	23,000	24,557
5% 9/1/41 (e)	23,000	24,478
5.5% 10/1/20 to 3/1/39	71,278	77,677
5.746% 3/1/36 (i)	2,209	2,347
5.963% 3/1/37 (i)	595	645
6% 3/1/17 to 9/1/39	33,519	36,658
6% 8/1/41 (e)(f)	15,000	16,494
6% 8/1/41 (e)(f)	15,000	16,494
6% 8/1/41 (e)(f)	9,300	10,227
6% 8/1/41 (e)(f)	8,000	8,797
6% 9/1/41 (e)	1,300	1,426
6.5% 2/1/12 to 4/1/37	8,432	9,282
7% 7/1/13 to 7/1/32	2,629	2,983
7.5% 11/1/11 to 4/1/29	16	18
8.5% 1/1/15 to 7/1/31	213	235
9% 5/1/14	137	142
9.5% 4/1/16 to 10/1/20	274	320
11.25% 5/1/14	2	2
11.5% 6/15/19 to 1/15/21	281	305
12.5% 8/1/15 to 3/1/16	1	1
		965,064
Freddie Mac - 4.4%
1.945% 3/1/35 (i)	1,061	1,095
2.046% 5/1/37 (i)	628	654
2.615% 6/1/35 (i)	770	814
2.654% 2/1/36 (i)	122	128
2.942% 3/1/33 (i)	57	61
2.995% 7/1/35 (i)	1,865	1,987
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.282% 10/1/35 (i)	$ 345	$ 368
3.801% 4/1/40 (i)	5,941	6,221
4% 7/1/39 to 1/1/41	8,777	8,938
4% 8/1/41 (e)	5,000	5,077
4.5% 7/1/25 to 4/1/41	38,846	40,609
4.5% 8/1/41 (e)(f)	6,100	6,359
4.5% 9/1/41 (e)	2,000	2,078
4.5% 9/1/41 (e)	4,100	4,259
5% 8/1/35 to 4/1/41	24,975	26,745
5% 8/1/41 (e)	1,000	1,066
5.138% 4/1/35 (i)	291	310
5.292% 7/1/36 (i)	827	872
5.5% 12/1/27 to 5/1/40	62,560	67,851
5.5% 8/1/41 (e)(f)	4,700	5,089
5.5% 8/1/41 (e)(f)	4,800	5,198
5.5% 9/1/41 (e)	9,500	10,263
6% 7/1/16 to 7/1/37	12,128	13,221
6.5% 1/1/13 to 3/1/36	19,149	21,124
7.5% 9/1/11 to 7/1/16	613	662
8.5% 5/1/17 to 9/1/29	118	136
9% 9/1/14 to 10/1/20	20	21
9.5% 5/1/17 to 8/1/21	119	136
9.75% 8/1/14	81	89
10% 11/15/18 to 8/1/21	8	9
11% 5/1/14	25	27
12% 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	4	4
13% 6/1/14 to 6/1/15	1	2
		231,474
Ginnie Mae - 6.7%
3.5% 12/15/40 to 2/15/41	19,398	19,290
4% 1/15/25 to 10/20/25	32,471	34,454
4% 8/1/41 (e)	7,900	8,153
4.5% 3/15/39 to 7/20/41	87,696	93,627
4.5% 8/1/41 (e)	1,000	1,063
4.5% 8/1/41 (e)	10,000	10,656
5% 9/20/33 to 12/15/40	61,801	67,779
5% 8/1/41 (e)	7,000	7,631
5% 8/1/41 (e)	7,000	7,631
5.492% 4/20/60 (l)	23,123	25,626
5.493% 11/20/59 (l)	27,948	30,777
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/15/38 to 3/15/39	$ 522	$ 579
5.513% 2/20/60 (l)	25,090	27,833
6% 11/20/31 to 11/20/33	10,075	11,279
6.5% 3/20/31 to 10/15/35	1,274	1,439
7% 10/15/26 to 8/15/32	72	83
7.5% 3/15/28 to 8/15/29	65	75
8% 7/15/19 to 12/15/23	733	841
8.5% 1/15/25	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	46	54
		348,872
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,510,263)		1,545,410
Collateralized Mortgage Obligations - 10.2%

U.S. Government Agency - 10.2%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	673	758
Series 1993-207 Class H, 6.5% 11/25/23	10,287	11,714
Series 1993-240 Class PD, 6.25% 12/25/13	1,007	1,050
Series 1994-23 Class PZ, 6% 2/25/24	12,776	15,204
Series 1996-28 Class PK, 6.5% 7/25/25	2,000	2,260
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,541
Series 2006-45 Class OP, 6/25/36 (k)	3,768	3,334
Series 2006-62 Class KP, 4/25/36 (k)	8,461	7,093
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,376
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,482	1,706
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,810
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	17,051
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,627
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	11,606
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,146
Series 2010-109 Class IM, 5.5% 9/25/40 (j)	22,193	4,333
Series 2010-114 Class CI, 5% 4/25/18 (j)	16,764	1,794
Series 2010-37 Class GI, 5% 4/25/25 (j)	3,153	320
Series 2010-97 Class CI, 4.5% 8/25/25 (j)	14,172	1,609
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (k)	10,519	9,095
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 384 Class 6, 5% 7/25/37 (j)	$ 11,934	$ 2,112
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.1673% 8/25/31 (i)	350	356
Series 2002-49 Class FB, 0.7865% 11/18/31 (i)	449	451
Series 2002-60 Class FV, 1.1873% 4/25/32 (i)	189	193
Series 2002-75 Class FA, 1.1873% 11/25/32 (i)	387	395
Series 2008-76 Class EF, 0.6873% 9/25/23 (i)	5,380	5,386
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	8,108
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,634
Series 2005-102 Class CO, 11/25/35 (k)	3,818	3,466
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,459
Series 2006-12 Class BO, 10/25/35 (k)	16,901	15,694
Series 2006-37 Class OW, 5/25/36 (k)	4,208	3,574
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	2,967	3,301
Series 2002-79 Class Z, 5.5% 11/25/22	6,885	7,564
Series 2005-117, Class JN, 4.5% 1/25/36	645	677
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,575
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,694
Series 2008-27 Class KB, 4.5% 4/25/23	4,420	4,898
Series 2009-85 Class IB, 4.5% 8/25/24 (j)	3,654	404
Series 2009-93 Class IC, 4.5% 9/25/24 (j)	6,985	744
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	12,384	2,322
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14	193	201
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 1686 Class FA, 1.0875% 2/15/24 (i)	1,017	1,035
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.7865% 2/15/32 (i)	254	256
Series 2630 Class FL, 0.6865% 6/15/18 (i)	442	446
Series 3008 Class SM, 0% 7/15/35 (i)	125	121
planned amortization class:
Series 1141 Class G, 9% 9/15/21	191	219
Series 2006-15 Class OP, 3/25/36 (k)	5,143	4,316
Series 2356 Class GD, 6% 9/15/16	198	214
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16	$ 1,369	$ 1,472
Series 2381 Class OG, 5.5% 11/15/16	910	975
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,335
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,897
Series 2672 Class MG, 5% 9/15/23	7,120	7,987
Series 2682 Class LD, 4.5% 10/15/33	777	820
Series 2802 Class OB, 6% 5/15/34	10,455	12,065
Series 2810 Class PD, 6% 6/15/33	668	704
Series 2937 Class KC, 4.5% 2/15/20	19,686	21,555
Series 2962 Class BE, 4.5% 4/15/20	15,015	16,558
Series 3110 Class OP, 9/15/35 (k)	10,265	8,908
Series 3119 Class PO, 2/15/36 (k)	12,667	10,757
Series 3121 Class KO, 3/15/36 (k)	3,705	3,305
Series 3123 Class LO, 3/15/36 (k)	8,255	6,906
Series 3145 Class GO, 4/15/36 (k)	7,365	6,244
Series 3741 Class YU, 3.5% 11/15/22	13,420	14,122
sequential payer:
Series 2281 Class ZB, 6% 3/15/30	2,190	2,431
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,232
Series 2570 Class CU, 4.5% 7/15/17	313	321
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,259
Series 2601 Class TB, 5.5% 4/15/23	869	985
Series 2645, Class BY, 4.5% 7/15/18	4,800	5,306
Series 2729 Class GB, 5% 1/15/19	6,151	6,625
Series 2773 Class HC, 4.5% 4/15/19	704	778
Series 2860 Class CP, 4% 10/15/17	27	27
Series 2930 Class KT, 4.5% 2/15/20	6,728	7,430
Series 2987 Class HE, 4.5% 6/15/20	11,260	12,281
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,296
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,164
Series 3013 Class VJ, 5% 1/15/14	901	945
Series 3277 Class B, 4% 2/15/22	5,900	6,388
Series 3578, Class B, 4.5% 9/15/24	7,927	8,719
Series 2863 Class DB, 4% 9/15/14	450	454
Series 3772 Class BI, 4.5% 10/15/18 (j)	13,479	1,259
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	4,822	5,431
Series 2877 Class JC, 5% 10/15/34	162	164
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
planned amortization Series 2011-61 Class OP, 5/20/40 (k)	$ 11,127	$ 9,266
planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	2,406	2,797
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,693
Series 2004-79 Class FA, 0.4863% 1/20/31 (i)	2,297	2,298
Series 2010-42 Class OP, 4/20/40 (k)	25,191	20,468
Series 2011-71:
Class ZB, 5.5% 8/20/34	20,095	22,393
Class ZC, 5.5% 7/16/34	22,910	25,374
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $503,097)		531,636
Foreign Government and Government Agency Obligations - 1.5%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	59,862	71,293
6.8% 2/15/12	8,268	8,432
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $69,411)		79,725
Cash Equivalents - 14.7%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.17%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) #	$ 424,367	$ 424,361
0.2%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (a)	346,586	346,580
TOTAL CASH EQUIVALENTS (Cost $770,941)		770,941
TOTAL INVESTMENT PORTFOLIO - 116.2% (Cost $5,927,653)		6,071,162
NET OTHER ASSETS (LIABILITIES) - (16.2)%		(845,808)
NET ASSETS - 100%		$ 5,225,354
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
897 CBOT 2 Year U.S. Treasury Notes Contracts	Sept. 2011	$ 197,270	$ 881

The face value of futures purchased as a percentage of net assets is 3.8%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	$ 50,000	$ (2,363)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,112,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $315,861,000 or 6.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $600,000.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,067,000.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$424,361,000 due 8/01/11 at 0.17%
Bank of America NA	$ 307,005
J.P. Morgan Securities, Inc.	11,476
Mizuho Securities USA, Inc.	105,880
$ 424,361
$346,580,000 due 8/01/11 at 0.20%
J.P. Morgan Securities, Inc.	$ 152,224
Merrill Lynch, Pierce, Fenner & Smith, Inc.	194,356
$ 346,580
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,143,450	$ -	$ 3,143,450	$ -
U.S. Government Agency - Mortgage Securities	1,545,410	-	1,545,410	-
Collateralized Mortgage Obligations	531,636	-	531,636	-
Foreign Government and Government Agency Obligations	79,725	-	79,725	-
Cash Equivalents	770,941	-	770,941	-
Total Investments in Securities:	$ 6,071,162	$ -	$ 6,071,162	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 881	$ 881	$ -	$ -
Liabilities
Swap Agreements	$ (2,363)	$ -	$ (2,363)	$ -
Total Derivative Instruments:	$ (1,482)	$ 881	$ (2,363)	$ -
Other Financial Instruments:
Forward Commitments	$ (432)	$ -	$ (432)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 881	$ -
Swap Agreements (b)	-	(2,363)
Total Value of Derivatives	$ 881	$ (2,363)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2011

Assets
Investment in securities, at value (including securities loaned of $340,428 and repurchase agreements of $770,941) - See accompanying schedule: Unaffiliated issuers (cost $5,927,653)		$ 6,071,162
Commitment to sell securities on a delayed delivery basis	$ (214,277)
Receivable for securities sold on a delayed delivery basis	213,845	(432)
Receivable for investments sold, regular delivery		570,621
Cash		41
Receivable for fund shares sold		5,414
Interest receivable		22,995
Receivable for daily variation margin on futures contracts		112
Other receivables		32
Total assets		6,669,945

Liabilities
Payable for investments purchased Regular delivery	$ 690,506
Delayed delivery	385,611
Payable for fund shares redeemed	16,853
Distributions payable	396
Swap agreements, at value	2,363
Accrued management fee	1,377
Distribution and service plan fees payable	219
Other affiliated payables	653
Other payables and accrued expenses	33
Collateral on securities loaned, at value	346,580
Total liabilities		1,444,591

Net Assets		$ 5,225,354
Net Assets consist of:
Paid in capital		$ 5,018,538
Undistributed net investment income		917
Accumulated undistributed net realized gain (loss) on investments		64,304
Net unrealized appreciation (depreciation) on investments		141,595
Net Assets		$ 5,225,354

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($328,529 ÷ 30,716 shares)	$ 10.70

Maximum offering price per share (100/96.00 of $10.70)	$ 11.15
Class T: Net Asset Value and redemption price per share ($271,707 ÷ 25,407 shares)	$ 10.69

Maximum offering price per share (100/96.00 of $10.69)	$ 11.14
Class B: Net Asset Value and offering price per share ($24,905 ÷ 2,329 shares)A	$ 10.69

Class C: Net Asset Value and offering price per share ($88,590 ÷ 8,284 shares)A	$ 10.69

Government Income: Net Asset Value, offering price and redemption price per share ($4,167,179 ÷ 390,178 shares)	$ 10.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($344,444 ÷ 32,207 shares)	$ 10.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2011

Investment Income
Interest		$ 147,814

Expenses
Management fee	$ 17,609
Transfer agent fees	6,349
Distribution and service plan fees	3,032
Fund wide operations fee	1,905
Independent trustees' compensation	21
Miscellaneous	19
Total expenses		28,935
Net investment income (loss)		118,879
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,436
Futures contracts	619
Swap agreements	(6,318)
Total net realized gain (loss)		124,737
Change in net unrealized appreciation (depreciation) on: Investment securities	(89,643)
Futures contracts	881
Swap agreements	3,215
Delayed delivery commitments	3,445
Total change in net unrealized appreciation (depreciation)		(82,102)
Net gain (loss)		42,635
Net increase (decrease) in net assets resulting from operations		$ 161,514

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 118,879	$ 145,918
Net realized gain (loss)	124,737	139,116
Change in net unrealized appreciation (depreciation)	(82,102)	85,404
Net increase (decrease) in net assets resulting from operations	161,514	370,438
Distributions to shareholders from net investment income	(114,897)	(140,387)
Distributions to shareholders from net realized gain	(140,821)	(196,760)
Total distributions	(255,718)	(337,147)
Share transactions - net increase (decrease)	(695,616)	203,871
Total increase (decrease) in net assets	(789,820)	237,162

Net Assets
Beginning of period	6,015,174	5,778,012
End of period (including undistributed net investment income of $917 and undistributed net investment income of $2,694, respectively)	$ 5,225,354	$ 6,015,174

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)E	.199	.242	.356	.402	.311
Net realized and unrealized gain (loss)	.108	.424	.466	.387	.033
Total from investment operations	.307	.666	.822	.789	.344
Distributions from net investment income	(.191)	(.231)	(.352)	(.399)	(.314)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.447)	(.596)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	2.94%	6.44%	8.03%	7.96%	3.49%
Ratios to Average Net AssetsG
Expenses before reductions	.77%	.77%	.77%	.81%	.78%A
Expenses net of fee waivers, if any	.77%	.77%	.77%	.81%	.78%A
Expenses net of all reductions	.77%	.77%	.77%	.80%	.77%A
Net investment income (loss)	1.88%	2.28%	3.33%	3.88%	4.08%A
Supplemental Data
Net assets, end of period (in millions)	$ 329	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate	430%	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)E	.201	.243	.357	.404	.306
Net realized and unrealized gain (loss)	.098	.425	.466	.387	.036
Total from investment operations	.299	.668	.823	.791	.342
Distributions from net investment income	(.193)	(.233)	(.353)	(.401)	(.312)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.449)	(.598)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	2.86%	6.45%	8.04%	7.98%	3.46%
Ratios to Average Net AssetsG
Expenses before reductions	.76%	.76%	.76%	.78%	.79%A
Expenses net of fee waivers, if any	.76%	.76%	.76%	.78%	.79%A
Expenses net of all reductions	.76%	.76%	.76%	.78%	.79%A
Net investment income (loss)	1.89%	2.29%	3.33%	3.90%	4.02%A
Supplemental Data
Net assets, end of period (in millions)	$ 272	$ 335	$ 324	$ 236	$ 181
Portfolio turnover rate	430%	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2011	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)E	.122	.164	.278	.329	.251
Net realized and unrealized gain (loss)	.098	.425	.467	.387	.037
Total from investment operations	.220	.589	.745	.716	.288
Distributions from net investment income	(.114)	(.154)	(.275)	(.326)	(.258)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.370)	(.519)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	2.10%	5.67%	7.25%	7.21%	2.91%
Ratios to Average Net AssetsG
Expenses before reductions	1.50%	1.50%	1.50%	1.51%	1.50%A
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.51%	1.50%A
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%A
Net investment income (loss)	1.15%	1.55%	2.60%	3.17%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 38	$ 48	$ 41	$ 43
Portfolio turnover rate	430%	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)E	.121	.163	.275	.326	.249
Net realized and unrealized gain (loss)	.098	.425	.468	.387	.033
Total from investment operations	.219	.588	.743	.713	.282
Distributions from net investment income	(.113)	(.153)	(.273)	(.323)	(.252)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.369)	(.518)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	2.09%	5.66%	7.23%	7.18%	2.85%
Ratios to Average Net AssetsG
Expenses before reductions	1.51%	1.51%	1.52%	1.53%	1.55%A
Expenses net of fee waivers, if any	1.51%	1.51%	1.52%	1.53%	1.55%A
Expenses net of all reductions	1.51%	1.51%	1.51%	1.53%	1.55%A
Net investment income (loss)	1.14%	1.54%	2.58%	3.15%	3.26%A
Supplemental Data
Net assets, end of period (in millions)	$ 89	$ 118	$ 131	$ 71	$ 39
Portfolio turnover rate	430%	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95
Income from Investment Operations
Net investment income (loss)B	.233	.275	.390	.438	.443
Net realized and unrealized gain (loss)	.108	.415	.476	.378	.068
Total from investment operations	.341	.690	.866	.816	.511
Distributions from net investment income	(.225)	(.265)	(.386)	(.436)	(.456)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	(.005)
Total distributions	(.481)	(.630)	(.486)	(.436)	(.461)
Net asset value, end of period	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00
Total ReturnA	3.27%	6.69%	8.49%	8.25%	5.22%
Ratios to Average Net AssetsC
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	2.20%	2.60%	3.65%	4.23%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 4,167	$ 4,809	$ 4,638	$ 8,154	$ 6,118
Portfolio turnover rate	430%	355%	380%D	269%	164%D

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008	2007E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)D	.225	.267	.385	.432	.329
Net realized and unrealized gain (loss)	.099	.425	.466	.388	.034
Total from investment operations	.324	.692	.851	.820	.363
Distributions from net investment income	(.218)	(.257)	(.381)	(.430)	(.333)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.474)	(.622)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C	3.10%	6.70%	8.32%	8.28%	3.67%
Ratios to Average Net AssetsF
Expenses before reductions	.52%	.53%	.51%	.51%	.53%A
Expenses net of fee waivers, if any	.52%	.53%	.51%	.51%	.53%A
Expenses net of all reductions	.52%	.53%	.51%	.51%	.53%A
Net investment income (loss)	2.13%	2.52%	3.59%	4.17%	4.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 344	$ 284	$ 200	$ 750	$ 715
Portfolio turnover rate	430%	355%	380%G	269%	164%G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

In May 2011, the Board of Trustees approved a change in the fiscal year end of the Fund from July 31 to August 31, effective August 31, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2011 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 150,573
Gross unrealized depreciation	(2,894)
Net unrealized appreciation (depreciation) on securities and other investments	$ 147,679

Tax Cost	$ 5,923,483

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,574
Undistributed long-term capital gain	$ 58,691
Net unrealized appreciation (depreciation)	$ 145,317

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2011.

The tax character of distributions paid was as follows:

	July 31, 2011	July 31, 2010
Ordinary Income	$ 199,845	$ 175,643
Long-term Capital Gains	55,873	161,504
Total	$ 255,718	$ 337,147

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued an update to Topic 860 - Transfers and Servicing. The update clarifies the assessment of effective control by removing the collateral provision requirement that the seller maintains at all times collateral sufficient to fund substantially all of the cost of purchasing replacement financial assets from others. This may result in a change in accounting treatment from purchases and sales to secured borrowings for certain mortgage dollar roll transactions, and therefore separate accounting of the income and expenses associated with the secured borrowings. This change would have no effect on the net assets or total return of the Fund. The update is effective for transactions entered into on or after December 15, 2011. Management is currently evaluating the potential impact of the update on the accounting for mortgage dollar roll transactions entered into by the Fund. Also in May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 619	$ 881
Swap Agreements	(6,318)	3,215
Totals (a)(b)(c)	$ (5,699)	$ 4,096

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $619 for futures contracts and $(6,318) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $881 for futures contracts and $3,215 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Annual Report

4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,151 and $19,358, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 962	$ 24
Class T	-%	.25%	758	2
Class B	.65%	.25%	278	201
Class C	.75%	.25%	1,034	184
			$ 3,032	$ 411

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34
Class T	12
Class B*	103
Class C*	25
$ 174

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 662.17
Class T	470.15
Class B	76.25
Class C	165.16
Government Income	4,453.10
Institutional Class	523.17
	$ 6,349

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE

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6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee - continued

paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $164.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2011	2010
From net investment income
Class A	$ 6,937	$ 9,342
Class T	5,513	6,865
Class B	332	606
Class C	1,100	1,669
Government Income	94,692	116,185
Institutional Class	6,323	5,720
Total	$ 114,897	$ 140,387
From net realized gain
Class A	$ 10,104	$ 14,726
Class T	7,830	10,744
Class B	853	1,543
Class C	2,724	4,162
Government Income	112,442	158,363
Institutional Class	6,868	7,222
Total	$ 140,821	$ 196,760

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Class A
Shares sold	10,505	17,922	$ 111,665	$ 190,342
Reinvestment of distributions	1,423	1,943	15,111	20,562
Shares redeemed	(20,985)	(20,615)	(221,593)	(218,378)
Net increase (decrease)	(9,057)	(750)	$ (94,817)	$ (7,474)
Class T
Shares sold	9,053	13,716	$ 96,270	$ 145,586
Reinvestment of distributions	1,221	1,616	12,970	17,109
Shares redeemed	(15,795)	(14,473)	(166,943)	(153,287)
Net increase (decrease)	(5,521)	859	$ (57,703)	$ 9,408
Class B
Shares sold	275	1,036	$ 2,957	$ 11,019
Reinvestment of distributions	93	165	985	1,747
Shares redeemed	(1,536)	(2,202)	(16,266)	(23,321)
Net increase (decrease)	(1,168)	(1,001)	$ (12,324)	$ (10,555)

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10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Class C
Shares sold	2,426	3,916	$ 25,890	$ 41,596
Reinvestment of distributions	261	390	2,774	4,131
Shares redeemed	(5,248)	(5,610)	(55,376)	(59,334)
Net increase (decrease)	(2,561)	(1,304)	$ (26,712)	$ (13,607)
Government Income
Shares sold	105,621	155,285	$ 1,120,288	$ 1,646,227
Reinvestment of distributions	18,687	24,826	198,243	262,396
Shares redeemed	(178,425)	(166,873)	(1,885,694)	(1,763,484)
Net increase (decrease)	(54,117)	13,238	$ (567,163)	$ 145,139
Institutional Class
Shares sold	12,979	13,487	$ 137,402	$ 143,092
Reinvestment of distributions	1,192	1,193	12,645	12,621
Shares redeemed	(8,205)	(7,047)	(86,944)	(74,753)
Net increase (decrease)	5,966	7,633	$ 63,103	$ 80,960

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective after the close of business on August 26, 2011, the Fund exchanged securities, including accrued interest, valued at $1,278,207 for shares of Fidelity Mortgage Backed Securities Central Fund, which is an affiliated investment company managed by FMR Co., Inc., an affiliate of FMR. Fidelity Mortgage Backed Securities Central Fund seeks a high level of current income and invests primarily in investment-grade mortgage-related securities issued by the U.S. Government or its instrumentalities and repurchase agreements for those securities. These strategies are consistent with the investment objective of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2011, $73,201,895, or, if subsequently determined to be different, the net capital gain of such year.

A total of 45.92% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $64,328,834 of distributions paid during the period January 1, 2011 to July 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AGVT-UANN-0911
1.834241.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Government Income
Fund - Institutional Class

Annual Report

July 31, 2011

Institutional Class is a class of
Fidelity® Government Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	3.10%	6.31%	5.30%

A The initial offering of Institutional Class shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Fidelity Government Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Government Income Fund - Institutional Class on July 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Government Bond Index performed over the same period. The initial offering of Institutional Class took place on October 24, 2006. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid ultra-low interest rates and heightened market volatility, U.S. taxable investment-grade bonds generated solid results for the year ending July 31, 2011, as evidenced by the 4.44% advance of the Barclays Capital® U.S. Aggregate Bond Index. The best-performing categories within the index were those on the riskier end of the spectrum that benefited during intervals when data pointed to an improving economy. Buoyed by a strong first-half showing, commercial mortgage-backed securities (CMBS) fared best, gaining 10.01% amid modest improvement in commercial real estate fundamentals. Corporate bonds rose 6.70%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities, supported by a combination of strong demand from yield-hungry investors and slower prepayment rates, rose a solid 3.85%. Meanwhile, U.S. Treasury and agency securities gained 3.39% and 2.53%, respectively. These securities, which lagged in the first half of the period, when economic data was strong and inflation worries were muted, performed comparatively well in the second half amid signs of a weakening economic recovery and heightened concern about the sovereign debt crisis in Europe.

Comments from William Irving, Lead Portfolio Manager of Fidelity Advisor® Government Income Fund: For the year, the fund's Institutional Class shares returned 3.10%, while the Barclays Capital® 75% U.S. Government/25% U.S. MBS Blended Index rose 3.41%. Emphasizing sectors with a yield advantage over conventional Treasuries helped bolster the fund's performance. Specifically, out-of-benchmark exposure to strong-performing Treasury Inflation-Protected Securities (TIPS), which we ultimately eliminated by the end of the period, and favorable positioning within the mortgage sector aided results. The fund gained from both an overweighting and good security selection within mortgages. Specifically, emphasizing prepayment-resistant securities worked in our favor during the period's first half. We also modestly benefited from owning collateralized mortgage obligation (CMO) floaters. Detracting from performance was out-of-index exposure to reverse mortgage securities, which lagged, and ineffective yield-curve positioning.

Note to shareholders: Effective August 1, 2011, the fund will have the ability to invest in agency MBS indirectly through Fidelity Mortgage Backed Securities Central Fund. In connection with this change, the fund's fiscal year end will shift from July 31 to August 31 to align it with that of the central fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class A	.78%
Actual		$ 1,000.00	$ 1,035.30	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.76%
Actual		$ 1,000.00	$ 1,035.40	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.51%
Actual		$ 1,000.00	$ 1,031.60	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 1,031.50	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Government Income	.45%
Actual		$ 1,000.00	$ 1,037.00	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,036.60	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.9	1.3
0.01 - 0.99%	14.8	8.9
1 - 1.99%	14.2	15.3
2 - 2.99%	9.8	12.7
3 - 3.99%	6.9	15.1
4 - 4.99%	19.8	14.9
5 - 5.99%	14.8	16.2
6 - 6.99%	4.3	7.6
7% and over	0.7	4.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2011
6 months ago
Years	5.3	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2011
6 months ago
Years	4.7	4.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of July 31, 2011 *		As of January 31, 2011 **
	Mortgage Securities 29.6%		Mortgage Securities 39.6%
	CMOs and Other Mortgage Related Securities 10.2%		CMOs and Other Mortgage Related Securities 9.3%
	U.S. Treasury Obligations 47.2%		U.S. Treasury Obligations 48.6%
	U.S. Government Agency Obligations† 13.0%		U.S. Government Agency Obligations† 16.4%
	Foreign Government & Government Agency Obligations 1.5%		Foreign Government & Government Agency Obligations 1.4%
	Short-Term Investments and Net Other Assets*** (1.5)%		Short-Term Investments and Net Other Assets*** (15.3)%
* Futures and Swaps	2.9%	** Futures and Swaps	(2.5)%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2011

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.5%
Fannie Mae:
0.375% 12/28/12	$ 50,670	$ 50,692
0.75% 12/18/13	7,805	7,819
1.125% 6/27/14	16,915	17,098
4.75% 11/19/12	2,000	2,113
Federal Home Loan Bank:
0.5% 8/28/13	91,450	91,447
0.875% 8/22/12	8,580	8,627
Freddie Mac 1% 8/27/14	15,111	15,189
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	2,558	2,712
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	24,937
5.66% 9/15/11 (c)	18,000	18,112
5.685% 5/15/12	24,035	25,046
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,859	4,133
Series 2002-20K Class 1, 5.08% 11/1/22	8,140	8,791
Series 2003-P10B, Class 1 5.136% 8/10/13	2,114	2,235
Series 2004-20H Class 1, 5.17% 8/1/24	2,445	2,654
Tennessee Valley Authority:
3.875% 2/15/21	33,790	35,714
5.25% 9/15/39	12,000	13,135
5.375% 4/1/56	8,429	9,377
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		339,831
U.S. Treasury Obligations - 47.2%
U.S. Treasury Bonds:
4.375% 2/15/38	14,154	14,809
4.375% 5/15/41	176,866	183,803
5% 5/15/37 (g)	55,700	64,281
5.25% 2/15/29	34,950	41,913
6.125% 11/15/27	27,365	35,904
6.125% 8/15/29	2,877	3,797
8% 11/15/21	14,605	21,364
9.875% 11/15/15	10,285	14,110
U.S. Treasury Notes:
0.375% 6/30/13 (b)	249,596	249,693
0.5% 5/31/13	51,764	51,908
0.625% 7/15/14 (b)	310,712	311,489
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 6/15/14	$ 91,489	$ 92,089
1% 4/30/12	602	605
1.25% 8/31/15	500	506
1.25% 10/31/15	29,580	29,843
1.375% 11/15/12	79,743	80,858
1.5% 7/31/16	315,993	318,192
1.75% 7/31/15	28,800	29,738
1.875% 8/31/17	47,000	47,290
1.875% 9/30/17	87,400	87,748
2.125% 5/31/15	18,669	19,572
2.25% 7/31/18	260,091	262,631
2.375% 8/31/14	20,000	21,091
2.375% 9/30/14	13,017	13,733
2.375% 10/31/14	77,497	81,814
2.5% 6/30/17	10,000	10,450
2.625% 7/31/14 (h)	83,808	88,974
2.75% 11/30/16	18,530	19,740
3.125% 1/31/17	60,773	65,858
3.125% 5/15/21	71,904	73,904
3.625% 8/15/19	33,225	36,340
4% 2/15/15	12,619	14,062
4.25% 11/15/17	27,475	31,502
4.5% 5/15/17	24,685	28,619
4.75% 8/15/17	12,983	15,258
TOTAL U.S. TREASURY OBLIGATIONS		2,463,488
Other Government Related - 6.5%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (d)	6,060	6,143
3.125% 6/15/12 (FDIC Guaranteed) (d)	3,719	3,810
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	88,209
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	33,436
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	40,500	41,262
1.875% 11/15/12 (FDIC Guaranteed) (d)	18,920	19,278
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,199
2.125% 7/12/12 (FDIC Guaranteed) (d)	8,784	8,939
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (d)	11,000	11,208
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
General Electric Capital Corp.: - continued
2.625% 12/28/12 (FDIC Guaranteed) (d)	$ 16,154	$ 16,690
3% 12/9/11 (FDIC Guaranteed) (d)	4,720	4,767
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (d)	51,106	51,960
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (d)	3,714	3,808
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (d)	9,200	9,354
3.125% 12/1/11 (FDIC Guaranteed) (d)	790	798
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5351% 12/7/20 (NCUA Guaranteed) (i)	11,813	11,846
Series 2011-R4 Class 1A, 0.5698% 3/6/20 (NCUA Guaranteed) (i)	12,418	12,424
TOTAL OTHER GOVERNMENT RELATED		340,131
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,073,941)		3,143,450
U.S. Government Agency - Mortgage Securities - 29.6%

Fannie Mae - 18.5%
1.975% 10/1/33 (i)	300	311
2.01% 2/1/33 (i)	309	320
2.035% 12/1/34 (i)	352	364
2.035% 3/1/35 (i)	283	294
2.054% 10/1/33 (i)	148	155
2.065% 7/1/35 (i)	139	145
2.175% 3/1/35 (i)	58	61
2.297% 11/1/33 (i)	827	858
2.457% 3/1/35 (i)	179	189
2.509% 2/1/36 (i)	696	734
2.534% 7/1/34 (i)	173	180
2.534% 7/1/35 (i)	584	613
2.543% 6/1/36 (i)	249	261
2.554% 10/1/33 (i)	254	268
2.584% 11/1/36 (i)	209	220
2.603% 5/1/36 (i)	465	488
3.47% 3/1/40 (i)	11,245	11,778
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 12/1/25 to 2/1/41	$ 116,319	$ 115,900
3.688% 5/1/40 (i)	6,190	6,498
3.698% 5/1/40 (i)	7,335	7,703
3.791% 6/1/40 (i)	6,350	6,679
3.972% 11/1/39 (i)	5,571	5,883
4% 9/1/13 to 7/1/41	85,281	87,238
4.5% 6/1/25 to 7/1/41	150,438	157,250
4.5% 8/1/26 (e)	1,000	1,063
4.5% 8/1/41 (e)(f)	40,000	41,746
4.5% 8/1/41 (e)(f)	16,000	16,698
4.5% 8/1/41 (e)(f)	60,000	62,618
4.5% 9/1/41 (e)	84,000	87,399
5% 2/1/16 to 9/1/40	110,024	118,062
5% 8/1/41 (e)(f)	23,000	24,557
5% 9/1/41 (e)	23,000	24,478
5.5% 10/1/20 to 3/1/39	71,278	77,677
5.746% 3/1/36 (i)	2,209	2,347
5.963% 3/1/37 (i)	595	645
6% 3/1/17 to 9/1/39	33,519	36,658
6% 8/1/41 (e)(f)	15,000	16,494
6% 8/1/41 (e)(f)	15,000	16,494
6% 8/1/41 (e)(f)	9,300	10,227
6% 8/1/41 (e)(f)	8,000	8,797
6% 9/1/41 (e)	1,300	1,426
6.5% 2/1/12 to 4/1/37	8,432	9,282
7% 7/1/13 to 7/1/32	2,629	2,983
7.5% 11/1/11 to 4/1/29	16	18
8.5% 1/1/15 to 7/1/31	213	235
9% 5/1/14	137	142
9.5% 4/1/16 to 10/1/20	274	320
11.25% 5/1/14	2	2
11.5% 6/15/19 to 1/15/21	281	305
12.5% 8/1/15 to 3/1/16	1	1
		965,064
Freddie Mac - 4.4%
1.945% 3/1/35 (i)	1,061	1,095
2.046% 5/1/37 (i)	628	654
2.615% 6/1/35 (i)	770	814
2.654% 2/1/36 (i)	122	128
2.942% 3/1/33 (i)	57	61
2.995% 7/1/35 (i)	1,865	1,987
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.282% 10/1/35 (i)	$ 345	$ 368
3.801% 4/1/40 (i)	5,941	6,221
4% 7/1/39 to 1/1/41	8,777	8,938
4% 8/1/41 (e)	5,000	5,077
4.5% 7/1/25 to 4/1/41	38,846	40,609
4.5% 8/1/41 (e)(f)	6,100	6,359
4.5% 9/1/41 (e)	2,000	2,078
4.5% 9/1/41 (e)	4,100	4,259
5% 8/1/35 to 4/1/41	24,975	26,745
5% 8/1/41 (e)	1,000	1,066
5.138% 4/1/35 (i)	291	310
5.292% 7/1/36 (i)	827	872
5.5% 12/1/27 to 5/1/40	62,560	67,851
5.5% 8/1/41 (e)(f)	4,700	5,089
5.5% 8/1/41 (e)(f)	4,800	5,198
5.5% 9/1/41 (e)	9,500	10,263
6% 7/1/16 to 7/1/37	12,128	13,221
6.5% 1/1/13 to 3/1/36	19,149	21,124
7.5% 9/1/11 to 7/1/16	613	662
8.5% 5/1/17 to 9/1/29	118	136
9% 9/1/14 to 10/1/20	20	21
9.5% 5/1/17 to 8/1/21	119	136
9.75% 8/1/14	81	89
10% 11/15/18 to 8/1/21	8	9
11% 5/1/14	25	27
12% 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	4	4
13% 6/1/14 to 6/1/15	1	2
		231,474
Ginnie Mae - 6.7%
3.5% 12/15/40 to 2/15/41	19,398	19,290
4% 1/15/25 to 10/20/25	32,471	34,454
4% 8/1/41 (e)	7,900	8,153
4.5% 3/15/39 to 7/20/41	87,696	93,627
4.5% 8/1/41 (e)	1,000	1,063
4.5% 8/1/41 (e)	10,000	10,656
5% 9/20/33 to 12/15/40	61,801	67,779
5% 8/1/41 (e)	7,000	7,631
5% 8/1/41 (e)	7,000	7,631
5.492% 4/20/60 (l)	23,123	25,626
5.493% 11/20/59 (l)	27,948	30,777
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/15/38 to 3/15/39	$ 522	$ 579
5.513% 2/20/60 (l)	25,090	27,833
6% 11/20/31 to 11/20/33	10,075	11,279
6.5% 3/20/31 to 10/15/35	1,274	1,439
7% 10/15/26 to 8/15/32	72	83
7.5% 3/15/28 to 8/15/29	65	75
8% 7/15/19 to 12/15/23	733	841
8.5% 1/15/25	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	46	54
		348,872
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,510,263)		1,545,410
Collateralized Mortgage Obligations - 10.2%

U.S. Government Agency - 10.2%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	673	758
Series 1993-207 Class H, 6.5% 11/25/23	10,287	11,714
Series 1993-240 Class PD, 6.25% 12/25/13	1,007	1,050
Series 1994-23 Class PZ, 6% 2/25/24	12,776	15,204
Series 1996-28 Class PK, 6.5% 7/25/25	2,000	2,260
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,541
Series 2006-45 Class OP, 6/25/36 (k)	3,768	3,334
Series 2006-62 Class KP, 4/25/36 (k)	8,461	7,093
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,376
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,482	1,706
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,810
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	17,051
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,627
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	11,606
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,146
Series 2010-109 Class IM, 5.5% 9/25/40 (j)	22,193	4,333
Series 2010-114 Class CI, 5% 4/25/18 (j)	16,764	1,794
Series 2010-37 Class GI, 5% 4/25/25 (j)	3,153	320
Series 2010-97 Class CI, 4.5% 8/25/25 (j)	14,172	1,609
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (k)	10,519	9,095
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 384 Class 6, 5% 7/25/37 (j)	$ 11,934	$ 2,112
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.1673% 8/25/31 (i)	350	356
Series 2002-49 Class FB, 0.7865% 11/18/31 (i)	449	451
Series 2002-60 Class FV, 1.1873% 4/25/32 (i)	189	193
Series 2002-75 Class FA, 1.1873% 11/25/32 (i)	387	395
Series 2008-76 Class EF, 0.6873% 9/25/23 (i)	5,380	5,386
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	8,108
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,634
Series 2005-102 Class CO, 11/25/35 (k)	3,818	3,466
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,459
Series 2006-12 Class BO, 10/25/35 (k)	16,901	15,694
Series 2006-37 Class OW, 5/25/36 (k)	4,208	3,574
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	2,967	3,301
Series 2002-79 Class Z, 5.5% 11/25/22	6,885	7,564
Series 2005-117, Class JN, 4.5% 1/25/36	645	677
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,575
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,694
Series 2008-27 Class KB, 4.5% 4/25/23	4,420	4,898
Series 2009-85 Class IB, 4.5% 8/25/24 (j)	3,654	404
Series 2009-93 Class IC, 4.5% 9/25/24 (j)	6,985	744
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	12,384	2,322
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14	193	201
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 1686 Class FA, 1.0875% 2/15/24 (i)	1,017	1,035
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.7865% 2/15/32 (i)	254	256
Series 2630 Class FL, 0.6865% 6/15/18 (i)	442	446
Series 3008 Class SM, 0% 7/15/35 (i)	125	121
planned amortization class:
Series 1141 Class G, 9% 9/15/21	191	219
Series 2006-15 Class OP, 3/25/36 (k)	5,143	4,316
Series 2356 Class GD, 6% 9/15/16	198	214
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16	$ 1,369	$ 1,472
Series 2381 Class OG, 5.5% 11/15/16	910	975
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,335
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,897
Series 2672 Class MG, 5% 9/15/23	7,120	7,987
Series 2682 Class LD, 4.5% 10/15/33	777	820
Series 2802 Class OB, 6% 5/15/34	10,455	12,065
Series 2810 Class PD, 6% 6/15/33	668	704
Series 2937 Class KC, 4.5% 2/15/20	19,686	21,555
Series 2962 Class BE, 4.5% 4/15/20	15,015	16,558
Series 3110 Class OP, 9/15/35 (k)	10,265	8,908
Series 3119 Class PO, 2/15/36 (k)	12,667	10,757
Series 3121 Class KO, 3/15/36 (k)	3,705	3,305
Series 3123 Class LO, 3/15/36 (k)	8,255	6,906
Series 3145 Class GO, 4/15/36 (k)	7,365	6,244
Series 3741 Class YU, 3.5% 11/15/22	13,420	14,122
sequential payer:
Series 2281 Class ZB, 6% 3/15/30	2,190	2,431
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,232
Series 2570 Class CU, 4.5% 7/15/17	313	321
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,259
Series 2601 Class TB, 5.5% 4/15/23	869	985
Series 2645, Class BY, 4.5% 7/15/18	4,800	5,306
Series 2729 Class GB, 5% 1/15/19	6,151	6,625
Series 2773 Class HC, 4.5% 4/15/19	704	778
Series 2860 Class CP, 4% 10/15/17	27	27
Series 2930 Class KT, 4.5% 2/15/20	6,728	7,430
Series 2987 Class HE, 4.5% 6/15/20	11,260	12,281
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,296
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,164
Series 3013 Class VJ, 5% 1/15/14	901	945
Series 3277 Class B, 4% 2/15/22	5,900	6,388
Series 3578, Class B, 4.5% 9/15/24	7,927	8,719
Series 2863 Class DB, 4% 9/15/14	450	454
Series 3772 Class BI, 4.5% 10/15/18 (j)	13,479	1,259
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	4,822	5,431
Series 2877 Class JC, 5% 10/15/34	162	164
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
planned amortization Series 2011-61 Class OP, 5/20/40 (k)	$ 11,127	$ 9,266
planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	2,406	2,797
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,693
Series 2004-79 Class FA, 0.4863% 1/20/31 (i)	2,297	2,298
Series 2010-42 Class OP, 4/20/40 (k)	25,191	20,468
Series 2011-71:
Class ZB, 5.5% 8/20/34	20,095	22,393
Class ZC, 5.5% 7/16/34	22,910	25,374
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $503,097)		531,636
Foreign Government and Government Agency Obligations - 1.5%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	59,862	71,293
6.8% 2/15/12	8,268	8,432
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $69,411)		79,725
Cash Equivalents - 14.7%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.17%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) #	$ 424,367	$ 424,361
0.2%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (a)	346,586	346,580
TOTAL CASH EQUIVALENTS (Cost $770,941)		770,941
TOTAL INVESTMENT PORTFOLIO - 116.2% (Cost $5,927,653)		6,071,162
NET OTHER ASSETS (LIABILITIES) - (16.2)%		(845,808)
NET ASSETS - 100%		$ 5,225,354
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
897 CBOT 2 Year U.S. Treasury Notes Contracts	Sept. 2011	$ 197,270	$ 881

The face value of futures purchased as a percentage of net assets is 3.8%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	$ 50,000	$ (2,363)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,112,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $315,861,000 or 6.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $600,000.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,067,000.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$424,361,000 due 8/01/11 at 0.17%
Bank of America NA	$ 307,005
J.P. Morgan Securities, Inc.	11,476
Mizuho Securities USA, Inc.	105,880
$ 424,361
$346,580,000 due 8/01/11 at 0.20%
J.P. Morgan Securities, Inc.	$ 152,224
Merrill Lynch, Pierce, Fenner & Smith, Inc.	194,356
$ 346,580
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,143,450	$ -	$ 3,143,450	$ -
U.S. Government Agency - Mortgage Securities	1,545,410	-	1,545,410	-
Collateralized Mortgage Obligations	531,636	-	531,636	-
Foreign Government and Government Agency Obligations	79,725	-	79,725	-
Cash Equivalents	770,941	-	770,941	-
Total Investments in Securities:	$ 6,071,162	$ -	$ 6,071,162	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 881	$ 881	$ -	$ -
Liabilities
Swap Agreements	$ (2,363)	$ -	$ (2,363)	$ -
Total Derivative Instruments:	$ (1,482)	$ 881	$ (2,363)	$ -
Other Financial Instruments:
Forward Commitments	$ (432)	$ -	$ (432)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 881	$ -
Swap Agreements (b)	-	(2,363)
Total Value of Derivatives	$ 881	$ (2,363)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2011

Assets
Investment in securities, at value (including securities loaned of $340,428 and repurchase agreements of $770,941) - See accompanying schedule: Unaffiliated issuers (cost $5,927,653)		$ 6,071,162
Commitment to sell securities on a delayed delivery basis	$ (214,277)
Receivable for securities sold on a delayed delivery basis	213,845	(432)
Receivable for investments sold, regular delivery		570,621
Cash		41
Receivable for fund shares sold		5,414
Interest receivable		22,995
Receivable for daily variation margin on futures contracts		112
Other receivables		32
Total assets		6,669,945

Liabilities
Payable for investments purchased Regular delivery	$ 690,506
Delayed delivery	385,611
Payable for fund shares redeemed	16,853
Distributions payable	396
Swap agreements, at value	2,363
Accrued management fee	1,377
Distribution and service plan fees payable	219
Other affiliated payables	653
Other payables and accrued expenses	33
Collateral on securities loaned, at value	346,580
Total liabilities		1,444,591

Net Assets		$ 5,225,354
Net Assets consist of:
Paid in capital		$ 5,018,538
Undistributed net investment income		917
Accumulated undistributed net realized gain (loss) on investments		64,304
Net unrealized appreciation (depreciation) on investments		141,595
Net Assets		$ 5,225,354

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($328,529 ÷ 30,716 shares)	$ 10.70

Maximum offering price per share (100/96.00 of $10.70)	$ 11.15
Class T: Net Asset Value and redemption price per share ($271,707 ÷ 25,407 shares)	$ 10.69

Maximum offering price per share (100/96.00 of $10.69)	$ 11.14
Class B: Net Asset Value and offering price per share ($24,905 ÷ 2,329 shares)A	$ 10.69

Class C: Net Asset Value and offering price per share ($88,590 ÷ 8,284 shares)A	$ 10.69

Government Income: Net Asset Value, offering price and redemption price per share ($4,167,179 ÷ 390,178 shares)	$ 10.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($344,444 ÷ 32,207 shares)	$ 10.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2011

Investment Income
Interest		$ 147,814

Expenses
Management fee	$ 17,609
Transfer agent fees	6,349
Distribution and service plan fees	3,032
Fund wide operations fee	1,905
Independent trustees' compensation	21
Miscellaneous	19
Total expenses		28,935
Net investment income (loss)		118,879
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,436
Futures contracts	619
Swap agreements	(6,318)
Total net realized gain (loss)		124,737
Change in net unrealized appreciation (depreciation) on: Investment securities	(89,643)
Futures contracts	881
Swap agreements	3,215
Delayed delivery commitments	3,445
Total change in net unrealized appreciation (depreciation)		(82,102)
Net gain (loss)		42,635
Net increase (decrease) in net assets resulting from operations		$ 161,514

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 118,879	$ 145,918
Net realized gain (loss)	124,737	139,116
Change in net unrealized appreciation (depreciation)	(82,102)	85,404
Net increase (decrease) in net assets resulting from operations	161,514	370,438
Distributions to shareholders from net investment income	(114,897)	(140,387)
Distributions to shareholders from net realized gain	(140,821)	(196,760)
Total distributions	(255,718)	(337,147)
Share transactions - net increase (decrease)	(695,616)	203,871
Total increase (decrease) in net assets	(789,820)	237,162

Net Assets
Beginning of period	6,015,174	5,778,012
End of period (including undistributed net investment income of $917 and undistributed net investment income of $2,694, respectively)	$ 5,225,354	$ 6,015,174

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)E	.199	.242	.356	.402	.311
Net realized and unrealized gain (loss)	.108	.424	.466	.387	.033
Total from investment operations	.307	.666	.822	.789	.344
Distributions from net investment income	(.191)	(.231)	(.352)	(.399)	(.314)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.447)	(.596)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	2.94%	6.44%	8.03%	7.96%	3.49%
Ratios to Average Net AssetsG
Expenses before reductions	.77%	.77%	.77%	.81%	.78%A
Expenses net of fee waivers, if any	.77%	.77%	.77%	.81%	.78%A
Expenses net of all reductions	.77%	.77%	.77%	.80%	.77%A
Net investment income (loss)	1.88%	2.28%	3.33%	3.88%	4.08%A
Supplemental Data
Net assets, end of period (in millions)	$ 329	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate	430%	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)E	.201	.243	.357	.404	.306
Net realized and unrealized gain (loss)	.098	.425	.466	.387	.036
Total from investment operations	.299	.668	.823	.791	.342
Distributions from net investment income	(.193)	(.233)	(.353)	(.401)	(.312)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.449)	(.598)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	2.86%	6.45%	8.04%	7.98%	3.46%
Ratios to Average Net AssetsG
Expenses before reductions	.76%	.76%	.76%	.78%	.79%A
Expenses net of fee waivers, if any	.76%	.76%	.76%	.78%	.79%A
Expenses net of all reductions	.76%	.76%	.76%	.78%	.79%A
Net investment income (loss)	1.89%	2.29%	3.33%	3.90%	4.02%A
Supplemental Data
Net assets, end of period (in millions)	$ 272	$ 335	$ 324	$ 236	$ 181
Portfolio turnover rate	430%	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2011	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)E	.122	.164	.278	.329	.251
Net realized and unrealized gain (loss)	.098	.425	.467	.387	.037
Total from investment operations	.220	.589	.745	.716	.288
Distributions from net investment income	(.114)	(.154)	(.275)	(.326)	(.258)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.370)	(.519)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	2.10%	5.67%	7.25%	7.21%	2.91%
Ratios to Average Net AssetsG
Expenses before reductions	1.50%	1.50%	1.50%	1.51%	1.50%A
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.51%	1.50%A
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%A
Net investment income (loss)	1.15%	1.55%	2.60%	3.17%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 38	$ 48	$ 41	$ 43
Portfolio turnover rate	430%	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)E	.121	.163	.275	.326	.249
Net realized and unrealized gain (loss)	.098	.425	.468	.387	.033
Total from investment operations	.219	.588	.743	.713	.282
Distributions from net investment income	(.113)	(.153)	(.273)	(.323)	(.252)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.369)	(.518)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	2.09%	5.66%	7.23%	7.18%	2.85%
Ratios to Average Net AssetsG
Expenses before reductions	1.51%	1.51%	1.52%	1.53%	1.55%A
Expenses net of fee waivers, if any	1.51%	1.51%	1.52%	1.53%	1.55%A
Expenses net of all reductions	1.51%	1.51%	1.51%	1.53%	1.55%A
Net investment income (loss)	1.14%	1.54%	2.58%	3.15%	3.26%A
Supplemental Data
Net assets, end of period (in millions)	$ 89	$ 118	$ 131	$ 71	$ 39
Portfolio turnover rate	430%	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95
Income from Investment Operations
Net investment income (loss)B	.233	.275	.390	.438	.443
Net realized and unrealized gain (loss)	.108	.415	.476	.378	.068
Total from investment operations	.341	.690	.866	.816	.511
Distributions from net investment income	(.225)	(.265)	(.386)	(.436)	(.456)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	(.005)
Total distributions	(.481)	(.630)	(.486)	(.436)	(.461)
Net asset value, end of period	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00
Total ReturnA	3.27%	6.69%	8.49%	8.25%	5.22%
Ratios to Average Net AssetsC
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	2.20%	2.60%	3.65%	4.23%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 4,167	$ 4,809	$ 4,638	$ 8,154	$ 6,118
Portfolio turnover rate	430%	355%	380%D	269%	164%D

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008	2007E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)D	.225	.267	.385	.432	.329
Net realized and unrealized gain (loss)	.099	.425	.466	.388	.034
Total from investment operations	.324	.692	.851	.820	.363
Distributions from net investment income	(.218)	(.257)	(.381)	(.430)	(.333)
Distributions from net realized gain	(.256)	(.365)	(.100)	-	-
Total distributions	(.474)	(.622)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C	3.10%	6.70%	8.32%	8.28%	3.67%
Ratios to Average Net AssetsF
Expenses before reductions	.52%	.53%	.51%	.51%	.53%A
Expenses net of fee waivers, if any	.52%	.53%	.51%	.51%	.53%A
Expenses net of all reductions	.52%	.53%	.51%	.51%	.53%A
Net investment income (loss)	2.13%	2.52%	3.59%	4.17%	4.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 344	$ 284	$ 200	$ 750	$ 715
Portfolio turnover rate	430%	355%	380%G	269%	164%G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

In May 2011, the Board of Trustees approved a change in the fiscal year end of the Fund from July 31 to August 31, effective August 31, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2011 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 150,573
Gross unrealized depreciation	(2,894)
Net unrealized appreciation (depreciation) on securities and other investments	$ 147,679

Tax Cost	$ 5,923,483

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,574
Undistributed long-term capital gain	$ 58,691
Net unrealized appreciation (depreciation)	$ 145,317

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2011.

The tax character of distributions paid was as follows:

	July 31, 2011	July 31, 2010
Ordinary Income	$ 199,845	$ 175,643
Long-term Capital Gains	55,873	161,504
Total	$ 255,718	$ 337,147

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued an update to Topic 860 - Transfers and Servicing. The update clarifies the assessment of effective control by removing the collateral provision requirement that the seller maintains at all times collateral sufficient to fund substantially all of the cost of purchasing replacement financial assets from others. This may result in a change in accounting treatment from purchases and sales to secured borrowings for certain mortgage dollar roll transactions, and therefore separate accounting of the income and expenses associated with the secured borrowings. This change would have no effect on the net assets or total return of the Fund. The update is effective for transactions entered into on or after December 15, 2011. Management is currently evaluating the potential impact of the update on the accounting for mortgage dollar roll transactions entered into by the Fund. Also in May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 619	$ 881
Swap Agreements	(6,318)	3,215
Totals (a)(b)(c)	$ (5,699)	$ 4,096

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $619 for futures contracts and $(6,318) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $881 for futures contracts and $3,215 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Annual Report

4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,151 and $19,358, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 962	$ 24
Class T	-%	.25%	758	2
Class B	.65%	.25%	278	201
Class C	.75%	.25%	1,034	184
			$ 3,032	$ 411

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34
Class T	12
Class B*	103
Class C*	25
$ 174

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 662.17
Class T	470.15
Class B	76.25
Class C	165.16
Government Income	4,453.10
Institutional Class	523.17
	$ 6,349

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE

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6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee - continued

paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $164.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2011	2010
From net investment income
Class A	$ 6,937	$ 9,342
Class T	5,513	6,865
Class B	332	606
Class C	1,100	1,669
Government Income	94,692	116,185
Institutional Class	6,323	5,720
Total	$ 114,897	$ 140,387
From net realized gain
Class A	$ 10,104	$ 14,726
Class T	7,830	10,744
Class B	853	1,543
Class C	2,724	4,162
Government Income	112,442	158,363
Institutional Class	6,868	7,222
Total	$ 140,821	$ 196,760

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Class A
Shares sold	10,505	17,922	$ 111,665	$ 190,342
Reinvestment of distributions	1,423	1,943	15,111	20,562
Shares redeemed	(20,985)	(20,615)	(221,593)	(218,378)
Net increase (decrease)	(9,057)	(750)	$ (94,817)	$ (7,474)
Class T
Shares sold	9,053	13,716	$ 96,270	$ 145,586
Reinvestment of distributions	1,221	1,616	12,970	17,109
Shares redeemed	(15,795)	(14,473)	(166,943)	(153,287)
Net increase (decrease)	(5,521)	859	$ (57,703)	$ 9,408
Class B
Shares sold	275	1,036	$ 2,957	$ 11,019
Reinvestment of distributions	93	165	985	1,747
Shares redeemed	(1,536)	(2,202)	(16,266)	(23,321)
Net increase (decrease)	(1,168)	(1,001)	$ (12,324)	$ (10,555)

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10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Class C
Shares sold	2,426	3,916	$ 25,890	$ 41,596
Reinvestment of distributions	261	390	2,774	4,131
Shares redeemed	(5,248)	(5,610)	(55,376)	(59,334)
Net increase (decrease)	(2,561)	(1,304)	$ (26,712)	$ (13,607)
Government Income
Shares sold	105,621	155,285	$ 1,120,288	$ 1,646,227
Reinvestment of distributions	18,687	24,826	198,243	262,396
Shares redeemed	(178,425)	(166,873)	(1,885,694)	(1,763,484)
Net increase (decrease)	(54,117)	13,238	$ (567,163)	$ 145,139
Institutional Class
Shares sold	12,979	13,487	$ 137,402	$ 143,092
Reinvestment of distributions	1,192	1,193	12,645	12,621
Shares redeemed	(8,205)	(7,047)	(86,944)	(74,753)
Net increase (decrease)	5,966	7,633	$ 63,103	$ 80,960

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective after the close of business on August 26, 2011, the Fund exchanged securities, including accrued interest, valued at $1,278,207 for shares of Fidelity Mortgage Backed Securities Central Fund, which is an affiliated investment company managed by FMR Co., Inc., an affiliate of FMR. Fidelity Mortgage Backed Securities Central Fund seeks a high level of current income and invests primarily in investment-grade mortgage-related securities issued by the U.S. Government or its instrumentalities and repurchase agreements for those securities. These strategies are consistent with the investment objective of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2011, $73,201,895, or, if subsequently determined to be different, the net capital gain of such year.

A total of 45.92% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $64,328,834 of distributions paid during the period January 1, 2011 to July 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AGVTI-UANN-0911
1.834231.104

Fidelity Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032,
2034, 2036, 2038, 2040, 2042

Annual Report

July 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the Funds have done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Income Replacement 2016 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2018 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2020 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2022 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2024 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2026 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2028 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2030 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2032 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2034 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2036 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2038 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2040 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2042 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Income Replacement 2016 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Fidelity Income Replacement 2016 Fund	8.57%	2.93%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2016 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2018 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Fidelity Income Replacement 2018 Fund	10.01%	2.99%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2018 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2020 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fundA
Fidelity Income Replacement 2020 Fund	11.10%	2.92%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2020 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2022 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Fidelity Income Replacement 2022 Fund	11.87%	2.93%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2022 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2024 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fundA
Fidelity Income Replacement 2024 Fund	12.41%	2.90%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2024 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Income Replacement 2026 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fundA
Fidelity Income Replacement 2026 Fund	12.82%	2.78%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2026 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2028 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Fidelity Income Replacement 2028 Fund	13.12%	2.73%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2028 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2030 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Fidelity Income Replacement 2030 Fund	13.43%	2.69%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2030 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2032 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Fidelity Income Replacement 2032 Fund	13.68%	2.59%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2032 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2034 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Fidelity Income Replacement 2034 Fund	13.97%	2.44%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2034 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2036 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Fidelity Income Replacement 2036 Fund	14.32%	2.38%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2036 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2038 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Fidelity Income Replacement 2038 Fund	14.74%	1.48%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2038 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2040 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fundA
Fidelity Income Replacement 2040 Fund	15.21%	1.61%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2040 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2042 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Fidelity Income Replacement 2042 Fund	15.42%	1.64%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2042 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks registered solid double-digit gains for the 12 months ending July 31, 2011, extending a rally that began more than two years earlier. Despite a rough start in August 2010, markets turned positive in September, as increased demand for capital goods and other upbeat indicators trumped investor worry about a U.S. recessionary relapse. The broad market, as measured by the S&P 500® Index, rose 9% that month, its biggest September gain in 71 years. Seven more monthly advances followed, fueled by encouraging corporate earnings and economic activity. However, volatility picked up in the period's latter months, as markets reacted to continued high U.S. unemployment, nagging debt troubles in Europe and looming legislative battles over the federal debt ceiling. May unemployment rose above 9% for the first time in 2011, contributing to a traditional "June swoon" for stocks. Market uncertainty lingered in July, when the S&P 500® posted its second-biggest monthly loss of the period. For the full year, the S&P 500® climbed 19.65%, while the blue-chip-laden Dow Jones Industrial AverageSM rose a comparable 19.09% and the technology-heavy Nasdaq Composite® Index gained 23.40%. On the capitalization spectrum, stocks of mid-cap companies fared best, with the Russell Midcap® Index rising 24.51% and the small-cap Russell 2000® Index adding 23.92%. Strong returns for stocks brought about more-tempered gains for fixed-income markets, however, as investor demand for the perceived safety of bonds fluctuated throughout the year. The Barclays Capital® U.S. Aggregate Bond Index - a broad measure of the investment-grade debt universe - rose 4.44%, lifted by second-half volatility within the equity markets. Higher-risk bond categories fared best, with The BofA Merrill LynchSM US High Yield Constrained Index returning 12.85% for the year. Despite improving in the second half of the period, bonds backed by the U.S. government were still among the weakest performers for the year, with the Barclays Capital® U.S. Treasury Bond Index adding only 3.39%. Faring worse were short-term assets, as gauged by the 0.16% increase in the Barclays Capital U.S. 3 Month Treasury Bellwether Index.

Comments from Andrew Dierdorf, Co-Portfolio Manager of Fidelity Income Replacement FundsSM, and Christopher Sharpe, who became Co-Portfolio Manager on June 21, 2011: For the year, each of the Funds' Retail Class shares posted a positive return, ranging from roughly 9% for the shortest-dated Fund - Fidelity Income Replacement 2016 FundSM - to roughly 15% for Fidelity Income Replacement 2042 FundSM, which has the longest time horizon. For the one-year period, each of the Funds' three asset classes - equities, bonds and short-term instruments - delivered a gain. All of the underlying funds posted positive absolute returns, with equity funds providing the strongest results. On a relative basis, 10 of the 15 underlying funds outperformed their respective asset class benchmarks. In aggregate, the Funds' equity asset class fell just short of the broad U.S. equity market, as measured by the S&P 500® Index, which rose 19.65%. The most notable relative detractors were Fidelity® Disciplined Equity Fund and Fidelity® Equity-Income Fund, which underperformed despite returning roughly 15%. However, outperformance from two of the Funds' largest equity holdings during the period - Fidelity Large Cap Core Enhanced Index Fund and Fidelity Series Broad Market Opportunities Fund - helped buoy results. The Funds' bond asset class - which included a diversified mix of underlying bond funds - handily exceeded its benchmark index, the Barclays Capital® U.S. Aggregate Bond Index, which gained 4.44%. Fidelity Total Bond Fund, which serves as the Funds' largest debt holding, anchored the Funds' performance with a roughly 6% return for the one-year time frame. Meanwhile, Fidelity Capital & Income Fund, which rose 16%, boosted the overall performance of the bond asset class. This fund primarily invested in high-yield securities, which produced solid gains during the first half of the reporting period, and was the best absolute performer in the bond category. Fidelity Strategic Real Return Fund also played an important role in the Funds. This underlying fund invests in real-estate-related securities and other inflation-sensitive asset types, which benefited during the period from investors' concern about an uptick in inflation.

Note to shareholders: On August 8, 2011, there were two changes to the underlying fund lineup. Fidelity Blue Chip Growth Fund was added, and Fidelity Large Cap Core Enhanced Index Fund was removed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,020.40	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,018.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,016.50	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,021.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,021.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,019.80	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,018.50	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class C	1.00%
Actual		$ 1,000.00	$ 1,016.00	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,021.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,021.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,018.90	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,017.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,015.20	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,020.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,020.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,018.40	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,017.20	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,014.70	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,019.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,019.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.80	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,016.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class C	1.00%
Actual		$ 1,000.00	$ 1,014.30	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,019.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,019.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.70	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,016.50	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.90	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,018.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,019.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.30	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.90	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.70	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,018.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.10	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.30	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,018.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,016.80	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.00	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,018.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,016.80	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.90	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.10	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,018.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.50	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class C	1.00%
Actual		$ 1,000.00	$ 1,012.90	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,018.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,016.70	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.60	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,012.90	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,017.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.40	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,018.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,016.90	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.50	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.00	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,018.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.6	2.7
Fidelity Disciplined Equity Fund	2.7	2.8
Fidelity Equity-Income Fund	2.7	2.8
Fidelity Large Cap Core Enhanced Index Fund	4.4	4.5
Fidelity Series 100 Index Fund	3.3	3.4
Fidelity Series Broad Market Opportunities Fund	4.3	4.5
Fidelity Series Small Cap Opportunities Fund	1.7	1.8
	21.7	22.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	1.3	1.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.4	8.5
Fidelity Strategic Real Return Fund	8.3	8.5
Fidelity Total Bond Fund	25.1	25.4
	41.8	42.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	17.6	16.7
Fidelity Short-Term Bond Fund	17.6	16.6
	35.2	33.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	21.7%
International Equity Funds	1.3%
Investment Grade Fixed-Income Funds	41.8%
Short-Term Funds	35.2%

Six months ago
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

Expected
Domestic Equity Funds	19.6%
Investment Grade Fixed-Income Funds	39.2%
Short-Term Funds	41.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 23.0%
	Shares	Value
Domestic Equity Funds - 21.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	14,293	$ 259,125
Fidelity Disciplined Equity Fund	11,630	270,745
Fidelity Equity-Income Fund	6,014	266,787
Fidelity Large Cap Core Enhanced Index Fund	49,020	439,710
Fidelity Series 100 Index Fund	36,581	331,061
Fidelity Series Broad Market Opportunities Fund	42,034	432,954
Fidelity Series Small Cap Opportunities Fund	15,316	171,843
TOTAL DOMESTIC EQUITY FUNDS		2,172,225
International Equity Funds - 1.3%
Fidelity Advisor International Discovery Fund Institutional Class	3,909	131,470
TOTAL EQUITY FUNDS (Cost $1,993,231)		2,303,695
Fixed-Income Funds - 41.8%

Investment Grade Fixed-Income Funds - 41.8%
Fidelity Government Income Fund	78,455	837,896
Fidelity Strategic Real Return Fund	84,075	835,706
Fidelity Total Bond Fund	227,982	2,510,085
TOTAL FIXED-INCOME FUNDS (Cost $3,886,859)		4,183,687
Short-Term Funds - 35.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	1,755,301	$ 1,755,301
Fidelity Short-Term Bond Fund	206,579	1,764,185
TOTAL SHORT-TERM FUNDS (Cost $3,481,782)		3,519,486
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,361,872)	10,006,868
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,805)
NET ASSETS - 100%	$ 10,002,063
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $373,492 of which $11,321, $234,074 and $128,097 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $9,361,872) - See accompanying schedule		$ 10,006,868
Cash		11
Receivable for investments sold		14,782
Total assets		10,021,661

Liabilities
Payable for investments purchased	$ 42
Payable for fund shares redeemed	18,009
Distribution and service plan fees payable	1,547
Total liabilities		19,598

Net Assets		$ 10,002,063
Net Assets consist of:
Paid in capital		$ 9,960,023
Undistributed net investment income		2,169
Accumulated undistributed net realized gain (loss) on investments		(605,125)
Net unrealized appreciation (depreciation) on investments		644,996
Net Assets		$ 10,002,063

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,798,102 ÷ 36,094.44 shares)		$ 49.82

Maximum offering price per share (100/94.25 of $49.82)		$ 52.86

Class T: Net Asset Value and redemption price per share ($528,707 ÷ 10,613.41 shares)		$ 49.81

Maximum offering price per share (100/96.50 of $49.81)		$ 51.62

Class C: Net Asset Value and offering price per share ($758,875 ÷ 15,230.25 shares)A		$ 49.83

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($6,872,705 ÷ 137,934.45 shares)		$ 49.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($43,674 ÷ 876.50 shares)		$ 49.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 212,369

Expenses
Distribution and service plan fees	$ 19,517
Independent trustees' compensation	40
Total expenses before reductions	19,557
Expense reductions	(40)	19,517
Net investment income (loss)		192,852
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(129,144)
Capital gain distributions from underlying funds	78,190
Total net realized gain (loss)		(50,954)
Change in net unrealized appreciation (depreciation) on underlying funds		761,739
Net gain (loss)		710,785
Net increase (decrease) in net assets resulting from operations		$ 903,637

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 192,852	$ 190,860
Net realized gain (loss)	(50,954)	(128,722)
Change in net unrealized appreciation (depreciation)	761,739	877,831
Net increase (decrease) in net assets resulting from operations	903,637	939,969
Distributions to shareholders from net investment income	(194,425)	(190,322)
Distributions to shareholders from net realized gain	(58,747)	(25,833)
Total distributions	(253,172)	(216,155)
Share transactions - net increase (decrease)	(1,722,258)	1,239,040
Total increase (decrease) in net assets	(1,071,793)	1,962,854

Net Assets
Beginning of period	11,073,856	9,111,002
End of period (including undistributed net investment income of $2,169 and undistributed net investment income of $3,810, respectively)	$ 10,002,063	$ 11,073,856

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.821	.831	1.118	1.233
Net realized and unrealized gain (loss)	3.054	3.539	(3.686)	(2.204)
Total from investment operations	3.875	4.370	(2.568)	(.971)
Distributions from net investment income	(.834)	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.095)	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Total ReturnB,C,D	8.30%	10.08%	(5.07)%	(2.02)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.68%	1.80%	2.72%	2.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,798	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	31%	40%	54%	56%A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.698	.716	1.025	1.128
Net realized and unrealized gain (loss)	3.043	3.540	(3.690)	(2.219)
Total from investment operations	3.741	4.256	(2.665)	(1.091)
Distributions from net investment income	(.710)	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.971)	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Total ReturnB,C,D	8.00%	9.81%	(5.30)%	(2.26)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.42%	1.55%	2.47%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 529	$ 638	$ 499	$ 673
Portfolio turnover rate	31%	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.03	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.453	.485	.822	.904
Net realized and unrealized gain (loss)	3.055	3.531	(3.689)	(2.227)
Total from investment operations	3.508	4.016	(2.867)	(1.323)
Distributions from net investment income	(.447)	(.476)	(.813)	(.807)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.708)	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Total ReturnB,C,D	7.49%	9.24%	(5.76)%	(2.71)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.92%	1.05%	1.97%	2.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 759	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	31%	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.944	.948	1.231	1.356
Net realized and unrealized gain (loss)	3.055	3.539	(3.692)	(2.217)
Total from investment operations	3.999	4.487	(2.461)	(.861)
Distributions from net investment income	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Total ReturnB,C	8.57%	10.36%	(4.82)%	(1.81)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.93%	2.05%	2.97%	3.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,873	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	31%	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.945	.947	1.235	1.370
Net realized and unrealized gain (loss)	3.054	3.530	(3.686)	(2.231)
Total from investment operations	3.999	4.477	(2.451)	(.861)
Distributions from net investment income	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Total ReturnB,C	8.57%	10.33%	(4.80)%	(1.81)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.92%	2.05%	2.97%	3.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 108	$ 109	$ 184
Portfolio turnover rate	31%	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.4	3.5
Fidelity Disciplined Equity Fund	3.5	3.7
Fidelity Equity-Income Fund	3.5	3.7
Fidelity Large Cap Core Enhanced Index Fund	5.7	5.9
Fidelity Series 100 Index Fund	4.3	4.4
Fidelity Series Broad Market Opportunities Fund	5.7	5.9
Fidelity Series Small Cap Opportunities Fund	2.3	2.4
	28.4	29.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.7	2.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.6	0.9
Fidelity Strategic Income Fund	0.7	0.8
	1.3	1.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.9	7.8
Fidelity Strategic Real Return Fund	7.9	7.8
Fidelity Total Bond Fund	23.7	23.3
	39.5	38.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	14.0	13.5
Fidelity Short-Term Bond Fund	14.1	13.5
	28.1	27.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	28.4%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	1.3%
Investment Grade Fixed-Income Funds	39.5%
Short-Term Funds	28.1%

Six months ago
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

Expected
Domestic Equity Funds	26.1%
International Equity Funds	2.4%
Investment Grade Fixed-Income Funds	41.0%
Short-Term Funds	30.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 31.1%
	Shares	Value
Domestic Equity Funds - 28.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,863	$ 178,808
Fidelity Disciplined Equity Fund	8,010	186,461
Fidelity Equity-Income Fund	4,146	183,907
Fidelity Large Cap Core Enhanced Index Fund	33,811	303,289
Fidelity Series 100 Index Fund	25,174	227,828
Fidelity Series Broad Market Opportunities Fund	29,020	298,906
Fidelity Series Small Cap Opportunities Fund	10,586	118,778
TOTAL DOMESTIC EQUITY FUNDS		1,497,977
International Equity Funds - 2.7%
Fidelity Advisor International Discovery Fund Institutional Class	4,291	144,302
TOTAL EQUITY FUNDS (Cost $1,593,440)		1,642,279
Fixed-Income Funds - 40.8%

High Yield Fixed-Income Funds - 1.3%
Fidelity Capital & Income Fund	3,456	33,079
Fidelity Strategic Income Fund	2,994	34,068
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,147

	Shares	Value
Investment Grade Fixed-Income Funds - 39.5%
Fidelity Government Income Fund	39,200	$ 418,660
Fidelity Strategic Real Return Fund	41,988	417,364
Fidelity Total Bond Fund	113,818	1,253,133
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,089,157
TOTAL FIXED-INCOME FUNDS (Cost $2,030,227)		2,156,304
Short-Term Funds - 28.1%

Fidelity Institutional Money Market Portfolio Institutional Class	740,895	740,895
Fidelity Short-Term Bond Fund	87,317	745,686
TOTAL SHORT-TERM FUNDS (Cost $1,474,109)		1,486,581
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,097,776)	5,285,164
NET OTHER ASSETS (LIABILITIES) - 0.0%	(448)
NET ASSETS - 100%	$ 5,284,716
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $571,622 of which $123,548, $410,862 and $37,212 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $5,097,776) - See accompanying schedule		$ 5,285,164
Receivable for investments sold		25,688
Total assets		5,310,852

Liabilities
Payable for investments purchased	$ 25,721
Distribution and service plan fees payable	415
Total liabilities		26,136

Net Assets		$ 5,284,716
Net Assets consist of:
Paid in capital		$ 5,802,658
Undistributed net investment income		1,141
Accumulated undistributed net realized gain (loss) on investments		(706,471)
Net unrealized appreciation (depreciation) on investments		187,388
Net Assets		$ 5,284,716

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($783,795 ÷ 15,715.6 shares)		$ 49.87

Maximum offering price per share (100/94.25 of $49.87)		$ 52.91

Class T: Net Asset Value and redemption price per share ($148,019 ÷ 2,966.4 shares)		$ 49.90

Maximum offering price per share (100/96.50 of $49.90)		$ 51.71

Class C: Net Asset Value and offering price per share ($225,996 ÷ 4,533.7 shares)A		$ 49.85

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,806,441 ÷ 76,308.6 shares)		$ 49.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($320,465 ÷ 6,423.8 shares)		$ 49.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 111,451

Expenses
Distribution and service plan fees	$ 5,142
Independent trustees' compensation	21
Total expenses before reductions	5,163
Expense reductions	(21)	5,142
Net investment income (loss)		106,309
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(39,850)
Capital gain distributions from underlying funds	38,940
Total net realized gain (loss)		(910)
Change in net unrealized appreciation (depreciation) on underlying funds		449,375
Net gain (loss)		448,465
Net increase (decrease) in net assets resulting from operations		$ 554,774

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 106,309	$ 103,982
Net realized gain (loss)	(910)	(68,006)
Change in net unrealized appreciation (depreciation)	449,375	484,491
Net increase (decrease) in net assets resulting from operations	554,774	520,467
Distributions to shareholders from net investment income	(106,906)	(103,950)
Distributions to shareholders from net realized gain	(28,806)	(13,543)
Total distributions	(135,712)	(117,493)
Share transactions - net increase (decrease)	(565,574)	211,898
Total increase (decrease) in net assets	(146,512)	614,872

Net Assets
Beginning of period	5,431,228	4,816,356
End of period (including undistributed net investment income of $1,141 and undistributed net investment income of $1,816, respectively)	$ 5,284,716	$ 5,431,228

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.45	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.836	.836	1.092	1.163
Net realized and unrealized gain (loss)	3.655	3.763	(4.138)	(2.454)
Total from investment operations	4.491	4.599	(3.046)	(1.291)
Distributions from net investment income	(.834)	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.071)	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Total ReturnB,C,D	9.73%	10.80%	(6.06)%	(2.68)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.71%	1.83%	2.69%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 784	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	39%	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.48	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.716	.722	.989	1.075
Net realized and unrealized gain (loss)	3.664	3.759	(4.128)	(2.483)
Total from investment operations	4.380	4.481	(3.139)	(1.408)
Distributions from net investment income	(.723)	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.960)	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Total ReturnB,C,D	9.48%	10.51%	(6.28)%	(2.91)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.46%	1.58%	2.44%	2.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 148	$ 52	$ 91	$ 154
Portfolio turnover rate	39%	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.43	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.469	.495	.786	.836
Net realized and unrealized gain (loss)	3.659	3.760	(4.122)	(2.476)
Total from investment operations	4.128	4.255	(3.336)	(1.640)
Distributions from net investment income	(.471)	(.505)	(.794)	(.820)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.708)	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Total ReturnB,C,D	8.93%	9.98%	(6.75)%	(3.36)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.96%	1.08%	1.94%	1.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 226	$ 201	$ 131	$ 365
Portfolio turnover rate	39%	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.46	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.960	.950	1.202	1.280
Net realized and unrealized gain (loss)	3.657	3.761	(4.138)	(2.469)
Total from investment operations	4.617	4.711	(2.936)	(1.189)
Distributions from net investment income	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Total ReturnB,C	10.01%	11.07%	(5.81)%	(2.48)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.96%	2.08%	2.94%	2.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,806	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	39%	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.46	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.959	.950	1.175	1.295
Net realized and unrealized gain (loss)	3.668	3.761	(4.121)	(2.474)
Total from investment operations	4.627	4.711	(2.946)	(1.179)
Distributions from net investment income	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Total ReturnB,C	10.03%	11.07%	(5.83)%	(2.46)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.96%	2.08%	2.94%	2.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 320	$ 350	$ 326	$ 214
Portfolio turnover rate	39%	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.0	4.2
Fidelity Disciplined Equity Fund	4.2	4.3
Fidelity Equity-Income Fund	4.1	4.3
Fidelity Large Cap Core Enhanced Index Fund	6.9	7.0
Fidelity Series 100 Index Fund	5.1	5.2
Fidelity Series Broad Market Opportunities Fund	6.8	7.0
Fidelity Series Small Cap Opportunities Fund	2.7	2.8
	33.8	34.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.7	3.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.3	1.4
Fidelity Strategic Income Fund	1.4	1.4
	2.7	2.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.3	7.2
Fidelity Strategic Real Return Fund	7.3	7.2
Fidelity Total Bond Fund	21.9	21.6
	36.5	36.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.6	11.3
Fidelity Short-Term Bond Fund	11.7	11.2
	23.3	22.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	33.8%
International Equity Funds	3.7%
High Yield Fixed-Income Funds	2.7%
Investment Grade Fixed-Income Funds	36.5%
Short-Term Funds	23.3%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

Expected
Domestic Equity Funds	32.3%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.3%
Short-Term Funds	24.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 37.5%
	Shares	Value
Domestic Equity Funds - 33.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,861	$ 160,646
Fidelity Disciplined Equity Fund	7,178	167,105
Fidelity Equity-Income Fund	3,712	164,659
Fidelity Large Cap Core Enhanced Index Fund	30,359	272,320
Fidelity Series 100 Index Fund	22,596	204,492
Fidelity Series Broad Market Opportunities Fund	26,030	268,106
Fidelity Series Small Cap Opportunities Fund	9,469	106,243
TOTAL DOMESTIC EQUITY FUNDS		1,343,571
International Equity Funds - 3.7%
Fidelity Advisor International Discovery Fund Institutional Class	4,338	145,871
TOTAL EQUITY FUNDS (Cost $1,246,786)		1,489,442
Fixed-Income Funds - 39.2%

High Yield Fixed-Income Funds - 2.7%
Fidelity Capital & Income Fund	5,515	52,781
Fidelity Strategic Income Fund	4,785	54,448
TOTAL HIGH YIELD FIXED-INCOME FUNDS		107,229

	Shares	Value
Investment Grade Fixed-Income Funds - 36.5%
Fidelity Government Income Fund	27,198	$ 290,477
Fidelity Strategic Real Return Fund	29,143	289,686
Fidelity Total Bond Fund	79,034	870,168
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,450,331
TOTAL FIXED-INCOME FUNDS (Cost $1,439,557)		1,557,560
Short-Term Funds - 23.3%

Fidelity Institutional Money Market Portfolio Institutional Class	460,794	460,794
Fidelity Short-Term Bond Fund	54,326	463,942
TOTAL SHORT-TERM FUNDS (Cost $913,437)		924,736
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,599,780)	3,971,738
NET OTHER ASSETS (LIABILITIES) - 0.0%	(365)
NET ASSETS - 100%	$ 3,971,373
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $144,422 of which $3,778, $118,446 and $22,198 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $3,599,780) - See accompanying schedule		$ 3,971,738
Receivable for investments sold		3
Total assets		3,971,741

Liabilities
Payable for investments purchased	$ 2
Distribution and service plan fees payable	366
Total liabilities		368

Net Assets		$ 3,971,373
Net Assets consist of:
Paid in capital		$ 3,836,502
Undistributed net investment income		855
Accumulated undistributed net realized gain (loss) on investments		(237,942)
Net unrealized appreciation (depreciation) on investments		371,958
Net Assets		$ 3,971,373

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($435,873 ÷ 8,718.36 shares)		$ 49.99

Maximum offering price per share (100/94.25 of $49.99)		$ 53.04

Class T: Net Asset Value and redemption price per share ($195,964 ÷ 3,920.19 shares)		$ 49.99

Maximum offering price per share (100/96.50 of $49.99)		$ 51.80

Class C: Net Asset Value and offering price per share ($228,454 ÷ 4,571.93 shares)A		$ 49.97

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($3,078,631 ÷ 61,577.53 shares)		$ 50.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,451 ÷ 649.06 shares)		$ 50.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 76,517

Expenses
Distribution and service plan fees	$ 5,120
Independent trustees' compensation	14
Total expenses before reductions	5,134
Expense reductions	(14)	5,120
Net investment income (loss)		71,397
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,978)
Capital gain distributions from underlying funds	23,304
Total net realized gain (loss)		11,326
Change in net unrealized appreciation (depreciation) on underlying funds		303,624
Net gain (loss)		314,950
Net increase (decrease) in net assets resulting from operations		$ 386,347

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,397	$ 58,358
Net realized gain (loss)	11,326	(17,761)
Change in net unrealized appreciation (depreciation)	303,624	270,430
Net increase (decrease) in net assets resulting from operations	386,347	311,027
Distributions to shareholders from net investment income	(71,547)	(58,210)
Distributions to shareholders from net realized gain	(16,958)	(7,714)
Total distributions	(88,505)	(65,924)
Share transactions - net increase (decrease)	363,777	451,360
Total increase (decrease) in net assets	661,619	696,463

Net Assets
Beginning of period	3,309,754	2,613,291
End of period (including undistributed net investment income of $855 and undistributed net investment income of $1,012, respectively)	$ 3,971,373	$ 3,309,754

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.817	.812	1.027	1.085
Net realized and unrealized gain (loss)	4.128	3.930	(4.465)	(2.692)
Total from investment operations	4.945	4.742	(3.438)	(1.607)
Distributions from net investment income	(.826)	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.045)	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Total ReturnB,C,D	10.79%	11.27%	(7.00)%	(3.33)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.67%	1.79%	2.60%	2.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 436	$ 607	$ 502	$ 503
Portfolio turnover rate	48%	38%	60%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.696	.696	.926	.985
Net realized and unrealized gain (loss)	4.135	3.928	(4.460)	(2.707)
Total from investment operations	4.831	4.624	(3.534)	(1.722)
Distributions from net investment income	(.712)	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.931)	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Total ReturnB,C,D	10.54%	10.98%	(7.23)%	(3.56)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.42%	1.54%	2.35%	2.17%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 196	$ 134	$ 171	$ 187
Portfolio turnover rate	48%	38%	60%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.06	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.449	.473	.736	.755
Net realized and unrealized gain (loss)	4.132	3.923	(4.471)	(2.699)
Total from investment operations	4.581	4.396	(3.735)	(1.944)
Distributions from net investment income	(.452)	(.481)	(.725)	(.806)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.671)	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Total ReturnB,C,D	9.98%	10.43%	(7.70)%	(3.99)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.92%	1.05%	1.85%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 228	$ 295	$ 221	$ 275
Portfolio turnover rate	48%	38%	60%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.942	.925	1.125	1.190
Net realized and unrealized gain (loss)	4.138	3.919	(4.464)	(2.677)
Total from investment operations	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total ReturnB,C	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.92%	2.04%	2.86%	2.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,079	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	48%	38%	60%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.939	.928	1.138	1.215
Net realized and unrealized gain (loss)	4.141	3.916	(4.477)	(2.702)
Total from investment operations	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total ReturnB,C	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.92%	2.04%	2.85%	2.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 49	$ 95	$ 163
Portfolio turnover rate	48%	38%	60%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.5	4.6
Fidelity Disciplined Equity Fund	4.7	4.8
Fidelity Equity-Income Fund	4.6	4.8
Fidelity Large Cap Core Enhanced Index Fund	7.7	7.8
Fidelity Series 100 Index Fund	5.8	5.8
Fidelity Series Broad Market Opportunities Fund	7.6	7.8
Fidelity Series Small Cap Opportunities Fund	3.0	3.1
	37.9	38.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.6	4.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	1.7
Fidelity Strategic Income Fund	1.8	1.8
	3.5	3.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.9	6.7
Fidelity Strategic Real Return Fund	6.8	6.8
Fidelity Total Bond Fund	20.5	20.3
	34.2	33.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.9	9.6
Fidelity Short-Term Bond Fund	9.9	9.6
	19.8	19.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	37.9%
International Equity Funds	4.6%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	19.8%

Six months ago
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

Expected
Domestic Equity Funds	36.9%
International Equity Funds	4.3%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	34.9%
Short-Term Funds	20.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 42.5%
	Shares	Value
Domestic Equity Funds - 37.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,478	$ 153,712
Fidelity Disciplined Equity Fund	6,883	160,235
Fidelity Equity-Income Fund	3,560	157,914
Fidelity Large Cap Core Enhanced Index Fund	29,054	260,616
Fidelity Series 100 Index Fund	21,663	196,046
Fidelity Series Broad Market Opportunities Fund	24,921	256,689
Fidelity Series Small Cap Opportunities Fund	9,074	101,805
TOTAL DOMESTIC EQUITY FUNDS		1,287,017
International Equity Funds - 4.6%
Fidelity Advisor International Discovery Fund Institutional Class	4,654	156,500
TOTAL EQUITY FUNDS (Cost $1,498,678)		1,443,517
Fixed-Income Funds - 37.7%

High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund	6,066	58,055
Fidelity Strategic Income Fund	5,247	59,707
TOTAL HIGH YIELD FIXED-INCOME FUNDS		117,762

	Shares	Value
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Government Income Fund	21,813	$ 232,960
Fidelity Strategic Real Return Fund	23,409	232,688
Fidelity Total Bond Fund	63,382	697,839
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,163,487
TOTAL FIXED-INCOME FUNDS (Cost $1,236,149)		1,281,249
Short-Term Funds - 19.8%

Fidelity Institutional Money Market Portfolio Institutional Class	334,581	334,581
Fidelity Short-Term Bond Fund	39,427	336,703
TOTAL SHORT-TERM FUNDS (Cost $669,361)		671,284
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,404,188)	3,396,050
NET OTHER ASSETS (LIABILITIES) - 0.0%	(49)
NET ASSETS - 100%	$ 3,396,001
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $619,540 of which $64,025, $481,397 and $74,118 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $3,404,188) - See accompanying schedule	$ 3,396,050
Cash	1
Receivable for investments sold	2
Total assets	3,396,053

Liabilities
Distribution and service plan fees payable	52

Net Assets	$ 3,396,001
Net Assets consist of:
Paid in capital	$ 4,057,410
Undistributed net investment income	761
Accumulated undistributed net realized gain (loss) on investments	(654,032)
Net unrealized appreciation (depreciation) on investments	(8,138)
Net Assets	$ 3,396,001

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,513 ÷ 1,436.28 shares)	$ 49.79

Maximum offering price per share (100/94.25 of $49.79)	$ 52.83

Class T: Net Asset Value and redemption price per share ($22,848 ÷ 458.60 shares)	$ 49.82

Maximum offering price per share (100/96.50 of $49.82)	$ 51.63

Class C: Net Asset Value and offering price per share ($32,317 ÷ 648.81 shares)A	$ 49.81

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($3,265,504 ÷ 65,598.59 shares)	$ 49.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,819 ÷ 76.73 shares)	$ 49.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 58,689

Expenses
Distribution and service plan fees	$ 836
Independent trustees' compensation	11
Total expenses before reductions	847
Expense reductions	(11)	836
Net investment income (loss)		57,853
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	33,778
Capital gain distributions from underlying funds	17,436
Total net realized gain (loss)		51,214
Change in net unrealized appreciation (depreciation) on underlying funds		211,768
Net gain (loss)		262,982
Net increase (decrease) in net assets resulting from operations		$ 320,835

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,853	$ 57,048
Net realized gain (loss)	51,214	(60,204)
Change in net unrealized appreciation (depreciation)	211,768	328,653
Net increase (decrease) in net assets resulting from operations	320,835	325,497
Distributions to shareholders from net investment income	(57,885)	(57,173)
Distributions to shareholders from net realized gain	(12,730)	(19,734)
Total distributions	(70,615)	(76,907)
Share transactions - net increase (decrease)	582,659	(508,119)
Total increase (decrease) in net assets	832,879	(259,529)

Net Assets
Beginning of period	2,563,122	2,822,651
End of period (including undistributed net investment income of $761 and undistributed net investment income of $816, respectively)	$ 3,396,001	$ 2,563,122

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.58	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.817	.815	1.035	1.087
Net realized and unrealized gain (loss)	4.431	3.980	(4.739)	(2.853)
Total from investment operations	5.248	4.795	(3.704)	(1.766)
Distributions from net investment income	(.824)	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.038)	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Total ReturnB,C,D	11.58%	11.53%	(7.53)%	(3.64)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.26%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.25%A
Expenses net of all reductions	.25%	.25%	.26%	.25%A
Net investment income (loss)	1.67%	1.82%	2.62%	2.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 42	$ 122	$ 289
Portfolio turnover rate	29%	24%	22%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.57	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.691	.702	.933	.982
Net realized and unrealized gain (loss)	4.434	3.985	(4.736)	(2.862)
Total from investment operations	5.125	4.687	(3.803)	(1.880)
Distributions from net investment income	(.661)	(.685)	(.957)	(.910)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.875)	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Total ReturnB,C,D	11.30%	11.27%	(7.77)%	(3.87)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.51%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.50%A
Expenses net of all reductions	.50%	.50%	.51%	.50%A
Net investment income (loss)	1.43%	1.57%	2.37%	2.16%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 77	$ 112	$ 187
Portfolio turnover rate	29%	24%	22%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.58	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.447	.477	.737	.760
Net realized and unrealized gain (loss)	4.434	3.989	(4.745)	(2.860)
Total from investment operations	4.881	4.466	(4.008)	(2.100)
Distributions from net investment income	(.437)	(.454)	(.752)	(.690)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.651)	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Total ReturnB,C,D	10.74%	10.72%	(8.25)%	(4.29)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.01%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.00%A
Net investment income (loss)	.92%	1.07%	1.87%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 44	$ 69	$ 120
Portfolio turnover rate	29%	24%	22%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.56	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.937	.925	1.144	1.190
Net realized and unrealized gain (loss)	4.438	3.978	(4.752)	(2.836)
Total from investment operations	5.375	4.903	(3.608)	(1.646)
Distributions from net investment income	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Total ReturnB,C	11.87%	11.80%	(7.30)%	(3.41)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.00%F	.00%F	.01%	.00%A,F
Expenses net of fee waivers, if any	.00%	.00%	.01%	.00%A
Expenses net of all reductions	.00%	.00%	.01%	.00%A
Net investment income (loss)	1.92%	2.07%	2.87%	2.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,266	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	29%	24%	22%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.56	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.937	.918	1.131	1.208
Net realized and unrealized gain (loss)	4.428	3.995	(4.749)	(2.854)
Total from investment operations	5.365	4.913	(3.618)	(1.646)
Distributions from net investment income	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Total ReturnB,C	11.85%	11.83%	(7.33)%	(3.41)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.00%F	.00%F	.01%	.00%A,F
Expenses net of fee waivers, if any	.00%	.00%	.01%	.00%A
Expenses net of all reductions	.00%	.00%	.01%	.00%A
Net investment income (loss)	1.92%	2.07%	2.87%	2.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4	$ 5	$ 166	$ 277
Portfolio turnover rate	29%	24%	22%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.8	4.9
Fidelity Disciplined Equity Fund	5.0	5.1
Fidelity Equity-Income Fund	5.0	5.1
Fidelity Large Cap Core Enhanced Index Fund	8.2	8.3
Fidelity Series 100 Index Fund	6.2	6.2
Fidelity Series Broad Market Opportunities Fund	8.1	8.3
Fidelity Series Small Cap Opportunities Fund	3.2	3.3
	40.5	41.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.5	5.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.0
Fidelity Strategic Income Fund	2.0	2.0
	4.0	4.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.4
Fidelity Strategic Real Return Fund	6.5	6.5
Fidelity Total Bond Fund	19.6	19.3
	32.6	32.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.7	8.5
Fidelity Short-Term Bond Fund	8.7	8.5
	17.4	17.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	40.5%
International Equity Funds	5.5%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.6%
Short-Term Funds	17.4%

Six months ago
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	17.0%

Expected
Domestic Equity Funds	40.1%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.8%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	18.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 46.0%
	Shares	Value
Domestic Equity Funds - 40.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,049	$ 91,546
Fidelity Disciplined Equity Fund	4,095	95,335
Fidelity Equity-Income Fund	2,120	94,043
Fidelity Large Cap Core Enhanced Index Fund	17,276	154,970
Fidelity Series 100 Index Fund	12,883	116,595
Fidelity Series Broad Market Opportunities Fund	14,839	152,838
Fidelity Series Small Cap Opportunities Fund	5,404	60,636
TOTAL DOMESTIC EQUITY FUNDS		765,963
International Equity Funds - 5.5%
Fidelity Advisor International Discovery Fund Institutional Class	3,061	102,936
TOTAL EQUITY FUNDS (Cost $797,205)		868,899
Fixed-Income Funds - 36.6%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund	3,893	37,255
Fidelity Strategic Income Fund	3,365	38,297
TOTAL HIGH YIELD FIXED-INCOME FUNDS		75,552

	Shares	Value
Investment Grade Fixed-Income Funds - 32.6%
Fidelity Government Income Fund	11,548	$ 123,328
Fidelity Strategic Real Return Fund	12,387	123,130
Fidelity Total Bond Fund	33,605	369,993
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		616,451
TOTAL FIXED-INCOME FUNDS (Cost $649,880)		692,003
Short-Term Funds - 17.4%

Fidelity Institutional Money Market Portfolio Institutional Class	164,304	164,304
Fidelity Short-Term Bond Fund	19,359	165,329
TOTAL SHORT-TERM FUNDS (Cost $325,980)		329,633
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,773,065)	1,890,535
NET OTHER ASSETS (LIABILITIES) - 0.0%	(136)
NET ASSETS - 100%	$ 1,890,399
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $134,792 of which $9,801, $66,647 and $58,344 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $1,773,065) - See accompanying schedule		$ 1,890,535
Cash		72
Total assets		1,890,607

Liabilities
Payable for investments purchased	$ 4
Distribution and service plan fees payable	204
Total liabilities		208

Net Assets		$ 1,890,399
Net Assets consist of:
Paid in capital		$ 1,937,792
Undistributed net investment income		362
Accumulated undistributed net realized gain (loss) on investments		(165,225)
Net unrealized appreciation (depreciation) on investments		117,470
Net Assets		$ 1,890,399

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($187,352 ÷ 3,758.0 shares)		$ 49.85

Maximum offering price per share (100/94.25 of $49.85)		$ 52.89

Class T: Net Asset Value and redemption price per share ($40,221 ÷ 806.5 shares)		$ 49.87

Maximum offering price per share (100/96.50 of $49.87)		$ 51.68

Class C: Net Asset Value and offering price per share ($171,805 ÷ 3,448.6 shares)A		$ 49.82

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,463,400 ÷ 29,350.7 shares)		$ 49.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,621 ÷ 554.0 shares)		$ 49.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 32,191

Expenses
Distribution and service plan fees	$ 2,557
Independent trustees' compensation	6
Total expenses before reductions	2,563
Expense reductions	(6)	2,557
Net investment income (loss)		29,634
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,024)
Capital gain distributions from underlying funds	9,534
Total net realized gain (loss)		(5,490)
Change in net unrealized appreciation (depreciation) on underlying funds		160,663
Net gain (loss)		155,173
Net increase (decrease) in net assets resulting from operations		$ 184,807

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,634	$ 30,872
Net realized gain (loss)	(5,490)	(37,364)
Change in net unrealized appreciation (depreciation)	160,663	180,425
Net increase (decrease) in net assets resulting from operations	184,807	173,933
Distributions to shareholders from net investment income	(29,693)	(30,833)
Distributions to shareholders from net realized gain	(7,078)	(4,233)
Total distributions	(36,771)	(35,066)
Share transactions - net increase (decrease)	206,846	87,922
Total increase (decrease) in net assets	354,882	226,789

Net Assets
Beginning of period	1,535,517	1,308,728
End of period (including undistributed net investment income of $362 and undistributed net investment income of $438, respectively)	$ 1,890,399	$ 1,535,517

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.41	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.809	.811	1.014	1.063
Net realized and unrealized gain (loss)	4.667	4.020	(5.004)	(2.884)
Total from investment operations	5.476	4.831	(3.990)	(1.821)
Distributions from net investment income	(.819)	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.036)	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Total ReturnB,C,D	12.13%	11.70%	(8.10)%	(3.77)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.66%	1.82%	2.62%	2.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187	$ 260	$ 287	$ 286
Portfolio turnover rate	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.685	.701	.919	.966
Net realized and unrealized gain (loss)	4.672	4.025	(5.010)	(2.903)
Total from investment operations	5.357	4.726	(4.091)	(1.937)
Distributions from net investment income	(.690)	(.676)	(.919)	(.923)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.907)	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Total ReturnB,C,D	11.85%	11.43%	(8.34)%	(3.99)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.41%	1.57%	2.37%	2.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40	$ 54	$ 69	$ 96
Portfolio turnover rate	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.38	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.443	.476	.726	.728
Net realized and unrealized gain (loss)	4.668	4.020	(5.005)	(2.903)
Total from investment operations	5.111	4.496	(4.279)	(2.175)
Distributions from net investment income	(.454)	(.456)	(.721)	(.725)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.671)	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Total ReturnB,C,D	11.30%	10.87%	(8.80)%	(4.45)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.91%	1.07%	1.87%	1.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 159	$ 147	$ 233
Portfolio turnover rate	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.933	.924	1.118	1.166
Net realized and unrealized gain (loss)	4.668	4.020	(5.011)	(2.868)
Total from investment operations	5.601	4.944	(3.893)	(1.702)
Distributions from net investment income	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Total ReturnB,C	12.41%	11.98%	(7.87)%	(3.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.91%	2.07%	2.87%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,463	$ 1,026	$ 749	$ 714
Portfolio turnover rate	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.930	.922	1.119	1.194
Net realized and unrealized gain (loss)	4.671	4.032	(5.022)	(2.896)
Total from investment operations	5.601	4.954	(3.903)	(1.702)
Distributions from net investment income	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Total ReturnB,C	12.41%	12.00%	(7.89)%	(3.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.91%	2.07%	2.87%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 37	$ 57	$ 97
Portfolio turnover rate	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.1	5.2
Fidelity Disciplined Equity Fund	5.3	5.4
Fidelity Equity-Income Fund	5.2	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.5	8.6
Fidelity Series 100 Index Fund	6.4	6.4
Fidelity Series Broad Market Opportunities Fund	8.4	8.6
Fidelity Series Small Cap Opportunities Fund	3.3	3.4
	42.2	43.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.3	6.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.2
Fidelity Strategic Income Fund	2.2	2.2
	4.4	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.1
Fidelity Strategic Real Return Fund	6.2	6.1
Fidelity Total Bond Fund	18.6	18.4
	31.0	30.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.0	7.8
Fidelity Short-Term Bond Fund	8.1	7.8
	16.1	15.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	42.2%
International Equity Funds	6.3%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	31.0%
Short-Term Funds	16.1%

Six months ago
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Expected
Domestic Equity Funds	42.2%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.3%
Short-Term Funds	16.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 48.5%
	Shares	Value
Domestic Equity Funds - 42.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,898	$ 106,934
Fidelity Disciplined Equity Fund	4,781	111,297
Fidelity Equity-Income Fund	2,473	109,722
Fidelity Large Cap Core Enhanced Index Fund	20,161	180,847
Fidelity Series 100 Index Fund	15,033	136,051
Fidelity Series Broad Market Opportunities Fund	17,322	178,417
Fidelity Series Small Cap Opportunities Fund	6,320	70,910
TOTAL DOMESTIC EQUITY FUNDS		894,178
International Equity Funds - 6.3%
Fidelity Advisor International Discovery Fund Institutional Class	3,941	132,532
TOTAL EQUITY FUNDS (Cost $1,010,950)		1,026,710
Fixed-Income Funds - 35.4%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	4,801	45,941
Fidelity Strategic Income Fund	4,151	47,240
TOTAL HIGH YIELD FIXED-INCOME FUNDS		93,181

	Shares	Value
Investment Grade Fixed-Income Funds - 31.0%
Fidelity Government Income Fund	12,311	$ 131,479
Fidelity Strategic Real Return Fund	13,203	131,240
Fidelity Total Bond Fund	35,788	394,031
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		656,750
TOTAL FIXED-INCOME FUNDS (Cost $726,483)		749,931
Short-Term Funds - 16.1%

Fidelity Institutional Money Market Portfolio Institutional Class	169,363	169,363
Fidelity Short-Term Bond Fund	19,953	170,401
TOTAL SHORT-TERM FUNDS (Cost $338,274)		339,764
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,075,707)	2,116,405
NET OTHER ASSETS (LIABILITIES) - 0.0%	(236)
NET ASSETS - 100%	$ 2,116,169
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $233,577 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $2,075,707) - See accompanying schedule		$ 2,116,405
Receivable for investments sold		823
Receivable for fund shares sold		176
Total assets		2,117,404

Liabilities
Payable for investments purchased	$ 163
Payable for fund shares redeemed	838
Distribution and service plan fees payable	234
Total liabilities		1,235

Net Assets		$ 2,116,169
Net Assets consist of:
Paid in capital		$ 2,329,399
Undistributed net investment income		405
Accumulated undistributed net realized gain (loss) on investments		(254,333)
Net unrealized appreciation (depreciation) on investments		40,698
Net Assets		$ 2,116,169

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,032 ÷ 2,181.2 shares)		$ 49.53

Maximum offering price per share (100/94.25 of $49.53)		$ 52.55

Class T: Net Asset Value and redemption price per share ($130,369 ÷ 2,632.2 shares)		$ 49.53

Maximum offering price per share (100/96.50 of $49.53)		$ 51.33

Class C: Net Asset Value and offering price per share ($184,116 ÷ 3,720.4 shares)A		$ 49.49

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,666,155 ÷ 33,638.7 shares)		$ 49.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,497 ÷ 555.2 shares)		$ 49.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 26,676

Expenses
Distribution and service plan fees	$ 2,604
Independent trustees' compensation	5
Total expenses before reductions	2,609
Expense reductions	(5)	2,604
Net investment income (loss)		24,072
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,602
Capital gain distributions from underlying funds	6,465
Total net realized gain (loss)		23,067
Change in net unrealized appreciation (depreciation) on underlying funds		89,707
Net gain (loss)		112,774
Net increase (decrease) in net assets resulting from operations		$ 136,846

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,072	$ 13,583
Net realized gain (loss)	23,067	(46,103)
Change in net unrealized appreciation (depreciation)	89,707	120,286
Net increase (decrease) in net assets resulting from operations	136,846	87,766
Distributions to shareholders from net investment income	(23,914)	(13,653)
Distributions to shareholders from net realized gain	(4,626)	(1,823)
Total distributions	(28,540)	(15,476)
Share transactions - net increase (decrease)	1,015,365	199,973
Total increase (decrease) in net assets	1,123,671	272,263

Net Assets
Beginning of period	992,498	720,235
End of period (including undistributed net investment income of $405 and undistributed net investment income of $259, respectively)	$ 2,116,169	$ 992,498

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.93	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.750	.743	1.042	1.076
Net realized and unrealized gain (loss)	4.846	4.098	(5.184)	(3.105)
Total from investment operations	5.596	4.841	(4.142)	(2.029)
Distributions from net investment income	(.796)	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.996)	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Total ReturnB,C,D	12.52%	11.87%	(8.56)%	(4.19)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.55%	1.68%	2.70%	2.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 45	$ 69	$ 131
Portfolio turnover rate	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.630	.638	.944	.966
Net realized and unrealized gain (loss)	4.851	4.092	(5.184)	(3.110)
Total from investment operations	5.481	4.730	(4.240)	(2.144)
Distributions from net investment income	(.671)	(.670)	(.930)	(.916)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.871)	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Total ReturnB,C,D	12.26%	11.59%	(8.79)%	(4.41)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.30%	1.44%	2.45%	2.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130	$ 116	$ 55	$ 96
Portfolio turnover rate	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.89	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.387	.412	.757	.723
Net realized and unrealized gain (loss)	4.848	4.087	(5.183)	(3.090)
Total from investment operations	5.235	4.499	(4.426)	(2.367)
Distributions from net investment income	(.435)	(.449)	(.724)	(.733)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.635)	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Total ReturnB,C,D	11.70%	11.01%	(9.25)%	(4.85)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.80%	.94%	1.95%	1.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 184	$ 174	$ 183	$ 485
Portfolio turnover rate	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.878	.856	1.138	1.168
Net realized and unrealized gain (loss)	4.844	4.091	(5.190)	(3.079)
Total from investment operations	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total ReturnB,C	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.80%	1.94%	2.95%	2.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,666	$ 622	$ 357	$ 783
Portfolio turnover rate	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.870	.855	1.136	1.196
Net realized and unrealized gain (loss)	4.852	4.092	(5.188)	(3.107)
Total from investment operations	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total ReturnB,C	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.80%	1.94%	2.95%	2.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	5.3
Fidelity Disciplined Equity Fund	5.4	5.5
Fidelity Equity-Income Fund	5.4	5.5
Fidelity Large Cap Core Enhanced Index Fund	8.8	8.9
Fidelity Series 100 Index Fund	6.7	6.6
Fidelity Series Broad Market Opportunities Fund	8.7	8.9
Fidelity Series Small Cap Opportunities Fund	3.5	3.5
	43.7	44.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.0	7.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.4
Fidelity Strategic Income Fund	2.4	2.3
	4.7	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	5.9
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	18.0	17.8
	30.0	29.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.3	7.1
Fidelity Short-Term Bond Fund	7.3	7.1
	14.6	14.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.7%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.0%
Short-Term Funds	14.6%

Six months ago
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

Expected
Domestic Equity Funds	43.6%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	14.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 50.7%
	Shares	Value
Domestic Equity Funds - 43.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	17,596	$ 319,008
Fidelity Disciplined Equity Fund	14,289	332,641
Fidelity Equity-Income Fund	7,396	328,096
Fidelity Large Cap Core Enhanced Index Fund	60,340	541,253
Fidelity Series 100 Index Fund	44,955	406,839
Fidelity Series Broad Market Opportunities Fund	51,796	533,504
Fidelity Series Small Cap Opportunities Fund	18,857	211,575
TOTAL DOMESTIC EQUITY FUNDS		2,672,916
International Equity Funds - 7.0%
Fidelity Advisor International Discovery Fund Institutional Class	12,762	429,191
TOTAL EQUITY FUNDS (Cost $2,893,214)		3,102,107
Fixed-Income Funds - 34.7%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	14,925	142,835
Fidelity Strategic Income Fund	12,928	147,120
TOTAL HIGH YIELD FIXED-INCOME FUNDS		289,955

	Shares	Value
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Government Income Fund	34,396	$ 367,347
Fidelity Strategic Real Return Fund	36,854	366,332
Fidelity Total Bond Fund	99,916	1,100,075
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,833,754
TOTAL FIXED-INCOME FUNDS (Cost $1,984,070)		2,123,709
Short-Term Funds - 14.6%

Fidelity Institutional Money Market Portfolio Institutional Class	447,019	447,019
Fidelity Short-Term Bond Fund	52,693	449,997
TOTAL SHORT-TERM FUNDS (Cost $887,417)		897,016
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,764,701)	6,122,832
NET OTHER ASSETS (LIABILITIES) - 0.0%	(121)
NET ASSETS - 100%	$ 6,122,711
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $600,001 of which $7,815, $381,761 and $210,425 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $5,764,701) - See accompanying schedule	$ 6,122,832
Cash	1
Total assets	6,122,833

Liabilities
Distribution and service plan fees payable	122

Net Assets	$ 6,122,711
Net Assets consist of:
Paid in capital	$ 6,478,326
Undistributed net investment income	1,283
Accumulated undistributed net realized gain (loss) on investments	(715,029)
Net unrealized appreciation (depreciation) on investments	358,131
Net Assets	$ 6,122,711

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($133,341 ÷ 2,671.2 shares)	$ 49.92

Maximum offering price per share (100/94.25 of $49.92)	$ 52.97

Class T: Net Asset Value and redemption price per share ($130,222 ÷ 2,607.4 shares)	$ 49.94

Maximum offering price per share (100/96.50 of $49.94)	$ 51.75

Class C: Net Asset Value and offering price per share ($48,899 ÷ 979.2 shares)A	$ 49.94

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,782,807 ÷ 115,831.5 shares)	$ 49.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,442 ÷ 549.7 shares)	$ 49.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 118,343

Expenses
Distribution and service plan fees	$ 2,069
Independent trustees' compensation	23
Total expenses before reductions	2,092
Expense reductions	(23)	2,069
Net investment income (loss)		116,274
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(40,097)
Capital gain distributions from underlying funds	35,036
Total net realized gain (loss)		(5,061)
Change in net unrealized appreciation (depreciation) on underlying funds		647,446
Net gain (loss)		642,385
Net increase (decrease) in net assets resulting from operations		$ 758,659

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,274	$ 130,949
Net realized gain (loss)	(5,061)	(193,465)
Change in net unrealized appreciation (depreciation)	647,446	828,403
Net increase (decrease) in net assets resulting from operations	758,659	765,887
Distributions to shareholders from net investment income	(116,717)	(131,065)
Distributions to shareholders from net realized gain	(25,763)	(16,965)
Total distributions	(142,480)	(148,030)
Share transactions - net increase (decrease)	(649,489)	(832,893)
Total increase (decrease) in net assets	(33,310)	(215,036)

Net Assets
Beginning of period	6,156,021	6,371,057
End of period (including undistributed net investment income of $1,283 and undistributed net investment income of $1,839, respectively)	$ 6,122,711	$ 6,156,021

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.17	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.802	.789	1.000	.966
Net realized and unrealized gain (loss)	4.972	4.116	(5.341)	(3.085)
Total from investment operations	5.774	4.905	(4.341)	(2.119)
Distributions from net investment income	(.815)	(.785)	(.979)	(.911)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.024)	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Total ReturnB,C,D	12.85%	11.96%	(8.93)%	(4.36)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.65%	1.78%	2.60%	2.16%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133	$ 359	$ 278	$ 371
Portfolio turnover rate	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.16	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.682	.678	.905	.847
Net realized and unrealized gain (loss)	4.975	4.107	(5.340)	(3.079)
Total from investment operations	5.657	4.785	(4.435)	(2.232)
Distributions from net investment income	(.668)	(.675)	(.875)	(.808)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.877)	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Total ReturnB,C,D	12.57%	11.66%	(9.15)%	(4.57)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.40%	1.53%	2.35%	1.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130	$ 328	$ 311	$ 606
Portfolio turnover rate	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.438	.454	.711	.639
Net realized and unrealized gain (loss)	4.974	4.117	(5.333)	(3.104)
Total from investment operations	5.412	4.571	(4.622)	(2.465)
Distributions from net investment income	(.453)	(.431)	(.678)	(.585)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.662)	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Total ReturnB,C,D	12.01%	11.13%	(9.60)%	(5.02)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.90%	1.02%	1.84%	1.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49	$ 51	$ 86	$ 150
Portfolio turnover rate	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.925	.900	1.087	1.067
Net realized and unrealized gain (loss)	4.965	4.115	(5.330)	(3.072)
Total from investment operations	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total ReturnB,C	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.90%	2.03%	2.85%	2.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,783	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.923	.899	1.097	1.101
Net realized and unrealized gain (loss)	4.967	4.116	(5.340)	(3.106)
Total from investment operations	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total ReturnB,C	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net AssetsE,H
Expenses before reductions F	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.90%	2.03%	2.85%	2.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.4
Fidelity Disciplined Equity Fund	5.6	5.7
Fidelity Equity-Income Fund	5.5	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.0	9.0
Fidelity Series 100 Index Fund	6.8	6.8
Fidelity Series Broad Market Opportunities Fund	8.9	9.0
Fidelity Series Small Cap Opportunities Fund	3.5	3.6
	44.6	45.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.8	8.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.5
	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.7
Fidelity Strategic Real Return Fund	5.8	5.7
Fidelity Total Bond Fund	17.4	17.1
	29.0	28.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.8	6.6
Fidelity Short-Term Bond Fund	6.8	6.7
	13.6	13.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.6%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.6%

Six months ago
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

Expected
Domestic Equity Funds	44.8%
International Equity Funds	7.6%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.3%
Short-Term Funds	13.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 52.4%
	Shares	Value
Domestic Equity Funds - 44.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,799	$ 232,051
Fidelity Disciplined Equity Fund	10,362	241,225
Fidelity Equity-Income Fund	5,369	238,151
Fidelity Large Cap Core Enhanced Index Fund	43,733	392,287
Fidelity Series 100 Index Fund	32,593	294,970
Fidelity Series Broad Market Opportunities Fund	37,578	387,050
Fidelity Series Small Cap Opportunities Fund	13,677	153,458
TOTAL DOMESTIC EQUITY FUNDS		1,939,192
International Equity Funds - 7.8%
Fidelity Advisor International Discovery Fund Institutional Class	10,085	339,163
TOTAL EQUITY FUNDS (Cost $2,131,023)		2,278,355
Fixed-Income Funds - 34.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	11,191	107,099
Fidelity Strategic Income Fund	9,671	110,054
TOTAL HIGH YIELD FIXED-INCOME FUNDS		217,153

	Shares	Value
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund	23,635	$ 252,421
Fidelity Strategic Real Return Fund	25,326	251,737
Fidelity Total Bond Fund	68,744	756,876
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,261,034
TOTAL FIXED-INCOME FUNDS (Cost $1,435,010)		1,478,187
Short-Term Funds - 13.6%

Fidelity Institutional Money Market Portfolio Institutional Class	293,874	293,874
Fidelity Short-Term Bond Fund	34,617	295,628
TOTAL SHORT-TERM FUNDS (Cost $586,052)		589,502
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,152,085)	4,346,044
NET OTHER ASSETS (LIABILITIES) - 0.0%	(251)
NET ASSETS - 100%	$ 4,345,793
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $119,726 of which $33,830 and $85,896 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $4,152,085) - See accompanying schedule	$ 4,346,044

Liabilities
Distribution and service plan fees payable	251

Net Assets	$ 4,345,793
Net Assets consist of:
Paid in capital	$ 4,322,386
Undistributed net investment income	793
Accumulated undistributed net realized gain (loss) on investments	(171,345)
Net unrealized appreciation (depreciation) on investments	193,959
Net Assets	$ 4,345,793

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,557 ÷ 1,441.26 shares)	$ 49.65

Maximum offering price per share (100/94.25 of $49.65)	$ 52.68

Class T: Net Asset Value and redemption price per share ($14,774 ÷ 297.44 shares)	$ 49.67

Maximum offering price per share (100/96.50 of $49.67)	$ 51.47

Class C: Net Asset Value and offering price per share ($270,005 ÷ 5,442.71 shares)A	$ 49.61

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($3,962,058 ÷ 79,813.06 shares)	$ 49.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,399 ÷ 551.93 shares)	$ 49.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 57,450

Expenses
Distribution and service plan fees	$ 2,450
Independent trustees' compensation	10
Total expenses before reductions	2,460
Expense reductions	(10)	2,450
Net investment income (loss)		55,000
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(23,045)
Capital gain distributions from underlying funds	15,030
Total net realized gain (loss)		(8,015)
Change in net unrealized appreciation (depreciation) on underlying funds		250,028
Net gain (loss)		242,013
Net increase (decrease) in net assets resulting from operations		$ 297,013

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,000	$ 14,472
Net realized gain (loss)	(8,015)	212
Change in net unrealized appreciation (depreciation)	250,028	65,683
Net increase (decrease) in net assets resulting from operations	297,013	80,367
Distributions to shareholders from net investment income	(54,641)	(14,213)
Distributions to shareholders from net realized gain	(10,723)	(1,857)
Total distributions	(65,364)	(16,070)
Share transactions - net increase (decrease)	2,153,245	1,233,775
Total increase (decrease) in net assets	2,384,894	1,298,072

Net Assets
Beginning of period	1,960,899	662,827
End of period (including undistributed net investment income of $793 and undistributed net investment income of $439, respectively)	$ 4,345,793	$ 1,960,899

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.791	.718	.978	1.034
Net realized and unrealized gain (loss)	5.066	4.180	(5.404)	(3.239)
Total from investment operations	5.857	4.898	(4.426)	(2.205)
Distributions from net investment income	(.801)	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.977)	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Total ReturnB,C,D	13.15%	12.08%	(9.22)%	(4.55)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.63%	1.63%	2.57%	2.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 66	$ 55	$ 95
Portfolio turnover rate	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.78	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.655	.603	.881	.920
Net realized and unrealized gain (loss)	5.076	4.182	(5.402)	(3.234)
Total from investment operations	5.731	4.785	(4.521)	(2.314)
Distributions from net investment income	(.665)	(.590)	(.909)	(.886)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.841)	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Total ReturnB,C,D	12.85%	11.79%	(9.45)%	(4.76)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.38%	1.37%	2.32%	2.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15	$ 45	$ 71	$ 95
Portfolio turnover rate	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.75	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.428	.385	.693	.682
Net realized and unrealized gain (loss)	5.060	4.185	(5.400)	(3.227)
Total from investment operations	5.488	4.570	(4.707)	(2.545)
Distributions from net investment income	(.452)	(.385)	(.713)	(.685)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.628)	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Total ReturnB,C,D	12.30%	11.26%	(9.91)%	(5.21)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.88%	.88%	1.82%	1.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 270	$ 186	$ 178	$ 297
Portfolio turnover rate	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.76	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.917	.821	1.101	1.117
Net realized and unrealized gain (loss)	5.062	4.178	(5.429)	(3.209)
Total from investment operations	5.979	4.999	(4.328)	(2.092)
Distributions from net investment income	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Total ReturnB,C	13.43%	12.34%	(8.99)%	(4.33)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.88%	1.88%	2.82%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,962	$ 1,628	$ 303	$ 653
Portfolio turnover rate	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.911	.825	1.074	1.149
Net realized and unrealized gain (loss)	5.058	4.184	(5.402)	(3.241)
Total from investment operations	5.969	5.009	(4.328)	(2.092)
Distributions from net investment income	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Total ReturnB,C	13.41%	12.36%	(8.99)%	(4.33)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.88%	1.88%	2.82%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 36	$ 55	$ 96
Portfolio turnover rate	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.5
Fidelity Disciplined Equity Fund	5.6	5.8
Fidelity Equity-Income Fund	5.6	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.2	9.2
Fidelity Series 100 Index Fund	6.9	6.9
Fidelity Series Broad Market Opportunities Fund	9.0	9.2
Fidelity Series Small Cap Opportunities Fund	3.6	3.7
	45.3	46.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.4	8.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.7	2.6
	5.3	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	17.0	16.7
	28.3	27.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.3	6.1
Fidelity Short-Term Bond Fund	6.4	6.0
	12.7	12.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.3%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	12.7%

Six months ago
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.1%

Expected
Domestic Equity Funds	45.6%
International Equity Funds	8.3%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.2%
Short-Term Funds	12.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 53.7%
	Shares	Value
Domestic Equity Funds - 45.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	4,677	$ 84,790
Fidelity Disciplined Equity Fund	3,823	89,010
Fidelity Equity-Income Fund	1,975	87,630
Fidelity Large Cap Core Enhanced Index Fund	16,216	145,455
Fidelity Series 100 Index Fund	12,043	108,985
Fidelity Series Broad Market Opportunities Fund	13,822	142,370
Fidelity Series Small Cap Opportunities Fund	5,068	56,868
TOTAL DOMESTIC EQUITY FUNDS		715,108
International Equity Funds - 8.4%
Fidelity Advisor International Discovery Fund Institutional Class	3,962	133,251
TOTAL EQUITY FUNDS (Cost $710,799)		848,359
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	4,260	40,772
Fidelity Strategic Income Fund	3,738	42,535
TOTAL HIGH YIELD FIXED-INCOME FUNDS		83,307

	Shares	Value
Investment Grade Fixed-Income Funds - 28.3%
Fidelity Government Income Fund	8,409	$ 89,804
Fidelity Strategic Real Return Fund	8,905	88,517
Fidelity Total Bond Fund	24,415	268,810
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		447,131
TOTAL FIXED-INCOME FUNDS (Cost $512,270)		530,438
Short-Term Funds - 12.7%

Fidelity Institutional Money Market Portfolio Institutional Class	99,673	99,673
Fidelity Short-Term Bond Fund	11,771	100,522
TOTAL SHORT-TERM FUNDS (Cost $199,272)		200,195
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,422,341)	1,578,992
NET OTHER ASSETS (LIABILITIES) - 0.0%	(76)
NET ASSETS - 100%	$ 1,578,916
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $160,350 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $1,422,341) - See accompanying schedule	$ 1,578,992

Liabilities
Distribution and service plan fees payable	76

Net Assets	$ 1,578,916
Net Assets consist of:
Paid in capital	$ 1,583,929
Undistributed net investment income	290
Accumulated undistributed net realized gain (loss) on investments	(161,954)
Net unrealized appreciation (depreciation) on investments	156,651
Net Assets	$ 1,578,916

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($213,829 ÷ 4,357.23 shares)	$ 49.07

Maximum offering price per share (100/94.25 of $49.07)	$ 52.06

Class T: Net Asset Value and redemption price per share ($26,761 ÷ 545.05 shares)	$ 49.10

Maximum offering price per share (100/96.50 of $49.10)	$ 50.88

Class C: Net Asset Value and offering price per share ($22,168 ÷ 451.28 shares)A	$ 49.12

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($1,297,438 ÷ 26,433.69 shares)	$ 49.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,720 ÷ 381.40 shares)	$ 49.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 40,022

Expenses
Distribution and service plan fees	$ 967
Independent trustees' compensation	7
Total expenses before reductions	974
Expense reductions	(7)	967
Net investment income (loss)		39,055
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	193,243
Capital gain distributions from underlying funds	11,771
Total net realized gain (loss)		205,014
Change in net unrealized appreciation (depreciation) on underlying funds		10,190
Net gain (loss)		215,204
Net increase (decrease) in net assets resulting from operations		$ 254,259

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,055	$ 18,688
Net realized gain (loss)	205,014	(147,241)
Change in net unrealized appreciation (depreciation)	10,190	292,353
Net increase (decrease) in net assets resulting from operations	254,259	163,800
Distributions to shareholders from net investment income	(39,246)	(18,690)
Distributions to shareholders from net realized gain	(8,488)	(2,138)
Total distributions	(47,734)	(20,828)
Share transactions - net increase (decrease)	(344,791)	(49,316)
Total increase (decrease) in net assets	(138,266)	93,656

Net Assets
Beginning of period	1,717,182	1,623,526
End of period (including undistributed net investment income of $290 and undistributed net investment income of $493, respectively)	$ 1,578,916	$ 1,717,182

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.796	.727	.930	1.019
Net realized and unrealized gain (loss)	5.086	4.154	(5.570)	(3.322)
Total from investment operations	5.882	4.881	(4.640)	(2.303)
Distributions from net investment income	(.812)	(.796)	(.960)	(.987)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.002)	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Total ReturnB,C,D	13.38%	12.19%	(9.66)%	(4.75)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.66%	1.67%	2.43%	2.27%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 214	$ 200	$ 183	$ 402
Portfolio turnover rate	45%	95%	82%	23%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.20	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.676	.620	.821	.918
Net realized and unrealized gain (loss)	5.107	4.147	(5.548)	(3.339)
Total from investment operations	5.783	4.767	(4.727)	(2.421)
Distributions from net investment income	(.693)	(.682)	(.863)	(.869)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.883)	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Total ReturnB,C,D	13.14%	11.90%	(9.88)%	(4.98)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.41%	1.43%	2.18%	2.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	45%	95%	82%	23%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.22	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.434	.403	.624	.690
Net realized and unrealized gain (loss)	5.102	4.143	(5.532)	(3.342)
Total from investment operations	5.536	4.546	(4.908)	(2.652)
Distributions from net investment income	(.446)	(.451)	(.662)	(.648)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.636)	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Total ReturnB,C,D	12.55%	11.33%	(10.32)%	(5.42)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.91%	.93%	1.68%	1.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22	$ 29	$ 46	$ 95
Portfolio turnover rate	45%	95%	82%	23%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.918	.832	1.014	1.122
Net realized and unrealized gain (loss)	5.095	4.147	(5.557)	(3.310)
Total from investment operations	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total ReturnB,C	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.91%	1.92%	2.68%	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,297	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	45%	95%	82%	23%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.904	.834	1.009	1.147
Net realized and unrealized gain (loss)	5.109	4.145	(5.552)	(3.335)
Total from investment operations	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total ReturnB,C	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.91%	1.92%	2.68%	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 61	$ 55	$ 96
Portfolio turnover rate	45%	95%	82%	23%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.6
Fidelity Disciplined Equity Fund	5.8	5.8
Fidelity Equity-Income Fund	5.7	5.9
Fidelity Large Cap Core Enhanced Index Fund	9.4	9.4
Fidelity Series 100 Index Fund	7.0	7.0
Fidelity Series Broad Market Opportunities Fund	9.2	9.4
Fidelity Series Small Cap Opportunities Fund	3.7	3.7
	46.3	46.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.4	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.8	2.7
	5.5	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.5
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.7	16.6
	27.8	27.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.5	5.3
Fidelity Short-Term Bond Fund	5.5	5.3
	11.0	10.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.3%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	11.0%

Six months ago
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.6%

Expected
Domestic Equity Funds	46.4%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 55.7%
	Shares	Value
Domestic Equity Funds - 46.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,828	$ 123,787
Fidelity Disciplined Equity Fund	5,540	128,972
Fidelity Equity-Income Fund	2,870	127,323
Fidelity Large Cap Core Enhanced Index Fund	23,376	209,683
Fidelity Series 100 Index Fund	17,425	157,695
Fidelity Series Broad Market Opportunities Fund	20,065	206,672
Fidelity Series Small Cap Opportunities Fund	7,304	81,955
TOTAL DOMESTIC EQUITY FUNDS		1,036,087
International Equity Funds - 9.4%
Fidelity Advisor International Discovery Fund Institutional Class	6,262	210,595
TOTAL EQUITY FUNDS (Cost $1,028,008)		1,246,682
Fixed-Income Funds - 33.3%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	6,338	60,652
Fidelity Strategic Income Fund	5,475	62,309
TOTAL HIGH YIELD FIXED-INCOME FUNDS		122,961

	Shares	Value
Investment Grade Fixed-Income Funds - 27.8%
Fidelity Government Income Fund	11,700	$ 124,954
Fidelity Strategic Real Return Fund	12,543	124,674
Fidelity Total Bond Fund	33,979	374,113
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		623,741
TOTAL FIXED-INCOME FUNDS (Cost $679,154)		746,702
Short-Term Funds - 11.0%

Fidelity Institutional Money Market Portfolio Institutional Class	123,107	123,107
Fidelity Short-Term Bond Fund	14,496	123,800
TOTAL SHORT-TERM FUNDS (Cost $243,107)		246,907
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,950,269)	2,240,291
NET OTHER ASSETS (LIABILITIES) - 0.0%	(33)
NET ASSETS - 100%	$ 2,240,258
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $106,484 of which $62,824 and $43,660 will expire in fiscal 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $1,950,269) - See accompanying schedule	$ 2,240,291

Liabilities
Distribution and service plan fees payable	33

Net Assets	$ 2,240,258
Net Assets consist of:
Paid in capital	$ 2,093,614
Undistributed net investment income	426
Accumulated undistributed net realized gain (loss) on investments	(143,804)
Net unrealized appreciation (depreciation) on investments	290,022
Net Assets	$ 2,240,258

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,223.1 ÷ 409.92 shares)	$ 49.33

Maximum offering price per share (100/94.25 of $49.33)	$ 52.34

Class T: Net Asset Value and redemption price per share ($26,613.4 ÷ 539.42 shares)	$ 49.34

Maximum offering price per share (100/96.50 of $49.34)	$ 51.13

Class C: Net Asset Value and offering price per share ($20,147.3 ÷ 408.12 shares)A	$ 49.37

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($2,066,283.9 ÷ 41,902.71 shares)	$ 49.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($106,990.6 ÷ 2,169.54 shares)	$ 49.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 38,012

Expenses
Distribution and service plan fees	$ 444
Independent trustees' compensation	7
Total expenses before reductions	451
Expense reductions	(7)	444
Net investment income (loss)		37,568
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,325)
Capital gain distributions from underlying funds	10,953
Total net realized gain (loss)		628
Change in net unrealized appreciation (depreciation) on underlying funds		213,839
Net gain (loss)		214,467
Net increase (decrease) in net assets resulting from operations		$ 252,035

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,568	$ 38,285
Net realized gain (loss)	628	(69,132)
Change in net unrealized appreciation (depreciation)	213,839	253,583
Net increase (decrease) in net assets resulting from operations	252,035	222,736
Distributions to shareholders from net investment income	(37,649)	(38,318)
Distributions to shareholders from net realized gain	(8,111)	(8,464)
Total distributions	(45,760)	(46,782)
Share transactions - net increase (decrease)	179,595	(216,059)
Total increase (decrease) in net assets	385,870	(40,105)

Net Assets
Beginning of period	1,854,388	1,894,493
End of period (including undistributed net investment income of $426 and undistributed net investment income of $518, respectively)	$ 2,240,258	$ 1,854,388

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.799	.753	.923	.994
Net realized and unrealized gain (loss)	5.233	4.174	(5.753)	(3.438)
Total from investment operations	6.032	4.927	(4.830)	(2.444)
Distributions from net investment income	(.772)	(.758)	(.890)	(.956)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.972)	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Total ReturnB,C,D	13.69%	12.29%	(10.20)%	(5.04)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.26%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.25%A
Expenses net of all reductions	.25%	.25%	.26%	.25%A
Net investment income (loss)	1.66%	1.73%	2.46%	2.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20	$ 27	$ 63	$ 138
Portfolio turnover rate	39%	22%	46%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.681	.645	.828	.875
Net realized and unrealized gain (loss)	5.247	4.175	(5.757)	(3.431)
Total from investment operations	5.928	4.820	(4.929)	(2.556)
Distributions from net investment income	(.658)	(.651)	(.791)	(.844)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.858)	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Total ReturnB,C,D	13.45%	12.01%	(10.44)%	(5.25)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.51%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.50%A
Expenses net of all reductions	.50%	.50%	.51%	.50%A
Net investment income (loss)	1.42%	1.48%	2.21%	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	39%	22%	46%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.30	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.439	.426	.631	.658
Net realized and unrealized gain (loss)	5.239	4.185	(5.740)	(3.448)
Total from investment operations	5.678	4.611	(5.109)	(2.790)
Distributions from net investment income	(.408)	(.422)	(.591)	(.620)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.608)	(.611)	(.981)	(.820)
Net asset value, end of period	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Total ReturnB,C,D	12.85%	11.47%	(10.88)%	(5.70)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.01%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.00%A
Net investment income (loss)	.91%	.98%	1.71%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20	$ 27	$ 41	$ 94
Portfolio turnover rate	39%	22%	46%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.26	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.921	.862	.988	1.090
Net realized and unrealized gain (loss)	5.227	4.183	(5.729)	(3.425)
Total from investment operations	6.148	5.045	(4.741)	(2.335)
Distributions from net investment income	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Total ReturnB,C	13.97%	12.59%	(9.98)%	(4.83)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.00%F	.00%F	.01%	.00%A,F
Expenses net of fee waivers, if any	.00%	.00%	.01%	.00%A
Expenses net of all reductions	.00%	.00%	.01%	.00%A
Net investment income (loss)	1.92%	1.98%	2.71%	2.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,066	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	39%	22%	46%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.26	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.922	.860	1.002	1.114
Net realized and unrealized gain (loss)	5.226	4.185	(5.753)	(3.439)
Total from investment operations	6.148	5.045	(4.751)	(2.325)
Distributions from net investment income	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Total ReturnB,C	13.97%	12.59%	(10.00)%	(4.81)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.00% F	.00% F	.01%	.00%A, F
Expenses net of fee waivers, if any	.00%	.00%	.01%	.00%A
Expenses net of all reductions	.00%	.00%	.01%	.00%A
Net investment income (loss)	1.92%	1.98%	2.71%	2.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 94	$ 108	$ 95
Portfolio turnover rate	39%	22%	46%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.7
Fidelity Disciplined Equity Fund	5.8	6.0
Fidelity Equity-Income Fund	5.8	6.0
Fidelity Large Cap Core Enhanced Index Fund	9.5	9.6
Fidelity Series 100 Index Fund	7.2	7.2
Fidelity Series Broad Market Opportunities Fund	9.4	9.5
Fidelity Series Small Cap Opportunities Fund	3.7	3.8
	47.0	47.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.3	10.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	2.9
Fidelity Strategic Income Fund	2.9	2.8
	5.8	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.3	16.0
	27.1	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.9	4.7
Fidelity Short-Term Bond Fund	4.9	4.7
	9.8	9.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	47.0%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	9.8%

Six months ago
Domestic Equity Funds	47.8%
International Equity Funds	10.4%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

Expected
Domestic Equity Funds	47.2%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 57.3%
	Shares	Value
Domestic Equity Funds - 47.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,279	$ 168,225
Fidelity Disciplined Equity Fund	7,538	175,492
Fidelity Equity-Income Fund	3,902	173,114
Fidelity Large Cap Core Enhanced Index Fund	31,736	284,669
Fidelity Series 100 Index Fund	23,697	214,461
Fidelity Series Broad Market Opportunities Fund	27,293	281,115
Fidelity Series Small Cap Opportunities Fund	9,947	111,604
TOTAL DOMESTIC EQUITY FUNDS		1,408,680
International Equity Funds - 10.3%
Fidelity Advisor International Discovery Fund Institutional Class	9,198	309,320
TOTAL EQUITY FUNDS (Cost $1,739,063)		1,718,000
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	8,916	85,326
Fidelity Strategic Income Fund	7,702	87,653
TOTAL HIGH YIELD FIXED-INCOME FUNDS		172,979

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund	15,232	$ 162,680
Fidelity Strategic Real Return Fund	16,331	162,335
Fidelity Total Bond Fund	44,194	486,575
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		811,590
TOTAL FIXED-INCOME FUNDS (Cost $961,707)		984,569
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Institutional Class	146,429	146,429
Fidelity Short-Term Bond Fund	17,244	147,265
TOTAL SHORT-TERM FUNDS (Cost $293,013)		293,694
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,993,783)	2,996,263
NET OTHER ASSETS (LIABILITIES) - 0.0%	(248)
NET ASSETS - 100%	$ 2,996,015
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $206,608 of which $19,968, $183,763 and $2,877 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $2,993,783) - See accompanying schedule		$ 2,996,263
Cash		75
Total assets		2,996,338

Liabilities
Payable for investments purchased	$ 6
Distribution and service plan fees payable	317
Total liabilities		323

Net Assets		$ 2,996,015
Net Assets consist of:
Paid in capital		$ 3,215,676
Undistributed net investment income		528
Accumulated undistributed net realized gain (loss) on investments		(222,669)
Net unrealized appreciation (depreciation) on investments		2,480
Net Assets		$ 2,996,015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,272 ÷ 639.31 shares)		$ 48.92

Maximum offering price per share (100/94.25 of $48.92)		$ 51.90

Class T: Net Asset Value and redemption price per share ($287,732 ÷ 5,884.83 shares)		$ 48.89

Maximum offering price per share (100/96.50 of $48.89)		$ 50.66

Class C: Net Asset Value and offering price per share ($215,963 ÷ 4,417.96 shares)A		$ 48.88

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($2,433,382 ÷ 49,755.66 shares)		$ 48.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,666 ÷ 565.71 shares)		$ 48.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 37,375

Expenses
Distribution and service plan fees	$ 2,913
Independent trustees' compensation	6
Total expenses before reductions	2,919
Expense reductions	(6)	2,913
Net investment income (loss)		34,462
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,103
Capital gain distributions from underlying funds	9,107
Total net realized gain (loss)		25,210
Change in net unrealized appreciation (depreciation) on underlying funds		122,897
Net gain (loss)		148,107
Net increase (decrease) in net assets resulting from operations		$ 182,569

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,462	$ 19,710
Net realized gain (loss)	25,210	(40,612)
Change in net unrealized appreciation (depreciation)	122,897	163,539
Net increase (decrease) in net assets resulting from operations	182,569	142,637
Distributions to shareholders from net investment income	(34,152)	(19,743)
Distributions to shareholders from net realized gain	(6,329)	(3,949)
Total distributions	(40,481)	(23,692)
Share transactions - net increase (decrease)	1,729,093	(128,803)
Total increase (decrease) in net assets	1,871,181	(9,858)

Net Assets
Beginning of period	1,124,834	1,134,692
End of period (including undistributed net investment income of $528 and undistributed net investment income of $253, respectively)	$ 2,996,015	$ 1,124,834

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.811	.748	.937	.951
Net realized and unrealized gain (loss)	5.306	4.178	(6.127)	(3.464)
Total from investment operations	6.117	4.926	(5.190)	(2.513)
Distributions from net investment income	(.771)	(.752)	(.940)	(.897)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.927)	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Total ReturnB,C,D	14.05%	12.46%	(10.72)%	(5.17)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.70%	1.74%	2.52%	2.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 40	$ 54	$ 95
Portfolio turnover rate	19%	26%	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.72	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.693	.639	.844	.823
Net realized and unrealized gain (loss)	5.287	4.183	(6.122)	(3.449)
Total from investment operations	5.980	4.822	(5.278)	(2.626)
Distributions from net investment income	(.654)	(.648)	(.852)	(.794)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.810)	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Total ReturnB,C,D	13.73%	12.19%	(10.93)%	(5.39)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.45%	1.49%	2.28%	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 288	$ 265	$ 265	$ 384
Portfolio turnover rate	19%	26%	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.74	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.454	.424	.655	.609
Net realized and unrealized gain (loss)	5.293	4.179	(6.114)	(3.465)
Total from investment operations	5.747	4.603	(5.459)	(2.856)
Distributions from net investment income	(.451)	(.429)	(.651)	(.564)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.607)	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Total ReturnB,C,D	13.17%	11.61%	(11.38)%	(5.82)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.95%	.99%	1.77%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 216	$ 119	$ 116	$ 94
Portfolio turnover rate	19%	26%	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.939	.854	1.034	1.043
Net realized and unrealized gain (loss)	5.291	4.183	(6.126)	(3.445)
Total from investment operations	6.230	5.037	(5.092)	(2.402)
Distributions from net investment income	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Total ReturnB,C	14.32%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.95%	1.99%	2.78%	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,433	$ 598	$ 632	$ 986
Portfolio turnover rate	19%	26%	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.929	.851	1.031	1.064
Net realized and unrealized gain (loss)	5.291	4.186	(6.123)	(3.466)
Total from investment operations	6.220	5.037	(5.092)	(2.402)
Distributions from net investment income	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Total ReturnB,C	14.30%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.95%	1.99%	2.78%	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 103	$ 67	$ 119
Portfolio turnover rate	19%	26%	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	5.9
Fidelity Disciplined Equity Fund	6.0	6.1
Fidelity Equity-Income Fund	5.9	6.1
Fidelity Large Cap Core Enhanced Index Fund	9.8	9.8
Fidelity Series 100 Index Fund	7.4	7.3
Fidelity Series Broad Market Opportunities Fund	9.6	9.8
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	48.3	48.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.3	11.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.1
Fidelity Strategic Income Fund	3.1	3.0
	6.1	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.2
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	16.0	15.8
	26.6	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.8	3.7
Fidelity Short-Term Bond Fund	3.9	3.6
	7.7	7.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	48.3%
International Equity Funds	11.3%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	7.7%

Six months ago
Domestic Equity Funds	48.9%
International Equity Funds	11.4%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	7.3%

Expected
Domestic Equity Funds	48.3%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	8.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 59.6%
	Shares	Value
Domestic Equity Funds - 48.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,118	$ 92,788
Fidelity Disciplined Equity Fund	4,153	96,677
Fidelity Equity-Income Fund	2,150	95,389
Fidelity Large Cap Core Enhanced Index Fund	17,538	157,316
Fidelity Series 100 Index Fund	13,075	118,326
Fidelity Series Broad Market Opportunities Fund	15,054	155,053
Fidelity Series Small Cap Opportunities Fund	5,489	61,591
TOTAL DOMESTIC EQUITY FUNDS		777,140
International Equity Funds - 11.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,379	180,901
TOTAL EQUITY FUNDS (Cost $762,757)		958,041
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	5,041	48,246
Fidelity Strategic Income Fund	4,364	49,666
TOTAL HIGH YIELD FIXED-INCOME FUNDS		97,912

	Shares	Value
Investment Grade Fixed-Income Funds - 26.6%
Fidelity Government Income Fund	8,023	$ 85,688
Fidelity Strategic Real Return Fund	8,598	85,464
Fidelity Total Bond Fund	23,309	256,630
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		427,782
TOTAL FIXED-INCOME FUNDS (Cost $476,587)		525,694
Short-Term Funds - 7.7%

Fidelity Institutional Money Market Portfolio Institutional Class	61,645	61,645
Fidelity Short-Term Bond Fund	7,264	62,037
TOTAL SHORT-TERM FUNDS (Cost $121,635)		123,682
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,360,979)	1,607,417
NET OTHER ASSETS (LIABILITIES) - 0.0%	(84)
NET ASSETS - 100%	$ 1,607,333
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $60,057 of which $11,570 and $48,487 will expire in fiscal 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2012 approximately $18,954 of losses recognized during the period November 1, 2010 to July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $1,360,979) - See accompanying schedule	$ 1,607,417
Cash	39
Total assets	1,607,456

Liabilities
Distribution and service plan fees payable	123

Net Assets	$ 1,607,333
Net Assets consist of:
Paid in capital	$ 1,455,086
Undistributed net investment income	293
Accumulated undistributed net realized gain (loss) on investments	(94,484)
Net unrealized appreciation (depreciation) on investments	246,438
Net Assets	$ 1,607,333

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,321 ÷ 712.14 shares)	$ 48.19

Maximum offering price per share (100/94.25 of $48.19)	$ 51.13

Class T: Net Asset Value and redemption price per share ($126,704 ÷ 2,629.50 shares)	$ 48.19

Maximum offering price per share (100/96.50 of $48.19)	$ 49.94

Class C: Net Asset Value and offering price per share ($72,462 ÷ 1,504.20 shares)A	$ 48.17

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,344,885 ÷ 27,907.21 shares)	$ 48.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,961 ÷ 601.00 shares)	$ 48.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 40,965

Expenses
Distribution and service plan fees	$ 1,096
Independent trustees' compensation	7
Total expenses before reductions	1,103
Expense reductions	(7)	1,096
Net investment income (loss)		39,869
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(24,408)
Capital gain distributions from underlying funds	13,137
Total net realized gain (loss)		(11,271)
Change in net unrealized appreciation (depreciation) on underlying funds		277,762
Net gain (loss)		266,491
Net increase (decrease) in net assets resulting from operations		$ 306,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,869	$ 44,672
Net realized gain (loss)	(11,271)	(45,293)
Change in net unrealized appreciation (depreciation)	277,762	254,403
Net increase (decrease) in net assets resulting from operations	306,360	253,782
Distributions to shareholders from net investment income	(40,181)	(44,437)
Distributions to shareholders from net realized gain	(9,861)	(9,084)
Total distributions	(50,042)	(53,521)
Share transactions - net increase (decrease)	(897,193)	597,064
Total increase (decrease) in net assets	(640,875)	797,325

Net Assets
Beginning of period	2,248,208	1,450,883
End of period (including undistributed net investment income of $293 and undistributed net investment income of $618, respectively)	$ 1,607,333	$ 2,248,208

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.01	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.858	.744	.856	.442
Net realized and unrealized gain (loss)	5.317	4.191	(6.093)	(4.811)
Total from investment operations	6.175	4.935	(5.237)	(4.369)
Distributions from net investment income	(.802)	(.710)	(.873)	(.371)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.995)	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Total ReturnB,C,D	14.43%	12.72%	(11.24)%	(8.76)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.82%	1.76%	2.44%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34	$ 32	$ 115	$ 91
Portfolio turnover rate	19%	23%	41%	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.01	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.736	.636	.791	.373
Net realized and unrealized gain (loss)	5.326	4.191	(6.111)	(4.809)
Total from investment operations	6.062	4.827	(5.320)	(4.436)
Distributions from net investment income	(.689)	(.612)	(.780)	(.304)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.882)	(.777)	(.980)	(.304)
Net asset value, end of period	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Total ReturnB,C,D	14.15%	12.43%	(11.45)%	(8.89)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.57%	1.50%	2.20%	1.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127	$ 37	$ 57	$ 91
Portfolio turnover rate	19%	23%	41%	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.98	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.505	.424	.611	.233
Net realized and unrealized gain (loss)	5.319	4.192	(6.107)	(4.812)
Total from investment operations	5.824	4.616	(5.496)	(4.579)
Distributions from net investment income	(.441)	(.421)	(.594)	(.181)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.634)	(.586)	(.794)	(.181)
Net asset value, end of period	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Total ReturnB,C,D	13.59%	11.87%	(11.89)%	(9.17)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.08%	1.01%	1.70%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 91	$ 57	$ 91
Portfolio turnover rate	19%	23%	41%	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.00	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.969	.849	.965	.502
Net realized and unrealized gain (loss)	5.332	4.187	(6.112)	(4.795)
Total from investment operations	6.301	5.036	(5.147)	(4.293)
Distributions from net investment income	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Total ReturnB,C	14.74%	12.99%	(11.02)%	(8.61)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.07%	2.01%	2.69%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,345	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	19%	23%	41%	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.00	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.973	.848	.974	.511
Net realized and unrealized gain (loss)	5.328	4.188	(6.111)	(4.814)
Total from investment operations	6.301	5.036	(5.137)	(4.303)
Distributions from net investment income	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Total ReturnB,C	14.74%	12.99%	(11.00)%	(8.63)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.07%	2.01%	2.69%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 38	$ 58	$ 91
Portfolio turnover rate	19%	23%	41%	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	6.0
Fidelity Disciplined Equity Fund	6.2	6.3
Fidelity Equity-Income Fund	6.1	6.3
Fidelity Large Cap Core Enhanced Index Fund	10.0	10.1
Fidelity Series 100 Index Fund	7.6	7.5
Fidelity Series Broad Market Opportunities Fund	9.9	10.1
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	49.6	50.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.4	12.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.2
Fidelity Strategic Income Fund	3.3	3.2
	6.5	6.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.2
Fidelity Strategic Real Return Fund	5.3	5.2
Fidelity Total Bond Fund	15.9	15.7
	26.5	26.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.5	2.3
Fidelity Short-Term Bond Fund	2.5	2.3
	5.0	4.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	49.6%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	5.0%

Six months ago
Domestic Equity Funds	50.3%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.6%

Expected
Domestic Equity Funds	49.6%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	5.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 62.0%
	Shares	Value
Domestic Equity Funds - 49.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,020	$ 127,280
Fidelity Disciplined Equity Fund	5,701	132,715
Fidelity Equity-Income Fund	2,950	130,883
Fidelity Large Cap Core Enhanced Index Fund	24,065	215,864
Fidelity Series 100 Index Fund	17,937	162,333
Fidelity Series Broad Market Opportunities Fund	20,636	212,552
Fidelity Series Small Cap Opportunities Fund	7,523	84,413
TOTAL DOMESTIC EQUITY FUNDS		1,066,040
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	7,906	265,877
TOTAL EQUITY FUNDS (Cost $1,197,286)		1,331,917
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	7,179	68,705
Fidelity Strategic Income Fund	6,211	70,685
TOTAL HIGH YIELD FIXED-INCOME FUNDS		139,390

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	10,696	$ 114,230
Fidelity Strategic Real Return Fund	11,457	113,878
Fidelity Total Bond Fund	31,110	342,525
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		570,633
TOTAL FIXED-INCOME FUNDS (Cost $678,608)		710,023
Short-Term Funds - 5.0%

Fidelity Institutional Money Market Portfolio Institutional Class	54,026	54,026
Fidelity Short-Term Bond Fund	6,366	54,367
TOTAL SHORT-TERM FUNDS (Cost $107,704)		108,393
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,983,598)	2,150,333
NET OTHER ASSETS (LIABILITIES) - 0.0%	(104)
NET ASSETS - 100%	$ 2,150,229
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $169,960 of which $763, $152,507 and $16,690 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $1,983,598) - See accompanying schedule		$ 2,150,333
Cash		39
Receivable for fund shares sold		1,283
Total assets		2,151,655

Liabilities
Payable for investments purchased	$ 1,284
Distribution and service plan fees payable	142
Total liabilities		1,426

Net Assets		$ 2,150,229
Net Assets consist of:
Paid in capital		$ 2,178,799
Undistributed net investment income		368
Accumulated undistributed net realized gain (loss) on investments		(195,673)
Net unrealized appreciation (depreciation) on investments		166,735
Net Assets		$ 2,150,229

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,688 ÷ 1,975.33 shares)		$ 48.44

Maximum offering price per share (100/94.25 of $48.44)		$ 51.40

Class T: Net Asset Value and redemption price per share ($130,505 ÷ 2,694.83 shares)		$ 48.43

Maximum offering price per share (100/96.50 of $48.43)		$ 50.19

Class C: Net Asset Value and offering price per share ($79,231 ÷ 1,636.47 shares)A		$ 48.42

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($1,796,972 ÷ 37,110.08 shares)		$ 48.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($47,833 ÷ 987.76 shares)		$ 48.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 36,024

Expenses
Distribution and service plan fees	$ 1,635
Independent trustees' compensation	7
Total expenses before reductions	1,642
Expense reductions	(7)	1,635
Net investment income (loss)		34,389
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	69,601
Capital gain distributions from underlying funds	9,917
Total net realized gain (loss)		79,518
Change in net unrealized appreciation (depreciation) on underlying funds		119,745
Net gain (loss)		199,263
Net increase (decrease) in net assets resulting from operations		$ 233,652

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,389	$ 23,376
Net realized gain (loss)	79,518	(127,348)
Change in net unrealized appreciation (depreciation)	119,745	184,622
Net increase (decrease) in net assets resulting from operations	233,652	80,650
Distributions to shareholders from net investment income	(34,374)	(23,219)
Distributions to shareholders from net realized gain	(7,263)	(2,847)
Total distributions	(41,637)	(26,066)
Share transactions - net increase (decrease)	390,065	856,629
Total increase (decrease) in net assets	582,080	911,213

Net Assets
Beginning of period	1,568,149	656,936
End of period (including undistributed net investment income of $368 and undistributed net investment income of $385, respectively)	$ 2,150,229	$ 1,568,149

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.789	.722	.933	.442
Net realized and unrealized gain (loss)	5.608	4.298	(6.238)	(4.814)
Total from investment operations	6.397	5.020	(5.305)	(4.372)
Distributions from net investment income	(.805)	(.710)	(.885)	(.398)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.997)	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Total ReturnB,C,D	14.94%	12.97%	(11.41)%	(8.77)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.67%	1.70%	2.60%	1.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 34	$ 57	$ 91
Portfolio turnover rate	75%	129%	50%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.672	.616	.836	.371
Net realized and unrealized gain (loss)	5.604	4.301	(6.227)	(4.809)
Total from investment operations	6.276	4.917	(5.391)	(4.438)
Distributions from net investment income	(.704)	(.607)	(.789)	(.332)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.896)	(.707)	(.999)	(.332)
Net asset value, end of period	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Total ReturnB,C,D	14.64%	12.69%	(11.62)%	(8.90)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.42%	1.45%	2.35%	1.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 111	$ 102	$ 132
Portfolio turnover rate	75%	129%	50%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.435	.402	.664	.234
Net realized and unrealized gain (loss)	5.609	4.305	(6.229)	(4.816)
Total from investment operations	6.044	4.707	(5.565)	(4.582)
Distributions from net investment income	(.482)	(.397)	(.605)	(.198)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.674)	(.497)	(.815)	(.198)
Net asset value, end of period	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Total ReturnB,C,D	14.08%	12.13%	(12.06)%	(9.18)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.93%	.95%	1.85%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 99	$ 57	$ 91
Portfolio turnover rate	75%	129%	50%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.910	.833	1.015	.504
Net realized and unrealized gain (loss)	5.602	4.297	(6.231)	(4.810)
Total from investment operations	6.512	5.130	(5.216)	(4.306)
Distributions from net investment income	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Total ReturnB,C	15.21%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.93%	1.96%	2.85%	1.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,797	$ 1,262	$ 384	$ 598
Portfolio turnover rate	75%	129%	50%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.906	.828	1.022	.512
Net realized and unrealized gain (loss)	5.616	4.302	(6.238)	(4.818)
Total from investment operations	6.522	5.130	(5.216)	(4.306)
Distributions from net investment income	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Total ReturnB,C	15.24%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.93%	1.96%	2.85%	1.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48	$ 62	$ 57	$ 91
Portfolio turnover rate	75%	129%	50%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.1
Fidelity Disciplined Equity Fund	6.3	6.4
Fidelity Equity-Income Fund	6.2	6.4
Fidelity Large Cap Core Enhanced Index Fund	10.3	10.2
Fidelity Series 100 Index Fund	7.7	7.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.3
Fidelity Series Small Cap Opportunities Fund	4.0	4.1
	50.7	51.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.8	12.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.3
Fidelity Strategic Income Fund	3.4	3.4
	6.7	6.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.2
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.8	15.6
	26.3	26.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.7	1.7
Fidelity Short-Term Bond Fund	1.8	1.6
	3.5	3.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.7%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.5%

Six months ago
Domestic Equity Funds	51.2%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.3%

Expected
Domestic Equity Funds	50.8%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 63.5%
	Shares	Value
Domestic Equity Funds - 50.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	18,843	$ 341,629
Fidelity Disciplined Equity Fund	15,278	355,681
Fidelity Equity-Income Fund	7,911	350,917
Fidelity Large Cap Core Enhanced Index Fund	64,446	578,082
Fidelity Series 100 Index Fund	48,029	434,666
Fidelity Series Broad Market Opportunities Fund	55,337	569,967
Fidelity Series Small Cap Opportunities Fund	20,139	225,955
TOTAL DOMESTIC EQUITY FUNDS		2,856,897
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	21,321	717,015
TOTAL EQUITY FUNDS (Cost $3,179,587)		3,573,912
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	19,642	187,976
Fidelity Strategic Income Fund	17,004	193,500
TOTAL HIGH YIELD FIXED-INCOME FUNDS		381,476

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	27,780	$ 296,692
Fidelity Strategic Real Return Fund	29,764	295,859
Fidelity Total Bond Fund	80,599	887,400
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,479,951
TOTAL FIXED-INCOME FUNDS (Cost $1,738,420)		1,861,427
Short-Term Funds - 3.5%

Fidelity Institutional Money Market Portfolio Institutional Class	98,196	98,196
Fidelity Short-Term Bond Fund	11,572	98,828
TOTAL SHORT-TERM FUNDS (Cost $195,233)		197,024
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,113,240)	5,632,363
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100%	$ 5,632,365
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $51,392 of which $2,106, $15,348 and $33,938 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $5,113,240) - See accompanying schedule		$ 5,632,363
Cash		40
Receivable for fund shares sold		3,001
Total assets		5,635,404

Liabilities
Payable for investments purchased	$ 2,996
Distribution and service plan fees payable	43
Total liabilities		3,039

Net Assets		$ 5,632,365
Net Assets consist of:
Paid in capital		$ 5,219,431
Undistributed net investment income		1,108
Accumulated undistributed net realized gain (loss) on investments		(107,297)
Net unrealized appreciation (depreciation) on investments		519,123
Net Assets		$ 5,632,365

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,593 ÷ 465.62 shares)		$ 48.52

Maximum offering price per share (100/94.25 of $48.52)		$ 51.48

Class T: Net Asset Value and redemption price per share ($28,600 ÷ 589.33 shares)		$ 48.53

Maximum offering price per share (100/96.50 of $48.53)		$ 50.29

Class C: Net Asset Value and offering price per share ($28,082 ÷ 578.73 shares)A		$ 48.52

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($5,523,957 ÷ 113,874.34 shares)		$ 48.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,133 ÷ 600.60 shares)		$ 48.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 84,817

Expenses
Distribution and service plan fees	$ 560
Independent trustees' compensation	16
Total expenses before reductions	576
Expense reductions	(16)	560
Net investment income (loss)		84,257
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(38,325)
Capital gain distributions from underlying funds	21,921
Total net realized gain (loss)		(16,404)
Change in net unrealized appreciation (depreciation) on underlying funds		478,706
Net gain (loss)		462,302
Net increase (decrease) in net assets resulting from operations		$ 546,559

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,257	$ 58,360
Net realized gain (loss)	(16,404)	(3,503)
Change in net unrealized appreciation (depreciation)	478,706	231,761
Net increase (decrease) in net assets resulting from operations	546,559	286,618
Distributions to shareholders from net investment income	(84,042)	(57,943)
Distributions to shareholders from net realized gain	(15,604)	(7,508)
Total distributions	(99,646)	(65,451)
Share transactions - net increase (decrease)	1,650,368	1,660,037
Total increase (decrease) in net assets	2,097,281	1,881,204

Net Assets
Beginning of period	3,535,084	1,653,880
End of period (including undistributed net investment income of $1,108 and undistributed net investment income of $933, respectively)	$ 5,632,365	$ 3,535,084

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.757	.747	.819	.425
Net realized and unrealized gain (loss)	5.719	4.285	(6.123)	(4.836)
Total from investment operations	6.476	5.032	(5.304)	(4.411)
Distributions from net investment income	(.801)	(.717)	(.866)	(.389)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.996)	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Total ReturnB,C,D	15.12%	13.00%	(11.40)%	(8.85)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.61%	1.77%	2.32%	1.57%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 29	$ 88	$ 91
Portfolio turnover rate	15%	20%	37%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.637	.642	.739	.365
Net realized and unrealized gain (loss)	5.727	4.281	(6.128)	(4.852)
Total from investment operations	6.364	4.923	(5.389)	(4.487)
Distributions from net investment income	(.679)	(.608)	(.771)	(.323)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.874)	(.713)	(.971)	(.323)
Net asset value, end of period	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Total ReturnB,C,D	14.85%	12.71%	(11.62)%	(9.00)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.35%	1.52%	2.07%	1.32%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 37	$ 57	$ 91
Portfolio turnover rate	15%	20%	37%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.402	.430	.560	.226
Net realized and unrealized gain (loss)	5.719	4.275	(6.123)	(4.846)
Total from investment operations	6.121	4.705	(5.563)	(4.620)
Distributions from net investment income	(.456)	(.390)	(.587)	(.190)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.651)	(.495)	(.787)	(.190)
Net asset value, end of period	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Total ReturnB,C,D	14.26%	12.12%	(12.05)%	(9.25)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.85%	1.02%	1.57%	.82%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 37	$ 56	$ 91
Portfolio turnover rate	15%	20%	37%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.880	.857	.900	.496
Net realized and unrealized gain (loss)	5.719	4.279	(6.114)	(4.840)
Total from investment operations	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total ReturnB,C	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.86%	2.02%	2.57%	1.82%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,524	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	15%	20%	37%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.874	.855	.918	.504
Net realized and unrealized gain (loss)	5.725	4.281	(6.132)	(4.848)
Total from investment operations	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total ReturnB,C	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.86%	2.02%	2.57%	1.82%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 38	$ 57	$ 91
Portfolio turnover rate	15%	20%	37%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2011

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2011, each Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 9,508,174	$ 578,985	$ (80,291)	$ 498,694
Fidelity Income Replacement 2018 Fund	5,185,322	210,196	(110,354)	99,842
Fidelity Income Replacement 2020 Fund	3,682,885	320,678	(31,825)	288,853
Fidelity Income Replacement 2022 Fund	3,438,681	84,225	(126,856)	(42,631)
Fidelity Income Replacement 2024 Fund	1,803,498	118,451	(31,414)	87,037
Fidelity Income Replacement 2026 Fund	2,096,463	64,069	(44,127)	19,942
Fidelity Income Replacement 2028 Fund	5,868,593	378,957	(124,718)	254,239
Fidelity Income Replacement 2030 Fund	4,203,705	206,049	(63,710)	142,339
Fidelity Income Replacement 2032 Fund	1,423,946	160,342	(5,296)	155,046
Fidelity Income Replacement 2034 Fund	1,987,588	258,796	(6,093)	252,703
Fidelity Income Replacement 2036 Fund	3,009,844	71,104	(84,685)	(13,581)
Fidelity Income Replacement 2038 Fund	1,376,453	234,451	(3,487)	230,964
Fidelity Income Replacement 2040 Fund	2,005,007	161,128	(15,802)	145,326
Fidelity Income Replacement 2042 Fund	5,169,147	536,316	(73,100)	463,216

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 2,169	$ (373,492)	$ 498,694
Fidelity Income Replacement 2018 Fund	1,141	(571,622)	99,842
Fidelity Income Replacement 2020 Fund	855	(144,422)	288,853
Fidelity Income Replacement 2022 Fund	761	(619,540)	(42,631)
Fidelity Income Replacement 2024 Fund	362	(134,792)	87,037
Fidelity Income Replacement 2026 Fund	405	(233,577)	19,942
Fidelity Income Replacement 2028 Fund	1,283	(600,001)	254,239
Fidelity Income Replacement 2030 Fund	793	(119,726)	142,339
Fidelity Income Replacement 2032 Fund	290	(160,350)	155,046
Fidelity Income Replacement 2034 Fund	426	(106,484)	252,703
Fidelity Income Replacement 2036 Fund	528	(206,608)	(13,581)
Fidelity Income Replacement 2038 Fund	293	(60,057)	230,964
Fidelity Income Replacement 2040 Fund	368	(169,960)	145,326
Fidelity Income Replacement 2042 Fund	1,108	(51,392)	463,216

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be July 31, 2012.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

July 31, 2011	Ordinary Income
Fidelity Income Replacement 2016 Fund	$ 253,172
Fidelity Income Replacement 2018 Fund	135,712
Fidelity Income Replacement 2020 Fund	88,505
Fidelity Income Replacement 2022 Fund	70,615
Fidelity Income Replacement 2024 Fund	36,771
Fidelity Income Replacement 2026 Fund	28,540
Fidelity Income Replacement 2028 Fund	142,480
Fidelity Income Replacement 2030 Fund	65,364
Fidelity Income Replacement 2032 Fund	47,734
Fidelity Income Replacement 2034 Fund	45,760
Fidelity Income Replacement 2036 Fund	40,481
Fidelity Income Replacement 2038 Fund	50,042
Fidelity Income Replacement 2040 Fund	41,637
Fidelity Income Replacement 2042 Fund	99,646
July 31, 2010
Fidelity Income Replacement 2016 Fund	216,155
Fidelity Income Replacement 2018 Fund	117,493
Fidelity Income Replacement 2020 Fund	65,924
Fidelity Income Replacement 2022 Fund	76,907
Fidelity Income Replacement 2024 Fund	35,066
Fidelity Income Replacement 2026 Fund	15,476
Fidelity Income Replacement 2028 Fund	148,030
Fidelity Income Replacement 2030 Fund	16,070
Fidelity Income Replacement 2032 Fund	20,828
Fidelity Income Replacement 2034 Fund	46,782
Fidelity Income Replacement 2036 Fund	23,692
Fidelity Income Replacement 2038 Fund	53,521
Fidelity Income Replacement 2040 Fund	26,066
Fidelity Income Replacement 2042 Fund	65,451

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	3,411,699	5,113,582
Fidelity Income Replacement 2018 Fund	2,212,548	2,768,533
Fidelity Income Replacement 2020 Fund	2,254,449	1,884,536
Fidelity Income Replacement 2022 Fund	1,483,843	896,535
Fidelity Income Replacement 2024 Fund	654,679	445,200
Fidelity Income Replacement 2026 Fund	1,385,169	367,772
Fidelity Income Replacement 2028 Fund	1,086,293	1,727,078
Fidelity Income Replacement 2030 Fund	2,895,282	737,307
Fidelity Income Replacement 2032 Fund	913,151	1,254,850
Fidelity Income Replacement 2034 Fund	950,303	767,953
Fidelity Income Replacement 2036 Fund	2,093,941	361,646
Fidelity Income Replacement 2038 Fund	365,232	1,259,437
Fidelity Income Replacement 2040 Fund	1,775,854	1,383,111
Fidelity Income Replacement 2042 Fund	2,357,514	700,626

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,200	$ 7
Class T	.25%	.25%	2,994	6
Class C	.75%	.25%	11,323	622
			$ 19,517	$ 635
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 2,705	$ 30
Class T	.25%	.25%	410	8
Class C	.75%	.25%	2,027	371
			$ 5,142	$ 409
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,503	$ 520
Class T	.25%	.25%	802	4
Class C	.75%	.25%	2,815	136
			$ 5,120	$ 660
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 158	$ 4
Class T	.25%	.25%	298	12
Class C	.75%	.25%	380	139
			$ 836	$ 155
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 624	$ 13
Class T	.25%	.25%	235	161
Class C	.75%	.25%	1,698	42
			$ 2,557	$ 216
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 135	$ 28
Class T	.25%	.25%	628	28
Class C	.75%	.25%	1,841	88
			$ 2,604	$ 144
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 847	$ 26
Class T	.25%	.25%	700	4
Class C	.75%	.25%	522	1
			$ 2,069	$ 31
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 167	$ 34
Class T	.25%	.25%	96	56
Class C	.75%	.25%	2,187	418
			$ 2,450	$ 508
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 556	$ 13
Class T	.25%	.25%	152	152
Class C	.75%	.25%	259	259
			$ 967	$ 424

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2034 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 59	$ 59
Class T	.25%	.25%	150	150
Class C	.75%	.25%	235	235
			$ 444	$ 444
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 89	$ 72
Class T	.25%	.25%	1,458	28
Class C	.75%	.25%	1,366	151
			$ 2,913	$ 251
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 83	$ 4
Class T	.25%	.25%	214	166
Class C	.75%	.25%	799	606
			$ 1,096	$ 776
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 133	$ 74
Class T	.25%	.25%	626	30
Class C	.75%	.25%	876	688
			$ 1,635	$ 792
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 65	$ 30
Class T	.25%	.25%	167	167
Class C	.75%	.25%	328	328
			$ 560	$ 525

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 257
Class C*	9
266
Fidelity Income Replacement 2018 Fund
Class A	$ 563
Fidelity Income Replacement 2020 Fund
Class A	$ 2
Fidelity Income Replacement 2022 Fund
Class A	$ 215
Fidelity Income Replacement 2026 Fund
Class A	$ 622
Class T	9
$ 631
Fidelity Income Replacement 2030 Fund
Class A	$ 212
Class C*	3
$ 215

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Income Replacement 2036 Fund	Retained by FDC
Class T	$ 3
Class C*	4
$ 7
Fidelity Income Replacement 2040 Fund
Class A	$ 441

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser*
Fidelity Income Replacement 2016 Fund	40
Fidelity Income Replacement 2018 Fund	21
Fidelity Income Replacement 2020 Fund	14
Fidelity Income Replacement 2022 Fund	11
Fidelity Income Replacement 2024 Fund	6
Fidelity Income Replacement 2026 Fund	5
Fidelity Income Replacement 2028 Fund	23
Fidelity Income Replacement 2030 Fund	10
Fidelity Income Replacement 2032 Fund	7
Fidelity Income Replacement 2034 Fund	7
Fidelity Income Replacement 2036 Fund	6
Fidelity Income Replacement 2038 Fund	7
Fidelity Income Replacement 2040 Fund	7
Fidelity Income Replacement 2042 Fund	16

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2011	2010
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 34,923	$ 44,617
Class T	8,720	10,060
Class C	10,052	12,552
Income Replacement 2016	138,777	120,802
Institutional Class	1,953	2,291
Total	$ 194,425	$ 190,322
From net realized gain
Class A	$ 11,231	$ 6,094
Class T	3,381	1,771
Class C	6,082	3,226
Income Replacement 2016	37,507	14,426
Institutional Class	546	316
Total	$ 58,747	$ 25,833

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2011	2010
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 18,636	$ 17,039
Class T	1,201	1,142
Class C	1,971	1,710
Income Replacement 2018	78,313	76,857
Institutional Class	6,785	7,202
Total	$ 106,906	$ 103,950
From net realized gain
Class A	$ 5,977	$ 2,282
Class T	252	200
Class C	980	353
Income Replacement 2018	19,822	9,798
Institutional Class	1,775	910
Total	$ 28,806	$ 13,543
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 10,048	$ 11,250
Class T	2,330	2,566
Class C	2,700	2,829
Income Replacement 2020	55,571	39,529
Institutional Class	898	2,036
Total	$ 71,547	$ 58,210
From net realized gain
Class A	$ 2,797	$ 1,618
Class T	638	468
Class C	1,402	667
Income Replacement 2020	11,887	4,645
Institutional Class	234	316
Total	$ 16,958	$ 7,714
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 1,130	$ 760
Class T	862	1,377
Class C	326	583
Income Replacement 2022	55,484	52,195
Institutional Class	83	2,258
Total	$ 57,885	$ 57,173
From net realized gain
Class A	$ 313	$ 290
Class T	343	657
Class C	169	426
Income Replacement 2022	11,885	17,200
Institutional Class	20	1,161
Total	$ 12,730	$ 19,734
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 4,200	$ 5,225
Class T	640	1,024
Class C	1,582	1,614
Income Replacement 2024	22,670	22,024
Institutional Class	601	946
Total	$ 29,693	$ 30,833

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2011	2010
From net realized gain
Class A	$ 1,169	$ 733
Class T	211	173
Class C	755	389
Income Replacement 2024	4,799	2,820
Institutional Class	144	118
Total	$ 7,078	$ 4,233
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 847	$ 1,002
Class T	1,742	1,567
Class C	1,651	1,940
Income Replacement 2026	19,092	8,207
Institutional Class	582	937
Total	$ 23,914	$ 13,653
From net realized gain
Class A	$ 163	$ 145
Class T	515	294
Class C	762	484
Income Replacement 2026	3,053	782
Institutional Class	133	118
Total	$ 4,626	$ 1,823
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 5,819	$ 6,274
Class T	1,766	5,032
Class C	483	669
Income Replacement 2028	108,055	118,159
Institutional Class	594	931
Total	$ 116,717	$ 131,065
From net realized gain
Class A	$ 1,624	$ 885
Class T	551	821
Class C	224	172
Income Replacement 2028	23,226	14,970
Institutional Class	138	117
Total	$ 25,763	$ 16,965
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,034	$ 944
Class T	193	802
Class C	2,028	1,647
Income Replacement 2030	50,801	9,950
Institutional Class	585	870
Total	$ 54,641	$ 14,213
From net realized gain
Class A	$ 210	$ 112
Class T	35	143
Class C	777	448
Income Replacement 2030	9,584	1,042
Institutional Class	117	112
Total	$ 10,723	$ 1,857

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2011	2010
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,720	$ 3,578
Class T	432	726
Class C	229	409
Income Replacement 2032	33,843	12,987
Institutional Class	1,022	990
Total	$ 39,246	$ 18,690
From net realized gain
Class A	$ 874	$ 469
Class T	125	112
Class C	104	93
Income Replacement 2032	7,076	1,351
Institutional Class	309	113
Total	$ 8,488	$ 2,138
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 364	$ 592
Class T	408	675
Class C	191	337
Income Replacement 2034	34,754	34,804
Institutional Class	1,932	1,910
Total	$ 37,649	$ 38,318
From net realized gain
Class A	$ 99	$ 165
Class T	130	218
Class C	99	166
Income Replacement 2034	7,355	7,479
Institutional Class	428	436
Total	$ 8,111	$ 8,464
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 555	$ 811
Class T	3,944	4,274
Class C	1,241	1,320
Income Replacement 2036	26,829	12,138
Institutional Class	1,583	1,200
Total	$ 34,152	$ 19,743
From net realized gain
Class A	$ 116	$ 162
Class T	928	958
Class C	398	467
Income Replacement 2036	4,588	2,158
Institutional Class	299	204
Total	$ 6,329	$ 3,949
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 565	$ 1,542
Class T	664	689
Class C	725	569
Income Replacement 2038	37,593	40,695
Institutional Class	634	942
Total	$ 40,181	$ 44,437

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2011	2010
From net realized gain
Class A	$ 135	$ 413
Class T	137	207
Class C	333	205
Income Replacement 2038	9,117	8,050
Institutional Class	139	209
Total	$ 9,861	$ 9,084
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 1,176	$ 1,022
Class T	1,854	1,586
Class C	859	487
Income Replacement 2040	29,421	18,680
Institutional Class	1,064	1,444
Total	$ 34,374	$ 23,219
From net realized gain
Class A	$ 360	$ 174
Class T	502	273
Class C	361	112
Income Replacement 2040	5,813	2,099
Institutional Class	227	189
Total	$ 7,263	$ 2,847
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 425	$1,305
Class T	459	687
Class C	302	442
Income Replacement 2042	82,219	54,565
Institutional Class	637	944
Total	$ 84,042	$ 57,943
From net realized gain
Class A	$ 108	$ 247
Class T	138	121
Class C	136	120
Income Replacement 2042	15,082	6,898
Institutional Class	140	122
Total	$ 15,604	$ 7,508

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	1,492	10,966	$ 72,585	$ 505,595
Reinvestment of distributions	780	904	38,177	41,700
Shares redeemed	(15,236)	(22,378)	(747,263)	(1,033,263)
Net increase (decrease)	(12,964)	(10,508)	$ (636,501)	$ (485,968)
Class T
Shares sold	-	6,546	$ -	$ 302,409
Reinvestment of distributions	201	199	9,845	9,206
Shares redeemed	(3,144)	(4,625)	(154,952)	(215,246)
Net increase (decrease)	(2,943)	2,120	$ (145,107)	$ 96,369

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Class C
Shares sold	2,527	3,920	$ 125,000	$ 176,110
Reinvestment of distributions	238	252	11,623	11,639
Shares redeemed	(10,384)	(8,175)	(518,601)	(376,188)
Net increase (decrease)	(7,619)	(4,003)	$ (381,978)	$ (188,439)
Income Replacement 2016
Shares sold	39,876	78,978	$ 1,956,078	$ 3,659,239
Reinvestment of distributions	1,346	721	66,013	33,372
Shares redeemed	(50,919)	(40,547)	(2,509,419)	(1,866,323)
Net increase (decrease)	(9,697)	39,152	$ (487,328)	$ 1,826,288
Institutional Class
Shares sold	841	751	$ 41,400	$ 34,781
Reinvestment of distributions	8	15	403	690
Shares redeemed	(2,264)	(975)	(113,147)	(44,681)
Net increase (decrease)	(1,415)	(209)	$ (71,344)	$ (9,210)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	1,564	6,590	$ 72,093	$ 305,640
Reinvestment of distributions	230	248	11,233	11,354
Shares redeemed	(10,781)	(1,601)	(535,725)	(73,103)
Net increase (decrease)	(8,987)	5,237	$ (452,399)	$ 243,891
Class T
Shares sold	2,045	-	$ 102,042	$ -
Reinvestment of distributions	14	21	665	968
Shares redeemed	(207)	(1,030)	(10,225)	(46,978)
Net increase (decrease)	1,852	(1,009)	$ 92,482	$ (46,010)
Class C
Shares sold	697	1,627	$ 35,000	$ 75,000
Reinvestment of distributions	46	26	2,243	1,209
Shares redeemed	(541)	(373)	(26,508)	(17,000)
Net increase (decrease)	202	1,280	$ 10,735	$ 59,209
Income Replacement 2018
Shares sold	27,556	11,957	$ 1,335,152	$ 541,219
Reinvestment of distributions	432	258	21,162	11,837
Shares redeemed	(30,915)	(13,199)	(1,518,106)	(594,109)
Net increase (decrease)	(2,927)	(984)	$ (161,792)	$ (41,053)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	8	294	361
Shares redeemed	(1,111)	(100)	(54,894)	(4,500)
Net increase (decrease)	(1,105)	(92)	$ (54,600)	$ (4,139)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	5	4,988	$ 266	$ 223,504
Reinvestment of distributions	193	166	9,448	7,568
Shares redeemed	(4,655)	(3,855)	(230,357)	(179,660)
Net increase (decrease)	(4,457)	1,299	$ (220,643)	$ 51,412
Class T
Shares sold	1,002	1,680	$ 50,063	$ 80,000
Reinvestment of distributions	56	67	2,725	3,033
Shares redeemed	(41)	(2,893)	(2,073)	(131,000)
Net increase (decrease)	1,017	(1,146)	$ 50,715	$ (47,967)
Class C
Shares sold	-	1,102	$ -	$ 49,985
Reinvestment of distributions	59	67	2,866	3,032
Shares redeemed	(1,882)	-	(93,646)	-
Net increase (decrease)	(1,823)	1,169	$ (90,780)	$ 53,017

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Income Replacement 2020
Shares sold	36,410	20,661	$ 1,796,170	$ 932,116
Reinvestment of distributions	417	202	20,472	9,173
Shares redeemed	(23,522)	(10,998)	(1,171,587)	(493,006)
Net increase (decrease)	13,305	9,865	$ 645,055	$ 448,283
Institutional Class
Shares sold	397	996	$ 20,000	$ 45,000
Reinvestment of distributions	23	25	1,132	1,133
Shares redeemed	(833)	(2,202)	(41,702)	(99,518)
Net increase (decrease)	(413)	(1,181)	$ (20,570)	$ (53,385)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	567	-	$ 27,240	$ -
Reinvestment of distributions	15	8	735	338
Shares redeemed	(67)	(2,006)	(3,203)	(84,777)
Net increase (decrease)	515	(1,998)	$ 24,772	$ (84,439)
Class T
Shares sold	-	1,105	$ -	$ 48,498
Reinvestment of distributions	15	31	718	1,374
Shares redeemed	(1,248)	(2,115)	(61,978)	(94,162)
Net increase (decrease)	(1,233)	(979)	$ (61,260)	$ (44,290)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	14	172	640
Shares redeemed	(319)	(699)	(15,279)	(31,230)
Net increase (decrease)	(315)	(685)	$ (15,107)	$ (30,590)
Income Replacement 2022
Shares sold	23,188	9,043	$ 1,142,442	$ 391,098
Reinvestment of distributions	293	462	14,318	20,398
Shares redeemed	(10,448)	(13,142)	(520,826)	(587,330)
Net increase (decrease)	13,033	(3,637)	$ 635,934	$ (175,834)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	2	4	103	166
Shares redeemed	(37)	(3,867)	(1,783)	(173,132)
Net increase (decrease)	(35)	(3,863)	$ (1,680)	$ (172,966)
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	117	-	$ 5,864	$ -
Reinvestment of distributions	86	108	4,191	4,833
Shares redeemed	(2,180)	(1,295)	(108,524)	(57,768)
Net increase (decrease)	(1,977)	(1,187)	$ (98,469)	$ (52,935)
Class T
Shares sold	-	295	$ -	$ 13,015
Reinvestment of distributions	17	27	851	1,197
Shares redeemed	(392)	(804)	(18,805)	(35,887)
Net increase (decrease)	(375)	(482)	$ (17,954)	$ (21,675)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	19	922	835
Shares redeemed	(74)	(71)	(3,621)	(2,945)
Net increase (decrease)	(55)	(52)	$ (2,699)	$ (2,110)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Income Replacement 2024
Shares sold	9,431	9,741	$ 469,295	$ 422,106
Reinvestment of distributions	156	143	7,661	6,430
Shares redeemed	(2,819)	(5,344)	(138,862)	(239,126)
Net increase (decrease)	6,768	4,540	$ 338,094	$ 189,410
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	24	745	1,064
Shares redeemed	(268)	(580)	(12,871)	(25,832)
Net increase (decrease)	(253)	(556)	$ (12,126)	$ (24,768)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	1,608	-	$ 79,966	$ -
Reinvestment of distributions	16	26	777	1,147
Shares redeemed	(434)	(713)	(20,829)	(31,427)
Net increase (decrease)	1,190	(687)	$ 59,914	$ (30,280)
Class T
Shares sold	187	2,332	$ 8,556	$ 103,846
Reinvestment of distributions	38	39	1,819	1,739
Shares redeemed	(172)	(1,146)	(7,742)	(50,896)
Net increase (decrease)	53	1,225	$ 2,633	$ 54,689
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	50	55	2,413	2,424
Shares redeemed	(206)	(653)	(9,967)	(29,483)
Net increase (decrease)	(156)	(598)	$ (7,554)	$ (27,059)
Income Replacement 2026
Shares sold	24,011	11,631	$ 1,180,279	$ 516,873
Reinvestment of distributions	233	139	11,328	6,162
Shares redeemed	(4,444)	(6,640)	(219,154)	(295,846)
Net increase (decrease)	19,800	5,130	$ 972,453	$ 227,189
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	24	715	1,055
Shares redeemed	(269)	(581)	(12,796)	(25,621)
Net increase (decrease)	(254)	(557)	$ (12,081)	$ (24,566)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	-	1,688	$ -	$ 71,316
Reinvestment of distributions	153	161	7,443	7,159
Shares redeemed	(5,420)	(672)	(273,625)	(29,955)
Net increase (decrease)	(5,267)	1,177	$ (266,182)	$ 48,520
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	46	1,194	2,069
Shares redeemed	(4,677)	(340)	(209,519)	(15,095)
Net increase (decrease)	(4,653)	(294)	$ (208,325)	$ (13,026)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	8	180	379
Shares redeemed	(148)	(965)	(7,212)	(42,703)
Net increase (decrease)	(144)	(957)	$ (7,032)	$ (42,324)
Income Replacement 2028
Shares sold	9,722	7,291	$ 477,899	$ 328,341
Reinvestment of distributions	871	860	42,621	38,493
Shares redeemed	(13,911)	(26,019)	(676,445)	(1,168,445)
Net increase (decrease)	(3,318)	(17,868)	$ (155,925)	$ (801,611)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	24	732	1,048
Shares redeemed	(266)	(575)	(12,757)	(25,500)
Net increase (decrease)	(251)	(551)	$ (12,025)	$ (24,452)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	534	1,608	$ 26,388	$ 70,708
Reinvestment of distributions	10	22	506	972
Shares redeemed	(578)	(1,510)	(27,630)	(65,796)
Net increase (decrease)	(34)	120	$ (736)	$ 5,884
Class T
Shares sold	130	-	$ 6,467	$ -
Reinvestment of distributions	4	14	177	632
Shares redeemed	(839)	(767)	(39,979)	(33,663)
Net increase (decrease)	(705)	(753)	$ (33,335)	$ (33,031)
Class C
Shares sold	2,512	-	$ 125,006	$ -
Reinvestment of distributions	56	47	2,702	2,094
Shares redeemed	(1,287)	(250)	(63,685)	(10,986)
Net increase (decrease)	1,281	(203)	$ 64,023	$ (8,892)
Income Replacement 2030
Shares sold	52,301	30,831	$ 2,568,351	$ 1,381,260
Reinvestment of distributions	466	68	22,746	3,035
Shares redeemed	(9,315)	(1,995)	(455,782)	(90,075)
Net increase (decrease)	43,452	28,904	$ 2,135,315	$ 1,294,220
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	22	702	982
Shares redeemed	(267)	(578)	(12,724)	(25,388)
Net increase (decrease)	(253)	(556)	$ (12,022)	$ (24,406)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	1,251	-	$ 61,087	$ -
Reinvestment of distributions	92	93	4,419	4,047
Shares redeemed	(1,523)	(107)	(74,213)	(4,502)
Net increase (decrease)	(180)	(14)	$ (8,707)	$ (455)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	19	557	838
Shares redeemed	(266)	(575)	(12,454)	(24,937)
Net increase (decrease)	(254)	(556)	$ (11,897)	$ (24,099)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	12	333	502
Shares redeemed	(221)	(480)	(10,354)	(20,831)
Net increase (decrease)	(214)	(468)	$ (10,021)	$ (20,329)
Income Replacement 2032
Shares sold	13,347	20,546	$ 630,717	$ 869,619
Reinvestment of distributions	561	269	27,010	11,717
Shares redeemed	(18,955)	(21,297)	(922,796)	(886,611)
Net increase (decrease)	(5,047)	(482)	$ (265,069)	$ (5,275)
Institutional Class
Shares sold	550	565	$ 25,000	$ 25,000
Reinvestment of distributions	11	25	530	1,078
Shares redeemed	(1,556)	(582)	(74,627)	(25,236)
Net increase (decrease)	(995)	8	$ (49,097)	$ 842

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	17	462	757
Shares redeemed	(199)	(984)	(9,387)	(41,642)
Net increase (decrease)	(189)	(967)	$ (8,925)	$ (40,885)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	20	538	892
Shares redeemed	(263)	(569)	(12,373)	(24,737)
Net increase (decrease)	(252)	(549)	$ (11,835)	$ (23,845)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	12	289	503
Shares redeemed	(199)	(434)	(9,399)	(18,880)
Net increase (decrease)	(193)	(422)	$ (9,110)	$ (18,377)
Income Replacement 2034
Shares sold	15,037	5,032	$ 741,550	$ 225,749
Reinvestment of distributions	308	383	14,854	16,703
Shares redeemed	(11,217)	(8,062)	(548,641)	(352,058)
Net increase (decrease)	4,128	(2,647)	$ 207,763	$ (109,606)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	40	39	1,922	1,717
Shares redeemed	(4)	(586)	(220)	(25,063)
Net increase (decrease)	36	(547)	$ 1,702	$ (23,346)
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	22	128	$ 1,088	$ 5,725
Reinvestment of distributions	14	23	671	973
Shares redeemed	(305)	(600)	(14,218)	(25,767)
Net increase (decrease)	(269)	(449)	$ (12,459)	$ (19,069)
Class T
Shares sold	592	82	$ 29,293	$ 3,536
Reinvestment of distributions	41	54	1,979	2,334
Shares redeemed	(810)	(756)	(39,495)	(33,710)
Net increase (decrease)	(177)	(620)	$ (8,223)	$ (27,840)
Class C
Shares sold	1,929	979	$ 93,800	$ 39,435
Reinvestment of distributions	34	41	1,639	1,752
Shares redeemed	(264)	(1,217)	(12,450)	(52,088)
Net increase (decrease)	1,699	(197)	$ 82,989	$ (10,901)
Income Replacement 2036
Shares sold	36,939	2,159	$ 1,794,635	$ 86,419
Reinvestment of distributions	302	99	14,515	4,266
Shares redeemed	(1,164)	(4,508)	(56,447)	(191,085)
Net increase (decrease)	36,077	(2,250)	$ 1,752,703	$ (100,400)
Institutional Class
Shares sold	49	1,348	$ 2,283	$ 59,043
Reinvestment of distributions	40	33	1,882	1,403
Shares redeemed	(1,881)	(723)	(90,082)	(31,039)
Net increase (decrease)	(1,792)	658	$ (85,917)	$ 29,407

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	-	667	$ -	$ 28,000
Reinvestment of distributions	15	24	700	996
Shares redeemed	(37)	(2,898)	(1,526)	(123,534)
Net increase (decrease)	(22)	(2,207)	$ (826)	$ (94,538)
Class T
Shares sold	2,160	-	$ 103,818	$ -
Reinvestment of distributions	13	21	597	896
Shares redeemed	(408)	(622)	(19,017)	(26,247)
Net increase (decrease)	1,765	(601)	$ 85,398	$ (25,351)
Class C
Shares sold	-	1,458	$ -	$ 65,000
Reinvestment of distributions	22	18	1,058	774
Shares redeemed	(624)	(823)	(28,467)	(34,657)
Net increase (decrease)	(602)	653	$ (27,409)	$ 31,117
Income Replacement 2038
Shares sold	1,521	19,983	$ 73,871	$ 804,508
Reinvestment of distributions	582	594	27,411	25,218
Shares redeemed	(21,894)	(2,784)	(1,042,929)	(118,526)
Net increase (decrease)	(19,791)	17,793	$ (941,647)	$ 711,200
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	27	773	1,151
Shares redeemed	(291)	(628)	(13,482)	(26,515)
Net increase (decrease)	(275)	(601)	$ (12,709)	$ (25,364)
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	2,779	-	$ 131,112	$ -
Reinvestment of distributions	26	21	1,246	909
Shares redeemed	(1,627)	(697)	(77,967)	(29,560)
Net increase (decrease)	1,178	(676)	$ 54,391	$ (28,651)
Class T
Shares sold	59	766	$ 2,795	$ 32,205
Reinvestment of distributions	50	44	2,356	1,859
Shares redeemed	(1)	(849)	(45)	(35,678)
Net increase (decrease)	108	(39)	$ 5,106	$ (1,614)
Class C
Shares sold	-	1,585	$ -	$ 67,225
Reinvestment of distributions	26	14	1,220	599
Shares redeemed	(679)	(765)	(31,060)	(32,264)
Net increase (decrease)	(653)	834	$ (29,840)	$ 35,560
Income Replacement 2040
Shares sold	31,872	51,547	$ 1,546,264	$ 2,203,936
Reinvestment of distributions	348	391	16,441	16,805
Shares redeemed	(24,432)	(32,503)	(1,181,522)	(1,366,427)
Net increase (decrease)	7,788	19,435	$ 381,183	$ 854,314
Institutional Class
Shares sold	-	857	$ -	$ 35,012
Reinvestment of distributions	27	39	1,291	1,633
Shares redeemed	(478)	(935)	(22,066)	(39,625)
Net increase (decrease)	(451)	(39)	$ (20,775)	$ (2,980)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	427	1,685	$ 20,347	$ 72,288
Reinvestment of distributions	11	36	533	1,552
Shares redeemed	(643)	(3,326)	(30,601)	(142,410)
Net increase (decrease)	(205)	(1,605)	$ (9,721)	$ (68,570)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	19	597	808
Shares redeemed	(287)	(621)	(13,228)	(26,230)
Net increase (decrease)	(274)	(602)	$ (12,631)	$ (25,422)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	13	438	562
Shares redeemed	(283)	(615)	(13,030)	(25,273)
Net increase (decrease)	(274)	(602)	$ (12,592)	$ (24,711)
Income Replacement 2042
Shares sold	40,366	45,150	$ 1,950,277	$ 1,897,966
Reinvestment of distributions	1,123	960	53,152	40,980
Shares redeemed	(6,501)	(3,141)	(305,462)	(134,772)
Net increase (decrease)	34,988	42,969	$ 1,697,967	$ 1,804,174
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	25	777	1,066
Shares redeemed	(291)	(627)	(13,432)	(26,500)
Net increase (decrease)	(275)	(602)	$ (12,655)	$ (25,434)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within their principle investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2016 Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	11%	13%	14%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust), including the schedules of investments, as of July 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 21, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Income Replacement 2016	10.66%
Income Replacement 2018	9.57%
Income Replacement 2020	9.16%
Income Replacement 2022	8.70%
Income Replacement 2024	8.26%
Income Replacement 2026	8.55%
Income Replacement 2028	7.60%
Income Replacement 2030	7.54%
Income Replacement 2032	6.99%
Income Replacement 2034	6.96%
Income Replacement 2036	6.72%
Income Replacement 2038	5.96%
Income Replacement 2040	6.33%
Income Replacement 2042	6.54%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Retail Class
Income Replacement 2016
August 2010	11%
September 2010	17%
October 2010	17%
November 2010	16%
December 2010 (Ex-Date 12/22/10)	19%
December 2010 (Ex-Date 12/30/10)	18%
January 2011	4%
February 2011	4%
March 2011	4%
April 2011	4%
May 2011	4%
June 2011	4%
July 2011	5%
Retail Class
Income Replacement 2018
August 2010	14%
September 2010	22%
October 2010	23%
November 2010	22%
December 2010 (Ex-Date 12/22/10)	24%
December 2010 (Ex-Date 12/30/10)	23%
January 2011	6%
February 2011	5%
March 2011	6%
April 2011	6%
May 2011	6%
June 2011	6%
July 2011	6%
Retail Class
Income Replacement 2020
August 2010	15%
September 2010	26%
October 2010	27%
November 2010	26%
December 2010 (Ex-Date 12/22/10)	29%
December 2010 (Ex-Date 12/30/10)	28%
January 2011	7%
February 2011	7%
March 2011	7%
April 2011	7%
May 2011	7%
June 2011	7%
July 2011	7%
Retail Class
Income Replacement 2022
August 2010	18%
September 2010	31%
October 2010	31%
November 2010	31%
December 2010 (Ex-Date 12/22/10)	32%
December 2010 (Ex-Date 12/30/10)	32%
January 2011	8%
February 2011	8%
March 2011	8%
April 2011	8%
May 2011	8%
June 2011	8%
July 2011	8%
Retail Class
Income Replacement 2024
August 2010	15%
September 2010	31%
October 2010	32%
November 2010	32%
December 2010 (Ex-Date 12/22/10)	35%
December 2010 (Ex-Date 12/30/10)	34%
January 2011	9%
February 2011	9%
March 2011	9%
April 2011	9%
May 2011	9%
June 2011	9%
July 2011	9%
Retail Class
Income Replacement 2026
August 2010	15%
September 2010	33%
October 2010	33%
November 2010	34%
December 2010 (Ex-Date 12/22/10)	38%
December 2010 (Ex-Date 12/30/10)	36%
January 2011	10%
February 2011	10%
March 2011	10%
April 2011	10%
May 2011	11%
June 2011	10%
July 2011	10%
Retail Class
Income Replacement 2028
August 2010	20%
September 2010	36%
October 2010	36%
November 2010	36%
December 2010 (Ex-Date 12/22/10)	37%
December 2010 (Ex-Date 12/30/10)	37%
January 2011	10%
February 2011	10%
March 2011	10%
April 2011	10%
May 2011	10%
June 2011	10%
July 2011	10%
Retail Class
Income Replacement 2030
August 2010	20%
September 2010	40%
October 2010	40%
November 2010	41%
December 2010 (Ex-Date 12/22/10)	42%
December 2010 (Ex-Date 12/30/10)	41%
January 2011	11%
February 2011	11%
March 2011	10%
April 2011	11%
May 2011	10%
June 2011	11%
July 2011	11%
Retail Class
Income Replacement 2032
August 2010	23%
September 2010	39%
October 2010	40%
November 2010	40%
December 2010 (Ex-Date 12/22/10)	41%
December 2010 (Ex-Date 12/30/10)	41%
January 2011	9%
February 2011	9%
March 2011	9%
April 2011	9%
May 2011	9%
June 2011	9%
July 2011	9%
Retail Class
Income Replacement 2034
August 2010	19%
September 2010	41%
October 2010	41%
November 2010	41%
December 2010 (Ex-Date 12/22/10)	41%
December 2010 (Ex-Date 12/30/10)	41%
January 2011	10%
February 2011	10%
March 2011	10%
April 2011	10%
May 2011	10%
June 2011	11%
July 2011	11%
Retail Class
Income Replacement 2036
August 2010	17%
September 2010	42%
October 2010	43%
November 2010	46%
December 2010 (Ex-Date 12/22/10)	49%
December 2010 (Ex-Date 12/30/10)	48%
January 2011	12%
February 2011	12%
March 2011	11%
April 2011	12%
May 2011	12%
June 2011	11%
July 2011	12%
Retail Class
Income Replacement 2038
August 2010	20%
September 2010	43%
October 2010	43%
November 2010	43%
December 2010 (Ex-Date 12/22/10)	44%
December 2010 (Ex-Date 12/30/10)	44%
January 2011	11%
February 2011	11%
March 2011	11%
April 2011	11%
May 2011	11%
June 2011	11%
July 2011	11%
Retail Class
Income Replacement 2040
August 2010	17%
September 2010	44%
October 2010	43%
November 2010	44%
December 2010 (Ex-Date 12/22/10)	46%
December 2010 (Ex-Date 12/30/10)	45%
January 2011	11%
February 2011	11%
March 2011	11%
April 2011	11%
May 2011	11%
June 2011	11%
July 2011	11%
Retail Class
Income Replacement 2042
August 2010	25%
September 2010	45%
October 2010	45%
November 2010	45%
December 2010 (Ex-Date 12/22/10)	45%
December 2010 (Ex-Date 12/30/10)	45%
January 2011	13%
February 2011	13%
March 2011	13%
April 2011	13%
May 2011	13%
June 2011	13%
July 2011	13%

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

RW-UANN-0911
1.848174.103

Fidelity Advisor Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032,
2034, 2036, 2038, 2040, 2042 -
Class A, Class T, and Class C

Annual Report

July 31, 2011

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement FundsSM

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the Funds have done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Advisor Income Replacement 2016 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	2.07%	1.13%
Class T (incl. 3.50% sales charge)	4.22%	1.48%
Class C (incl. contingent deferred sales charge)B	6.49%	1.90%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2016 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Income Replacement 2016 Fund – Class A
Barclays Capital® U.S. Aggregate Bond Index
33,000
30,000
27,500
25,000
22,500
20,000
$ 18,000
2008
2009
2010
2011
$32,097
$26,126

Annual Report

Fidelity Advisor Income Replacement 2018 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	3.42%	1.19%
Class T (incl. 3.50% sales charge)	5.65%	1.55%
Class C (incl. contingent deferred sales charge)B	7.93%	1.97%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2018 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Income Replacement 2018 Fund – Class A
Barclays Capital U.S. Aggregate Bond Index
33,000
30,000
27,500
25,000
22,500
20,000
$17,500
2008
2009
2010
2011
$32,097
$26,191

Annual Report

Fidelity Advisor Income Replacement 2020 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	4.42%	1.12%
Class T (incl. 3.50% sales charge)	6.67%	1.48%
Class C (incl. contingent deferred sales charge)B	8.98%	1.89%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2020 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Income Replacement 2020 Fund – Class A
Barclays Capital U.S. Aggregate Bond Index
33,000
30,000
27,500
25,000
22,500
20,000
$ 17,000
2008
2009
2010
2011
$32,097
$26,116

Annual Report

Fidelity Advisor Income Replacement 2022 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	5.16%	1.13%
Class T (incl. 3.50% sales charge)	7.41%	1.49%
Class C (incl. contingent deferred sales charge)B	9.74%	1.90%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2022 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Income Replacement 2022 Fund – Class A
Barclays Capital U.S. Aggregate Bond Index
33,000
30,000
27,500
25,000
22,500
20,000
$ 17,000
2008
2009
2010
2011
$32,097
$26,125

Annual Report

Fidelity Advisor Income Replacement 2024 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	5.68%	1.10%
Class T (incl. 3.50% sales charge)	7.94%	1.46%
Class C (incl. contingent deferred sales charge)B	10.30%	1.87%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2024 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Income Replacement
2024 Fund – Class A
S&P 500® Index
27,000
25,000
22,500
20,000
17,500
15,000
$13,000
2008
2009
2010
2011
$26,098
$24,142

Annual Report

Fidelity Advisor Income Replacement 2026 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	6.05%	0.99%
Class T (incl. 3.50% sales charge)	8.33%	1.35%
Class C (incl. contingent deferred sales charge)B	10.70%	1.76%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2026 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2026 Fund – Class A
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$13,000
$25,984
$24,142
2008
2009
2010
2011

Annual Report

Fidelity Advisor Income Replacement 2028 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	6.36%	0.94%
Class T (incl. 3.50% sales charge)	8.63%	1.29%
Class C (incl. contingent deferred sales charge)B	11.01%	1.71%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2028 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2028 Fund – Class A
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$ 13,000
$25,933
$24,142
2008
2009
2010
2011

Annual Report

Fidelity Advisor Income Replacement 2030 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	6.64%	0.90%
Class T (incl. 3.50% sales charge)	8.90%	1.25%
Class C (incl. contingent deferred sales charge)B	11.30%	1.67%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2030 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2030 Fund – Class A
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$ 13,000
$25,891
$24,142
2008
2009
2010
2011

Annual Report

Fidelity Advisor Income Replacement 2032 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	6.86%	0.80%
Class T (incl. 3.50% sales charge)	9.18%	1.16%
Class C (incl. contingent deferred sales charge)B	11.55%	1.56%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2032 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2032 Fund – Class A
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$13,000
2008
2009
2010
2011
$25,789
$24,142

Annual Report

Fidelity Advisor Income Replacement 2034 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	7.15%	0.66%
Class T (incl. 3.50% sales charge)	9.47%	1.02%
Class C (incl. contingent deferred sales charge)B	11.85%	1.43%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2034 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2034 Fund – Class A
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$13,000
2008
2009
2010
2011
$25,650
$24,142

Annual Report

Fidelity Advisor Income Replacement 2036 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	7.49%	0.59%
Class T (incl. 3.50% sales charge)	9.75%	0.95%
Class C (incl. contingent deferred sales charge)B	12.17%	1.36%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2036 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2036 Fund – Class A
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$ 13,000
$25,588
$24,142
2008
2009
2010
2011

Annual Report

Fidelity Advisor Income Replacement 2038 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	7.85%	-0.44%
Class T (incl. 3.50% sales charge)	10.16%	-0.02%
Class C (incl. contingent deferred sales charge)B	12.59%	0.47%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2038 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2038 Fund – Class A
S&P 500 Index
26,000
22,500
20,000
17,500
15,000
$12,500
2008
2009
2010
2011
$24,610
$23,806

Annual Report

Fidelity Advisor Income Replacement 2040 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	8.33%	-0.31%
Class T (incl. 3.50% sales charge)	10.63%	0.10%
Class C (incl. contingent deferred sales charge)B	13.08%	0.60%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2040 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2040 Fund – Class A
S&P 500 Index
26,000
22,500
20,000
17,500
15,000
$ 12,500
2008
2009
2010
2011
$24,727
$23,806

Annual Report

Fidelity Advisor Income Replacement 2042 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	8.50%	-0.28%
Class T (incl. 3.50% sales charge)	10.83%	0.13%
Class C (incl. contingent deferred sales charge)B	13.26%	0.62%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2042 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2042 Fund – Class A
S&P 500 Index
26,000
22,500
20,000
17,500
15,000
$12,500
2008
2009
2010
2011
$24,754
$23,806

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks registered solid double-digit gains for the 12 months ending July 31, 2011, extending a rally that began more than two years earlier. Despite a rough start in August 2010, markets turned positive in September, as increased demand for capital goods and other upbeat indicators trumped investor worry about a U.S. recessionary relapse. The broad market, as measured by the S&P 500® Index, rose 9% that month, its biggest September gain in 71 years. Seven more monthly advances followed, fueled by encouraging corporate earnings and economic activity. However, volatility picked up in the period's latter months, as markets reacted to continued high U.S. unemployment, nagging debt troubles in Europe and looming legislative battles over the federal debt ceiling. May unemployment rose above 9% for the first time in 2011, contributing to a traditional "June swoon" for stocks. Market uncertainty lingered in July, when the S&P 500® posted its second-biggest monthly loss of the period. For the full year, the S&P 500® climbed 19.65%, while the blue-chip-laden Dow Jones Industrial AverageSM rose a comparable 19.09% and the technology-heavy Nasdaq Composite® Index gained 23.40%. On the capitalization spectrum, stocks of mid-cap companies fared best, with the Russell Midcap® Index rising 24.51% and the small-cap Russell 2000® Index adding 23.92%. Strong returns for stocks brought about more-tempered gains for fixed-income markets, however, as investor demand for the perceived safety of bonds fluctuated throughout the year. The Barclays Capital® U.S. Aggregate Bond Index - a broad measure of the investment-grade debt universe - rose 4.44%, lifted by second-half volatility within the equity markets. Higher-risk bond categories fared best, with The BofA Merrill LynchSM US High Yield Constrained Index returning 12.85% for the year. Despite improving in the second half of the period, bonds backed by the U.S. government were still among the weakest performers for the year, with the Barclays Capital® U.S. Treasury Bond Index adding only 3.39%. Faring worse were short-term assets, as gauged by the 0.16% increase in the Barclays Capital U.S. 3 Month Treasury Bellwether Index.

Comments from Andrew Dierdorf, Co-Portfolio Manager of Fidelity Advisor Income Replacement FundsSM, and Christopher Sharpe, who became Co-Portfolio Manager on June 21, 2011: For the year, each of the Funds' Class A, Class T and Class C shares (excluding sales charges) posted a positive return, ranging from roughly 7% for the shortest-dated Fund - Fidelity Advisor Income Replacement 2016 FundSM - to roughly 15% for Fidelity Advisor Income Replacement 2042 FundSM, which has the longest time horizon. For the one-year period, each of the Funds' three asset classes - equities, bonds and short-term instruments - delivered a gain. All of the underlying funds posted positive absolute returns, with equity funds providing the strongest results. On a relative basis, 10 of the 15 underlying funds outperformed their respective benchmarks. In aggregate, the Funds' equity asset class fell just short of the broad U.S. equity market, as measured by the S&P 500® Index, which rose 19.65%. The most notable relative detractors were Fidelity® Disciplined Equity Fund and Fidelity® Equity-Income Fund, which underperformed despite returning roughly 15%. However, outperformance from two of the Funds' largest equity holdings during the period - Fidelity Large Cap Core Enhanced Index Fund and Fidelity Series Broad Market Opportunities Fund - helped buoy results. The Funds' bond asset class - which included a diversified mix of underlying bond funds - handily exceeded its benchmark index, the Barclays Capital® U.S. Aggregate Bond Index, which gained 4.44%. Fidelity Total Bond Fund, which serves as the Funds' largest debt holding, anchored the Funds' performance with a roughly 6% return for the one-year time frame. Meanwhile, Fidelity Capital & Income Fund, which rose 16%, boosted the overall performance of the bond asset class. This fund primarily invested in high-yield securities, which produced solid gains during the first half of the reporting period, and was the best absolute performer in the bond category. Fidelity Strategic Real Return Fund also played an important role in the Funds. This underlying fund invests in real-estate-related securities and other inflation-sensitive asset types, which benefited during the period from investors' concern about an uptick in inflation.

Note to shareholders: On August 8, 2011, there were two changes to the underlying fund lineup. Fidelity Blue Chip Growth Index Fund was added, and Fidelity Large Cap Core Enhanced Index Fund was removed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,020.40	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,018.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,016.50	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,021.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,021.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,019.80	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,018.50	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class C	1.00%
Actual		$ 1,000.00	$ 1,016.00	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,021.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,021.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,018.90	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,017.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,015.20	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,020.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,020.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,018.40	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,017.20	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,014.70	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,019.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,019.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.80	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,016.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class C	1.00%
Actual		$ 1,000.00	$ 1,014.30	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,019.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,019.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.70	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,016.50	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.90	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,018.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,019.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.30	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.90	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.70	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,018.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.10	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.30	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,018.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,016.80	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.00	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,018.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,016.80	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.90	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.10	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,018.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.50	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class C	1.00%
Actual		$ 1,000.00	$ 1,012.90	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,018.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,016.70	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.60	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,012.90	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,017.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.40	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,018.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,016.90	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.50	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.00	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,018.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.6	2.7
Fidelity Disciplined Equity Fund	2.7	2.8
Fidelity Equity-Income Fund	2.7	2.8
Fidelity Large Cap Core Enhanced Index Fund	4.4	4.5
Fidelity Series 100 Index Fund	3.3	3.4
Fidelity Series Broad Market Opportunities Fund	4.3	4.5
Fidelity Series Small Cap Opportunities Fund	1.7	1.8
	21.7	22.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	1.3	1.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.4	8.5
Fidelity Strategic Real Return Fund	8.3	8.5
Fidelity Total Bond Fund	25.1	25.4
	41.8	42.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	17.6	16.7
Fidelity Short-Term Bond Fund	17.6	16.6
	35.2	33.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	21.7%
International Equity Funds	1.3%
Investment Grade Fixed-Income Funds	41.8%
Short-Term Funds	35.2%

Six months ago
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

Expected
Domestic Equity Funds	19.6%
Investment Grade Fixed-Income Funds	39.2%
Short-Term Funds	41.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2011

Showing Percentage of Net Assets
Equity Funds - 23.0%
	Shares	Value
Domestic Equity Funds - 21.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	14,293	$ 259,125
Fidelity Disciplined Equity Fund	11,630	270,745
Fidelity Equity-Income Fund	6,014	266,787
Fidelity Large Cap Core Enhanced Index Fund	49,020	439,710
Fidelity Series 100 Index Fund	36,581	331,061
Fidelity Series Broad Market Opportunities Fund	42,034	432,954
Fidelity Series Small Cap Opportunities Fund	15,316	171,843
TOTAL DOMESTIC EQUITY FUNDS		2,172,225
International Equity Funds - 1.3%
Fidelity Advisor International Discovery Fund Institutional Class	3,909	131,470
TOTAL EQUITY FUNDS (Cost $1,993,231)		2,303,695
Fixed-Income Funds - 41.8%

Investment Grade Fixed-Income Funds - 41.8%
Fidelity Government Income Fund	78,455	837,896
Fidelity Strategic Real Return Fund	84,075	835,706
Fidelity Total Bond Fund	227,982	2,510,085
TOTAL FIXED-INCOME FUNDS (Cost $3,886,859)		4,183,687
Short-Term Funds - 35.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	1,755,301	$ 1,755,301
Fidelity Short-Term Bond Fund	206,579	1,764,185
TOTAL SHORT-TERM FUNDS (Cost $3,481,782)		3,519,486
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,361,872)	10,006,868
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,805)
NET ASSETS - 100%	$ 10,002,063
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $373,492 of which $11,321, $234,074 and $128,097 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $9,361,872) - See accompanying schedule		$ 10,006,868
Cash		11
Receivable for investments sold		14,782
Total assets		10,021,661

Liabilities
Payable for investments purchased	$ 42
Payable for fund shares redeemed	18,009
Distribution and service plan fees payable	1,547
Total liabilities		19,598

Net Assets		$ 10,002,063
Net Assets consist of:
Paid in capital		$ 9,960,023
Undistributed net investment income		2,169
Accumulated undistributed net realized gain (loss) on investments		(605,125)
Net unrealized appreciation (depreciation) on investments		644,996
Net Assets		$ 10,002,063

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,798,102 ÷ 36,094.44 shares)		$ 49.82

Maximum offering price per share (100/94.25 of $49.82)		$ 52.86

Class T: Net Asset Value and redemption price per share ($528,707 ÷ 10,613.41 shares)		$ 49.81

Maximum offering price per share (100/96.50 of $49.81)		$ 51.62

Class C: Net Asset Value and offering price per share ($758,875 ÷ 15,230.25 shares)A		$ 49.83

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($6,872,705 ÷ 137,934.45 shares)		$ 49.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($43,674 ÷ 876.50 shares)		$ 49.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 212,369

Expenses
Distribution and service plan fees	$ 19,517
Independent trustees' compensation	40
Total expenses before reductions	19,557
Expense reductions	(40)	19,517
Net investment income (loss)		192,852
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(129,144)
Capital gain distributions from underlying funds	78,190
Total net realized gain (loss)		(50,954)
Change in net unrealized appreciation (depreciation) on underlying funds		761,739
Net gain (loss)		710,785
Net increase (decrease) in net assets resulting from operations		$ 903,637

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 192,852	$ 190,860
Net realized gain (loss)	(50,954)	(128,722)
Change in net unrealized appreciation (depreciation)	761,739	877,831
Net increase (decrease) in net assets resulting from operations	903,637	939,969
Distributions to shareholders from net investment income	(194,425)	(190,322)
Distributions to shareholders from net realized gain	(58,747)	(25,833)
Total distributions	(253,172)	(216,155)
Share transactions - net increase (decrease)	(1,722,258)	1,239,040
Total increase (decrease) in net assets	(1,071,793)	1,962,854

Net Assets
Beginning of period	11,073,856	9,111,002
End of period (including undistributed net investment income of $2,169 and undistributed net investment income of $3,810, respectively)	$ 10,002,063	$ 11,073,856

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.821	.831	1.118	1.233
Net realized and unrealized gain (loss)	3.054	3.539	(3.686)	(2.204)
Total from investment operations	3.875	4.370	(2.568)	(.971)
Distributions from net investment income	(.834)	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.095)	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Total ReturnB,C,D	8.30%	10.08%	(5.07)%	(2.02)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.68%	1.80%	2.72%	2.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,798	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	31%	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.698	.716	1.025	1.128
Net realized and unrealized gain (loss)	3.043	3.540	(3.690)	(2.219)
Total from investment operations	3.741	4.256	(2.665)	(1.091)
Distributions from net investment income	(.710)	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.971)	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Total ReturnB,C,D	8.00%	9.81%	(5.30)%	(2.26)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.42%	1.55%	2.47%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 529	$ 638	$ 499	$ 673
Portfolio turnover rate	31%	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.03	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.453	.485	.822	.904
Net realized and unrealized gain (loss)	3.055	3.531	(3.689)	(2.227)
Total from investment operations	3.508	4.016	(2.867)	(1.323)
Distributions from net investment income	(.447)	(.476)	(.813)	(.807)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.708)	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Total ReturnB,C,D	7.49%	9.24%	(5.76)%	(2.71)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.92%	1.05%	1.97%	2.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 759	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	31%	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.944	.948	1.231	1.356
Net realized and unrealized gain (loss)	3.055	3.539	(3.692)	(2.217)
Total from investment operations	3.999	4.487	(2.461)	(.861)
Distributions from net investment income	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Total ReturnB,C	8.57%	10.36%	(4.82)%	(1.81)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.93%	2.05%	2.97%	3.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,873	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	31%	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.945	.947	1.235	1.370
Net realized and unrealized gain (loss)	3.054	3.530	(3.686)	(2.231)
Total from investment operations	3.999	4.477	(2.451)	(.861)
Distributions from net investment income	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Total ReturnB,C	8.57%	10.33%	(4.80)%	(1.81)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.92%	2.05%	2.97%	3.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 108	$ 109	$ 184
Portfolio turnover rate	31%	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.4	3.5
Fidelity Disciplined Equity Fund	3.5	3.7
Fidelity Equity-Income Fund	3.5	3.7
Fidelity Large Cap Core Enhanced Index Fund	5.7	5.9
Fidelity Series 100 Index Fund	4.3	4.4
Fidelity Series Broad Market Opportunities Fund	5.7	5.9
Fidelity Series Small Cap Opportunities Fund	2.3	2.4
	28.4	29.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.7	2.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.6	0.9
Fidelity Strategic Income Fund	0.7	0.8
	1.3	1.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.9	7.8
Fidelity Strategic Real Return Fund	7.9	7.8
Fidelity Total Bond Fund	23.7	23.3
	39.5	38.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	14.0	13.5
Fidelity Short-Term Bond Fund	14.1	13.5
	28.1	27.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	28.4%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	1.3%
Investment Grade Fixed-Income Funds	39.5%
Short-Term Funds	28.1%

Six months ago
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

Expected
Domestic Equity Funds	26.1%
International Equity Funds	2.4%
Investment Grade Fixed-Income Funds	41.0%
Short-Term Funds	30.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 31.1%
	Shares	Value
Domestic Equity Funds - 28.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,863	$ 178,808
Fidelity Disciplined Equity Fund	8,010	186,461
Fidelity Equity-Income Fund	4,146	183,907
Fidelity Large Cap Core Enhanced Index Fund	33,811	303,289
Fidelity Series 100 Index Fund	25,174	227,828
Fidelity Series Broad Market Opportunities Fund	29,020	298,906
Fidelity Series Small Cap Opportunities Fund	10,586	118,778
TOTAL DOMESTIC EQUITY FUNDS		1,497,977
International Equity Funds - 2.7%
Fidelity Advisor International Discovery Fund Institutional Class	4,291	144,302
TOTAL EQUITY FUNDS (Cost $1,593,440)		1,642,279
Fixed-Income Funds - 40.8%

High Yield Fixed-Income Funds - 1.3%
Fidelity Capital & Income Fund	3,456	33,079
Fidelity Strategic Income Fund	2,994	34,068
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,147

	Shares	Value
Investment Grade Fixed-Income Funds - 39.5%
Fidelity Government Income Fund	39,200	$ 418,660
Fidelity Strategic Real Return Fund	41,988	417,364
Fidelity Total Bond Fund	113,818	1,253,133
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,089,157
TOTAL FIXED-INCOME FUNDS (Cost $2,030,227)		2,156,304
Short-Term Funds - 28.1%

Fidelity Institutional Money Market Portfolio Institutional Class	740,895	740,895
Fidelity Short-Term Bond Fund	87,317	745,686
TOTAL SHORT-TERM FUNDS (Cost $1,474,109)		1,486,581
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,097,776)	5,285,164
NET OTHER ASSETS (LIABILITIES) - 0.0%	(448)
NET ASSETS - 100%	$ 5,284,716
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $571,622 of which $123,548, $410,862 and $37,212 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $5,097,776) - See accompanying schedule		$ 5,285,164
Receivable for investments sold		25,688
Total assets		5,310,852

Liabilities
Payable for investments purchased	$ 25,721
Distribution and service plan fees payable	415
Total liabilities		26,136

Net Assets		$ 5,284,716
Net Assets consist of:
Paid in capital		$ 5,802,658
Undistributed net investment income		1,141
Accumulated undistributed net realized gain (loss) on investments		(706,471)
Net unrealized appreciation (depreciation) on investments		187,388
Net Assets		$ 5,284,716

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($783,795 ÷ 15,715.6 shares)		$ 49.87

Maximum offering price per share (100/94.25 of $49.87)		$ 52.91

Class T: Net Asset Value and redemption price per share ($148,019 ÷ 2,966.4 shares)		$ 49.90

Maximum offering price per share (100/96.50 of $49.90)		$ 51.71

Class C: Net Asset Value and offering price per share ($225,996 ÷ 4,533.7 shares)A		$ 49.85

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,806,441 ÷ 76,308.6 shares)		$ 49.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($320,465 ÷ 6,423.8 shares)		$ 49.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 111,451

Expenses
Distribution and service plan fees	$ 5,142
Independent trustees' compensation	21
Total expenses before reductions	5,163
Expense reductions	(21)	5,142
Net investment income (loss)		106,309
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(39,850)
Capital gain distributions from underlying funds	38,940
Total net realized gain (loss)		(910)
Change in net unrealized appreciation (depreciation) on underlying funds		449,375
Net gain (loss)		448,465
Net increase (decrease) in net assets resulting from operations		$ 554,774

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 106,309	$ 103,982
Net realized gain (loss)	(910)	(68,006)
Change in net unrealized appreciation (depreciation)	449,375	484,491
Net increase (decrease) in net assets resulting from operations	554,774	520,467
Distributions to shareholders from net investment income	(106,906)	(103,950)
Distributions to shareholders from net realized gain	(28,806)	(13,543)
Total distributions	(135,712)	(117,493)
Share transactions - net increase (decrease)	(565,574)	211,898
Total increase (decrease) in net assets	(146,512)	614,872

Net Assets
Beginning of period	5,431,228	4,816,356
End of period (including undistributed net investment income of $1,141 and undistributed net investment income of $1,816, respectively)	$ 5,284,716	$ 5,431,228

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.45	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.836	.836	1.092	1.163
Net realized and unrealized gain (loss)	3.655	3.763	(4.138)	(2.454)
Total from investment operations	4.491	4.599	(3.046)	(1.291)
Distributions from net investment income	(.834)	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.071)	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Total ReturnB,C,D	9.73%	10.80%	(6.06)%	(2.68)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.71%	1.83%	2.69%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 784	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	39%	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.48	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.716	.722	.989	1.075
Net realized and unrealized gain (loss)	3.664	3.759	(4.128)	(2.483)
Total from investment operations	4.380	4.481	(3.139)	(1.408)
Distributions from net investment income	(.723)	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.960)	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Total ReturnB,C,D	9.48%	10.51%	(6.28)%	(2.91)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.46%	1.58%	2.44%	2.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 148	$ 52	$ 91	$ 154
Portfolio turnover rate	39%	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.43	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.469	.495	.786	.836
Net realized and unrealized gain (loss)	3.659	3.760	(4.122)	(2.476)
Total from investment operations	4.128	4.255	(3.336)	(1.640)
Distributions from net investment income	(.471)	(.505)	(.794)	(.820)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.708)	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Total ReturnB,C,D	8.93%	9.98%	(6.75)%	(3.36)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.96%	1.08%	1.94%	1.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 226	$ 201	$ 131	$ 365
Portfolio turnover rate	39%	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.46	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.960	.950	1.202	1.280
Net realized and unrealized gain (loss)	3.657	3.761	(4.138)	(2.469)
Total from investment operations	4.617	4.711	(2.936)	(1.189)
Distributions from net investment income	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Total ReturnB,C	10.01%	11.07%	(5.81)%	(2.48)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.96%	2.08%	2.94%	2.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,806	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	39%	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.46	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.959	.950	1.175	1.295
Net realized and unrealized gain (loss)	3.668	3.761	(4.121)	(2.474)
Total from investment operations	4.627	4.711	(2.946)	(1.179)
Distributions from net investment income	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Total ReturnB,C	10.03%	11.07%	(5.83)%	(2.46)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.96%	2.08%	2.94%	2.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 320	$ 350	$ 326	$ 214
Portfolio turnover rate	39%	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.0	4.2
Fidelity Disciplined Equity Fund	4.2	4.3
Fidelity Equity-Income Fund	4.1	4.3
Fidelity Large Cap Core Enhanced Index Fund	6.9	7.0
Fidelity Series 100 Index Fund	5.1	5.2
Fidelity Series Broad Market Opportunities Fund	6.8	7.0
Fidelity Series Small Cap Opportunities Fund	2.7	2.8
	33.8	34.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.7	3.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.3	1.4
Fidelity Strategic Income Fund	1.4	1.4
	2.7	2.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.3	7.2
Fidelity Strategic Real Return Fund	7.3	7.2
Fidelity Total Bond Fund	21.9	21.6
	36.5	36.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.6	11.3
Fidelity Short-Term Bond Fund	11.7	11.2
	23.3	22.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	33.8%
International Equity Funds	3.7%
High Yield Fixed-Income Funds	2.7%
Investment Grade Fixed-Income Funds	36.5%
Short-Term Funds	23.3%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

Expected
Domestic Equity Funds	32.3%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.3%
Short-Term Funds	24.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 37.5%
	Shares	Value
Domestic Equity Funds - 33.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,861	$ 160,646
Fidelity Disciplined Equity Fund	7,178	167,105
Fidelity Equity-Income Fund	3,712	164,659
Fidelity Large Cap Core Enhanced Index Fund	30,359	272,320
Fidelity Series 100 Index Fund	22,596	204,492
Fidelity Series Broad Market Opportunities Fund	26,030	268,106
Fidelity Series Small Cap Opportunities Fund	9,469	106,243
TOTAL DOMESTIC EQUITY FUNDS		1,343,571
International Equity Funds - 3.7%
Fidelity Advisor International Discovery Fund Institutional Class	4,338	145,871
TOTAL EQUITY FUNDS (Cost $1,246,786)		1,489,442
Fixed-Income Funds - 39.2%

High Yield Fixed-Income Funds - 2.7%
Fidelity Capital & Income Fund	5,515	52,781
Fidelity Strategic Income Fund	4,785	54,448
TOTAL HIGH YIELD FIXED-INCOME FUNDS		107,229

	Shares	Value
Investment Grade Fixed-Income Funds - 36.5%
Fidelity Government Income Fund	27,198	$ 290,477
Fidelity Strategic Real Return Fund	29,143	289,686
Fidelity Total Bond Fund	79,034	870,168
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,450,331
TOTAL FIXED-INCOME FUNDS (Cost $1,439,557)		1,557,560
Short-Term Funds - 23.3%

Fidelity Institutional Money Market Portfolio Institutional Class	460,794	460,794
Fidelity Short-Term Bond Fund	54,326	463,942
TOTAL SHORT-TERM FUNDS (Cost $913,437)		924,736
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,599,780)	3,971,738
NET OTHER ASSETS (LIABILITIES) - 0.0%	(365)
NET ASSETS - 100%	$ 3,971,373
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $144,422 of which $3,778, $118,446 and $22,198 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $3,599,780) - See accompanying schedule		$ 3,971,738
Receivable for investments sold		3
Total assets		3,971,741

Liabilities
Payable for investments purchased	$ 2
Distribution and service plan fees payable	366
Total liabilities		368

Net Assets		$ 3,971,373
Net Assets consist of:
Paid in capital		$ 3,836,502
Undistributed net investment income		855
Accumulated undistributed net realized gain (loss) on investments		(237,942)
Net unrealized appreciation (depreciation) on investments		371,958
Net Assets		$ 3,971,373

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($435,873 ÷ 8,718.36 shares)		$ 49.99

Maximum offering price per share (100/94.25 of $49.99)		$ 53.04

Class T: Net Asset Value and redemption price per share ($195,964 ÷ 3,920.19 shares)		$ 49.99

Maximum offering price per share (100/96.50 of $49.99)		$ 51.80

Class C: Net Asset Value and offering price per share ($228,454 ÷ 4,571.93 shares)A		$ 49.97

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($3,078,631 ÷ 61,577.53 shares)		$ 50.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,451 ÷ 649.06 shares)		$ 50.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 76,517

Expenses
Distribution and service plan fees	$ 5,120
Independent trustees' compensation	14
Total expenses before reductions	5,134
Expense reductions	(14)	5,120
Net investment income (loss)		71,397
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,978)
Capital gain distributions from underlying funds	23,304
Total net realized gain (loss)		11,326
Change in net unrealized appreciation (depreciation) on underlying funds		303,624
Net gain (loss)		314,950
Net increase (decrease) in net assets resulting from operations		$ 386,347

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,397	$ 58,358
Net realized gain (loss)	11,326	(17,761)
Change in net unrealized appreciation (depreciation)	303,624	270,430
Net increase (decrease) in net assets resulting from operations	386,347	311,027
Distributions to shareholders from net investment income	(71,547)	(58,210)
Distributions to shareholders from net realized gain	(16,958)	(7,714)
Total distributions	(88,505)	(65,924)
Share transactions - net increase (decrease)	363,777	451,360
Total increase (decrease) in net assets	661,619	696,463

Net Assets
Beginning of period	3,309,754	2,613,291
End of period (including undistributed net investment income of $855 and undistributed net investment income of $1,012, respectively)	$ 3,971,373	$ 3,309,754

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.817	.812	1.027	1.085
Net realized and unrealized gain (loss)	4.128	3.930	(4.465)	(2.692)
Total from investment operations	4.945	4.742	(3.438)	(1.607)
Distributions from net investment income	(.826)	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.045)	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Total ReturnB,C,D	10.79%	11.27%	(7.00)%	(3.33)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.67%	1.79%	2.60%	2.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 436	$ 607	$ 502	$ 503
Portfolio turnover rate	48%	38%	60%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.696	.696	.926	.985
Net realized and unrealized gain (loss)	4.135	3.928	(4.460)	(2.707)
Total from investment operations	4.831	4.624	(3.534)	(1.722)
Distributions from net investment income	(.712)	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.931)	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Total ReturnB,C,D	10.54%	10.98%	(7.23)%	(3.56)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.42%	1.54%	2.35%	2.17%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 196	$ 134	$ 171	$ 187
Portfolio turnover rate	48%	38%	60%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.06	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.449	.473	.736	.755
Net realized and unrealized gain (loss)	4.132	3.923	(4.471)	(2.699)
Total from investment operations	4.581	4.396	(3.735)	(1.944)
Distributions from net investment income	(.452)	(.481)	(.725)	(.806)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.671)	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Total ReturnB,C,D	9.98%	10.43%	(7.70)%	(3.99)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.92%	1.05%	1.85%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 228	$ 295	$ 221	$ 275
Portfolio turnover rate	48%	38%	60%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.942	.925	1.125	1.190
Net realized and unrealized gain (loss)	4.138	3.919	(4.464)	(2.677)
Total from investment operations	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total ReturnB,C	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.92%	2.04%	2.86%	2.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,079	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	48%	38%	60%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.939	.928	1.138	1.215
Net realized and unrealized gain (loss)	4.141	3.916	(4.477)	(2.702)
Total from investment operations	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total ReturnB,C	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.92%	2.04%	2.85%	2.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 49	$ 95	$ 163
Portfolio turnover rate	48%	38%	60%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.5	4.6
Fidelity Disciplined Equity Fund	4.7	4.8
Fidelity Equity-Income Fund	4.6	4.8
Fidelity Large Cap Core Enhanced Index Fund	7.7	7.8
Fidelity Series 100 Index Fund	5.8	5.8
Fidelity Series Broad Market Opportunities Fund	7.6	7.8
Fidelity Series Small Cap Opportunities Fund	3.0	3.1
	37.9	38.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.6	4.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	1.7
Fidelity Strategic Income Fund	1.8	1.8
	3.5	3.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.9	6.7
Fidelity Strategic Real Return Fund	6.8	6.8
Fidelity Total Bond Fund	20.5	20.3
	34.2	33.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.9	9.6
Fidelity Short-Term Bond Fund	9.9	9.6
	19.8	19.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	37.9%
International Equity Funds	4.6%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	19.8%

Six months ago
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

Expected
Domestic Equity Funds	36.9%
International Equity Funds	4.3%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	34.9%
Short-Term Funds	20.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 42.5%
	Shares	Value
Domestic Equity Funds - 37.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,478	$ 153,712
Fidelity Disciplined Equity Fund	6,883	160,235
Fidelity Equity-Income Fund	3,560	157,914
Fidelity Large Cap Core Enhanced Index Fund	29,054	260,616
Fidelity Series 100 Index Fund	21,663	196,046
Fidelity Series Broad Market Opportunities Fund	24,921	256,689
Fidelity Series Small Cap Opportunities Fund	9,074	101,805
TOTAL DOMESTIC EQUITY FUNDS		1,287,017
International Equity Funds - 4.6%
Fidelity Advisor International Discovery Fund Institutional Class	4,654	156,500
TOTAL EQUITY FUNDS (Cost $1,498,678)		1,443,517
Fixed-Income Funds - 37.7%

High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund	6,066	58,055
Fidelity Strategic Income Fund	5,247	59,707
TOTAL HIGH YIELD FIXED-INCOME FUNDS		117,762

	Shares	Value
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Government Income Fund	21,813	$ 232,960
Fidelity Strategic Real Return Fund	23,409	232,688
Fidelity Total Bond Fund	63,382	697,839
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,163,487
TOTAL FIXED-INCOME FUNDS (Cost $1,236,149)		1,281,249
Short-Term Funds - 19.8%

Fidelity Institutional Money Market Portfolio Institutional Class	334,581	334,581
Fidelity Short-Term Bond Fund	39,427	336,703
TOTAL SHORT-TERM FUNDS (Cost $669,361)		671,284
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,404,188)	3,396,050
NET OTHER ASSETS (LIABILITIES) - 0.0%	(49)
NET ASSETS - 100%	$ 3,396,001
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $619,540 of which $64,025, $481,397 and $74,118 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $3,404,188) - See accompanying schedule	$ 3,396,050
Cash	1
Receivable for investments sold	2
Total assets	3,396,053

Liabilities
Distribution and service plan fees payable	52

Net Assets	$ 3,396,001
Net Assets consist of:
Paid in capital	$ 4,057,410
Undistributed net investment income	761
Accumulated undistributed net realized gain (loss) on investments	(654,032)
Net unrealized appreciation (depreciation) on investments	(8,138)
Net Assets	$ 3,396,001

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,513 ÷ 1,436.28 shares)	$ 49.79

Maximum offering price per share (100/94.25 of $49.79)	$ 52.83

Class T: Net Asset Value and redemption price per share ($22,848 ÷ 458.60 shares)	$ 49.82

Maximum offering price per share (100/96.50 of $49.82)	$ 51.63

Class C: Net Asset Value and offering price per share ($32,317 ÷ 648.81 shares)A	$ 49.81

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($3,265,504 ÷ 65,598.59 shares)	$ 49.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,819 ÷ 76.73 shares)	$ 49.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 58,689

Expenses
Distribution and service plan fees	$ 836
Independent trustees' compensation	11
Total expenses before reductions	847
Expense reductions	(11)	836
Net investment income (loss)		57,853
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	33,778
Capital gain distributions from underlying funds	17,436
Total net realized gain (loss)		51,214
Change in net unrealized appreciation (depreciation) on underlying funds		211,768
Net gain (loss)		262,982
Net increase (decrease) in net assets resulting from operations		$ 320,835

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,853	$ 57,048
Net realized gain (loss)	51,214	(60,204)
Change in net unrealized appreciation (depreciation)	211,768	328,653
Net increase (decrease) in net assets resulting from operations	320,835	325,497
Distributions to shareholders from net investment income	(57,885)	(57,173)
Distributions to shareholders from net realized gain	(12,730)	(19,734)
Total distributions	(70,615)	(76,907)
Share transactions - net increase (decrease)	582,659	(508,119)
Total increase (decrease) in net assets	832,879	(259,529)

Net Assets
Beginning of period	2,563,122	2,822,651
End of period (including undistributed net investment income of $761 and undistributed net investment income of $816, respectively)	$ 3,396,001	$ 2,563,122

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.58	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.817	.815	1.035	1.087
Net realized and unrealized gain (loss)	4.431	3.980	(4.739)	(2.853)
Total from investment operations	5.248	4.795	(3.704)	(1.766)
Distributions from net investment income	(.824)	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.038)	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Total ReturnB,C,D	11.58%	11.53%	(7.53)%	(3.64)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.26%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.25%A
Expenses net of all reductions	.25%	.25%	.26%	.25%A
Net investment income (loss)	1.67%	1.82%	2.62%	2.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 42	$ 122	$ 289
Portfolio turnover rate	29%	24%	22%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.57	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.691	.702	.933	.982
Net realized and unrealized gain (loss)	4.434	3.985	(4.736)	(2.862)
Total from investment operations	5.125	4.687	(3.803)	(1.880)
Distributions from net investment income	(.661)	(.685)	(.957)	(.910)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.875)	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Total ReturnB,C,D	11.30%	11.27%	(7.77)%	(3.87)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.51%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.50%A
Expenses net of all reductions	.50%	.50%	.51%	.50%A
Net investment income (loss)	1.43%	1.57%	2.37%	2.16%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 77	$ 112	$ 187
Portfolio turnover rate	29%	24%	22%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.58	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.447	.477	.737	.760
Net realized and unrealized gain (loss)	4.434	3.989	(4.745)	(2.860)
Total from investment operations	4.881	4.466	(4.008)	(2.100)
Distributions from net investment income	(.437)	(.454)	(.752)	(.690)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.651)	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Total ReturnB,C,D	10.74%	10.72%	(8.25)%	(4.29)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.01%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.00%A
Net investment income (loss)	.92%	1.07%	1.87%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 44	$ 69	$ 120
Portfolio turnover rate	29%	24%	22%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.56	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.937	.925	1.144	1.190
Net realized and unrealized gain (loss)	4.438	3.978	(4.752)	(2.836)
Total from investment operations	5.375	4.903	(3.608)	(1.646)
Distributions from net investment income	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Total ReturnB,C	11.87%	11.80%	(7.30)%	(3.41)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.00%F	.00%F	.01%	.00%A,F
Expenses net of fee waivers, if any	.00%	.00%	.01%	.00%A
Expenses net of all reductions	.00%	.00%	.01%	.00%A
Net investment income (loss)	1.92%	2.07%	2.87%	2.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,266	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	29%	24%	22%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.56	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.937	.918	1.131	1.208
Net realized and unrealized gain (loss)	4.428	3.995	(4.749)	(2.854)
Total from investment operations	5.365	4.913	(3.618)	(1.646)
Distributions from net investment income	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Total ReturnB,C	11.85%	11.83%	(7.33)%	(3.41)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.00%F	.00%F	.01%	.00%A,F
Expenses net of fee waivers, if any	.00%	.00%	.01%	.00%A
Expenses net of all reductions	.00%	.00%	.01%	.00%A
Net investment income (loss)	1.92%	2.07%	2.87%	2.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4	$ 5	$ 166	$ 277
Portfolio turnover rate	29%	24%	22%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.8	4.9
Fidelity Disciplined Equity Fund	5.0	5.1
Fidelity Equity-Income Fund	5.0	5.1
Fidelity Large Cap Core Enhanced Index Fund	8.2	8.3
Fidelity Series 100 Index Fund	6.2	6.2
Fidelity Series Broad Market Opportunities Fund	8.1	8.3
Fidelity Series Small Cap Opportunities Fund	3.2	3.3
	40.5	41.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.5	5.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.0
Fidelity Strategic Income Fund	2.0	2.0
	4.0	4.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.4
Fidelity Strategic Real Return Fund	6.5	6.5
Fidelity Total Bond Fund	19.6	19.3
	32.6	32.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.7	8.5
Fidelity Short-Term Bond Fund	8.7	8.5
	17.4	17.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	40.5%
International Equity Funds	5.5%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.6%
Short-Term Funds	17.4%

Six months ago
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	17.0%

Expected
Domestic Equity Funds	40.1%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.8%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	18.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 46.0%
	Shares	Value
Domestic Equity Funds - 40.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,049	$ 91,546
Fidelity Disciplined Equity Fund	4,095	95,335
Fidelity Equity-Income Fund	2,120	94,043
Fidelity Large Cap Core Enhanced Index Fund	17,276	154,970
Fidelity Series 100 Index Fund	12,883	116,595
Fidelity Series Broad Market Opportunities Fund	14,839	152,838
Fidelity Series Small Cap Opportunities Fund	5,404	60,636
TOTAL DOMESTIC EQUITY FUNDS		765,963
International Equity Funds - 5.5%
Fidelity Advisor International Discovery Fund Institutional Class	3,061	102,936
TOTAL EQUITY FUNDS (Cost $797,205)		868,899
Fixed-Income Funds - 36.6%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund	3,893	37,255
Fidelity Strategic Income Fund	3,365	38,297
TOTAL HIGH YIELD FIXED-INCOME FUNDS		75,552

	Shares	Value
Investment Grade Fixed-Income Funds - 32.6%
Fidelity Government Income Fund	11,548	$ 123,328
Fidelity Strategic Real Return Fund	12,387	123,130
Fidelity Total Bond Fund	33,605	369,993
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		616,451
TOTAL FIXED-INCOME FUNDS (Cost $649,880)		692,003
Short-Term Funds - 17.4%

Fidelity Institutional Money Market Portfolio Institutional Class	164,304	164,304
Fidelity Short-Term Bond Fund	19,359	165,329
TOTAL SHORT-TERM FUNDS (Cost $325,980)		329,633
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,773,065)	1,890,535
NET OTHER ASSETS (LIABILITIES) - 0.0%	(136)
NET ASSETS - 100%	$ 1,890,399
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $134,792 of which $9,801, $66,647 and $58,344 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $1,773,065) - See accompanying schedule		$ 1,890,535
Cash		72
Total assets		1,890,607

Liabilities
Payable for investments purchased	$ 4
Distribution and service plan fees payable	204
Total liabilities		208

Net Assets		$ 1,890,399
Net Assets consist of:
Paid in capital		$ 1,937,792
Undistributed net investment income		362
Accumulated undistributed net realized gain (loss) on investments		(165,225)
Net unrealized appreciation (depreciation) on investments		117,470
Net Assets		$ 1,890,399

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($187,352 ÷ 3,758.0 shares)		$ 49.85

Maximum offering price per share (100/94.25 of $49.85)		$ 52.89

Class T: Net Asset Value and redemption price per share ($40,221 ÷ 806.5 shares)		$ 49.87

Maximum offering price per share (100/96.50 of $49.87)		$ 51.68

Class C: Net Asset Value and offering price per share ($171,805 ÷ 3,448.6 shares)A		$ 49.82

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,463,400 ÷ 29,350.7 shares)		$ 49.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,621 ÷ 554.0 shares)		$ 49.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 32,191

Expenses
Distribution and service plan fees	$ 2,557
Independent trustees' compensation	6
Total expenses before reductions	2,563
Expense reductions	(6)	2,557
Net investment income (loss)		29,634
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,024)
Capital gain distributions from underlying funds	9,534
Total net realized gain (loss)		(5,490)
Change in net unrealized appreciation (depreciation) on underlying funds		160,663
Net gain (loss)		155,173
Net increase (decrease) in net assets resulting from operations		$ 184,807

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,634	$ 30,872
Net realized gain (loss)	(5,490)	(37,364)
Change in net unrealized appreciation (depreciation)	160,663	180,425
Net increase (decrease) in net assets resulting from operations	184,807	173,933
Distributions to shareholders from net investment income	(29,693)	(30,833)
Distributions to shareholders from net realized gain	(7,078)	(4,233)
Total distributions	(36,771)	(35,066)
Share transactions - net increase (decrease)	206,846	87,922
Total increase (decrease) in net assets	354,882	226,789

Net Assets
Beginning of period	1,535,517	1,308,728
End of period (including undistributed net investment income of $362 and undistributed net investment income of $438, respectively)	$ 1,890,399	$ 1,535,517

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.41	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.809	.811	1.014	1.063
Net realized and unrealized gain (loss)	4.667	4.020	(5.004)	(2.884)
Total from investment operations	5.476	4.831	(3.990)	(1.821)
Distributions from net investment income	(.819)	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.036)	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Total ReturnB,C,D	12.13%	11.70%	(8.10)%	(3.77)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.66%	1.82%	2.62%	2.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187	$ 260	$ 287	$ 286
Portfolio turnover rate	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.685	.701	.919	.966
Net realized and unrealized gain (loss)	4.672	4.025	(5.010)	(2.903)
Total from investment operations	5.357	4.726	(4.091)	(1.937)
Distributions from net investment income	(.690)	(.676)	(.919)	(.923)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.907)	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Total ReturnB,C,D	11.85%	11.43%	(8.34)%	(3.99)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.41%	1.57%	2.37%	2.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40	$ 54	$ 69	$ 96
Portfolio turnover rate	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.38	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.443	.476	.726	.728
Net realized and unrealized gain (loss)	4.668	4.020	(5.005)	(2.903)
Total from investment operations	5.111	4.496	(4.279)	(2.175)
Distributions from net investment income	(.454)	(.456)	(.721)	(.725)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.671)	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Total ReturnB,C,D	11.30%	10.87%	(8.80)%	(4.45)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.91%	1.07%	1.87%	1.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 159	$ 147	$ 233
Portfolio turnover rate	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.933	.924	1.118	1.166
Net realized and unrealized gain (loss)	4.668	4.020	(5.011)	(2.868)
Total from investment operations	5.601	4.944	(3.893)	(1.702)
Distributions from net investment income	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Total ReturnB,C	12.41%	11.98%	(7.87)%	(3.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.91%	2.07%	2.87%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,463	$ 1,026	$ 749	$ 714
Portfolio turnover rate	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.930	.922	1.119	1.194
Net realized and unrealized gain (loss)	4.671	4.032	(5.022)	(2.896)
Total from investment operations	5.601	4.954	(3.903)	(1.702)
Distributions from net investment income	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Total ReturnB,C	12.41%	12.00%	(7.89)%	(3.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.91%	2.07%	2.87%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 37	$ 57	$ 97
Portfolio turnover rate	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.1	5.2
Fidelity Disciplined Equity Fund	5.3	5.4
Fidelity Equity-Income Fund	5.2	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.5	8.6
Fidelity Series 100 Index Fund	6.4	6.4
Fidelity Series Broad Market Opportunities Fund	8.4	8.6
Fidelity Series Small Cap Opportunities Fund	3.3	3.4
	42.2	43.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.3	6.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.2
Fidelity Strategic Income Fund	2.2	2.2
	4.4	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.1
Fidelity Strategic Real Return Fund	6.2	6.1
Fidelity Total Bond Fund	18.6	18.4
	31.0	30.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.0	7.8
Fidelity Short-Term Bond Fund	8.1	7.8
	16.1	15.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	42.2%
International Equity Funds	6.3%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	31.0%
Short-Term Funds	16.1%

Six months ago
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Expected
Domestic Equity Funds	42.2%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.3%
Short-Term Funds	16.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 48.5%
	Shares	Value
Domestic Equity Funds - 42.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,898	$ 106,934
Fidelity Disciplined Equity Fund	4,781	111,297
Fidelity Equity-Income Fund	2,473	109,722
Fidelity Large Cap Core Enhanced Index Fund	20,161	180,847
Fidelity Series 100 Index Fund	15,033	136,051
Fidelity Series Broad Market Opportunities Fund	17,322	178,417
Fidelity Series Small Cap Opportunities Fund	6,320	70,910
TOTAL DOMESTIC EQUITY FUNDS		894,178
International Equity Funds - 6.3%
Fidelity Advisor International Discovery Fund Institutional Class	3,941	132,532
TOTAL EQUITY FUNDS (Cost $1,010,950)		1,026,710
Fixed-Income Funds - 35.4%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	4,801	45,941
Fidelity Strategic Income Fund	4,151	47,240
TOTAL HIGH YIELD FIXED-INCOME FUNDS		93,181

	Shares	Value
Investment Grade Fixed-Income Funds - 31.0%
Fidelity Government Income Fund	12,311	$ 131,479
Fidelity Strategic Real Return Fund	13,203	131,240
Fidelity Total Bond Fund	35,788	394,031
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		656,750
TOTAL FIXED-INCOME FUNDS (Cost $726,483)		749,931
Short-Term Funds - 16.1%

Fidelity Institutional Money Market Portfolio Institutional Class	169,363	169,363
Fidelity Short-Term Bond Fund	19,953	170,401
TOTAL SHORT-TERM FUNDS (Cost $338,274)		339,764
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,075,707)	2,116,405
NET OTHER ASSETS (LIABILITIES) - 0.0%	(236)
NET ASSETS - 100%	$ 2,116,169
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $233,577 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $2,075,707) - See accompanying schedule		$ 2,116,405
Receivable for investments sold		823
Receivable for fund shares sold		176
Total assets		2,117,404

Liabilities
Payable for investments purchased	$ 163
Payable for fund shares redeemed	838
Distribution and service plan fees payable	234
Total liabilities		1,235

Net Assets		$ 2,116,169
Net Assets consist of:
Paid in capital		$ 2,329,399
Undistributed net investment income		405
Accumulated undistributed net realized gain (loss) on investments		(254,333)
Net unrealized appreciation (depreciation) on investments		40,698
Net Assets		$ 2,116,169

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,032 ÷ 2,181.2 shares)		$ 49.53

Maximum offering price per share (100/94.25 of $49.53)		$ 52.55

Class T: Net Asset Value and redemption price per share ($130,369 ÷ 2,632.2 shares)		$ 49.53

Maximum offering price per share (100/96.50 of $49.53)		$ 51.33

Class C: Net Asset Value and offering price per share ($184,116 ÷ 3,720.4 shares)A		$ 49.49

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,666,155 ÷ 33,638.7 shares)		$ 49.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,497 ÷ 555.2 shares)		$ 49.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 26,676

Expenses
Distribution and service plan fees	$ 2,604
Independent trustees' compensation	5
Total expenses before reductions	2,609
Expense reductions	(5)	2,604
Net investment income (loss)		24,072
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,602
Capital gain distributions from underlying funds	6,465
Total net realized gain (loss)		23,067
Change in net unrealized appreciation (depreciation) on underlying funds		89,707
Net gain (loss)		112,774
Net increase (decrease) in net assets resulting from operations		$ 136,846

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,072	$ 13,583
Net realized gain (loss)	23,067	(46,103)
Change in net unrealized appreciation (depreciation)	89,707	120,286
Net increase (decrease) in net assets resulting from operations	136,846	87,766
Distributions to shareholders from net investment income	(23,914)	(13,653)
Distributions to shareholders from net realized gain	(4,626)	(1,823)
Total distributions	(28,540)	(15,476)
Share transactions - net increase (decrease)	1,015,365	199,973
Total increase (decrease) in net assets	1,123,671	272,263

Net Assets
Beginning of period	992,498	720,235
End of period (including undistributed net investment income of $405 and undistributed net investment income of $259, respectively)	$ 2,116,169	$ 992,498

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.93	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.750	.743	1.042	1.076
Net realized and unrealized gain (loss)	4.846	4.098	(5.184)	(3.105)
Total from investment operations	5.596	4.841	(4.142)	(2.029)
Distributions from net investment income	(.796)	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.996)	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Total ReturnB,C,D	12.52%	11.87%	(8.56)%	(4.19)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.55%	1.68%	2.70%	2.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 45	$ 69	$ 131
Portfolio turnover rate	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.630	.638	.944	.966
Net realized and unrealized gain (loss)	4.851	4.092	(5.184)	(3.110)
Total from investment operations	5.481	4.730	(4.240)	(2.144)
Distributions from net investment income	(.671)	(.670)	(.930)	(.916)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.871)	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Total ReturnB,C,D	12.26%	11.59%	(8.79)%	(4.41)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.30%	1.44%	2.45%	2.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130	$ 116	$ 55	$ 96
Portfolio turnover rate	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.89	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.387	.412	.757	.723
Net realized and unrealized gain (loss)	4.848	4.087	(5.183)	(3.090)
Total from investment operations	5.235	4.499	(4.426)	(2.367)
Distributions from net investment income	(.435)	(.449)	(.724)	(.733)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.635)	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Total ReturnB,C,D	11.70%	11.01%	(9.25)%	(4.85)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.80%	.94%	1.95%	1.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 184	$ 174	$ 183	$ 485
Portfolio turnover rate	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.878	.856	1.138	1.168
Net realized and unrealized gain (loss)	4.844	4.091	(5.190)	(3.079)
Total from investment operations	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total ReturnB,C	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.80%	1.94%	2.95%	2.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,666	$ 622	$ 357	$ 783
Portfolio turnover rate	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.870	.855	1.136	1.196
Net realized and unrealized gain (loss)	4.852	4.092	(5.188)	(3.107)
Total from investment operations	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total ReturnB,C	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.80%	1.94%	2.95%	2.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	5.3
Fidelity Disciplined Equity Fund	5.4	5.5
Fidelity Equity-Income Fund	5.4	5.5
Fidelity Large Cap Core Enhanced Index Fund	8.8	8.9
Fidelity Series 100 Index Fund	6.7	6.6
Fidelity Series Broad Market Opportunities Fund	8.7	8.9
Fidelity Series Small Cap Opportunities Fund	3.5	3.5
	43.7	44.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.0	7.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.4
Fidelity Strategic Income Fund	2.4	2.3
	4.7	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	5.9
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	18.0	17.8
	30.0	29.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.3	7.1
Fidelity Short-Term Bond Fund	7.3	7.1
	14.6	14.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.7%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.0%
Short-Term Funds	14.6%

Six months ago
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

Expected
Domestic Equity Funds	43.6%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	14.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 50.7%
	Shares	Value
Domestic Equity Funds - 43.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	17,596	$ 319,008
Fidelity Disciplined Equity Fund	14,289	332,641
Fidelity Equity-Income Fund	7,396	328,096
Fidelity Large Cap Core Enhanced Index Fund	60,340	541,253
Fidelity Series 100 Index Fund	44,955	406,839
Fidelity Series Broad Market Opportunities Fund	51,796	533,504
Fidelity Series Small Cap Opportunities Fund	18,857	211,575
TOTAL DOMESTIC EQUITY FUNDS		2,672,916
International Equity Funds - 7.0%
Fidelity Advisor International Discovery Fund Institutional Class	12,762	429,191
TOTAL EQUITY FUNDS (Cost $2,893,214)		3,102,107
Fixed-Income Funds - 34.7%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	14,925	142,835
Fidelity Strategic Income Fund	12,928	147,120
TOTAL HIGH YIELD FIXED-INCOME FUNDS		289,955

	Shares	Value
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Government Income Fund	34,396	$ 367,347
Fidelity Strategic Real Return Fund	36,854	366,332
Fidelity Total Bond Fund	99,916	1,100,075
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,833,754
TOTAL FIXED-INCOME FUNDS (Cost $1,984,070)		2,123,709
Short-Term Funds - 14.6%

Fidelity Institutional Money Market Portfolio Institutional Class	447,019	447,019
Fidelity Short-Term Bond Fund	52,693	449,997
TOTAL SHORT-TERM FUNDS (Cost $887,417)		897,016
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,764,701)	6,122,832
NET OTHER ASSETS (LIABILITIES) - 0.0%	(121)
NET ASSETS - 100%	$ 6,122,711
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $600,001 of which $7,815, $381,761 and $210,425 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $5,764,701) - See accompanying schedule	$ 6,122,832
Cash	1
Total assets	6,122,833

Liabilities
Distribution and service plan fees payable	122

Net Assets	$ 6,122,711
Net Assets consist of:
Paid in capital	$ 6,478,326
Undistributed net investment income	1,283
Accumulated undistributed net realized gain (loss) on investments	(715,029)
Net unrealized appreciation (depreciation) on investments	358,131
Net Assets	$ 6,122,711

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($133,341 ÷ 2,671.2 shares)	$ 49.92

Maximum offering price per share (100/94.25 of $49.92)	$ 52.97

Class T: Net Asset Value and redemption price per share ($130,222 ÷ 2,607.4 shares)	$ 49.94

Maximum offering price per share (100/96.50 of $49.94)	$ 51.75

Class C: Net Asset Value and offering price per share ($48,899 ÷ 979.2 shares)A	$ 49.94

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,782,807 ÷ 115,831.5 shares)	$ 49.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,442 ÷ 549.7 shares)	$ 49.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 118,343

Expenses
Distribution and service plan fees	$ 2,069
Independent trustees' compensation	23
Total expenses before reductions	2,092
Expense reductions	(23)	2,069
Net investment income (loss)		116,274
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(40,097)
Capital gain distributions from underlying funds	35,036
Total net realized gain (loss)		(5,061)
Change in net unrealized appreciation (depreciation) on underlying funds		647,446
Net gain (loss)		642,385
Net increase (decrease) in net assets resulting from operations		$ 758,659

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,274	$ 130,949
Net realized gain (loss)	(5,061)	(193,465)
Change in net unrealized appreciation (depreciation)	647,446	828,403
Net increase (decrease) in net assets resulting from operations	758,659	765,887
Distributions to shareholders from net investment income	(116,717)	(131,065)
Distributions to shareholders from net realized gain	(25,763)	(16,965)
Total distributions	(142,480)	(148,030)
Share transactions - net increase (decrease)	(649,489)	(832,893)
Total increase (decrease) in net assets	(33,310)	(215,036)

Net Assets
Beginning of period	6,156,021	6,371,057
End of period (including undistributed net investment income of $1,283 and undistributed net investment income of $1,839, respectively)	$ 6,122,711	$ 6,156,021

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.17	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.802	.789	1.000	.966
Net realized and unrealized gain (loss)	4.972	4.116	(5.341)	(3.085)
Total from investment operations	5.774	4.905	(4.341)	(2.119)
Distributions from net investment income	(.815)	(.785)	(.979)	(.911)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.024)	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Total ReturnB,C,D	12.85%	11.96%	(8.93)%	(4.36)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.65%	1.78%	2.60%	2.16%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133	$ 359	$ 278	$ 371
Portfolio turnover rate	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.16	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.682	.678	.905	.847
Net realized and unrealized gain (loss)	4.975	4.107	(5.340)	(3.079)
Total from investment operations	5.657	4.785	(4.435)	(2.232)
Distributions from net investment income	(.668)	(.675)	(.875)	(.808)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.877)	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Total ReturnB,C,D	12.57%	11.66%	(9.15)%	(4.57)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.40%	1.53%	2.35%	1.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130	$ 328	$ 311	$ 606
Portfolio turnover rate	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.438	.454	.711	.639
Net realized and unrealized gain (loss)	4.974	4.117	(5.333)	(3.104)
Total from investment operations	5.412	4.571	(4.622)	(2.465)
Distributions from net investment income	(.453)	(.431)	(.678)	(.585)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.662)	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Total ReturnB,C,D	12.01%	11.13%	(9.60)%	(5.02)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.90%	1.02%	1.84%	1.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49	$ 51	$ 86	$ 150
Portfolio turnover rate	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.925	.900	1.087	1.067
Net realized and unrealized gain (loss)	4.965	4.115	(5.330)	(3.072)
Total from investment operations	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total ReturnB,C	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.90%	2.03%	2.85%	2.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,783	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.923	.899	1.097	1.101
Net realized and unrealized gain (loss)	4.967	4.116	(5.340)	(3.106)
Total from investment operations	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total ReturnB,C	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net AssetsE,H
Expenses before reductions F	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.90%	2.03%	2.85%	2.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.4
Fidelity Disciplined Equity Fund	5.6	5.7
Fidelity Equity-Income Fund	5.5	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.0	9.0
Fidelity Series 100 Index Fund	6.8	6.8
Fidelity Series Broad Market Opportunities Fund	8.9	9.0
Fidelity Series Small Cap Opportunities Fund	3.5	3.6
	44.6	45.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.8	8.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.5
	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.7
Fidelity Strategic Real Return Fund	5.8	5.7
Fidelity Total Bond Fund	17.4	17.1
	29.0	28.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.8	6.6
Fidelity Short-Term Bond Fund	6.8	6.7
	13.6	13.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.6%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.6%

Six months ago
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

Expected
Domestic Equity Funds	44.8%
International Equity Funds	7.6%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.3%
Short-Term Funds	13.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 52.4%
	Shares	Value
Domestic Equity Funds - 44.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,799	$ 232,051
Fidelity Disciplined Equity Fund	10,362	241,225
Fidelity Equity-Income Fund	5,369	238,151
Fidelity Large Cap Core Enhanced Index Fund	43,733	392,287
Fidelity Series 100 Index Fund	32,593	294,970
Fidelity Series Broad Market Opportunities Fund	37,578	387,050
Fidelity Series Small Cap Opportunities Fund	13,677	153,458
TOTAL DOMESTIC EQUITY FUNDS		1,939,192
International Equity Funds - 7.8%
Fidelity Advisor International Discovery Fund Institutional Class	10,085	339,163
TOTAL EQUITY FUNDS (Cost $2,131,023)		2,278,355
Fixed-Income Funds - 34.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	11,191	107,099
Fidelity Strategic Income Fund	9,671	110,054
TOTAL HIGH YIELD FIXED-INCOME FUNDS		217,153

	Shares	Value
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund	23,635	$ 252,421
Fidelity Strategic Real Return Fund	25,326	251,737
Fidelity Total Bond Fund	68,744	756,876
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,261,034
TOTAL FIXED-INCOME FUNDS (Cost $1,435,010)		1,478,187
Short-Term Funds - 13.6%

Fidelity Institutional Money Market Portfolio Institutional Class	293,874	293,874
Fidelity Short-Term Bond Fund	34,617	295,628
TOTAL SHORT-TERM FUNDS (Cost $586,052)		589,502
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,152,085)	4,346,044
NET OTHER ASSETS (LIABILITIES) - 0.0%	(251)
NET ASSETS - 100%	$ 4,345,793
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $119,726 of which $33,830 and $85,896 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $4,152,085) - See accompanying schedule	$ 4,346,044

Liabilities
Distribution and service plan fees payable	251

Net Assets	$ 4,345,793
Net Assets consist of:
Paid in capital	$ 4,322,386
Undistributed net investment income	793
Accumulated undistributed net realized gain (loss) on investments	(171,345)
Net unrealized appreciation (depreciation) on investments	193,959
Net Assets	$ 4,345,793

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,557 ÷ 1,441.26 shares)	$ 49.65

Maximum offering price per share (100/94.25 of $49.65)	$ 52.68

Class T: Net Asset Value and redemption price per share ($14,774 ÷ 297.44 shares)	$ 49.67

Maximum offering price per share (100/96.50 of $49.67)	$ 51.47

Class C: Net Asset Value and offering price per share ($270,005 ÷ 5,442.71 shares)A	$ 49.61

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($3,962,058 ÷ 79,813.06 shares)	$ 49.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,399 ÷ 551.93 shares)	$ 49.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 57,450

Expenses
Distribution and service plan fees	$ 2,450
Independent trustees' compensation	10
Total expenses before reductions	2,460
Expense reductions	(10)	2,450
Net investment income (loss)		55,000
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(23,045)
Capital gain distributions from underlying funds	15,030
Total net realized gain (loss)		(8,015)
Change in net unrealized appreciation (depreciation) on underlying funds		250,028
Net gain (loss)		242,013
Net increase (decrease) in net assets resulting from operations		$ 297,013

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,000	$ 14,472
Net realized gain (loss)	(8,015)	212
Change in net unrealized appreciation (depreciation)	250,028	65,683
Net increase (decrease) in net assets resulting from operations	297,013	80,367
Distributions to shareholders from net investment income	(54,641)	(14,213)
Distributions to shareholders from net realized gain	(10,723)	(1,857)
Total distributions	(65,364)	(16,070)
Share transactions - net increase (decrease)	2,153,245	1,233,775
Total increase (decrease) in net assets	2,384,894	1,298,072

Net Assets
Beginning of period	1,960,899	662,827
End of period (including undistributed net investment income of $793 and undistributed net investment income of $439, respectively)	$ 4,345,793	$ 1,960,899

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.791	.718	.978	1.034
Net realized and unrealized gain (loss)	5.066	4.180	(5.404)	(3.239)
Total from investment operations	5.857	4.898	(4.426)	(2.205)
Distributions from net investment income	(.801)	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.977)	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Total ReturnB,C,D	13.15%	12.08%	(9.22)%	(4.55)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.63%	1.63%	2.57%	2.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 66	$ 55	$ 95
Portfolio turnover rate	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.78	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.655	.603	.881	.920
Net realized and unrealized gain (loss)	5.076	4.182	(5.402)	(3.234)
Total from investment operations	5.731	4.785	(4.521)	(2.314)
Distributions from net investment income	(.665)	(.590)	(.909)	(.886)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.841)	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Total ReturnB,C,D	12.85%	11.79%	(9.45)%	(4.76)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.38%	1.37%	2.32%	2.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15	$ 45	$ 71	$ 95
Portfolio turnover rate	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.75	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.428	.385	.693	.682
Net realized and unrealized gain (loss)	5.060	4.185	(5.400)	(3.227)
Total from investment operations	5.488	4.570	(4.707)	(2.545)
Distributions from net investment income	(.452)	(.385)	(.713)	(.685)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.628)	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Total ReturnB,C,D	12.30%	11.26%	(9.91)%	(5.21)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.88%	.88%	1.82%	1.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 270	$ 186	$ 178	$ 297
Portfolio turnover rate	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.76	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.917	.821	1.101	1.117
Net realized and unrealized gain (loss)	5.062	4.178	(5.429)	(3.209)
Total from investment operations	5.979	4.999	(4.328)	(2.092)
Distributions from net investment income	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Total ReturnB,C	13.43%	12.34%	(8.99)%	(4.33)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.88%	1.88%	2.82%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,962	$ 1,628	$ 303	$ 653
Portfolio turnover rate	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.911	.825	1.074	1.149
Net realized and unrealized gain (loss)	5.058	4.184	(5.402)	(3.241)
Total from investment operations	5.969	5.009	(4.328)	(2.092)
Distributions from net investment income	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Total ReturnB,C	13.41%	12.36%	(8.99)%	(4.33)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.88%	1.88%	2.82%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 36	$ 55	$ 96
Portfolio turnover rate	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.5
Fidelity Disciplined Equity Fund	5.6	5.8
Fidelity Equity-Income Fund	5.6	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.2	9.2
Fidelity Series 100 Index Fund	6.9	6.9
Fidelity Series Broad Market Opportunities Fund	9.0	9.2
Fidelity Series Small Cap Opportunities Fund	3.6	3.7
	45.3	46.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.4	8.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.7	2.6
	5.3	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	17.0	16.7
	28.3	27.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.3	6.1
Fidelity Short-Term Bond Fund	6.4	6.0
	12.7	12.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.3%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	12.7%

Six months ago
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.1%

Expected
Domestic Equity Funds	45.6%
International Equity Funds	8.3%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.2%
Short-Term Funds	12.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 53.7%
	Shares	Value
Domestic Equity Funds - 45.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	4,677	$ 84,790
Fidelity Disciplined Equity Fund	3,823	89,010
Fidelity Equity-Income Fund	1,975	87,630
Fidelity Large Cap Core Enhanced Index Fund	16,216	145,455
Fidelity Series 100 Index Fund	12,043	108,985
Fidelity Series Broad Market Opportunities Fund	13,822	142,370
Fidelity Series Small Cap Opportunities Fund	5,068	56,868
TOTAL DOMESTIC EQUITY FUNDS		715,108
International Equity Funds - 8.4%
Fidelity Advisor International Discovery Fund Institutional Class	3,962	133,251
TOTAL EQUITY FUNDS (Cost $710,799)		848,359
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	4,260	40,772
Fidelity Strategic Income Fund	3,738	42,535
TOTAL HIGH YIELD FIXED-INCOME FUNDS		83,307

	Shares	Value
Investment Grade Fixed-Income Funds - 28.3%
Fidelity Government Income Fund	8,409	$ 89,804
Fidelity Strategic Real Return Fund	8,905	88,517
Fidelity Total Bond Fund	24,415	268,810
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		447,131
TOTAL FIXED-INCOME FUNDS (Cost $512,270)		530,438
Short-Term Funds - 12.7%

Fidelity Institutional Money Market Portfolio Institutional Class	99,673	99,673
Fidelity Short-Term Bond Fund	11,771	100,522
TOTAL SHORT-TERM FUNDS (Cost $199,272)		200,195
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,422,341)	1,578,992
NET OTHER ASSETS (LIABILITIES) - 0.0%	(76)
NET ASSETS - 100%	$ 1,578,916
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $160,350 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $1,422,341) - See accompanying schedule	$ 1,578,992

Liabilities
Distribution and service plan fees payable	76

Net Assets	$ 1,578,916
Net Assets consist of:
Paid in capital	$ 1,583,929
Undistributed net investment income	290
Accumulated undistributed net realized gain (loss) on investments	(161,954)
Net unrealized appreciation (depreciation) on investments	156,651
Net Assets	$ 1,578,916

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($213,829 ÷ 4,357.23 shares)	$ 49.07

Maximum offering price per share (100/94.25 of $49.07)	$ 52.06

Class T: Net Asset Value and redemption price per share ($26,761 ÷ 545.05 shares)	$ 49.10

Maximum offering price per share (100/96.50 of $49.10)	$ 50.88

Class C: Net Asset Value and offering price per share ($22,168 ÷ 451.28 shares)A	$ 49.12

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($1,297,438 ÷ 26,433.69 shares)	$ 49.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,720 ÷ 381.40 shares)	$ 49.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 40,022

Expenses
Distribution and service plan fees	$ 967
Independent trustees' compensation	7
Total expenses before reductions	974
Expense reductions	(7)	967
Net investment income (loss)		39,055
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	193,243
Capital gain distributions from underlying funds	11,771
Total net realized gain (loss)		205,014
Change in net unrealized appreciation (depreciation) on underlying funds		10,190
Net gain (loss)		215,204
Net increase (decrease) in net assets resulting from operations		$ 254,259

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,055	$ 18,688
Net realized gain (loss)	205,014	(147,241)
Change in net unrealized appreciation (depreciation)	10,190	292,353
Net increase (decrease) in net assets resulting from operations	254,259	163,800
Distributions to shareholders from net investment income	(39,246)	(18,690)
Distributions to shareholders from net realized gain	(8,488)	(2,138)
Total distributions	(47,734)	(20,828)
Share transactions - net increase (decrease)	(344,791)	(49,316)
Total increase (decrease) in net assets	(138,266)	93,656

Net Assets
Beginning of period	1,717,182	1,623,526
End of period (including undistributed net investment income of $290 and undistributed net investment income of $493, respectively)	$ 1,578,916	$ 1,717,182

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.796	.727	.930	1.019
Net realized and unrealized gain (loss)	5.086	4.154	(5.570)	(3.322)
Total from investment operations	5.882	4.881	(4.640)	(2.303)
Distributions from net investment income	(.812)	(.796)	(.960)	(.987)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.002)	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Total ReturnB,C,D	13.38%	12.19%	(9.66)%	(4.75)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.66%	1.67%	2.43%	2.27%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 214	$ 200	$ 183	$ 402
Portfolio turnover rate	45%	95%	82%	23%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.20	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.676	.620	.821	.918
Net realized and unrealized gain (loss)	5.107	4.147	(5.548)	(3.339)
Total from investment operations	5.783	4.767	(4.727)	(2.421)
Distributions from net investment income	(.693)	(.682)	(.863)	(.869)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.883)	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Total ReturnB,C,D	13.14%	11.90%	(9.88)%	(4.98)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.41%	1.43%	2.18%	2.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	45%	95%	82%	23%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.22	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.434	.403	.624	.690
Net realized and unrealized gain (loss)	5.102	4.143	(5.532)	(3.342)
Total from investment operations	5.536	4.546	(4.908)	(2.652)
Distributions from net investment income	(.446)	(.451)	(.662)	(.648)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.636)	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Total ReturnB,C,D	12.55%	11.33%	(10.32)%	(5.42)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.91%	.93%	1.68%	1.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22	$ 29	$ 46	$ 95
Portfolio turnover rate	45%	95%	82%	23%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.918	.832	1.014	1.122
Net realized and unrealized gain (loss)	5.095	4.147	(5.557)	(3.310)
Total from investment operations	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total ReturnB,C	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.91%	1.92%	2.68%	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,297	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	45%	95%	82%	23%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.904	.834	1.009	1.147
Net realized and unrealized gain (loss)	5.109	4.145	(5.552)	(3.335)
Total from investment operations	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total ReturnB,C	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.91%	1.92%	2.68%	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 61	$ 55	$ 96
Portfolio turnover rate	45%	95%	82%	23%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.6
Fidelity Disciplined Equity Fund	5.8	5.8
Fidelity Equity-Income Fund	5.7	5.9
Fidelity Large Cap Core Enhanced Index Fund	9.4	9.4
Fidelity Series 100 Index Fund	7.0	7.0
Fidelity Series Broad Market Opportunities Fund	9.2	9.4
Fidelity Series Small Cap Opportunities Fund	3.7	3.7
	46.3	46.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.4	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.8	2.7
	5.5	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.5
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.7	16.6
	27.8	27.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.5	5.3
Fidelity Short-Term Bond Fund	5.5	5.3
	11.0	10.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.3%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	11.0%

Six months ago
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.6%

Expected
Domestic Equity Funds	46.4%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 55.7%
	Shares	Value
Domestic Equity Funds - 46.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,828	$ 123,787
Fidelity Disciplined Equity Fund	5,540	128,972
Fidelity Equity-Income Fund	2,870	127,323
Fidelity Large Cap Core Enhanced Index Fund	23,376	209,683
Fidelity Series 100 Index Fund	17,425	157,695
Fidelity Series Broad Market Opportunities Fund	20,065	206,672
Fidelity Series Small Cap Opportunities Fund	7,304	81,955
TOTAL DOMESTIC EQUITY FUNDS		1,036,087
International Equity Funds - 9.4%
Fidelity Advisor International Discovery Fund Institutional Class	6,262	210,595
TOTAL EQUITY FUNDS (Cost $1,028,008)		1,246,682
Fixed-Income Funds - 33.3%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	6,338	60,652
Fidelity Strategic Income Fund	5,475	62,309
TOTAL HIGH YIELD FIXED-INCOME FUNDS		122,961

	Shares	Value
Investment Grade Fixed-Income Funds - 27.8%
Fidelity Government Income Fund	11,700	$ 124,954
Fidelity Strategic Real Return Fund	12,543	124,674
Fidelity Total Bond Fund	33,979	374,113
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		623,741
TOTAL FIXED-INCOME FUNDS (Cost $679,154)		746,702
Short-Term Funds - 11.0%

Fidelity Institutional Money Market Portfolio Institutional Class	123,107	123,107
Fidelity Short-Term Bond Fund	14,496	123,800
TOTAL SHORT-TERM FUNDS (Cost $243,107)		246,907
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,950,269)	2,240,291
NET OTHER ASSETS (LIABILITIES) - 0.0%	(33)
NET ASSETS - 100%	$ 2,240,258
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $106,484 of which $62,824 and $43,660 will expire in fiscal 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $1,950,269) - See accompanying schedule	$ 2,240,291

Liabilities
Distribution and service plan fees payable	33

Net Assets	$ 2,240,258
Net Assets consist of:
Paid in capital	$ 2,093,614
Undistributed net investment income	426
Accumulated undistributed net realized gain (loss) on investments	(143,804)
Net unrealized appreciation (depreciation) on investments	290,022
Net Assets	$ 2,240,258

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,223.1 ÷ 409.92 shares)	$ 49.33

Maximum offering price per share (100/94.25 of $49.33)	$ 52.34

Class T: Net Asset Value and redemption price per share ($26,613.4 ÷ 539.42 shares)	$ 49.34

Maximum offering price per share (100/96.50 of $49.34)	$ 51.13

Class C: Net Asset Value and offering price per share ($20,147.3 ÷ 408.12 shares)A	$ 49.37

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($2,066,283.9 ÷ 41,902.71 shares)	$ 49.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($106,990.6 ÷ 2,169.54 shares)	$ 49.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 38,012

Expenses
Distribution and service plan fees	$ 444
Independent trustees' compensation	7
Total expenses before reductions	451
Expense reductions	(7)	444
Net investment income (loss)		37,568
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,325)
Capital gain distributions from underlying funds	10,953
Total net realized gain (loss)		628
Change in net unrealized appreciation (depreciation) on underlying funds		213,839
Net gain (loss)		214,467
Net increase (decrease) in net assets resulting from operations		$ 252,035

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,568	$ 38,285
Net realized gain (loss)	628	(69,132)
Change in net unrealized appreciation (depreciation)	213,839	253,583
Net increase (decrease) in net assets resulting from operations	252,035	222,736
Distributions to shareholders from net investment income	(37,649)	(38,318)
Distributions to shareholders from net realized gain	(8,111)	(8,464)
Total distributions	(45,760)	(46,782)
Share transactions - net increase (decrease)	179,595	(216,059)
Total increase (decrease) in net assets	385,870	(40,105)

Net Assets
Beginning of period	1,854,388	1,894,493
End of period (including undistributed net investment income of $426 and undistributed net investment income of $518, respectively)	$ 2,240,258	$ 1,854,388

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.799	.753	.923	.994
Net realized and unrealized gain (loss)	5.233	4.174	(5.753)	(3.438)
Total from investment operations	6.032	4.927	(4.830)	(2.444)
Distributions from net investment income	(.772)	(.758)	(.890)	(.956)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.972)	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Total ReturnB,C,D	13.69%	12.29%	(10.20)%	(5.04)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.26%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.25%A
Expenses net of all reductions	.25%	.25%	.26%	.25%A
Net investment income (loss)	1.66%	1.73%	2.46%	2.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20	$ 27	$ 63	$ 138
Portfolio turnover rate	39%	22%	46%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.681	.645	.828	.875
Net realized and unrealized gain (loss)	5.247	4.175	(5.757)	(3.431)
Total from investment operations	5.928	4.820	(4.929)	(2.556)
Distributions from net investment income	(.658)	(.651)	(.791)	(.844)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.858)	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Total ReturnB,C,D	13.45%	12.01%	(10.44)%	(5.25)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.51%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.50%A
Expenses net of all reductions	.50%	.50%	.51%	.50%A
Net investment income (loss)	1.42%	1.48%	2.21%	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	39%	22%	46%	12%A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.30	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.439	.426	.631	.658
Net realized and unrealized gain (loss)	5.239	4.185	(5.740)	(3.448)
Total from investment operations	5.678	4.611	(5.109)	(2.790)
Distributions from net investment income	(.408)	(.422)	(.591)	(.620)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.608)	(.611)	(.981)	(.820)
Net asset value, end of period	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Total ReturnB,C,D	12.85%	11.47%	(10.88)%	(5.70)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.01%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.00%A
Net investment income (loss)	.91%	.98%	1.71%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20	$ 27	$ 41	$ 94
Portfolio turnover rate	39%	22%	46%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.26	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.921	.862	.988	1.090
Net realized and unrealized gain (loss)	5.227	4.183	(5.729)	(3.425)
Total from investment operations	6.148	5.045	(4.741)	(2.335)
Distributions from net investment income	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Total ReturnB,C	13.97%	12.59%	(9.98)%	(4.83)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.00%F	.00%F	.01%	.00%A,F
Expenses net of fee waivers, if any	.00%	.00%	.01%	.00%A
Expenses net of all reductions	.00%	.00%	.01%	.00%A
Net investment income (loss)	1.92%	1.98%	2.71%	2.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,066	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	39%	22%	46%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.26	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.922	.860	1.002	1.114
Net realized and unrealized gain (loss)	5.226	4.185	(5.753)	(3.439)
Total from investment operations	6.148	5.045	(4.751)	(2.325)
Distributions from net investment income	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Total ReturnB,C	13.97%	12.59%	(10.00)%	(4.81)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.00% F	.00% F	.01%	.00%A, F
Expenses net of fee waivers, if any	.00%	.00%	.01%	.00%A
Expenses net of all reductions	.00%	.00%	.01%	.00%A
Net investment income (loss)	1.92%	1.98%	2.71%	2.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 94	$ 108	$ 95
Portfolio turnover rate	39%	22%	46%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.7
Fidelity Disciplined Equity Fund	5.8	6.0
Fidelity Equity-Income Fund	5.8	6.0
Fidelity Large Cap Core Enhanced Index Fund	9.5	9.6
Fidelity Series 100 Index Fund	7.2	7.2
Fidelity Series Broad Market Opportunities Fund	9.4	9.5
Fidelity Series Small Cap Opportunities Fund	3.7	3.8
	47.0	47.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.3	10.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	2.9
Fidelity Strategic Income Fund	2.9	2.8
	5.8	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.3	16.0
	27.1	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.9	4.7
Fidelity Short-Term Bond Fund	4.9	4.7
	9.8	9.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	47.0%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	9.8%

Six months ago
Domestic Equity Funds	47.8%
International Equity Funds	10.4%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

Expected
Domestic Equity Funds	47.2%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 57.3%
	Shares	Value
Domestic Equity Funds - 47.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,279	$ 168,225
Fidelity Disciplined Equity Fund	7,538	175,492
Fidelity Equity-Income Fund	3,902	173,114
Fidelity Large Cap Core Enhanced Index Fund	31,736	284,669
Fidelity Series 100 Index Fund	23,697	214,461
Fidelity Series Broad Market Opportunities Fund	27,293	281,115
Fidelity Series Small Cap Opportunities Fund	9,947	111,604
TOTAL DOMESTIC EQUITY FUNDS		1,408,680
International Equity Funds - 10.3%
Fidelity Advisor International Discovery Fund Institutional Class	9,198	309,320
TOTAL EQUITY FUNDS (Cost $1,739,063)		1,718,000
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	8,916	85,326
Fidelity Strategic Income Fund	7,702	87,653
TOTAL HIGH YIELD FIXED-INCOME FUNDS		172,979

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund	15,232	$ 162,680
Fidelity Strategic Real Return Fund	16,331	162,335
Fidelity Total Bond Fund	44,194	486,575
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		811,590
TOTAL FIXED-INCOME FUNDS (Cost $961,707)		984,569
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Institutional Class	146,429	146,429
Fidelity Short-Term Bond Fund	17,244	147,265
TOTAL SHORT-TERM FUNDS (Cost $293,013)		293,694
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,993,783)	2,996,263
NET OTHER ASSETS (LIABILITIES) - 0.0%	(248)
NET ASSETS - 100%	$ 2,996,015
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $206,608 of which $19,968, $183,763 and $2,877 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $2,993,783) - See accompanying schedule		$ 2,996,263
Cash		75
Total assets		2,996,338

Liabilities
Payable for investments purchased	$ 6
Distribution and service plan fees payable	317
Total liabilities		323

Net Assets		$ 2,996,015
Net Assets consist of:
Paid in capital		$ 3,215,676
Undistributed net investment income		528
Accumulated undistributed net realized gain (loss) on investments		(222,669)
Net unrealized appreciation (depreciation) on investments		2,480
Net Assets		$ 2,996,015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,272 ÷ 639.31 shares)		$ 48.92

Maximum offering price per share (100/94.25 of $48.92)		$ 51.90

Class T: Net Asset Value and redemption price per share ($287,732 ÷ 5,884.83 shares)		$ 48.89

Maximum offering price per share (100/96.50 of $48.89)		$ 50.66

Class C: Net Asset Value and offering price per share ($215,963 ÷ 4,417.96 shares)A		$ 48.88

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($2,433,382 ÷ 49,755.66 shares)		$ 48.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,666 ÷ 565.71 shares)		$ 48.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 37,375

Expenses
Distribution and service plan fees	$ 2,913
Independent trustees' compensation	6
Total expenses before reductions	2,919
Expense reductions	(6)	2,913
Net investment income (loss)		34,462
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,103
Capital gain distributions from underlying funds	9,107
Total net realized gain (loss)		25,210
Change in net unrealized appreciation (depreciation) on underlying funds		122,897
Net gain (loss)		148,107
Net increase (decrease) in net assets resulting from operations		$ 182,569

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,462	$ 19,710
Net realized gain (loss)	25,210	(40,612)
Change in net unrealized appreciation (depreciation)	122,897	163,539
Net increase (decrease) in net assets resulting from operations	182,569	142,637
Distributions to shareholders from net investment income	(34,152)	(19,743)
Distributions to shareholders from net realized gain	(6,329)	(3,949)
Total distributions	(40,481)	(23,692)
Share transactions - net increase (decrease)	1,729,093	(128,803)
Total increase (decrease) in net assets	1,871,181	(9,858)

Net Assets
Beginning of period	1,124,834	1,134,692
End of period (including undistributed net investment income of $528 and undistributed net investment income of $253, respectively)	$ 2,996,015	$ 1,124,834

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.811	.748	.937	.951
Net realized and unrealized gain (loss)	5.306	4.178	(6.127)	(3.464)
Total from investment operations	6.117	4.926	(5.190)	(2.513)
Distributions from net investment income	(.771)	(.752)	(.940)	(.897)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.927)	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Total ReturnB,C,D	14.05%	12.46%	(10.72)%	(5.17)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.70%	1.74%	2.52%	2.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 40	$ 54	$ 95
Portfolio turnover rate	19%	26%	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.72	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.693	.639	.844	.823
Net realized and unrealized gain (loss)	5.287	4.183	(6.122)	(3.449)
Total from investment operations	5.980	4.822	(5.278)	(2.626)
Distributions from net investment income	(.654)	(.648)	(.852)	(.794)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.810)	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Total ReturnB,C,D	13.73%	12.19%	(10.93)%	(5.39)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.45%	1.49%	2.28%	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 288	$ 265	$ 265	$ 384
Portfolio turnover rate	19%	26%	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.74	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.454	.424	.655	.609
Net realized and unrealized gain (loss)	5.293	4.179	(6.114)	(3.465)
Total from investment operations	5.747	4.603	(5.459)	(2.856)
Distributions from net investment income	(.451)	(.429)	(.651)	(.564)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.607)	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Total ReturnB,C,D	13.17%	11.61%	(11.38)%	(5.82)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.95%	.99%	1.77%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 216	$ 119	$ 116	$ 94
Portfolio turnover rate	19%	26%	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.939	.854	1.034	1.043
Net realized and unrealized gain (loss)	5.291	4.183	(6.126)	(3.445)
Total from investment operations	6.230	5.037	(5.092)	(2.402)
Distributions from net investment income	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Total ReturnB,C	14.32%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.95%	1.99%	2.78%	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,433	$ 598	$ 632	$ 986
Portfolio turnover rate	19%	26%	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.929	.851	1.031	1.064
Net realized and unrealized gain (loss)	5.291	4.186	(6.123)	(3.466)
Total from investment operations	6.220	5.037	(5.092)	(2.402)
Distributions from net investment income	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Total ReturnB,C	14.30%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.95%	1.99%	2.78%	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 103	$ 67	$ 119
Portfolio turnover rate	19%	26%	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	5.9
Fidelity Disciplined Equity Fund	6.0	6.1
Fidelity Equity-Income Fund	5.9	6.1
Fidelity Large Cap Core Enhanced Index Fund	9.8	9.8
Fidelity Series 100 Index Fund	7.4	7.3
Fidelity Series Broad Market Opportunities Fund	9.6	9.8
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	48.3	48.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.3	11.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.1
Fidelity Strategic Income Fund	3.1	3.0
	6.1	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.2
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	16.0	15.8
	26.6	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.8	3.7
Fidelity Short-Term Bond Fund	3.9	3.6
	7.7	7.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	48.3%
International Equity Funds	11.3%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	7.7%

Six months ago
Domestic Equity Funds	48.9%
International Equity Funds	11.4%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	7.3%

Expected
Domestic Equity Funds	48.3%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	8.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 59.6%
	Shares	Value
Domestic Equity Funds - 48.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,118	$ 92,788
Fidelity Disciplined Equity Fund	4,153	96,677
Fidelity Equity-Income Fund	2,150	95,389
Fidelity Large Cap Core Enhanced Index Fund	17,538	157,316
Fidelity Series 100 Index Fund	13,075	118,326
Fidelity Series Broad Market Opportunities Fund	15,054	155,053
Fidelity Series Small Cap Opportunities Fund	5,489	61,591
TOTAL DOMESTIC EQUITY FUNDS		777,140
International Equity Funds - 11.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,379	180,901
TOTAL EQUITY FUNDS (Cost $762,757)		958,041
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	5,041	48,246
Fidelity Strategic Income Fund	4,364	49,666
TOTAL HIGH YIELD FIXED-INCOME FUNDS		97,912

	Shares	Value
Investment Grade Fixed-Income Funds - 26.6%
Fidelity Government Income Fund	8,023	$ 85,688
Fidelity Strategic Real Return Fund	8,598	85,464
Fidelity Total Bond Fund	23,309	256,630
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		427,782
TOTAL FIXED-INCOME FUNDS (Cost $476,587)		525,694
Short-Term Funds - 7.7%

Fidelity Institutional Money Market Portfolio Institutional Class	61,645	61,645
Fidelity Short-Term Bond Fund	7,264	62,037
TOTAL SHORT-TERM FUNDS (Cost $121,635)		123,682
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,360,979)	1,607,417
NET OTHER ASSETS (LIABILITIES) - 0.0%	(84)
NET ASSETS - 100%	$ 1,607,333
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $60,057 of which $11,570 and $48,487 will expire in fiscal 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2012 approximately $18,954 of losses recognized during the period November 1, 2010 to July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $1,360,979) - See accompanying schedule	$ 1,607,417
Cash	39
Total assets	1,607,456

Liabilities
Distribution and service plan fees payable	123

Net Assets	$ 1,607,333
Net Assets consist of:
Paid in capital	$ 1,455,086
Undistributed net investment income	293
Accumulated undistributed net realized gain (loss) on investments	(94,484)
Net unrealized appreciation (depreciation) on investments	246,438
Net Assets	$ 1,607,333

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,321 ÷ 712.14 shares)	$ 48.19

Maximum offering price per share (100/94.25 of $48.19)	$ 51.13

Class T: Net Asset Value and redemption price per share ($126,704 ÷ 2,629.50 shares)	$ 48.19

Maximum offering price per share (100/96.50 of $48.19)	$ 49.94

Class C: Net Asset Value and offering price per share ($72,462 ÷ 1,504.20 shares)A	$ 48.17

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,344,885 ÷ 27,907.21 shares)	$ 48.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,961 ÷ 601.00 shares)	$ 48.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 40,965

Expenses
Distribution and service plan fees	$ 1,096
Independent trustees' compensation	7
Total expenses before reductions	1,103
Expense reductions	(7)	1,096
Net investment income (loss)		39,869
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(24,408)
Capital gain distributions from underlying funds	13,137
Total net realized gain (loss)		(11,271)
Change in net unrealized appreciation (depreciation) on underlying funds		277,762
Net gain (loss)		266,491
Net increase (decrease) in net assets resulting from operations		$ 306,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,869	$ 44,672
Net realized gain (loss)	(11,271)	(45,293)
Change in net unrealized appreciation (depreciation)	277,762	254,403
Net increase (decrease) in net assets resulting from operations	306,360	253,782
Distributions to shareholders from net investment income	(40,181)	(44,437)
Distributions to shareholders from net realized gain	(9,861)	(9,084)
Total distributions	(50,042)	(53,521)
Share transactions - net increase (decrease)	(897,193)	597,064
Total increase (decrease) in net assets	(640,875)	797,325

Net Assets
Beginning of period	2,248,208	1,450,883
End of period (including undistributed net investment income of $293 and undistributed net investment income of $618, respectively)	$ 1,607,333	$ 2,248,208

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.01	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.858	.744	.856	.442
Net realized and unrealized gain (loss)	5.317	4.191	(6.093)	(4.811)
Total from investment operations	6.175	4.935	(5.237)	(4.369)
Distributions from net investment income	(.802)	(.710)	(.873)	(.371)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.995)	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Total ReturnB,C,D	14.43%	12.72%	(11.24)%	(8.76)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.82%	1.76%	2.44%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34	$ 32	$ 115	$ 91
Portfolio turnover rate	19%	23%	41%	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.01	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.736	.636	.791	.373
Net realized and unrealized gain (loss)	5.326	4.191	(6.111)	(4.809)
Total from investment operations	6.062	4.827	(5.320)	(4.436)
Distributions from net investment income	(.689)	(.612)	(.780)	(.304)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.882)	(.777)	(.980)	(.304)
Net asset value, end of period	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Total ReturnB,C,D	14.15%	12.43%	(11.45)%	(8.89)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.57%	1.50%	2.20%	1.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127	$ 37	$ 57	$ 91
Portfolio turnover rate	19%	23%	41%	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.98	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.505	.424	.611	.233
Net realized and unrealized gain (loss)	5.319	4.192	(6.107)	(4.812)
Total from investment operations	5.824	4.616	(5.496)	(4.579)
Distributions from net investment income	(.441)	(.421)	(.594)	(.181)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.634)	(.586)	(.794)	(.181)
Net asset value, end of period	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Total ReturnB,C,D	13.59%	11.87%	(11.89)%	(9.17)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.08%	1.01%	1.70%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 91	$ 57	$ 91
Portfolio turnover rate	19%	23%	41%	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.00	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.969	.849	.965	.502
Net realized and unrealized gain (loss)	5.332	4.187	(6.112)	(4.795)
Total from investment operations	6.301	5.036	(5.147)	(4.293)
Distributions from net investment income	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Total ReturnB,C	14.74%	12.99%	(11.02)%	(8.61)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.07%	2.01%	2.69%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,345	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	19%	23%	41%	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.00	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.973	.848	.974	.511
Net realized and unrealized gain (loss)	5.328	4.188	(6.111)	(4.814)
Total from investment operations	6.301	5.036	(5.137)	(4.303)
Distributions from net investment income	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Total ReturnB,C	14.74%	12.99%	(11.00)%	(8.63)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.07%	2.01%	2.69%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 38	$ 58	$ 91
Portfolio turnover rate	19%	23%	41%	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	6.0
Fidelity Disciplined Equity Fund	6.2	6.3
Fidelity Equity-Income Fund	6.1	6.3
Fidelity Large Cap Core Enhanced Index Fund	10.0	10.1
Fidelity Series 100 Index Fund	7.6	7.5
Fidelity Series Broad Market Opportunities Fund	9.9	10.1
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	49.6	50.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.4	12.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.2
Fidelity Strategic Income Fund	3.3	3.2
	6.5	6.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.2
Fidelity Strategic Real Return Fund	5.3	5.2
Fidelity Total Bond Fund	15.9	15.7
	26.5	26.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.5	2.3
Fidelity Short-Term Bond Fund	2.5	2.3
	5.0	4.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	49.6%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	5.0%

Six months ago
Domestic Equity Funds	50.3%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.6%

Expected
Domestic Equity Funds	49.6%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	5.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 62.0%
	Shares	Value
Domestic Equity Funds - 49.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,020	$ 127,280
Fidelity Disciplined Equity Fund	5,701	132,715
Fidelity Equity-Income Fund	2,950	130,883
Fidelity Large Cap Core Enhanced Index Fund	24,065	215,864
Fidelity Series 100 Index Fund	17,937	162,333
Fidelity Series Broad Market Opportunities Fund	20,636	212,552
Fidelity Series Small Cap Opportunities Fund	7,523	84,413
TOTAL DOMESTIC EQUITY FUNDS		1,066,040
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	7,906	265,877
TOTAL EQUITY FUNDS (Cost $1,197,286)		1,331,917
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	7,179	68,705
Fidelity Strategic Income Fund	6,211	70,685
TOTAL HIGH YIELD FIXED-INCOME FUNDS		139,390

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	10,696	$ 114,230
Fidelity Strategic Real Return Fund	11,457	113,878
Fidelity Total Bond Fund	31,110	342,525
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		570,633
TOTAL FIXED-INCOME FUNDS (Cost $678,608)		710,023
Short-Term Funds - 5.0%

Fidelity Institutional Money Market Portfolio Institutional Class	54,026	54,026
Fidelity Short-Term Bond Fund	6,366	54,367
TOTAL SHORT-TERM FUNDS (Cost $107,704)		108,393
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,983,598)	2,150,333
NET OTHER ASSETS (LIABILITIES) - 0.0%	(104)
NET ASSETS - 100%	$ 2,150,229
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $169,960 of which $763, $152,507 and $16,690 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $1,983,598) - See accompanying schedule		$ 2,150,333
Cash		39
Receivable for fund shares sold		1,283
Total assets		2,151,655

Liabilities
Payable for investments purchased	$ 1,284
Distribution and service plan fees payable	142
Total liabilities		1,426

Net Assets		$ 2,150,229
Net Assets consist of:
Paid in capital		$ 2,178,799
Undistributed net investment income		368
Accumulated undistributed net realized gain (loss) on investments		(195,673)
Net unrealized appreciation (depreciation) on investments		166,735
Net Assets		$ 2,150,229

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,688 ÷ 1,975.33 shares)		$ 48.44

Maximum offering price per share (100/94.25 of $48.44)		$ 51.40

Class T: Net Asset Value and redemption price per share ($130,505 ÷ 2,694.83 shares)		$ 48.43

Maximum offering price per share (100/96.50 of $48.43)		$ 50.19

Class C: Net Asset Value and offering price per share ($79,231 ÷ 1,636.47 shares)A		$ 48.42

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($1,796,972 ÷ 37,110.08 shares)		$ 48.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($47,833 ÷ 987.76 shares)		$ 48.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 36,024

Expenses
Distribution and service plan fees	$ 1,635
Independent trustees' compensation	7
Total expenses before reductions	1,642
Expense reductions	(7)	1,635
Net investment income (loss)		34,389
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	69,601
Capital gain distributions from underlying funds	9,917
Total net realized gain (loss)		79,518
Change in net unrealized appreciation (depreciation) on underlying funds		119,745
Net gain (loss)		199,263
Net increase (decrease) in net assets resulting from operations		$ 233,652

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,389	$ 23,376
Net realized gain (loss)	79,518	(127,348)
Change in net unrealized appreciation (depreciation)	119,745	184,622
Net increase (decrease) in net assets resulting from operations	233,652	80,650
Distributions to shareholders from net investment income	(34,374)	(23,219)
Distributions to shareholders from net realized gain	(7,263)	(2,847)
Total distributions	(41,637)	(26,066)
Share transactions - net increase (decrease)	390,065	856,629
Total increase (decrease) in net assets	582,080	911,213

Net Assets
Beginning of period	1,568,149	656,936
End of period (including undistributed net investment income of $368 and undistributed net investment income of $385, respectively)	$ 2,150,229	$ 1,568,149

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.789	.722	.933	.442
Net realized and unrealized gain (loss)	5.608	4.298	(6.238)	(4.814)
Total from investment operations	6.397	5.020	(5.305)	(4.372)
Distributions from net investment income	(.805)	(.710)	(.885)	(.398)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.997)	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Total ReturnB,C,D	14.94%	12.97%	(11.41)%	(8.77)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.67%	1.70%	2.60%	1.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 34	$ 57	$ 91
Portfolio turnover rate	75%	129%	50%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.672	.616	.836	.371
Net realized and unrealized gain (loss)	5.604	4.301	(6.227)	(4.809)
Total from investment operations	6.276	4.917	(5.391)	(4.438)
Distributions from net investment income	(.704)	(.607)	(.789)	(.332)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.896)	(.707)	(.999)	(.332)
Net asset value, end of period	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Total ReturnB,C,D	14.64%	12.69%	(11.62)%	(8.90)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.42%	1.45%	2.35%	1.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 111	$ 102	$ 132
Portfolio turnover rate	75%	129%	50%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.435	.402	.664	.234
Net realized and unrealized gain (loss)	5.609	4.305	(6.229)	(4.816)
Total from investment operations	6.044	4.707	(5.565)	(4.582)
Distributions from net investment income	(.482)	(.397)	(.605)	(.198)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.674)	(.497)	(.815)	(.198)
Net asset value, end of period	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Total ReturnB,C,D	14.08%	12.13%	(12.06)%	(9.18)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.93%	.95%	1.85%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 99	$ 57	$ 91
Portfolio turnover rate	75%	129%	50%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.910	.833	1.015	.504
Net realized and unrealized gain (loss)	5.602	4.297	(6.231)	(4.810)
Total from investment operations	6.512	5.130	(5.216)	(4.306)
Distributions from net investment income	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Total ReturnB,C	15.21%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.93%	1.96%	2.85%	1.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,797	$ 1,262	$ 384	$ 598
Portfolio turnover rate	75%	129%	50%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.906	.828	1.022	.512
Net realized and unrealized gain (loss)	5.616	4.302	(6.238)	(4.818)
Total from investment operations	6.522	5.130	(5.216)	(4.306)
Distributions from net investment income	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Total ReturnB,C	15.24%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.93%	1.96%	2.85%	1.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48	$ 62	$ 57	$ 91
Portfolio turnover rate	75%	129%	50%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.1
Fidelity Disciplined Equity Fund	6.3	6.4
Fidelity Equity-Income Fund	6.2	6.4
Fidelity Large Cap Core Enhanced Index Fund	10.3	10.2
Fidelity Series 100 Index Fund	7.7	7.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.3
Fidelity Series Small Cap Opportunities Fund	4.0	4.1
	50.7	51.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.8	12.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.3
Fidelity Strategic Income Fund	3.4	3.4
	6.7	6.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.2
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.8	15.6
	26.3	26.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.7	1.7
Fidelity Short-Term Bond Fund	1.8	1.6
	3.5	3.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.7%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.5%

Six months ago
Domestic Equity Funds	51.2%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.3%

Expected
Domestic Equity Funds	50.8%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 63.5%
	Shares	Value
Domestic Equity Funds - 50.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	18,843	$ 341,629
Fidelity Disciplined Equity Fund	15,278	355,681
Fidelity Equity-Income Fund	7,911	350,917
Fidelity Large Cap Core Enhanced Index Fund	64,446	578,082
Fidelity Series 100 Index Fund	48,029	434,666
Fidelity Series Broad Market Opportunities Fund	55,337	569,967
Fidelity Series Small Cap Opportunities Fund	20,139	225,955
TOTAL DOMESTIC EQUITY FUNDS		2,856,897
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	21,321	717,015
TOTAL EQUITY FUNDS (Cost $3,179,587)		3,573,912
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	19,642	187,976
Fidelity Strategic Income Fund	17,004	193,500
TOTAL HIGH YIELD FIXED-INCOME FUNDS		381,476

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	27,780	$ 296,692
Fidelity Strategic Real Return Fund	29,764	295,859
Fidelity Total Bond Fund	80,599	887,400
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,479,951
TOTAL FIXED-INCOME FUNDS (Cost $1,738,420)		1,861,427
Short-Term Funds - 3.5%

Fidelity Institutional Money Market Portfolio Institutional Class	98,196	98,196
Fidelity Short-Term Bond Fund	11,572	98,828
TOTAL SHORT-TERM FUNDS (Cost $195,233)		197,024
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,113,240)	5,632,363
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100%	$ 5,632,365
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $51,392 of which $2,106, $15,348 and $33,938 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $5,113,240) - See accompanying schedule		$ 5,632,363
Cash		40
Receivable for fund shares sold		3,001
Total assets		5,635,404

Liabilities
Payable for investments purchased	$ 2,996
Distribution and service plan fees payable	43
Total liabilities		3,039

Net Assets		$ 5,632,365
Net Assets consist of:
Paid in capital		$ 5,219,431
Undistributed net investment income		1,108
Accumulated undistributed net realized gain (loss) on investments		(107,297)
Net unrealized appreciation (depreciation) on investments		519,123
Net Assets		$ 5,632,365

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,593 ÷ 465.62 shares)		$ 48.52

Maximum offering price per share (100/94.25 of $48.52)		$ 51.48

Class T: Net Asset Value and redemption price per share ($28,600 ÷ 589.33 shares)		$ 48.53

Maximum offering price per share (100/96.50 of $48.53)		$ 50.29

Class C: Net Asset Value and offering price per share ($28,082 ÷ 578.73 shares)A		$ 48.52

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($5,523,957 ÷ 113,874.34 shares)		$ 48.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,133 ÷ 600.60 shares)		$ 48.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 84,817

Expenses
Distribution and service plan fees	$ 560
Independent trustees' compensation	16
Total expenses before reductions	576
Expense reductions	(16)	560
Net investment income (loss)		84,257
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(38,325)
Capital gain distributions from underlying funds	21,921
Total net realized gain (loss)		(16,404)
Change in net unrealized appreciation (depreciation) on underlying funds		478,706
Net gain (loss)		462,302
Net increase (decrease) in net assets resulting from operations		$ 546,559

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,257	$ 58,360
Net realized gain (loss)	(16,404)	(3,503)
Change in net unrealized appreciation (depreciation)	478,706	231,761
Net increase (decrease) in net assets resulting from operations	546,559	286,618
Distributions to shareholders from net investment income	(84,042)	(57,943)
Distributions to shareholders from net realized gain	(15,604)	(7,508)
Total distributions	(99,646)	(65,451)
Share transactions - net increase (decrease)	1,650,368	1,660,037
Total increase (decrease) in net assets	2,097,281	1,881,204

Net Assets
Beginning of period	3,535,084	1,653,880
End of period (including undistributed net investment income of $1,108 and undistributed net investment income of $933, respectively)	$ 5,632,365	$ 3,535,084

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.757	.747	.819	.425
Net realized and unrealized gain (loss)	5.719	4.285	(6.123)	(4.836)
Total from investment operations	6.476	5.032	(5.304)	(4.411)
Distributions from net investment income	(.801)	(.717)	(.866)	(.389)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.996)	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Total ReturnB,C,D	15.12%	13.00%	(11.40)%	(8.85)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.61%	1.77%	2.32%	1.57%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 29	$ 88	$ 91
Portfolio turnover rate	15%	20%	37%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.637	.642	.739	.365
Net realized and unrealized gain (loss)	5.727	4.281	(6.128)	(4.852)
Total from investment operations	6.364	4.923	(5.389)	(4.487)
Distributions from net investment income	(.679)	(.608)	(.771)	(.323)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.874)	(.713)	(.971)	(.323)
Net asset value, end of period	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Total ReturnB,C,D	14.85%	12.71%	(11.62)%	(9.00)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.35%	1.52%	2.07%	1.32%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 37	$ 57	$ 91
Portfolio turnover rate	15%	20%	37%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.402	.430	.560	.226
Net realized and unrealized gain (loss)	5.719	4.275	(6.123)	(4.846)
Total from investment operations	6.121	4.705	(5.563)	(4.620)
Distributions from net investment income	(.456)	(.390)	(.587)	(.190)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.651)	(.495)	(.787)	(.190)
Net asset value, end of period	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Total ReturnB,C,D	14.26%	12.12%	(12.05)%	(9.25)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.85%	1.02%	1.57%	.82%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 37	$ 56	$ 91
Portfolio turnover rate	15%	20%	37%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.880	.857	.900	.496
Net realized and unrealized gain (loss)	5.719	4.279	(6.114)	(4.840)
Total from investment operations	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total ReturnB,C	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.86%	2.02%	2.57%	1.82%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,524	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	15%	20%	37%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.874	.855	.918	.504
Net realized and unrealized gain (loss)	5.725	4.281	(6.132)	(4.848)
Total from investment operations	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total ReturnB,C	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.86%	2.02%	2.57%	1.82%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 38	$ 57	$ 91
Portfolio turnover rate	15%	20%	37%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2011

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2011, each Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 9,508,174	$ 578,985	$ (80,291)	$ 498,694
Fidelity Income Replacement 2018 Fund	5,185,322	210,196	(110,354)	99,842
Fidelity Income Replacement 2020 Fund	3,682,885	320,678	(31,825)	288,853
Fidelity Income Replacement 2022 Fund	3,438,681	84,225	(126,856)	(42,631)
Fidelity Income Replacement 2024 Fund	1,803,498	118,451	(31,414)	87,037
Fidelity Income Replacement 2026 Fund	2,096,463	64,069	(44,127)	19,942
Fidelity Income Replacement 2028 Fund	5,868,593	378,957	(124,718)	254,239
Fidelity Income Replacement 2030 Fund	4,203,705	206,049	(63,710)	142,339
Fidelity Income Replacement 2032 Fund	1,423,946	160,342	(5,296)	155,046
Fidelity Income Replacement 2034 Fund	1,987,588	258,796	(6,093)	252,703
Fidelity Income Replacement 2036 Fund	3,009,844	71,104	(84,685)	(13,581)
Fidelity Income Replacement 2038 Fund	1,376,453	234,451	(3,487)	230,964
Fidelity Income Replacement 2040 Fund	2,005,007	161,128	(15,802)	145,326
Fidelity Income Replacement 2042 Fund	5,169,147	536,316	(73,100)	463,216

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 2,169	$ (373,492)	$ 498,694
Fidelity Income Replacement 2018 Fund	1,141	(571,622)	99,842
Fidelity Income Replacement 2020 Fund	855	(144,422)	288,853
Fidelity Income Replacement 2022 Fund	761	(619,540)	(42,631)
Fidelity Income Replacement 2024 Fund	362	(134,792)	87,037
Fidelity Income Replacement 2026 Fund	405	(233,577)	19,942
Fidelity Income Replacement 2028 Fund	1,283	(600,001)	254,239
Fidelity Income Replacement 2030 Fund	793	(119,726)	142,339
Fidelity Income Replacement 2032 Fund	290	(160,350)	155,046
Fidelity Income Replacement 2034 Fund	426	(106,484)	252,703
Fidelity Income Replacement 2036 Fund	528	(206,608)	(13,581)
Fidelity Income Replacement 2038 Fund	293	(60,057)	230,964
Fidelity Income Replacement 2040 Fund	368	(169,960)	145,326
Fidelity Income Replacement 2042 Fund	1,108	(51,392)	463,216

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be July 31, 2012.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

July 31, 2011	Ordinary Income
Fidelity Income Replacement 2016 Fund	$ 253,172
Fidelity Income Replacement 2018 Fund	135,712
Fidelity Income Replacement 2020 Fund	88,505
Fidelity Income Replacement 2022 Fund	70,615
Fidelity Income Replacement 2024 Fund	36,771
Fidelity Income Replacement 2026 Fund	28,540
Fidelity Income Replacement 2028 Fund	142,480
Fidelity Income Replacement 2030 Fund	65,364
Fidelity Income Replacement 2032 Fund	47,734
Fidelity Income Replacement 2034 Fund	45,760
Fidelity Income Replacement 2036 Fund	40,481
Fidelity Income Replacement 2038 Fund	50,042
Fidelity Income Replacement 2040 Fund	41,637
Fidelity Income Replacement 2042 Fund	99,646
July 31, 2010
Fidelity Income Replacement 2016 Fund	216,155
Fidelity Income Replacement 2018 Fund	117,493
Fidelity Income Replacement 2020 Fund	65,924
Fidelity Income Replacement 2022 Fund	76,907
Fidelity Income Replacement 2024 Fund	35,066
Fidelity Income Replacement 2026 Fund	15,476
Fidelity Income Replacement 2028 Fund	148,030
Fidelity Income Replacement 2030 Fund	16,070
Fidelity Income Replacement 2032 Fund	20,828
Fidelity Income Replacement 2034 Fund	46,782
Fidelity Income Replacement 2036 Fund	23,692
Fidelity Income Replacement 2038 Fund	53,521
Fidelity Income Replacement 2040 Fund	26,066
Fidelity Income Replacement 2042 Fund	65,451

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	3,411,699	5,113,582
Fidelity Income Replacement 2018 Fund	2,212,548	2,768,533
Fidelity Income Replacement 2020 Fund	2,254,449	1,884,536
Fidelity Income Replacement 2022 Fund	1,483,843	896,535
Fidelity Income Replacement 2024 Fund	654,679	445,200
Fidelity Income Replacement 2026 Fund	1,385,169	367,772
Fidelity Income Replacement 2028 Fund	1,086,293	1,727,078
Fidelity Income Replacement 2030 Fund	2,895,282	737,307
Fidelity Income Replacement 2032 Fund	913,151	1,254,850
Fidelity Income Replacement 2034 Fund	950,303	767,953
Fidelity Income Replacement 2036 Fund	2,093,941	361,646
Fidelity Income Replacement 2038 Fund	365,232	1,259,437
Fidelity Income Replacement 2040 Fund	1,775,854	1,383,111
Fidelity Income Replacement 2042 Fund	2,357,514	700,626

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,200	$ 7
Class T	.25%	.25%	2,994	6
Class C	.75%	.25%	11,323	622
			$ 19,517	$ 635
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 2,705	$ 30
Class T	.25%	.25%	410	8
Class C	.75%	.25%	2,027	371
			$ 5,142	$ 409
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,503	$ 520
Class T	.25%	.25%	802	4
Class C	.75%	.25%	2,815	136
			$ 5,120	$ 660
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 158	$ 4
Class T	.25%	.25%	298	12
Class C	.75%	.25%	380	139
			$ 836	$ 155
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 624	$ 13
Class T	.25%	.25%	235	161
Class C	.75%	.25%	1,698	42
			$ 2,557	$ 216
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 135	$ 28
Class T	.25%	.25%	628	28
Class C	.75%	.25%	1,841	88
			$ 2,604	$ 144
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 847	$ 26
Class T	.25%	.25%	700	4
Class C	.75%	.25%	522	1
			$ 2,069	$ 31
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 167	$ 34
Class T	.25%	.25%	96	56
Class C	.75%	.25%	2,187	418
			$ 2,450	$ 508
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 556	$ 13
Class T	.25%	.25%	152	152
Class C	.75%	.25%	259	259
			$ 967	$ 424

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2034 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 59	$ 59
Class T	.25%	.25%	150	150
Class C	.75%	.25%	235	235
			$ 444	$ 444
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 89	$ 72
Class T	.25%	.25%	1,458	28
Class C	.75%	.25%	1,366	151
			$ 2,913	$ 251
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 83	$ 4
Class T	.25%	.25%	214	166
Class C	.75%	.25%	799	606
			$ 1,096	$ 776
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 133	$ 74
Class T	.25%	.25%	626	30
Class C	.75%	.25%	876	688
			$ 1,635	$ 792
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 65	$ 30
Class T	.25%	.25%	167	167
Class C	.75%	.25%	328	328
			$ 560	$ 525

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 257
Class C*	9
266
Fidelity Income Replacement 2018 Fund
Class A	$ 563
Fidelity Income Replacement 2020 Fund
Class A	$ 2
Fidelity Income Replacement 2022 Fund
Class A	$ 215
Fidelity Income Replacement 2026 Fund
Class A	$ 622
Class T	9
$ 631
Fidelity Income Replacement 2030 Fund
Class A	$ 212
Class C*	3
$ 215

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Income Replacement 2036 Fund	Retained by FDC
Class T	$ 3
Class C*	4
$ 7
Fidelity Income Replacement 2040 Fund
Class A	$ 441

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser*
Fidelity Income Replacement 2016 Fund	40
Fidelity Income Replacement 2018 Fund	21
Fidelity Income Replacement 2020 Fund	14
Fidelity Income Replacement 2022 Fund	11
Fidelity Income Replacement 2024 Fund	6
Fidelity Income Replacement 2026 Fund	5
Fidelity Income Replacement 2028 Fund	23
Fidelity Income Replacement 2030 Fund	10
Fidelity Income Replacement 2032 Fund	7
Fidelity Income Replacement 2034 Fund	7
Fidelity Income Replacement 2036 Fund	6
Fidelity Income Replacement 2038 Fund	7
Fidelity Income Replacement 2040 Fund	7
Fidelity Income Replacement 2042 Fund	16

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2011	2010
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 34,923	$ 44,617
Class T	8,720	10,060
Class C	10,052	12,552
Income Replacement 2016	138,777	120,802
Institutional Class	1,953	2,291
Total	$ 194,425	$ 190,322
From net realized gain
Class A	$ 11,231	$ 6,094
Class T	3,381	1,771
Class C	6,082	3,226
Income Replacement 2016	37,507	14,426
Institutional Class	546	316
Total	$ 58,747	$ 25,833

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2011	2010
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 18,636	$ 17,039
Class T	1,201	1,142
Class C	1,971	1,710
Income Replacement 2018	78,313	76,857
Institutional Class	6,785	7,202
Total	$ 106,906	$ 103,950
From net realized gain
Class A	$ 5,977	$ 2,282
Class T	252	200
Class C	980	353
Income Replacement 2018	19,822	9,798
Institutional Class	1,775	910
Total	$ 28,806	$ 13,543
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 10,048	$ 11,250
Class T	2,330	2,566
Class C	2,700	2,829
Income Replacement 2020	55,571	39,529
Institutional Class	898	2,036
Total	$ 71,547	$ 58,210
From net realized gain
Class A	$ 2,797	$ 1,618
Class T	638	468
Class C	1,402	667
Income Replacement 2020	11,887	4,645
Institutional Class	234	316
Total	$ 16,958	$ 7,714
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 1,130	$ 760
Class T	862	1,377
Class C	326	583
Income Replacement 2022	55,484	52,195
Institutional Class	83	2,258
Total	$ 57,885	$ 57,173
From net realized gain
Class A	$ 313	$ 290
Class T	343	657
Class C	169	426
Income Replacement 2022	11,885	17,200
Institutional Class	20	1,161
Total	$ 12,730	$ 19,734
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 4,200	$ 5,225
Class T	640	1,024
Class C	1,582	1,614
Income Replacement 2024	22,670	22,024
Institutional Class	601	946
Total	$ 29,693	$ 30,833

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2011	2010
From net realized gain
Class A	$ 1,169	$ 733
Class T	211	173
Class C	755	389
Income Replacement 2024	4,799	2,820
Institutional Class	144	118
Total	$ 7,078	$ 4,233
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 847	$ 1,002
Class T	1,742	1,567
Class C	1,651	1,940
Income Replacement 2026	19,092	8,207
Institutional Class	582	937
Total	$ 23,914	$ 13,653
From net realized gain
Class A	$ 163	$ 145
Class T	515	294
Class C	762	484
Income Replacement 2026	3,053	782
Institutional Class	133	118
Total	$ 4,626	$ 1,823
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 5,819	$ 6,274
Class T	1,766	5,032
Class C	483	669
Income Replacement 2028	108,055	118,159
Institutional Class	594	931
Total	$ 116,717	$ 131,065
From net realized gain
Class A	$ 1,624	$ 885
Class T	551	821
Class C	224	172
Income Replacement 2028	23,226	14,970
Institutional Class	138	117
Total	$ 25,763	$ 16,965
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,034	$ 944
Class T	193	802
Class C	2,028	1,647
Income Replacement 2030	50,801	9,950
Institutional Class	585	870
Total	$ 54,641	$ 14,213
From net realized gain
Class A	$ 210	$ 112
Class T	35	143
Class C	777	448
Income Replacement 2030	9,584	1,042
Institutional Class	117	112
Total	$ 10,723	$ 1,857

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2011	2010
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,720	$ 3,578
Class T	432	726
Class C	229	409
Income Replacement 2032	33,843	12,987
Institutional Class	1,022	990
Total	$ 39,246	$ 18,690
From net realized gain
Class A	$ 874	$ 469
Class T	125	112
Class C	104	93
Income Replacement 2032	7,076	1,351
Institutional Class	309	113
Total	$ 8,488	$ 2,138
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 364	$ 592
Class T	408	675
Class C	191	337
Income Replacement 2034	34,754	34,804
Institutional Class	1,932	1,910
Total	$ 37,649	$ 38,318
From net realized gain
Class A	$ 99	$ 165
Class T	130	218
Class C	99	166
Income Replacement 2034	7,355	7,479
Institutional Class	428	436
Total	$ 8,111	$ 8,464
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 555	$ 811
Class T	3,944	4,274
Class C	1,241	1,320
Income Replacement 2036	26,829	12,138
Institutional Class	1,583	1,200
Total	$ 34,152	$ 19,743
From net realized gain
Class A	$ 116	$ 162
Class T	928	958
Class C	398	467
Income Replacement 2036	4,588	2,158
Institutional Class	299	204
Total	$ 6,329	$ 3,949
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 565	$ 1,542
Class T	664	689
Class C	725	569
Income Replacement 2038	37,593	40,695
Institutional Class	634	942
Total	$ 40,181	$ 44,437

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2011	2010
From net realized gain
Class A	$ 135	$ 413
Class T	137	207
Class C	333	205
Income Replacement 2038	9,117	8,050
Institutional Class	139	209
Total	$ 9,861	$ 9,084
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 1,176	$ 1,022
Class T	1,854	1,586
Class C	859	487
Income Replacement 2040	29,421	18,680
Institutional Class	1,064	1,444
Total	$ 34,374	$ 23,219
From net realized gain
Class A	$ 360	$ 174
Class T	502	273
Class C	361	112
Income Replacement 2040	5,813	2,099
Institutional Class	227	189
Total	$ 7,263	$ 2,847
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 425	$1,305
Class T	459	687
Class C	302	442
Income Replacement 2042	82,219	54,565
Institutional Class	637	944
Total	$ 84,042	$ 57,943
From net realized gain
Class A	$ 108	$ 247
Class T	138	121
Class C	136	120
Income Replacement 2042	15,082	6,898
Institutional Class	140	122
Total	$ 15,604	$ 7,508

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	1,492	10,966	$ 72,585	$ 505,595
Reinvestment of distributions	780	904	38,177	41,700
Shares redeemed	(15,236)	(22,378)	(747,263)	(1,033,263)
Net increase (decrease)	(12,964)	(10,508)	$ (636,501)	$ (485,968)
Class T
Shares sold	-	6,546	$ -	$ 302,409
Reinvestment of distributions	201	199	9,845	9,206
Shares redeemed	(3,144)	(4,625)	(154,952)	(215,246)
Net increase (decrease)	(2,943)	2,120	$ (145,107)	$ 96,369

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Class C
Shares sold	2,527	3,920	$ 125,000	$ 176,110
Reinvestment of distributions	238	252	11,623	11,639
Shares redeemed	(10,384)	(8,175)	(518,601)	(376,188)
Net increase (decrease)	(7,619)	(4,003)	$ (381,978)	$ (188,439)
Income Replacement 2016
Shares sold	39,876	78,978	$ 1,956,078	$ 3,659,239
Reinvestment of distributions	1,346	721	66,013	33,372
Shares redeemed	(50,919)	(40,547)	(2,509,419)	(1,866,323)
Net increase (decrease)	(9,697)	39,152	$ (487,328)	$ 1,826,288
Institutional Class
Shares sold	841	751	$ 41,400	$ 34,781
Reinvestment of distributions	8	15	403	690
Shares redeemed	(2,264)	(975)	(113,147)	(44,681)
Net increase (decrease)	(1,415)	(209)	$ (71,344)	$ (9,210)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	1,564	6,590	$ 72,093	$ 305,640
Reinvestment of distributions	230	248	11,233	11,354
Shares redeemed	(10,781)	(1,601)	(535,725)	(73,103)
Net increase (decrease)	(8,987)	5,237	$ (452,399)	$ 243,891
Class T
Shares sold	2,045	-	$ 102,042	$ -
Reinvestment of distributions	14	21	665	968
Shares redeemed	(207)	(1,030)	(10,225)	(46,978)
Net increase (decrease)	1,852	(1,009)	$ 92,482	$ (46,010)
Class C
Shares sold	697	1,627	$ 35,000	$ 75,000
Reinvestment of distributions	46	26	2,243	1,209
Shares redeemed	(541)	(373)	(26,508)	(17,000)
Net increase (decrease)	202	1,280	$ 10,735	$ 59,209
Income Replacement 2018
Shares sold	27,556	11,957	$ 1,335,152	$ 541,219
Reinvestment of distributions	432	258	21,162	11,837
Shares redeemed	(30,915)	(13,199)	(1,518,106)	(594,109)
Net increase (decrease)	(2,927)	(984)	$ (161,792)	$ (41,053)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	8	294	361
Shares redeemed	(1,111)	(100)	(54,894)	(4,500)
Net increase (decrease)	(1,105)	(92)	$ (54,600)	$ (4,139)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	5	4,988	$ 266	$ 223,504
Reinvestment of distributions	193	166	9,448	7,568
Shares redeemed	(4,655)	(3,855)	(230,357)	(179,660)
Net increase (decrease)	(4,457)	1,299	$ (220,643)	$ 51,412
Class T
Shares sold	1,002	1,680	$ 50,063	$ 80,000
Reinvestment of distributions	56	67	2,725	3,033
Shares redeemed	(41)	(2,893)	(2,073)	(131,000)
Net increase (decrease)	1,017	(1,146)	$ 50,715	$ (47,967)
Class C
Shares sold	-	1,102	$ -	$ 49,985
Reinvestment of distributions	59	67	2,866	3,032
Shares redeemed	(1,882)	-	(93,646)	-
Net increase (decrease)	(1,823)	1,169	$ (90,780)	$ 53,017

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Income Replacement 2020
Shares sold	36,410	20,661	$ 1,796,170	$ 932,116
Reinvestment of distributions	417	202	20,472	9,173
Shares redeemed	(23,522)	(10,998)	(1,171,587)	(493,006)
Net increase (decrease)	13,305	9,865	$ 645,055	$ 448,283
Institutional Class
Shares sold	397	996	$ 20,000	$ 45,000
Reinvestment of distributions	23	25	1,132	1,133
Shares redeemed	(833)	(2,202)	(41,702)	(99,518)
Net increase (decrease)	(413)	(1,181)	$ (20,570)	$ (53,385)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	567	-	$ 27,240	$ -
Reinvestment of distributions	15	8	735	338
Shares redeemed	(67)	(2,006)	(3,203)	(84,777)
Net increase (decrease)	515	(1,998)	$ 24,772	$ (84,439)
Class T
Shares sold	-	1,105	$ -	$ 48,498
Reinvestment of distributions	15	31	718	1,374
Shares redeemed	(1,248)	(2,115)	(61,978)	(94,162)
Net increase (decrease)	(1,233)	(979)	$ (61,260)	$ (44,290)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	14	172	640
Shares redeemed	(319)	(699)	(15,279)	(31,230)
Net increase (decrease)	(315)	(685)	$ (15,107)	$ (30,590)
Income Replacement 2022
Shares sold	23,188	9,043	$ 1,142,442	$ 391,098
Reinvestment of distributions	293	462	14,318	20,398
Shares redeemed	(10,448)	(13,142)	(520,826)	(587,330)
Net increase (decrease)	13,033	(3,637)	$ 635,934	$ (175,834)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	2	4	103	166
Shares redeemed	(37)	(3,867)	(1,783)	(173,132)
Net increase (decrease)	(35)	(3,863)	$ (1,680)	$ (172,966)
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	117	-	$ 5,864	$ -
Reinvestment of distributions	86	108	4,191	4,833
Shares redeemed	(2,180)	(1,295)	(108,524)	(57,768)
Net increase (decrease)	(1,977)	(1,187)	$ (98,469)	$ (52,935)
Class T
Shares sold	-	295	$ -	$ 13,015
Reinvestment of distributions	17	27	851	1,197
Shares redeemed	(392)	(804)	(18,805)	(35,887)
Net increase (decrease)	(375)	(482)	$ (17,954)	$ (21,675)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	19	922	835
Shares redeemed	(74)	(71)	(3,621)	(2,945)
Net increase (decrease)	(55)	(52)	$ (2,699)	$ (2,110)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Income Replacement 2024
Shares sold	9,431	9,741	$ 469,295	$ 422,106
Reinvestment of distributions	156	143	7,661	6,430
Shares redeemed	(2,819)	(5,344)	(138,862)	(239,126)
Net increase (decrease)	6,768	4,540	$ 338,094	$ 189,410
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	24	745	1,064
Shares redeemed	(268)	(580)	(12,871)	(25,832)
Net increase (decrease)	(253)	(556)	$ (12,126)	$ (24,768)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	1,608	-	$ 79,966	$ -
Reinvestment of distributions	16	26	777	1,147
Shares redeemed	(434)	(713)	(20,829)	(31,427)
Net increase (decrease)	1,190	(687)	$ 59,914	$ (30,280)
Class T
Shares sold	187	2,332	$ 8,556	$ 103,846
Reinvestment of distributions	38	39	1,819	1,739
Shares redeemed	(172)	(1,146)	(7,742)	(50,896)
Net increase (decrease)	53	1,225	$ 2,633	$ 54,689
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	50	55	2,413	2,424
Shares redeemed	(206)	(653)	(9,967)	(29,483)
Net increase (decrease)	(156)	(598)	$ (7,554)	$ (27,059)
Income Replacement 2026
Shares sold	24,011	11,631	$ 1,180,279	$ 516,873
Reinvestment of distributions	233	139	11,328	6,162
Shares redeemed	(4,444)	(6,640)	(219,154)	(295,846)
Net increase (decrease)	19,800	5,130	$ 972,453	$ 227,189
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	24	715	1,055
Shares redeemed	(269)	(581)	(12,796)	(25,621)
Net increase (decrease)	(254)	(557)	$ (12,081)	$ (24,566)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	-	1,688	$ -	$ 71,316
Reinvestment of distributions	153	161	7,443	7,159
Shares redeemed	(5,420)	(672)	(273,625)	(29,955)
Net increase (decrease)	(5,267)	1,177	$ (266,182)	$ 48,520
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	46	1,194	2,069
Shares redeemed	(4,677)	(340)	(209,519)	(15,095)
Net increase (decrease)	(4,653)	(294)	$ (208,325)	$ (13,026)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	8	180	379
Shares redeemed	(148)	(965)	(7,212)	(42,703)
Net increase (decrease)	(144)	(957)	$ (7,032)	$ (42,324)
Income Replacement 2028
Shares sold	9,722	7,291	$ 477,899	$ 328,341
Reinvestment of distributions	871	860	42,621	38,493
Shares redeemed	(13,911)	(26,019)	(676,445)	(1,168,445)
Net increase (decrease)	(3,318)	(17,868)	$ (155,925)	$ (801,611)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	24	732	1,048
Shares redeemed	(266)	(575)	(12,757)	(25,500)
Net increase (decrease)	(251)	(551)	$ (12,025)	$ (24,452)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	534	1,608	$ 26,388	$ 70,708
Reinvestment of distributions	10	22	506	972
Shares redeemed	(578)	(1,510)	(27,630)	(65,796)
Net increase (decrease)	(34)	120	$ (736)	$ 5,884
Class T
Shares sold	130	-	$ 6,467	$ -
Reinvestment of distributions	4	14	177	632
Shares redeemed	(839)	(767)	(39,979)	(33,663)
Net increase (decrease)	(705)	(753)	$ (33,335)	$ (33,031)
Class C
Shares sold	2,512	-	$ 125,006	$ -
Reinvestment of distributions	56	47	2,702	2,094
Shares redeemed	(1,287)	(250)	(63,685)	(10,986)
Net increase (decrease)	1,281	(203)	$ 64,023	$ (8,892)
Income Replacement 2030
Shares sold	52,301	30,831	$ 2,568,351	$ 1,381,260
Reinvestment of distributions	466	68	22,746	3,035
Shares redeemed	(9,315)	(1,995)	(455,782)	(90,075)
Net increase (decrease)	43,452	28,904	$ 2,135,315	$ 1,294,220
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	22	702	982
Shares redeemed	(267)	(578)	(12,724)	(25,388)
Net increase (decrease)	(253)	(556)	$ (12,022)	$ (24,406)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	1,251	-	$ 61,087	$ -
Reinvestment of distributions	92	93	4,419	4,047
Shares redeemed	(1,523)	(107)	(74,213)	(4,502)
Net increase (decrease)	(180)	(14)	$ (8,707)	$ (455)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	19	557	838
Shares redeemed	(266)	(575)	(12,454)	(24,937)
Net increase (decrease)	(254)	(556)	$ (11,897)	$ (24,099)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	12	333	502
Shares redeemed	(221)	(480)	(10,354)	(20,831)
Net increase (decrease)	(214)	(468)	$ (10,021)	$ (20,329)
Income Replacement 2032
Shares sold	13,347	20,546	$ 630,717	$ 869,619
Reinvestment of distributions	561	269	27,010	11,717
Shares redeemed	(18,955)	(21,297)	(922,796)	(886,611)
Net increase (decrease)	(5,047)	(482)	$ (265,069)	$ (5,275)
Institutional Class
Shares sold	550	565	$ 25,000	$ 25,000
Reinvestment of distributions	11	25	530	1,078
Shares redeemed	(1,556)	(582)	(74,627)	(25,236)
Net increase (decrease)	(995)	8	$ (49,097)	$ 842

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	17	462	757
Shares redeemed	(199)	(984)	(9,387)	(41,642)
Net increase (decrease)	(189)	(967)	$ (8,925)	$ (40,885)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	20	538	892
Shares redeemed	(263)	(569)	(12,373)	(24,737)
Net increase (decrease)	(252)	(549)	$ (11,835)	$ (23,845)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	12	289	503
Shares redeemed	(199)	(434)	(9,399)	(18,880)
Net increase (decrease)	(193)	(422)	$ (9,110)	$ (18,377)
Income Replacement 2034
Shares sold	15,037	5,032	$ 741,550	$ 225,749
Reinvestment of distributions	308	383	14,854	16,703
Shares redeemed	(11,217)	(8,062)	(548,641)	(352,058)
Net increase (decrease)	4,128	(2,647)	$ 207,763	$ (109,606)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	40	39	1,922	1,717
Shares redeemed	(4)	(586)	(220)	(25,063)
Net increase (decrease)	36	(547)	$ 1,702	$ (23,346)
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	22	128	$ 1,088	$ 5,725
Reinvestment of distributions	14	23	671	973
Shares redeemed	(305)	(600)	(14,218)	(25,767)
Net increase (decrease)	(269)	(449)	$ (12,459)	$ (19,069)
Class T
Shares sold	592	82	$ 29,293	$ 3,536
Reinvestment of distributions	41	54	1,979	2,334
Shares redeemed	(810)	(756)	(39,495)	(33,710)
Net increase (decrease)	(177)	(620)	$ (8,223)	$ (27,840)
Class C
Shares sold	1,929	979	$ 93,800	$ 39,435
Reinvestment of distributions	34	41	1,639	1,752
Shares redeemed	(264)	(1,217)	(12,450)	(52,088)
Net increase (decrease)	1,699	(197)	$ 82,989	$ (10,901)
Income Replacement 2036
Shares sold	36,939	2,159	$ 1,794,635	$ 86,419
Reinvestment of distributions	302	99	14,515	4,266
Shares redeemed	(1,164)	(4,508)	(56,447)	(191,085)
Net increase (decrease)	36,077	(2,250)	$ 1,752,703	$ (100,400)
Institutional Class
Shares sold	49	1,348	$ 2,283	$ 59,043
Reinvestment of distributions	40	33	1,882	1,403
Shares redeemed	(1,881)	(723)	(90,082)	(31,039)
Net increase (decrease)	(1,792)	658	$ (85,917)	$ 29,407

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	-	667	$ -	$ 28,000
Reinvestment of distributions	15	24	700	996
Shares redeemed	(37)	(2,898)	(1,526)	(123,534)
Net increase (decrease)	(22)	(2,207)	$ (826)	$ (94,538)
Class T
Shares sold	2,160	-	$ 103,818	$ -
Reinvestment of distributions	13	21	597	896
Shares redeemed	(408)	(622)	(19,017)	(26,247)
Net increase (decrease)	1,765	(601)	$ 85,398	$ (25,351)
Class C
Shares sold	-	1,458	$ -	$ 65,000
Reinvestment of distributions	22	18	1,058	774
Shares redeemed	(624)	(823)	(28,467)	(34,657)
Net increase (decrease)	(602)	653	$ (27,409)	$ 31,117
Income Replacement 2038
Shares sold	1,521	19,983	$ 73,871	$ 804,508
Reinvestment of distributions	582	594	27,411	25,218
Shares redeemed	(21,894)	(2,784)	(1,042,929)	(118,526)
Net increase (decrease)	(19,791)	17,793	$ (941,647)	$ 711,200
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	27	773	1,151
Shares redeemed	(291)	(628)	(13,482)	(26,515)
Net increase (decrease)	(275)	(601)	$ (12,709)	$ (25,364)
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	2,779	-	$ 131,112	$ -
Reinvestment of distributions	26	21	1,246	909
Shares redeemed	(1,627)	(697)	(77,967)	(29,560)
Net increase (decrease)	1,178	(676)	$ 54,391	$ (28,651)
Class T
Shares sold	59	766	$ 2,795	$ 32,205
Reinvestment of distributions	50	44	2,356	1,859
Shares redeemed	(1)	(849)	(45)	(35,678)
Net increase (decrease)	108	(39)	$ 5,106	$ (1,614)
Class C
Shares sold	-	1,585	$ -	$ 67,225
Reinvestment of distributions	26	14	1,220	599
Shares redeemed	(679)	(765)	(31,060)	(32,264)
Net increase (decrease)	(653)	834	$ (29,840)	$ 35,560
Income Replacement 2040
Shares sold	31,872	51,547	$ 1,546,264	$ 2,203,936
Reinvestment of distributions	348	391	16,441	16,805
Shares redeemed	(24,432)	(32,503)	(1,181,522)	(1,366,427)
Net increase (decrease)	7,788	19,435	$ 381,183	$ 854,314
Institutional Class
Shares sold	-	857	$ -	$ 35,012
Reinvestment of distributions	27	39	1,291	1,633
Shares redeemed	(478)	(935)	(22,066)	(39,625)
Net increase (decrease)	(451)	(39)	$ (20,775)	$ (2,980)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	427	1,685	$ 20,347	$ 72,288
Reinvestment of distributions	11	36	533	1,552
Shares redeemed	(643)	(3,326)	(30,601)	(142,410)
Net increase (decrease)	(205)	(1,605)	$ (9,721)	$ (68,570)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	19	597	808
Shares redeemed	(287)	(621)	(13,228)	(26,230)
Net increase (decrease)	(274)	(602)	$ (12,631)	$ (25,422)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	13	438	562
Shares redeemed	(283)	(615)	(13,030)	(25,273)
Net increase (decrease)	(274)	(602)	$ (12,592)	$ (24,711)
Income Replacement 2042
Shares sold	40,366	45,150	$ 1,950,277	$ 1,897,966
Reinvestment of distributions	1,123	960	53,152	40,980
Shares redeemed	(6,501)	(3,141)	(305,462)	(134,772)
Net increase (decrease)	34,988	42,969	$ 1,697,967	$ 1,804,174
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	25	777	1,066
Shares redeemed	(291)	(627)	(13,432)	(26,500)
Net increase (decrease)	(275)	(602)	$ (12,655)	$ (25,434)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within their principle investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2016 Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	11%	13%	14%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust), including the schedules of investments, as of July 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 21, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016
Class A	10.66%
Class T	10.66%
Class C	10.66%
Income Replacement 2018
Class A	9.57%
Class T	9.57%
Class C	9.57%
Income Replacement 2020
Class A	9.16%
Class T	9.16%
Class C	9.16%
Income Replacement 2022
Class A	8.70%
Class T	8.70%
Class C	8.70%
Income Replacement 2024
Class A	8.26%
Class T	8.26%
Class C	8.26%
Income Replacement 2026
Class A	8.55%
Class T	8.55%
Class C	8.55%
Income Replacement 2028
Class A	7.60%
Class T	7.60%
Class C	7.60%
Income Replacement 2030
Class A	7.54%
Class T	7.54%
Class C	7.54%
Income Replacement 2032
Class A	6.99%
Class T	6.99%
Class C	6.99%
Income Replacement 2034
Class A	6.96%
Class T	6.96%
Class C	6.96%
Income Replacement 2036
Class A	6.72%
Class T	6.72%
Class C	6.72%
Income Replacement 2038
Class A	5.96%
Class T	5.96%
Class C	5.96%
Income Replacement 2040
Class A	6.33%
Class T	6.33%
Class C	6.33%
Income Replacement 2042
Class A	6.54%
Class T	6.54%
Class C	6.54%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class C
Income Replacement 2016
August 2010	13%	16%	32%
September 2010	20%	25%	50%
October 2010	20%	23%	34%
November 2010	20%	25%	50%
December 2010 (Ex-Date 12/22/10)	19%	19%	19%
December 2010 (Ex-Date 12/30/10)	19%	20%	22%
January 2011	5%	6%	15%
February 2011	5%	7%	29%
March 2011	5%	6%	12%
April 2011	5%	6%	8%
May 2011	5%	7%	15%
June 2011	5%	7%	16%
July 2011	5%	6%	11%
	Class A	Class T	Class C
Income Replacement 2018
August 2010	17%	21%	48%
September 2010	27%	36%	78%
October 2010	26%	30%	46%
November 2010	27%	35%	89%
December 2010 (Ex-Date 12/22/10)	24%	24%	24%
December 2010 (Ex-Date 12/30/10)	25%	26%	28%
January 2011	7%	9%	25%
February 2011	7%	10%	46%
March 2011	7%	8%	18%
April 2011	7%	6%	10%
May 2011	7%	9%	32%
June 2011	7%	9%	23%
July 2011	6%	7%	9%
	Class A	Class T	Class C
Income Replacement 2020
August 2010	19%	25%	60%
September 2010	31%	41%	100%
October 2010	31%	37%	62%
November 2010	32%	43%	100%
December 2010 (Ex-Date 12/22/10)	29%	29%	29%
December 2010 (Ex-Date 12/30/10)	30%	31%	34%
January 2011	8%	11%	100%
February 201	9%	13%	100%
March 2011	8%	9%	31%
April 2011	8%	9%	14%
May 2011	9%	12%	41%
June 2011	9%	11%	43%
July 2011	8%	9%	12%
	Class A	Class T	Class C
Income Replacement 2022
August 2010	23%	30%	98%
September 2010	38%	51%	100%
October 2010	36%	43%	81%
November 2010	35%	54%	100%
December 2010 (Ex-Date 12/22/10)	32%	32%	32%
December 2010 (Ex-Date 12/30/10)	33%	34%	37%
January 2011	10%	13%	86%
February 2011	11%	15%	0%
March 2011	10%	0%	67%
April 2011	9%	12%	16%
May 2011	10%	16%	100%
June 2011	10%	14%	58%
July 2011	9%	10%	14%
	Class A	Class T	Class C
Income Replacement 2024
August 2010	18%	24%	69%
September 2010	40%	54%	100%
October 2010	37%	47%	73%
November 2010	40%	59%	100%
December 2010 (Ex-Date 12/22/10)	35%	35%	35%
December 2010 (Ex-Date 12/30/10)	35%	37%	40%
January 2011	11%	16%	100%
February 2011	12%	18%	100%
March 2011	11%	15%	44%
April 2011	10%	12%	19%
May 2011	11%	16%	100%
June 2011	12%	17%	100%
July 2011	11%	12%	16%
	Class A	Class T	Class C
Income Replacement 2026
August 2010	19%	26%	85%
September 2010	42%	57%	100%
October 2010	38%	45%	77%
November 2010	44%	60%	100%
December 2010 (Ex-Date 12/22/10)	38%	38%	38%
December 2010 (Ex-Date 12/30/10)	38%	39%	43%
January 2011	14%	20%	0%
February 2011	15%	25%	0%
March 2011	12%	17%	76%
April 2011	12%	14%	21%
May 2011	11%	22%	0%
June 2011	13%	17%	100%
July 2011	12%	13%	19%
	Class A	Class T	Class C
Income Replacement 2028
August 2010	25%	0%	100%
September 2010	46%	62%	100%
October 2010	43%	51%	88%
November 2010	46%	63%	100%
December 2010 (Ex-Date 12/22/10)	37%	37%	37%
December 2010 (Ex-Date 12/30/10)	38%	39%	43%
January 2011	13%	18%	0%
February 2011	13%	21%	0%
March 2011	12%	17%	52%
April 2011	11%	13%	20%
May 2011	13%	19%	100%
June 2011	13%	18%	100%
July 2011	11%	13%	19%
	Class A	Class T	Class C
Income Replacement 2030
August 2010	25%	36%	100%
September 2010	52%	75%	100%
October 2010	47%	61%	100%
November 2010	55%	0%	100%
December 2010 (Ex-Date 12/22/10)	42%	42%	42%
December 2010 (Ex-Date 12/30/10)	43%	44%	48%
January 2011	14%	17%	0%
February 2011	15%	25%	0%
March 2011	12%	19%	96%
April 2011	12%	15%	23%
May 2011	14%	22%	59%
June 2011	14%	23%	100%
July 2011	12%	13%	20%
	Class A	Class T	Class C
Income Replacement 2032
August 2010	30%	38%	100%
September 2010	52%	80%	0%
October 2010	47%	59%	100%
November 2010	50%	79%	100%
December 2010 (Ex-Date 12/22/10)	41%	41%	41%
December 2010 (Ex-Date 12/30/10)	42%	43%	47%
January 2011	12%	18%	71%
February 2011	13%	19%	0%
March 2011	12%	16%	87%
April 2011	11%	13%	21%
May 2011	13%	21%	0%
June 2011	11%	13%	24%
July 2011	11%	13%	19%
	Class A	Class T	Class C
Income Replacement 2034
August 2010	25%	34%	100%
September 2010	52%	72%	100%
October 2010	48%	60%	100%
November 2010	55%	81%	0%
December 2010 (Ex-Date 12/22/10)	41%	41%	41%
December 2010 (Ex-Date 12/30/10)	42%	44%	48%
January 2011	13%	15%	87%
February 2011	14%	20%	0%
March 2011	13%	20%	100%
April 2011	12%	14%	21%
May 2011	15%	21%	0%
June 2011	15%	19%	0%
July 2011	12%	14%	21%
	Class A	Class T	Class C
Income Replacement 2036
August 2010	22%	31%	100%
September 2010	56%	80%	100%
October 2010	51%	61%	100%
November 2010	68%	100%	0%
December 2010 (Ex-Date 12/22/10)	49%	49%	49%
December 2010 (Ex-Date 12/30/10)	50%	51%	55%
January 2011	15%	22%	100%
February 2011	16%	28%	0%
March 2011	15%	20%	100%
April 2011	14%	16%	27%
May 2011	20%	41%	0%
June 2011	15%	22%	50%
July 2011	14%	17%	24%
	Class A	Class T	Class C
Income Replacement 2038
August 2010	26%	38%	100%
September 2010	55%	89%	100%
October 2010	50%	63%	100%
November 2010	60%	82%	0%
December 2010 (Ex-Date 12/22/10)	44%	44%	44%
December 2010 (Ex-Date 12/30/10)	45%	47%	50%
January 2011	15%	19%	100%
February 2011	14%	22%	100%
March 2011	14%	20%	100%
April 2011	12%	15%	24%
May 2011	14%	29%	0%
June 2011	15%	13%	0%
July 2011	12%	14%	21%
	Class A	Class T	Class C
Income Replacement 2040
August 2010	22%	31%	100%
September 2010	57%	79%	100%
October 2010	51%	63%	100%
November 2010	49%	92%	0%
December 2010 (Ex-Date 12/22/10)	46%	46%	46%
December 2010 (Ex-Date 12/30/10)	47%	48%	51%
January 2011	15%	28%	0%
February 2011	100%	26%	0%
March 2011	15%	17%	44%
April 2011	13%	15%	22%
May 2011	18%	30%	0%
June 2011	13%	24%	0%
July 2011	13%	15%	21%
	Class A	Class T	Class C
Income Replacement 2042
August 2010	33%	50%	0%
September 2010	57%	100%	0%
October 2010	55%	65%	100%
November 2010	60%	87%	0%
December 2010 (Ex-Date 12/22/10)	45%	45%	45%
December 2010 (Ex-Date 12/30/10)	47%	48%	51%
January 2011	17%	24%	100%
February 2011	18%	37%	0%
March 2011	17%	30%	0%
April 2011	15%	17%	28%
May 2011	17%	30%	0%
June 2011	17%	25%	100%
July 2011	14%	17%	26%

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARW-UANN-0911
1.848191.103

Fidelity Advisor Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032,
2034, 2036, 2038, 2040, 2042 -
Institutional Class

Annual Report

July 31, 2011

Each Institutional Class is a class of
Fidelity Income Replacement FundsSM

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the Funds have done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Advisor Income Replacement 2016 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fundA
Institutional Class	8.57%	2.93%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2016 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Income Replacement 2016 Fund – Inst Class
Barclays Capital® U.S. Aggregate Bond Index
33,000
30,000
27,500
25,000
22,500
20,000
$ 19,000
2008
2009
2010
2011
$32,097
$27,994

Annual Report

Fidelity Advisor Income Replacement 2018 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Institutional Class	10.03%	2.99%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2018 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Income Replacement 2018 Fund – Inst Class
Barclays Capital U.S. Aggregate Bond Index
33,000
30,000
27,500
25,000
22,500
20,000
$19,000
$32,097
$28,066
2008
2009
2010
2011

Annual Report

Fidelity Advisor Income Replacement 2020 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Institutional Class	11.10%	2.92%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2020 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Income Replacement 2020 Fund – Inst Class
Barclays Capital U.S. Aggregate Bond Index
33,000
30,000
27,500
25,000
22,500
20,000
$ 18,000
2008
2009
2010
2011
$32,097
$27,985

Annual Report

Fidelity Advisor Income Replacement 2022 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Institutional Class	11.85%	2.93%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2022 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Income Replacement 2022 Fund – Inst Class
Barclays Capital U.S. Aggregate Bond Index
33,000
30,000
27,500
25,000
22,500
20,000
$ 18,000
$32,097
$27,992
2008
2009
2010
2011

Annual Report

Fidelity Advisor Income Replacement 2024 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Institutional Class	12.41%	2.90%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2024 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Income Replacement
2024 Fund – Inst Class
S&P 500® Index
29,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
$27,968
$24,142
2008
2009
2010
2011

Annual Report

Fidelity Advisor Income Replacement 2026 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fundA
Institutional Class	12.82%	2.78%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2026 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2026 Fund – Inst Class
S&P 500 Index
29,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2008
2009
2010
2011
$27,840
$24,142

Annual Report

Fidelity Advisor Income Replacement 2028 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Institutional Class	13.12%	2.73%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2028 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2028 Fund – Inst Class
S&P 500 Index
29,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2008
2009
2010
2011
$27,783
$24,142

Annual Report

Fidelity Advisor Income Replacement 2030 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Institutional Class	13.41%	2.69%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2030 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2030 Fund – Inst Class
S&P 500 Index
29,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
$27,738
$24,142
2008
2009
2010
2011

Annual Report

Fidelity Advisor Income Replacement 2032 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Institutional Class	13.68%	2.59%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2032 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2032 Fund – Inst Class
S&P 500 Index
29,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
$27,635
$24,142
2008
2009
2010
2011

Annual Report

Fidelity Advisor Income Replacement 2034 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Institutional Class	13.97%	2.44%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2034 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2034 Fund – Inst Class
S&P 500 Index
29,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2008
2009
2010
2011
$27,483
$24,142

Annual Report

Fidelity Advisor Income Replacement 2036 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Institutional Class	14.30%	2.38%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2036 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2036 Fund – Inst Class
S&P 500 Index
29,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
$27,412
$24,142
2008
2009
2010
2011

Annual Report

Fidelity Advisor Income Replacement 2038 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Institutional Class	14.74%	1.48%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2038 Fund - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2038 Fund – Inst Class
S&P 500 Index
28,000
25,000
22,500
20,000
17,500
15,000
$12,500
$26,354
$23,806
2008
2009
2010
2011

Annual Report

Fidelity Advisor Income Replacement 2040 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Institutional Class	15.24%	1.61%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2040 Fund - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2040 Fund – Inst Class
S&P 500 Index
28,000
25,000
22,500
20,000
17,500
15,000
$12,500
$26,476
$23,806
2008
2009
2010
2011

Annual Report

Fidelity Advisor Income Replacement 2042 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Life of fund A
Institutional Class	15.42%	1.64%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2042 Fund - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2042 Fund – Inst Class
S&P 500 Index
28,000
25,000
22,500
20,000
17,500
15,000
$12,500
2008
2009
2010
2011
$26,502
$23,806

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks registered solid double-digit gains for the 12 months ending July 31, 2011, extending a rally that began more than two years earlier. Despite a rough start in August 2010, markets turned positive in September, as increased demand for capital goods and other upbeat indicators trumped investor worry about a U.S. recessionary relapse. The broad market, as measured by the S&P 500® Index, rose 9% that month, its biggest September gain in 71 years. Seven more monthly advances followed, fueled by encouraging corporate earnings and economic activity. However, volatility picked up in the period's latter months, as markets reacted to continued high U.S. unemployment, nagging debt troubles in Europe and looming legislative battles over the federal debt ceiling. May unemployment rose above 9% for the first time in 2011, contributing to a traditional "June swoon" for stocks. Market uncertainty lingered in July, when the S&P 500® posted its second-biggest monthly loss of the period. For the full year, the S&P 500® climbed 19.65%, while the blue-chip-laden Dow Jones Industrial AverageSM rose a comparable 19.09% and the technology-heavy Nasdaq Composite® Index gained 23.40%. On the capitalization spectrum, stocks of mid-cap companies fared best, with the Russell Midcap® Index rising 24.51% and the small-cap Russell 2000® Index adding 23.92%. Strong returns for stocks brought about more-tempered gains for fixed-income markets, however, as investor demand for the perceived safety of bonds fluctuated throughout the year. The Barclays Capital® U.S. Aggregate Bond Index - a broad measure of the investment-grade debt universe - rose 4.44%, lifted by second-half volatility within the equity markets. Higher-risk bond categories fared best, with The BofA Merrill LynchSM US High Yield Constrained Index returning 12.85% for the year. Despite improving in the second half of the period, bonds backed by the U.S. government were still among the weakest performers for the year, with the Barclays Capital® U.S. Treasury Bond Index adding only 3.39%. Faring worse were short-term assets, as gauged by the 0.16% increase in the Barclays Capital U.S. 3 Month Treasury Bellwether Index.

Comments from Andrew Dierdorf, Co-Portfolio Manager of Fidelity Advisor Income Replacement FundsSM, and Christopher Sharpe, who became Co-Portfolio Manager on June 21, 2011: For the year, each of the Funds' Institutional Class shares posted a positive return, ranging from roughly 9% for the shortest-dated Fund - Fidelity Advisor Income Replacement 2016 FundSM - to roughly 15% for Fidelity Advisor Income Replacement 2042 FundSM, which has the longest time horizon. For the one-year period, each of the Funds' three asset classes - equities, bonds and short-term instruments - delivered a gain. All of the underlying funds posted positive absolute returns, with equity funds providing the strongest results. On a relative basis, 10 of the 15 underlying funds outperformed their respective benchmarks. In aggregate, the Funds' equity asset class fell just short of the broad U.S. equity market, as measured by the S&P 500® Index, which rose 19.65%. The most notable relative detractors were Fidelity® Disciplined Equity Fund and Fidelity® Equity-Income Fund, which underperformed despite returning roughly 15%. However, outperformance from two of the Funds' largest equity holdings during the period - Fidelity Large Cap Core Enhanced Index Fund and Fidelity Series Broad Market Opportunities Fund - helped buoy results. The Funds' bond asset class - which included a diversified mix of underlying bond funds - handily exceeded its benchmark index, the Barclays Capital® U.S. Aggregate Bond Index, which gained 4.44%. Fidelity Total Bond Fund, which serves as the Funds' largest debt holding, anchored the Funds' performance with a roughly 6% return for the one-year time frame. Meanwhile, Fidelity Capital & Income Fund, which rose 16%, boosted the overall performance of the bond asset class. This fund primarily invested in high-yield securities, which produced solid gains during the first half of the reporting period, and was the best absolute performer in the bond category. Strategic Real Return Fund also played an important role in the Funds. This underlying fund invests in real-estate-related securities and other inflation-sensitive asset types, which benefited during the period from investors' concern about an uptick in inflation.

Note to shareholders: On August 8, 2011, there were two changes to the underlying fund lineup. Fidelity Blue Chip Growth Index Fund was added, and Fidelity Large Cap Core Enhanced Index Fund was removed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,020.40	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,018.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,016.50	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,021.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,021.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,019.80	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,018.50	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class C	1.00%
Actual		$ 1,000.00	$ 1,016.00	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,021.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,021.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,018.90	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,017.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,015.20	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,020.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,020.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,018.40	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,017.20	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,014.70	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,019.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,019.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.80	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,016.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class C	1.00%
Actual		$ 1,000.00	$ 1,014.30	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,019.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,019.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.70	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,016.50	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.90	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,018.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,019.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.30	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.90	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.70	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,018.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.10	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.30	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,018.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,016.80	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.00	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,018.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,016.80	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.90	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.10	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,018.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.50	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class C	1.00%
Actual		$ 1,000.00	$ 1,012.90	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,018.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,016.70	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.60	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,012.90	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,017.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,017.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.40	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,018.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,016.90	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,015.50	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class C	1.00%
Actual		$ 1,000.00	$ 1,013.00	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,018.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,018.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.6	2.7
Fidelity Disciplined Equity Fund	2.7	2.8
Fidelity Equity-Income Fund	2.7	2.8
Fidelity Large Cap Core Enhanced Index Fund	4.4	4.5
Fidelity Series 100 Index Fund	3.3	3.4
Fidelity Series Broad Market Opportunities Fund	4.3	4.5
Fidelity Series Small Cap Opportunities Fund	1.7	1.8
	21.7	22.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	1.3	1.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.4	8.5
Fidelity Strategic Real Return Fund	8.3	8.5
Fidelity Total Bond Fund	25.1	25.4
	41.8	42.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	17.6	16.7
Fidelity Short-Term Bond Fund	17.6	16.6
	35.2	33.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	21.7%
International Equity Funds	1.3%
Investment Grade Fixed-Income Funds	41.8%
Short-Term Funds	35.2%

Six months ago
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

Expected
Domestic Equity Funds	19.6%
Investment Grade Fixed-Income Funds	39.2%
Short-Term Funds	41.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 23.0%
	Shares	Value
Domestic Equity Funds - 21.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	14,293	$ 259,125
Fidelity Disciplined Equity Fund	11,630	270,745
Fidelity Equity-Income Fund	6,014	266,787
Fidelity Large Cap Core Enhanced Index Fund	49,020	439,710
Fidelity Series 100 Index Fund	36,581	331,061
Fidelity Series Broad Market Opportunities Fund	42,034	432,954
Fidelity Series Small Cap Opportunities Fund	15,316	171,843
TOTAL DOMESTIC EQUITY FUNDS		2,172,225
International Equity Funds - 1.3%
Fidelity Advisor International Discovery Fund Institutional Class	3,909	131,470
TOTAL EQUITY FUNDS (Cost $1,993,231)		2,303,695
Fixed-Income Funds - 41.8%

Investment Grade Fixed-Income Funds - 41.8%
Fidelity Government Income Fund	78,455	837,896
Fidelity Strategic Real Return Fund	84,075	835,706
Fidelity Total Bond Fund	227,982	2,510,085
TOTAL FIXED-INCOME FUNDS (Cost $3,886,859)		4,183,687
Short-Term Funds - 35.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	1,755,301	$ 1,755,301
Fidelity Short-Term Bond Fund	206,579	1,764,185
TOTAL SHORT-TERM FUNDS (Cost $3,481,782)		3,519,486
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,361,872)	10,006,868
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,805)
NET ASSETS - 100%	$ 10,002,063
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $373,492 of which $11,321, $234,074 and $128,097 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $9,361,872) - See accompanying schedule		$ 10,006,868
Cash		11
Receivable for investments sold		14,782
Total assets		10,021,661

Liabilities
Payable for investments purchased	$ 42
Payable for fund shares redeemed	18,009
Distribution and service plan fees payable	1,547
Total liabilities		19,598

Net Assets		$ 10,002,063
Net Assets consist of:
Paid in capital		$ 9,960,023
Undistributed net investment income		2,169
Accumulated undistributed net realized gain (loss) on investments		(605,125)
Net unrealized appreciation (depreciation) on investments		644,996
Net Assets		$ 10,002,063

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,798,102 ÷ 36,094.44 shares)		$ 49.82

Maximum offering price per share (100/94.25 of $49.82)		$ 52.86

Class T: Net Asset Value and redemption price per share ($528,707 ÷ 10,613.41 shares)		$ 49.81

Maximum offering price per share (100/96.50 of $49.81)		$ 51.62

Class C: Net Asset Value and offering price per share ($758,875 ÷ 15,230.25 shares)A		$ 49.83

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($6,872,705 ÷ 137,934.45 shares)		$ 49.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($43,674 ÷ 876.50 shares)		$ 49.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 212,369

Expenses
Distribution and service plan fees	$ 19,517
Independent trustees' compensation	40
Total expenses before reductions	19,557
Expense reductions	(40)	19,517
Net investment income (loss)		192,852
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(129,144)
Capital gain distributions from underlying funds	78,190
Total net realized gain (loss)		(50,954)
Change in net unrealized appreciation (depreciation) on underlying funds		761,739
Net gain (loss)		710,785
Net increase (decrease) in net assets resulting from operations		$ 903,637

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 192,852	$ 190,860
Net realized gain (loss)	(50,954)	(128,722)
Change in net unrealized appreciation (depreciation)	761,739	877,831
Net increase (decrease) in net assets resulting from operations	903,637	939,969
Distributions to shareholders from net investment income	(194,425)	(190,322)
Distributions to shareholders from net realized gain	(58,747)	(25,833)
Total distributions	(253,172)	(216,155)
Share transactions - net increase (decrease)	(1,722,258)	1,239,040
Total increase (decrease) in net assets	(1,071,793)	1,962,854

Net Assets
Beginning of period	11,073,856	9,111,002
End of period (including undistributed net investment income of $2,169 and undistributed net investment income of $3,810, respectively)	$ 10,002,063	$ 11,073,856

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.821	.831	1.118	1.233
Net realized and unrealized gain (loss)	3.054	3.539	(3.686)	(2.204)
Total from investment operations	3.875	4.370	(2.568)	(.971)
Distributions from net investment income	(.834)	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.095)	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Total ReturnB,C,D	8.30%	10.08%	(5.07)%	(2.02)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.68%	1.80%	2.72%	2.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,798	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	31%	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.698	.716	1.025	1.128
Net realized and unrealized gain (loss)	3.043	3.540	(3.690)	(2.219)
Total from investment operations	3.741	4.256	(2.665)	(1.091)
Distributions from net investment income	(.710)	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.971)	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Total ReturnB,C,D	8.00%	9.81%	(5.30)%	(2.26)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.42%	1.55%	2.47%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 529	$ 638	$ 499	$ 673
Portfolio turnover rate	31%	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.03	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.453	.485	.822	.904
Net realized and unrealized gain (loss)	3.055	3.531	(3.689)	(2.227)
Total from investment operations	3.508	4.016	(2.867)	(1.323)
Distributions from net investment income	(.447)	(.476)	(.813)	(.807)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(.708)	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Total ReturnB,C,D	7.49%	9.24%	(5.76)%	(2.71)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.92%	1.05%	1.97%	2.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 759	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	31%	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.944	.948	1.231	1.356
Net realized and unrealized gain (loss)	3.055	3.539	(3.692)	(2.217)
Total from investment operations	3.999	4.487	(2.461)	(.861)
Distributions from net investment income	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Total ReturnB,C	8.57%	10.36%	(4.82)%	(1.81)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.93%	2.05%	2.97%	3.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,873	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	31%	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.945	.947	1.235	1.370
Net realized and unrealized gain (loss)	3.054	3.530	(3.686)	(2.231)
Total from investment operations	3.999	4.477	(2.451)	(.861)
Distributions from net investment income	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Total ReturnB,C	8.57%	10.33%	(4.80)%	(1.81)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.92%	2.05%	2.97%	3.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 108	$ 109	$ 184
Portfolio turnover rate	31%	40%	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.4	3.5
Fidelity Disciplined Equity Fund	3.5	3.7
Fidelity Equity-Income Fund	3.5	3.7
Fidelity Large Cap Core Enhanced Index Fund	5.7	5.9
Fidelity Series 100 Index Fund	4.3	4.4
Fidelity Series Broad Market Opportunities Fund	5.7	5.9
Fidelity Series Small Cap Opportunities Fund	2.3	2.4
	28.4	29.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.7	2.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.6	0.9
Fidelity Strategic Income Fund	0.7	0.8
	1.3	1.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.9	7.8
Fidelity Strategic Real Return Fund	7.9	7.8
Fidelity Total Bond Fund	23.7	23.3
	39.5	38.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	14.0	13.5
Fidelity Short-Term Bond Fund	14.1	13.5
	28.1	27.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	28.4%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	1.3%
Investment Grade Fixed-Income Funds	39.5%
Short-Term Funds	28.1%

Six months ago
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

Expected
Domestic Equity Funds	26.1%
International Equity Funds	2.4%
Investment Grade Fixed-Income Funds	41.0%
Short-Term Funds	30.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 31.1%
	Shares	Value
Domestic Equity Funds - 28.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,863	$ 178,808
Fidelity Disciplined Equity Fund	8,010	186,461
Fidelity Equity-Income Fund	4,146	183,907
Fidelity Large Cap Core Enhanced Index Fund	33,811	303,289
Fidelity Series 100 Index Fund	25,174	227,828
Fidelity Series Broad Market Opportunities Fund	29,020	298,906
Fidelity Series Small Cap Opportunities Fund	10,586	118,778
TOTAL DOMESTIC EQUITY FUNDS		1,497,977
International Equity Funds - 2.7%
Fidelity Advisor International Discovery Fund Institutional Class	4,291	144,302
TOTAL EQUITY FUNDS (Cost $1,593,440)		1,642,279
Fixed-Income Funds - 40.8%

High Yield Fixed-Income Funds - 1.3%
Fidelity Capital & Income Fund	3,456	33,079
Fidelity Strategic Income Fund	2,994	34,068
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,147

	Shares	Value
Investment Grade Fixed-Income Funds - 39.5%
Fidelity Government Income Fund	39,200	$ 418,660
Fidelity Strategic Real Return Fund	41,988	417,364
Fidelity Total Bond Fund	113,818	1,253,133
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,089,157
TOTAL FIXED-INCOME FUNDS (Cost $2,030,227)		2,156,304
Short-Term Funds - 28.1%

Fidelity Institutional Money Market Portfolio Institutional Class	740,895	740,895
Fidelity Short-Term Bond Fund	87,317	745,686
TOTAL SHORT-TERM FUNDS (Cost $1,474,109)		1,486,581
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,097,776)	5,285,164
NET OTHER ASSETS (LIABILITIES) - 0.0%	(448)
NET ASSETS - 100%	$ 5,284,716
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $571,622 of which $123,548, $410,862 and $37,212 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $5,097,776) - See accompanying schedule		$ 5,285,164
Receivable for investments sold		25,688
Total assets		5,310,852

Liabilities
Payable for investments purchased	$ 25,721
Distribution and service plan fees payable	415
Total liabilities		26,136

Net Assets		$ 5,284,716
Net Assets consist of:
Paid in capital		$ 5,802,658
Undistributed net investment income		1,141
Accumulated undistributed net realized gain (loss) on investments		(706,471)
Net unrealized appreciation (depreciation) on investments		187,388
Net Assets		$ 5,284,716

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($783,795 ÷ 15,715.6 shares)		$ 49.87

Maximum offering price per share (100/94.25 of $49.87)		$ 52.91

Class T: Net Asset Value and redemption price per share ($148,019 ÷ 2,966.4 shares)		$ 49.90

Maximum offering price per share (100/96.50 of $49.90)		$ 51.71

Class C: Net Asset Value and offering price per share ($225,996 ÷ 4,533.7 shares)A		$ 49.85

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,806,441 ÷ 76,308.6 shares)		$ 49.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($320,465 ÷ 6,423.8 shares)		$ 49.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 111,451

Expenses
Distribution and service plan fees	$ 5,142
Independent trustees' compensation	21
Total expenses before reductions	5,163
Expense reductions	(21)	5,142
Net investment income (loss)		106,309
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(39,850)
Capital gain distributions from underlying funds	38,940
Total net realized gain (loss)		(910)
Change in net unrealized appreciation (depreciation) on underlying funds		449,375
Net gain (loss)		448,465
Net increase (decrease) in net assets resulting from operations		$ 554,774

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 106,309	$ 103,982
Net realized gain (loss)	(910)	(68,006)
Change in net unrealized appreciation (depreciation)	449,375	484,491
Net increase (decrease) in net assets resulting from operations	554,774	520,467
Distributions to shareholders from net investment income	(106,906)	(103,950)
Distributions to shareholders from net realized gain	(28,806)	(13,543)
Total distributions	(135,712)	(117,493)
Share transactions - net increase (decrease)	(565,574)	211,898
Total increase (decrease) in net assets	(146,512)	614,872

Net Assets
Beginning of period	5,431,228	4,816,356
End of period (including undistributed net investment income of $1,141 and undistributed net investment income of $1,816, respectively)	$ 5,284,716	$ 5,431,228

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.45	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.836	.836	1.092	1.163
Net realized and unrealized gain (loss)	3.655	3.763	(4.138)	(2.454)
Total from investment operations	4.491	4.599	(3.046)	(1.291)
Distributions from net investment income	(.834)	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.071)	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Total ReturnB,C,D	9.73%	10.80%	(6.06)%	(2.68)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.71%	1.83%	2.69%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 784	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	39%	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.48	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.716	.722	.989	1.075
Net realized and unrealized gain (loss)	3.664	3.759	(4.128)	(2.483)
Total from investment operations	4.380	4.481	(3.139)	(1.408)
Distributions from net investment income	(.723)	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.960)	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Total ReturnB,C,D	9.48%	10.51%	(6.28)%	(2.91)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.46%	1.58%	2.44%	2.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 148	$ 52	$ 91	$ 154
Portfolio turnover rate	39%	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.43	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.469	.495	.786	.836
Net realized and unrealized gain (loss)	3.659	3.760	(4.122)	(2.476)
Total from investment operations	4.128	4.255	(3.336)	(1.640)
Distributions from net investment income	(.471)	(.505)	(.794)	(.820)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(.708)	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Total ReturnB,C,D	8.93%	9.98%	(6.75)%	(3.36)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.96%	1.08%	1.94%	1.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 226	$ 201	$ 131	$ 365
Portfolio turnover rate	39%	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.46	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.960	.950	1.202	1.280
Net realized and unrealized gain (loss)	3.657	3.761	(4.138)	(2.469)
Total from investment operations	4.617	4.711	(2.936)	(1.189)
Distributions from net investment income	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Total ReturnB,C	10.01%	11.07%	(5.81)%	(2.48)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.96%	2.08%	2.94%	2.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,806	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	39%	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.46	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.959	.950	1.175	1.295
Net realized and unrealized gain (loss)	3.668	3.761	(4.121)	(2.474)
Total from investment operations	4.627	4.711	(2.946)	(1.179)
Distributions from net investment income	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Total ReturnB,C	10.03%	11.07%	(5.83)%	(2.46)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.96%	2.08%	2.94%	2.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 320	$ 350	$ 326	$ 214
Portfolio turnover rate	39%	24%	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.0	4.2
Fidelity Disciplined Equity Fund	4.2	4.3
Fidelity Equity-Income Fund	4.1	4.3
Fidelity Large Cap Core Enhanced Index Fund	6.9	7.0
Fidelity Series 100 Index Fund	5.1	5.2
Fidelity Series Broad Market Opportunities Fund	6.8	7.0
Fidelity Series Small Cap Opportunities Fund	2.7	2.8
	33.8	34.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.7	3.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.3	1.4
Fidelity Strategic Income Fund	1.4	1.4
	2.7	2.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.3	7.2
Fidelity Strategic Real Return Fund	7.3	7.2
Fidelity Total Bond Fund	21.9	21.6
	36.5	36.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.6	11.3
Fidelity Short-Term Bond Fund	11.7	11.2
	23.3	22.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	33.8%
International Equity Funds	3.7%
High Yield Fixed-Income Funds	2.7%
Investment Grade Fixed-Income Funds	36.5%
Short-Term Funds	23.3%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

Expected
Domestic Equity Funds	32.3%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.3%
Short-Term Funds	24.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 37.5%
	Shares	Value
Domestic Equity Funds - 33.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,861	$ 160,646
Fidelity Disciplined Equity Fund	7,178	167,105
Fidelity Equity-Income Fund	3,712	164,659
Fidelity Large Cap Core Enhanced Index Fund	30,359	272,320
Fidelity Series 100 Index Fund	22,596	204,492
Fidelity Series Broad Market Opportunities Fund	26,030	268,106
Fidelity Series Small Cap Opportunities Fund	9,469	106,243
TOTAL DOMESTIC EQUITY FUNDS		1,343,571
International Equity Funds - 3.7%
Fidelity Advisor International Discovery Fund Institutional Class	4,338	145,871
TOTAL EQUITY FUNDS (Cost $1,246,786)		1,489,442
Fixed-Income Funds - 39.2%

High Yield Fixed-Income Funds - 2.7%
Fidelity Capital & Income Fund	5,515	52,781
Fidelity Strategic Income Fund	4,785	54,448
TOTAL HIGH YIELD FIXED-INCOME FUNDS		107,229

	Shares	Value
Investment Grade Fixed-Income Funds - 36.5%
Fidelity Government Income Fund	27,198	$ 290,477
Fidelity Strategic Real Return Fund	29,143	289,686
Fidelity Total Bond Fund	79,034	870,168
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,450,331
TOTAL FIXED-INCOME FUNDS (Cost $1,439,557)		1,557,560
Short-Term Funds - 23.3%

Fidelity Institutional Money Market Portfolio Institutional Class	460,794	460,794
Fidelity Short-Term Bond Fund	54,326	463,942
TOTAL SHORT-TERM FUNDS (Cost $913,437)		924,736
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,599,780)	3,971,738
NET OTHER ASSETS (LIABILITIES) - 0.0%	(365)
NET ASSETS - 100%	$ 3,971,373
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $144,422 of which $3,778, $118,446 and $22,198 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $3,599,780) - See accompanying schedule		$ 3,971,738
Receivable for investments sold		3
Total assets		3,971,741

Liabilities
Payable for investments purchased	$ 2
Distribution and service plan fees payable	366
Total liabilities		368

Net Assets		$ 3,971,373
Net Assets consist of:
Paid in capital		$ 3,836,502
Undistributed net investment income		855
Accumulated undistributed net realized gain (loss) on investments		(237,942)
Net unrealized appreciation (depreciation) on investments		371,958
Net Assets		$ 3,971,373

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($435,873 ÷ 8,718.36 shares)		$ 49.99

Maximum offering price per share (100/94.25 of $49.99)		$ 53.04

Class T: Net Asset Value and redemption price per share ($195,964 ÷ 3,920.19 shares)		$ 49.99

Maximum offering price per share (100/96.50 of $49.99)		$ 51.80

Class C: Net Asset Value and offering price per share ($228,454 ÷ 4,571.93 shares)A		$ 49.97

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($3,078,631 ÷ 61,577.53 shares)		$ 50.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,451 ÷ 649.06 shares)		$ 50.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 76,517

Expenses
Distribution and service plan fees	$ 5,120
Independent trustees' compensation	14
Total expenses before reductions	5,134
Expense reductions	(14)	5,120
Net investment income (loss)		71,397
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,978)
Capital gain distributions from underlying funds	23,304
Total net realized gain (loss)		11,326
Change in net unrealized appreciation (depreciation) on underlying funds		303,624
Net gain (loss)		314,950
Net increase (decrease) in net assets resulting from operations		$ 386,347

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,397	$ 58,358
Net realized gain (loss)	11,326	(17,761)
Change in net unrealized appreciation (depreciation)	303,624	270,430
Net increase (decrease) in net assets resulting from operations	386,347	311,027
Distributions to shareholders from net investment income	(71,547)	(58,210)
Distributions to shareholders from net realized gain	(16,958)	(7,714)
Total distributions	(88,505)	(65,924)
Share transactions - net increase (decrease)	363,777	451,360
Total increase (decrease) in net assets	661,619	696,463

Net Assets
Beginning of period	3,309,754	2,613,291
End of period (including undistributed net investment income of $855 and undistributed net investment income of $1,012, respectively)	$ 3,971,373	$ 3,309,754

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.817	.812	1.027	1.085
Net realized and unrealized gain (loss)	4.128	3.930	(4.465)	(2.692)
Total from investment operations	4.945	4.742	(3.438)	(1.607)
Distributions from net investment income	(.826)	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.045)	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Total ReturnB,C,D	10.79%	11.27%	(7.00)%	(3.33)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.67%	1.79%	2.60%	2.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 436	$ 607	$ 502	$ 503
Portfolio turnover rate	48%	38%	60%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.696	.696	.926	.985
Net realized and unrealized gain (loss)	4.135	3.928	(4.460)	(2.707)
Total from investment operations	4.831	4.624	(3.534)	(1.722)
Distributions from net investment income	(.712)	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.931)	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Total ReturnB,C,D	10.54%	10.98%	(7.23)%	(3.56)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.42%	1.54%	2.35%	2.17%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 196	$ 134	$ 171	$ 187
Portfolio turnover rate	48%	38%	60%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.06	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.449	.473	.736	.755
Net realized and unrealized gain (loss)	4.132	3.923	(4.471)	(2.699)
Total from investment operations	4.581	4.396	(3.735)	(1.944)
Distributions from net investment income	(.452)	(.481)	(.725)	(.806)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(.671)	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Total ReturnB,C,D	9.98%	10.43%	(7.70)%	(3.99)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.92%	1.05%	1.85%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 228	$ 295	$ 221	$ 275
Portfolio turnover rate	48%	38%	60%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.942	.925	1.125	1.190
Net realized and unrealized gain (loss)	4.138	3.919	(4.464)	(2.677)
Total from investment operations	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total ReturnB,C	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.92%	2.04%	2.86%	2.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,079	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	48%	38%	60%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.939	.928	1.138	1.215
Net realized and unrealized gain (loss)	4.141	3.916	(4.477)	(2.702)
Total from investment operations	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total ReturnB,C	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.92%	2.04%	2.85%	2.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 49	$ 95	$ 163
Portfolio turnover rate	48%	38%	60%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.5	4.6
Fidelity Disciplined Equity Fund	4.7	4.8
Fidelity Equity-Income Fund	4.6	4.8
Fidelity Large Cap Core Enhanced Index Fund	7.7	7.8
Fidelity Series 100 Index Fund	5.8	5.8
Fidelity Series Broad Market Opportunities Fund	7.6	7.8
Fidelity Series Small Cap Opportunities Fund	3.0	3.1
	37.9	38.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.6	4.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	1.7
Fidelity Strategic Income Fund	1.8	1.8
	3.5	3.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.9	6.7
Fidelity Strategic Real Return Fund	6.8	6.8
Fidelity Total Bond Fund	20.5	20.3
	34.2	33.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.9	9.6
Fidelity Short-Term Bond Fund	9.9	9.6
	19.8	19.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	37.9%
International Equity Funds	4.6%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	19.8%

Six months ago
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

Expected
Domestic Equity Funds	36.9%
International Equity Funds	4.3%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	34.9%
Short-Term Funds	20.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 42.5%
	Shares	Value
Domestic Equity Funds - 37.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,478	$ 153,712
Fidelity Disciplined Equity Fund	6,883	160,235
Fidelity Equity-Income Fund	3,560	157,914
Fidelity Large Cap Core Enhanced Index Fund	29,054	260,616
Fidelity Series 100 Index Fund	21,663	196,046
Fidelity Series Broad Market Opportunities Fund	24,921	256,689
Fidelity Series Small Cap Opportunities Fund	9,074	101,805
TOTAL DOMESTIC EQUITY FUNDS		1,287,017
International Equity Funds - 4.6%
Fidelity Advisor International Discovery Fund Institutional Class	4,654	156,500
TOTAL EQUITY FUNDS (Cost $1,498,678)		1,443,517
Fixed-Income Funds - 37.7%

High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund	6,066	58,055
Fidelity Strategic Income Fund	5,247	59,707
TOTAL HIGH YIELD FIXED-INCOME FUNDS		117,762

	Shares	Value
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Government Income Fund	21,813	$ 232,960
Fidelity Strategic Real Return Fund	23,409	232,688
Fidelity Total Bond Fund	63,382	697,839
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,163,487
TOTAL FIXED-INCOME FUNDS (Cost $1,236,149)		1,281,249
Short-Term Funds - 19.8%

Fidelity Institutional Money Market Portfolio Institutional Class	334,581	334,581
Fidelity Short-Term Bond Fund	39,427	336,703
TOTAL SHORT-TERM FUNDS (Cost $669,361)		671,284
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,404,188)	3,396,050
NET OTHER ASSETS (LIABILITIES) - 0.0%	(49)
NET ASSETS - 100%	$ 3,396,001
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $619,540 of which $64,025, $481,397 and $74,118 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $3,404,188) - See accompanying schedule	$ 3,396,050
Cash	1
Receivable for investments sold	2
Total assets	3,396,053

Liabilities
Distribution and service plan fees payable	52

Net Assets	$ 3,396,001
Net Assets consist of:
Paid in capital	$ 4,057,410
Undistributed net investment income	761
Accumulated undistributed net realized gain (loss) on investments	(654,032)
Net unrealized appreciation (depreciation) on investments	(8,138)
Net Assets	$ 3,396,001

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,513 ÷ 1,436.28 shares)	$ 49.79

Maximum offering price per share (100/94.25 of $49.79)	$ 52.83

Class T: Net Asset Value and redemption price per share ($22,848 ÷ 458.60 shares)	$ 49.82

Maximum offering price per share (100/96.50 of $49.82)	$ 51.63

Class C: Net Asset Value and offering price per share ($32,317 ÷ 648.81 shares)A	$ 49.81

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($3,265,504 ÷ 65,598.59 shares)	$ 49.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,819 ÷ 76.73 shares)	$ 49.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 58,689

Expenses
Distribution and service plan fees	$ 836
Independent trustees' compensation	11
Total expenses before reductions	847
Expense reductions	(11)	836
Net investment income (loss)		57,853
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	33,778
Capital gain distributions from underlying funds	17,436
Total net realized gain (loss)		51,214
Change in net unrealized appreciation (depreciation) on underlying funds		211,768
Net gain (loss)		262,982
Net increase (decrease) in net assets resulting from operations		$ 320,835

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,853	$ 57,048
Net realized gain (loss)	51,214	(60,204)
Change in net unrealized appreciation (depreciation)	211,768	328,653
Net increase (decrease) in net assets resulting from operations	320,835	325,497
Distributions to shareholders from net investment income	(57,885)	(57,173)
Distributions to shareholders from net realized gain	(12,730)	(19,734)
Total distributions	(70,615)	(76,907)
Share transactions - net increase (decrease)	582,659	(508,119)
Total increase (decrease) in net assets	832,879	(259,529)

Net Assets
Beginning of period	2,563,122	2,822,651
End of period (including undistributed net investment income of $761 and undistributed net investment income of $816, respectively)	$ 3,396,001	$ 2,563,122

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.58	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.817	.815	1.035	1.087
Net realized and unrealized gain (loss)	4.431	3.980	(4.739)	(2.853)
Total from investment operations	5.248	4.795	(3.704)	(1.766)
Distributions from net investment income	(.824)	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.038)	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Total ReturnB,C,D	11.58%	11.53%	(7.53)%	(3.64)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.26%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.25%A
Expenses net of all reductions	.25%	.25%	.26%	.25%A
Net investment income (loss)	1.67%	1.82%	2.62%	2.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 42	$ 122	$ 289
Portfolio turnover rate	29%	24%	22%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.57	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.691	.702	.933	.982
Net realized and unrealized gain (loss)	4.434	3.985	(4.736)	(2.862)
Total from investment operations	5.125	4.687	(3.803)	(1.880)
Distributions from net investment income	(.661)	(.685)	(.957)	(.910)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.875)	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Total ReturnB,C,D	11.30%	11.27%	(7.77)%	(3.87)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.51%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.50%A
Expenses net of all reductions	.50%	.50%	.51%	.50%A
Net investment income (loss)	1.43%	1.57%	2.37%	2.16%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 77	$ 112	$ 187
Portfolio turnover rate	29%	24%	22%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.58	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.447	.477	.737	.760
Net realized and unrealized gain (loss)	4.434	3.989	(4.745)	(2.860)
Total from investment operations	4.881	4.466	(4.008)	(2.100)
Distributions from net investment income	(.437)	(.454)	(.752)	(.690)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(.651)	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Total ReturnB,C,D	10.74%	10.72%	(8.25)%	(4.29)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.01%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.00%A
Net investment income (loss)	.92%	1.07%	1.87%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 44	$ 69	$ 120
Portfolio turnover rate	29%	24%	22%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.56	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.937	.925	1.144	1.190
Net realized and unrealized gain (loss)	4.438	3.978	(4.752)	(2.836)
Total from investment operations	5.375	4.903	(3.608)	(1.646)
Distributions from net investment income	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Total ReturnB,C	11.87%	11.80%	(7.30)%	(3.41)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.00%F	.00%F	.01%	.00%A,F
Expenses net of fee waivers, if any	.00%	.00%	.01%	.00%A
Expenses net of all reductions	.00%	.00%	.01%	.00%A
Net investment income (loss)	1.92%	2.07%	2.87%	2.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,266	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	29%	24%	22%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.56	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.937	.918	1.131	1.208
Net realized and unrealized gain (loss)	4.428	3.995	(4.749)	(2.854)
Total from investment operations	5.365	4.913	(3.618)	(1.646)
Distributions from net investment income	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Total ReturnB,C	11.85%	11.83%	(7.33)%	(3.41)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.00%F	.00%F	.01%	.00%A,F
Expenses net of fee waivers, if any	.00%	.00%	.01%	.00%A
Expenses net of all reductions	.00%	.00%	.01%	.00%A
Net investment income (loss)	1.92%	2.07%	2.87%	2.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4	$ 5	$ 166	$ 277
Portfolio turnover rate	29%	24%	22%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.8	4.9
Fidelity Disciplined Equity Fund	5.0	5.1
Fidelity Equity-Income Fund	5.0	5.1
Fidelity Large Cap Core Enhanced Index Fund	8.2	8.3
Fidelity Series 100 Index Fund	6.2	6.2
Fidelity Series Broad Market Opportunities Fund	8.1	8.3
Fidelity Series Small Cap Opportunities Fund	3.2	3.3
	40.5	41.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.5	5.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.0
Fidelity Strategic Income Fund	2.0	2.0
	4.0	4.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.4
Fidelity Strategic Real Return Fund	6.5	6.5
Fidelity Total Bond Fund	19.6	19.3
	32.6	32.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.7	8.5
Fidelity Short-Term Bond Fund	8.7	8.5
	17.4	17.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	40.5%
International Equity Funds	5.5%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.6%
Short-Term Funds	17.4%

Six months ago
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	17.0%

Expected
Domestic Equity Funds	40.1%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.8%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	18.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 46.0%
	Shares	Value
Domestic Equity Funds - 40.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,049	$ 91,546
Fidelity Disciplined Equity Fund	4,095	95,335
Fidelity Equity-Income Fund	2,120	94,043
Fidelity Large Cap Core Enhanced Index Fund	17,276	154,970
Fidelity Series 100 Index Fund	12,883	116,595
Fidelity Series Broad Market Opportunities Fund	14,839	152,838
Fidelity Series Small Cap Opportunities Fund	5,404	60,636
TOTAL DOMESTIC EQUITY FUNDS		765,963
International Equity Funds - 5.5%
Fidelity Advisor International Discovery Fund Institutional Class	3,061	102,936
TOTAL EQUITY FUNDS (Cost $797,205)		868,899
Fixed-Income Funds - 36.6%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund	3,893	37,255
Fidelity Strategic Income Fund	3,365	38,297
TOTAL HIGH YIELD FIXED-INCOME FUNDS		75,552

	Shares	Value
Investment Grade Fixed-Income Funds - 32.6%
Fidelity Government Income Fund	11,548	$ 123,328
Fidelity Strategic Real Return Fund	12,387	123,130
Fidelity Total Bond Fund	33,605	369,993
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		616,451
TOTAL FIXED-INCOME FUNDS (Cost $649,880)		692,003
Short-Term Funds - 17.4%

Fidelity Institutional Money Market Portfolio Institutional Class	164,304	164,304
Fidelity Short-Term Bond Fund	19,359	165,329
TOTAL SHORT-TERM FUNDS (Cost $325,980)		329,633
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,773,065)	1,890,535
NET OTHER ASSETS (LIABILITIES) - 0.0%	(136)
NET ASSETS - 100%	$ 1,890,399
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $134,792 of which $9,801, $66,647 and $58,344 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $1,773,065) - See accompanying schedule		$ 1,890,535
Cash		72
Total assets		1,890,607

Liabilities
Payable for investments purchased	$ 4
Distribution and service plan fees payable	204
Total liabilities		208

Net Assets		$ 1,890,399
Net Assets consist of:
Paid in capital		$ 1,937,792
Undistributed net investment income		362
Accumulated undistributed net realized gain (loss) on investments		(165,225)
Net unrealized appreciation (depreciation) on investments		117,470
Net Assets		$ 1,890,399

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($187,352 ÷ 3,758.0 shares)		$ 49.85

Maximum offering price per share (100/94.25 of $49.85)		$ 52.89

Class T: Net Asset Value and redemption price per share ($40,221 ÷ 806.5 shares)		$ 49.87

Maximum offering price per share (100/96.50 of $49.87)		$ 51.68

Class C: Net Asset Value and offering price per share ($171,805 ÷ 3,448.6 shares)A		$ 49.82

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,463,400 ÷ 29,350.7 shares)		$ 49.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,621 ÷ 554.0 shares)		$ 49.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 32,191

Expenses
Distribution and service plan fees	$ 2,557
Independent trustees' compensation	6
Total expenses before reductions	2,563
Expense reductions	(6)	2,557
Net investment income (loss)		29,634
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,024)
Capital gain distributions from underlying funds	9,534
Total net realized gain (loss)		(5,490)
Change in net unrealized appreciation (depreciation) on underlying funds		160,663
Net gain (loss)		155,173
Net increase (decrease) in net assets resulting from operations		$ 184,807

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,634	$ 30,872
Net realized gain (loss)	(5,490)	(37,364)
Change in net unrealized appreciation (depreciation)	160,663	180,425
Net increase (decrease) in net assets resulting from operations	184,807	173,933
Distributions to shareholders from net investment income	(29,693)	(30,833)
Distributions to shareholders from net realized gain	(7,078)	(4,233)
Total distributions	(36,771)	(35,066)
Share transactions - net increase (decrease)	206,846	87,922
Total increase (decrease) in net assets	354,882	226,789

Net Assets
Beginning of period	1,535,517	1,308,728
End of period (including undistributed net investment income of $362 and undistributed net investment income of $438, respectively)	$ 1,890,399	$ 1,535,517

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.41	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.809	.811	1.014	1.063
Net realized and unrealized gain (loss)	4.667	4.020	(5.004)	(2.884)
Total from investment operations	5.476	4.831	(3.990)	(1.821)
Distributions from net investment income	(.819)	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.036)	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Total ReturnB,C,D	12.13%	11.70%	(8.10)%	(3.77)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.66%	1.82%	2.62%	2.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187	$ 260	$ 287	$ 286
Portfolio turnover rate	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.685	.701	.919	.966
Net realized and unrealized gain (loss)	4.672	4.025	(5.010)	(2.903)
Total from investment operations	5.357	4.726	(4.091)	(1.937)
Distributions from net investment income	(.690)	(.676)	(.919)	(.923)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.907)	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Total ReturnB,C,D	11.85%	11.43%	(8.34)%	(3.99)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.41%	1.57%	2.37%	2.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40	$ 54	$ 69	$ 96
Portfolio turnover rate	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.38	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.443	.476	.726	.728
Net realized and unrealized gain (loss)	4.668	4.020	(5.005)	(2.903)
Total from investment operations	5.111	4.496	(4.279)	(2.175)
Distributions from net investment income	(.454)	(.456)	(.721)	(.725)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(.671)	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Total ReturnB,C,D	11.30%	10.87%	(8.80)%	(4.45)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.91%	1.07%	1.87%	1.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 159	$ 147	$ 233
Portfolio turnover rate	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.933	.924	1.118	1.166
Net realized and unrealized gain (loss)	4.668	4.020	(5.011)	(2.868)
Total from investment operations	5.601	4.944	(3.893)	(1.702)
Distributions from net investment income	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Total ReturnB,C	12.41%	11.98%	(7.87)%	(3.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.91%	2.07%	2.87%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,463	$ 1,026	$ 749	$ 714
Portfolio turnover rate	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.930	.922	1.119	1.194
Net realized and unrealized gain (loss)	4.671	4.032	(5.022)	(2.896)
Total from investment operations	5.601	4.954	(3.903)	(1.702)
Distributions from net investment income	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Total ReturnB,C	12.41%	12.00%	(7.89)%	(3.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.91%	2.07%	2.87%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 37	$ 57	$ 97
Portfolio turnover rate	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.1	5.2
Fidelity Disciplined Equity Fund	5.3	5.4
Fidelity Equity-Income Fund	5.2	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.5	8.6
Fidelity Series 100 Index Fund	6.4	6.4
Fidelity Series Broad Market Opportunities Fund	8.4	8.6
Fidelity Series Small Cap Opportunities Fund	3.3	3.4
	42.2	43.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.3	6.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.2
Fidelity Strategic Income Fund	2.2	2.2
	4.4	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.1
Fidelity Strategic Real Return Fund	6.2	6.1
Fidelity Total Bond Fund	18.6	18.4
	31.0	30.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.0	7.8
Fidelity Short-Term Bond Fund	8.1	7.8
	16.1	15.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	42.2%
International Equity Funds	6.3%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	31.0%
Short-Term Funds	16.1%

Six months ago
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Expected
Domestic Equity Funds	42.2%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.3%
Short-Term Funds	16.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 48.5%
	Shares	Value
Domestic Equity Funds - 42.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,898	$ 106,934
Fidelity Disciplined Equity Fund	4,781	111,297
Fidelity Equity-Income Fund	2,473	109,722
Fidelity Large Cap Core Enhanced Index Fund	20,161	180,847
Fidelity Series 100 Index Fund	15,033	136,051
Fidelity Series Broad Market Opportunities Fund	17,322	178,417
Fidelity Series Small Cap Opportunities Fund	6,320	70,910
TOTAL DOMESTIC EQUITY FUNDS		894,178
International Equity Funds - 6.3%
Fidelity Advisor International Discovery Fund Institutional Class	3,941	132,532
TOTAL EQUITY FUNDS (Cost $1,010,950)		1,026,710
Fixed-Income Funds - 35.4%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	4,801	45,941
Fidelity Strategic Income Fund	4,151	47,240
TOTAL HIGH YIELD FIXED-INCOME FUNDS		93,181

	Shares	Value
Investment Grade Fixed-Income Funds - 31.0%
Fidelity Government Income Fund	12,311	$ 131,479
Fidelity Strategic Real Return Fund	13,203	131,240
Fidelity Total Bond Fund	35,788	394,031
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		656,750
TOTAL FIXED-INCOME FUNDS (Cost $726,483)		749,931
Short-Term Funds - 16.1%

Fidelity Institutional Money Market Portfolio Institutional Class	169,363	169,363
Fidelity Short-Term Bond Fund	19,953	170,401
TOTAL SHORT-TERM FUNDS (Cost $338,274)		339,764
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,075,707)	2,116,405
NET OTHER ASSETS (LIABILITIES) - 0.0%	(236)
NET ASSETS - 100%	$ 2,116,169
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $233,577 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $2,075,707) - See accompanying schedule		$ 2,116,405
Receivable for investments sold		823
Receivable for fund shares sold		176
Total assets		2,117,404

Liabilities
Payable for investments purchased	$ 163
Payable for fund shares redeemed	838
Distribution and service plan fees payable	234
Total liabilities		1,235

Net Assets		$ 2,116,169
Net Assets consist of:
Paid in capital		$ 2,329,399
Undistributed net investment income		405
Accumulated undistributed net realized gain (loss) on investments		(254,333)
Net unrealized appreciation (depreciation) on investments		40,698
Net Assets		$ 2,116,169

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,032 ÷ 2,181.2 shares)		$ 49.53

Maximum offering price per share (100/94.25 of $49.53)		$ 52.55

Class T: Net Asset Value and redemption price per share ($130,369 ÷ 2,632.2 shares)		$ 49.53

Maximum offering price per share (100/96.50 of $49.53)		$ 51.33

Class C: Net Asset Value and offering price per share ($184,116 ÷ 3,720.4 shares)A		$ 49.49

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,666,155 ÷ 33,638.7 shares)		$ 49.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,497 ÷ 555.2 shares)		$ 49.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 26,676

Expenses
Distribution and service plan fees	$ 2,604
Independent trustees' compensation	5
Total expenses before reductions	2,609
Expense reductions	(5)	2,604
Net investment income (loss)		24,072
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,602
Capital gain distributions from underlying funds	6,465
Total net realized gain (loss)		23,067
Change in net unrealized appreciation (depreciation) on underlying funds		89,707
Net gain (loss)		112,774
Net increase (decrease) in net assets resulting from operations		$ 136,846

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,072	$ 13,583
Net realized gain (loss)	23,067	(46,103)
Change in net unrealized appreciation (depreciation)	89,707	120,286
Net increase (decrease) in net assets resulting from operations	136,846	87,766
Distributions to shareholders from net investment income	(23,914)	(13,653)
Distributions to shareholders from net realized gain	(4,626)	(1,823)
Total distributions	(28,540)	(15,476)
Share transactions - net increase (decrease)	1,015,365	199,973
Total increase (decrease) in net assets	1,123,671	272,263

Net Assets
Beginning of period	992,498	720,235
End of period (including undistributed net investment income of $405 and undistributed net investment income of $259, respectively)	$ 2,116,169	$ 992,498

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.93	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.750	.743	1.042	1.076
Net realized and unrealized gain (loss)	4.846	4.098	(5.184)	(3.105)
Total from investment operations	5.596	4.841	(4.142)	(2.029)
Distributions from net investment income	(.796)	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.996)	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Total ReturnB,C,D	12.52%	11.87%	(8.56)%	(4.19)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.55%	1.68%	2.70%	2.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 45	$ 69	$ 131
Portfolio turnover rate	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.630	.638	.944	.966
Net realized and unrealized gain (loss)	4.851	4.092	(5.184)	(3.110)
Total from investment operations	5.481	4.730	(4.240)	(2.144)
Distributions from net investment income	(.671)	(.670)	(.930)	(.916)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.871)	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Total ReturnB,C,D	12.26%	11.59%	(8.79)%	(4.41)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.30%	1.44%	2.45%	2.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130	$ 116	$ 55	$ 96
Portfolio turnover rate	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.89	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.387	.412	.757	.723
Net realized and unrealized gain (loss)	4.848	4.087	(5.183)	(3.090)
Total from investment operations	5.235	4.499	(4.426)	(2.367)
Distributions from net investment income	(.435)	(.449)	(.724)	(.733)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(.635)	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Total ReturnB,C,D	11.70%	11.01%	(9.25)%	(4.85)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.80%	.94%	1.95%	1.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 184	$ 174	$ 183	$ 485
Portfolio turnover rate	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.878	.856	1.138	1.168
Net realized and unrealized gain (loss)	4.844	4.091	(5.190)	(3.079)
Total from investment operations	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total ReturnB,C	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.80%	1.94%	2.95%	2.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,666	$ 622	$ 357	$ 783
Portfolio turnover rate	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.870	.855	1.136	1.196
Net realized and unrealized gain (loss)	4.852	4.092	(5.188)	(3.107)
Total from investment operations	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.200)	(.110)	(.620)	(.180)
Total distributions	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total ReturnB,C	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.80%	1.94%	2.95%	2.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	5.3
Fidelity Disciplined Equity Fund	5.4	5.5
Fidelity Equity-Income Fund	5.4	5.5
Fidelity Large Cap Core Enhanced Index Fund	8.8	8.9
Fidelity Series 100 Index Fund	6.7	6.6
Fidelity Series Broad Market Opportunities Fund	8.7	8.9
Fidelity Series Small Cap Opportunities Fund	3.5	3.5
	43.7	44.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.0	7.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.4
Fidelity Strategic Income Fund	2.4	2.3
	4.7	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	5.9
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	18.0	17.8
	30.0	29.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.3	7.1
Fidelity Short-Term Bond Fund	7.3	7.1
	14.6	14.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.7%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.0%
Short-Term Funds	14.6%

Six months ago
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

Expected
Domestic Equity Funds	43.6%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	14.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 50.7%
	Shares	Value
Domestic Equity Funds - 43.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	17,596	$ 319,008
Fidelity Disciplined Equity Fund	14,289	332,641
Fidelity Equity-Income Fund	7,396	328,096
Fidelity Large Cap Core Enhanced Index Fund	60,340	541,253
Fidelity Series 100 Index Fund	44,955	406,839
Fidelity Series Broad Market Opportunities Fund	51,796	533,504
Fidelity Series Small Cap Opportunities Fund	18,857	211,575
TOTAL DOMESTIC EQUITY FUNDS		2,672,916
International Equity Funds - 7.0%
Fidelity Advisor International Discovery Fund Institutional Class	12,762	429,191
TOTAL EQUITY FUNDS (Cost $2,893,214)		3,102,107
Fixed-Income Funds - 34.7%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	14,925	142,835
Fidelity Strategic Income Fund	12,928	147,120
TOTAL HIGH YIELD FIXED-INCOME FUNDS		289,955

	Shares	Value
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Government Income Fund	34,396	$ 367,347
Fidelity Strategic Real Return Fund	36,854	366,332
Fidelity Total Bond Fund	99,916	1,100,075
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,833,754
TOTAL FIXED-INCOME FUNDS (Cost $1,984,070)		2,123,709
Short-Term Funds - 14.6%

Fidelity Institutional Money Market Portfolio Institutional Class	447,019	447,019
Fidelity Short-Term Bond Fund	52,693	449,997
TOTAL SHORT-TERM FUNDS (Cost $887,417)		897,016
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,764,701)	6,122,832
NET OTHER ASSETS (LIABILITIES) - 0.0%	(121)
NET ASSETS - 100%	$ 6,122,711
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $600,001 of which $7,815, $381,761 and $210,425 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $5,764,701) - See accompanying schedule	$ 6,122,832
Cash	1
Total assets	6,122,833

Liabilities
Distribution and service plan fees payable	122

Net Assets	$ 6,122,711
Net Assets consist of:
Paid in capital	$ 6,478,326
Undistributed net investment income	1,283
Accumulated undistributed net realized gain (loss) on investments	(715,029)
Net unrealized appreciation (depreciation) on investments	358,131
Net Assets	$ 6,122,711

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($133,341 ÷ 2,671.2 shares)	$ 49.92

Maximum offering price per share (100/94.25 of $49.92)	$ 52.97

Class T: Net Asset Value and redemption price per share ($130,222 ÷ 2,607.4 shares)	$ 49.94

Maximum offering price per share (100/96.50 of $49.94)	$ 51.75

Class C: Net Asset Value and offering price per share ($48,899 ÷ 979.2 shares)A	$ 49.94

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,782,807 ÷ 115,831.5 shares)	$ 49.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,442 ÷ 549.7 shares)	$ 49.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 118,343

Expenses
Distribution and service plan fees	$ 2,069
Independent trustees' compensation	23
Total expenses before reductions	2,092
Expense reductions	(23)	2,069
Net investment income (loss)		116,274
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(40,097)
Capital gain distributions from underlying funds	35,036
Total net realized gain (loss)		(5,061)
Change in net unrealized appreciation (depreciation) on underlying funds		647,446
Net gain (loss)		642,385
Net increase (decrease) in net assets resulting from operations		$ 758,659

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,274	$ 130,949
Net realized gain (loss)	(5,061)	(193,465)
Change in net unrealized appreciation (depreciation)	647,446	828,403
Net increase (decrease) in net assets resulting from operations	758,659	765,887
Distributions to shareholders from net investment income	(116,717)	(131,065)
Distributions to shareholders from net realized gain	(25,763)	(16,965)
Total distributions	(142,480)	(148,030)
Share transactions - net increase (decrease)	(649,489)	(832,893)
Total increase (decrease) in net assets	(33,310)	(215,036)

Net Assets
Beginning of period	6,156,021	6,371,057
End of period (including undistributed net investment income of $1,283 and undistributed net investment income of $1,839, respectively)	$ 6,122,711	$ 6,156,021

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.17	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.802	.789	1.000	.966
Net realized and unrealized gain (loss)	4.972	4.116	(5.341)	(3.085)
Total from investment operations	5.774	4.905	(4.341)	(2.119)
Distributions from net investment income	(.815)	(.785)	(.979)	(.911)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.024)	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Total ReturnB,C,D	12.85%	11.96%	(8.93)%	(4.36)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.65%	1.78%	2.60%	2.16%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133	$ 359	$ 278	$ 371
Portfolio turnover rate	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.16	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.682	.678	.905	.847
Net realized and unrealized gain (loss)	4.975	4.107	(5.340)	(3.079)
Total from investment operations	5.657	4.785	(4.435)	(2.232)
Distributions from net investment income	(.668)	(.675)	(.875)	(.808)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.877)	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Total ReturnB,C,D	12.57%	11.66%	(9.15)%	(4.57)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.40%	1.53%	2.35%	1.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130	$ 328	$ 311	$ 606
Portfolio turnover rate	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.438	.454	.711	.639
Net realized and unrealized gain (loss)	4.974	4.117	(5.333)	(3.104)
Total from investment operations	5.412	4.571	(4.622)	(2.465)
Distributions from net investment income	(.453)	(.431)	(.678)	(.585)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(.662)	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Total ReturnB,C,D	12.01%	11.13%	(9.60)%	(5.02)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.90%	1.02%	1.84%	1.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49	$ 51	$ 86	$ 150
Portfolio turnover rate	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.925	.900	1.087	1.067
Net realized and unrealized gain (loss)	4.965	4.115	(5.330)	(3.072)
Total from investment operations	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total ReturnB,C	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.90%	2.03%	2.85%	2.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,783	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.923	.899	1.097	1.101
Net realized and unrealized gain (loss)	4.967	4.116	(5.340)	(3.106)
Total from investment operations	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total ReturnB,C	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net AssetsE,H
Expenses before reductions F	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.90%	2.03%	2.85%	2.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.4
Fidelity Disciplined Equity Fund	5.6	5.7
Fidelity Equity-Income Fund	5.5	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.0	9.0
Fidelity Series 100 Index Fund	6.8	6.8
Fidelity Series Broad Market Opportunities Fund	8.9	9.0
Fidelity Series Small Cap Opportunities Fund	3.5	3.6
	44.6	45.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.8	8.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.5
	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.7
Fidelity Strategic Real Return Fund	5.8	5.7
Fidelity Total Bond Fund	17.4	17.1
	29.0	28.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.8	6.6
Fidelity Short-Term Bond Fund	6.8	6.7
	13.6	13.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.6%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.6%

Six months ago
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

Expected
Domestic Equity Funds	44.8%
International Equity Funds	7.6%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.3%
Short-Term Funds	13.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 52.4%
	Shares	Value
Domestic Equity Funds - 44.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,799	$ 232,051
Fidelity Disciplined Equity Fund	10,362	241,225
Fidelity Equity-Income Fund	5,369	238,151
Fidelity Large Cap Core Enhanced Index Fund	43,733	392,287
Fidelity Series 100 Index Fund	32,593	294,970
Fidelity Series Broad Market Opportunities Fund	37,578	387,050
Fidelity Series Small Cap Opportunities Fund	13,677	153,458
TOTAL DOMESTIC EQUITY FUNDS		1,939,192
International Equity Funds - 7.8%
Fidelity Advisor International Discovery Fund Institutional Class	10,085	339,163
TOTAL EQUITY FUNDS (Cost $2,131,023)		2,278,355
Fixed-Income Funds - 34.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	11,191	107,099
Fidelity Strategic Income Fund	9,671	110,054
TOTAL HIGH YIELD FIXED-INCOME FUNDS		217,153

	Shares	Value
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund	23,635	$ 252,421
Fidelity Strategic Real Return Fund	25,326	251,737
Fidelity Total Bond Fund	68,744	756,876
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,261,034
TOTAL FIXED-INCOME FUNDS (Cost $1,435,010)		1,478,187
Short-Term Funds - 13.6%

Fidelity Institutional Money Market Portfolio Institutional Class	293,874	293,874
Fidelity Short-Term Bond Fund	34,617	295,628
TOTAL SHORT-TERM FUNDS (Cost $586,052)		589,502
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,152,085)	4,346,044
NET OTHER ASSETS (LIABILITIES) - 0.0%	(251)
NET ASSETS - 100%	$ 4,345,793
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $119,726 of which $33,830 and $85,896 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $4,152,085) - See accompanying schedule	$ 4,346,044

Liabilities
Distribution and service plan fees payable	251

Net Assets	$ 4,345,793
Net Assets consist of:
Paid in capital	$ 4,322,386
Undistributed net investment income	793
Accumulated undistributed net realized gain (loss) on investments	(171,345)
Net unrealized appreciation (depreciation) on investments	193,959
Net Assets	$ 4,345,793

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,557 ÷ 1,441.26 shares)	$ 49.65

Maximum offering price per share (100/94.25 of $49.65)	$ 52.68

Class T: Net Asset Value and redemption price per share ($14,774 ÷ 297.44 shares)	$ 49.67

Maximum offering price per share (100/96.50 of $49.67)	$ 51.47

Class C: Net Asset Value and offering price per share ($270,005 ÷ 5,442.71 shares)A	$ 49.61

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($3,962,058 ÷ 79,813.06 shares)	$ 49.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,399 ÷ 551.93 shares)	$ 49.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 57,450

Expenses
Distribution and service plan fees	$ 2,450
Independent trustees' compensation	10
Total expenses before reductions	2,460
Expense reductions	(10)	2,450
Net investment income (loss)		55,000
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(23,045)
Capital gain distributions from underlying funds	15,030
Total net realized gain (loss)		(8,015)
Change in net unrealized appreciation (depreciation) on underlying funds		250,028
Net gain (loss)		242,013
Net increase (decrease) in net assets resulting from operations		$ 297,013

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,000	$ 14,472
Net realized gain (loss)	(8,015)	212
Change in net unrealized appreciation (depreciation)	250,028	65,683
Net increase (decrease) in net assets resulting from operations	297,013	80,367
Distributions to shareholders from net investment income	(54,641)	(14,213)
Distributions to shareholders from net realized gain	(10,723)	(1,857)
Total distributions	(65,364)	(16,070)
Share transactions - net increase (decrease)	2,153,245	1,233,775
Total increase (decrease) in net assets	2,384,894	1,298,072

Net Assets
Beginning of period	1,960,899	662,827
End of period (including undistributed net investment income of $793 and undistributed net investment income of $439, respectively)	$ 4,345,793	$ 1,960,899

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.791	.718	.978	1.034
Net realized and unrealized gain (loss)	5.066	4.180	(5.404)	(3.239)
Total from investment operations	5.857	4.898	(4.426)	(2.205)
Distributions from net investment income	(.801)	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.977)	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Total ReturnB,C,D	13.15%	12.08%	(9.22)%	(4.55)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.63%	1.63%	2.57%	2.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 66	$ 55	$ 95
Portfolio turnover rate	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.78	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.655	.603	.881	.920
Net realized and unrealized gain (loss)	5.076	4.182	(5.402)	(3.234)
Total from investment operations	5.731	4.785	(4.521)	(2.314)
Distributions from net investment income	(.665)	(.590)	(.909)	(.886)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.841)	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Total ReturnB,C,D	12.85%	11.79%	(9.45)%	(4.76)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.38%	1.37%	2.32%	2.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15	$ 45	$ 71	$ 95
Portfolio turnover rate	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.75	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.428	.385	.693	.682
Net realized and unrealized gain (loss)	5.060	4.185	(5.400)	(3.227)
Total from investment operations	5.488	4.570	(4.707)	(2.545)
Distributions from net investment income	(.452)	(.385)	(.713)	(.685)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(.628)	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Total ReturnB,C,D	12.30%	11.26%	(9.91)%	(5.21)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.88%	.88%	1.82%	1.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 270	$ 186	$ 178	$ 297
Portfolio turnover rate	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.76	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.917	.821	1.101	1.117
Net realized and unrealized gain (loss)	5.062	4.178	(5.429)	(3.209)
Total from investment operations	5.979	4.999	(4.328)	(2.092)
Distributions from net investment income	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Total ReturnB,C	13.43%	12.34%	(8.99)%	(4.33)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.88%	1.88%	2.82%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,962	$ 1,628	$ 303	$ 653
Portfolio turnover rate	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.911	.825	1.074	1.149
Net realized and unrealized gain (loss)	5.058	4.184	(5.402)	(3.241)
Total from investment operations	5.969	5.009	(4.328)	(2.092)
Distributions from net investment income	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.176)	(.105)	(.490)	(.190)
Total distributions	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Total ReturnB,C	13.41%	12.36%	(8.99)%	(4.33)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.88%	1.88%	2.82%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 36	$ 55	$ 96
Portfolio turnover rate	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.5
Fidelity Disciplined Equity Fund	5.6	5.8
Fidelity Equity-Income Fund	5.6	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.2	9.2
Fidelity Series 100 Index Fund	6.9	6.9
Fidelity Series Broad Market Opportunities Fund	9.0	9.2
Fidelity Series Small Cap Opportunities Fund	3.6	3.7
	45.3	46.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.4	8.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.7	2.6
	5.3	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	17.0	16.7
	28.3	27.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.3	6.1
Fidelity Short-Term Bond Fund	6.4	6.0
	12.7	12.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.3%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	12.7%

Six months ago
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.1%

Expected
Domestic Equity Funds	45.6%
International Equity Funds	8.3%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.2%
Short-Term Funds	12.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 53.7%
	Shares	Value
Domestic Equity Funds - 45.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	4,677	$ 84,790
Fidelity Disciplined Equity Fund	3,823	89,010
Fidelity Equity-Income Fund	1,975	87,630
Fidelity Large Cap Core Enhanced Index Fund	16,216	145,455
Fidelity Series 100 Index Fund	12,043	108,985
Fidelity Series Broad Market Opportunities Fund	13,822	142,370
Fidelity Series Small Cap Opportunities Fund	5,068	56,868
TOTAL DOMESTIC EQUITY FUNDS		715,108
International Equity Funds - 8.4%
Fidelity Advisor International Discovery Fund Institutional Class	3,962	133,251
TOTAL EQUITY FUNDS (Cost $710,799)		848,359
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	4,260	40,772
Fidelity Strategic Income Fund	3,738	42,535
TOTAL HIGH YIELD FIXED-INCOME FUNDS		83,307

	Shares	Value
Investment Grade Fixed-Income Funds - 28.3%
Fidelity Government Income Fund	8,409	$ 89,804
Fidelity Strategic Real Return Fund	8,905	88,517
Fidelity Total Bond Fund	24,415	268,810
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		447,131
TOTAL FIXED-INCOME FUNDS (Cost $512,270)		530,438
Short-Term Funds - 12.7%

Fidelity Institutional Money Market Portfolio Institutional Class	99,673	99,673
Fidelity Short-Term Bond Fund	11,771	100,522
TOTAL SHORT-TERM FUNDS (Cost $199,272)		200,195
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,422,341)	1,578,992
NET OTHER ASSETS (LIABILITIES) - 0.0%	(76)
NET ASSETS - 100%	$ 1,578,916
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $160,350 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $1,422,341) - See accompanying schedule	$ 1,578,992

Liabilities
Distribution and service plan fees payable	76

Net Assets	$ 1,578,916
Net Assets consist of:
Paid in capital	$ 1,583,929
Undistributed net investment income	290
Accumulated undistributed net realized gain (loss) on investments	(161,954)
Net unrealized appreciation (depreciation) on investments	156,651
Net Assets	$ 1,578,916

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($213,829 ÷ 4,357.23 shares)	$ 49.07

Maximum offering price per share (100/94.25 of $49.07)	$ 52.06

Class T: Net Asset Value and redemption price per share ($26,761 ÷ 545.05 shares)	$ 49.10

Maximum offering price per share (100/96.50 of $49.10)	$ 50.88

Class C: Net Asset Value and offering price per share ($22,168 ÷ 451.28 shares)A	$ 49.12

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($1,297,438 ÷ 26,433.69 shares)	$ 49.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,720 ÷ 381.40 shares)	$ 49.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 40,022

Expenses
Distribution and service plan fees	$ 967
Independent trustees' compensation	7
Total expenses before reductions	974
Expense reductions	(7)	967
Net investment income (loss)		39,055
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	193,243
Capital gain distributions from underlying funds	11,771
Total net realized gain (loss)		205,014
Change in net unrealized appreciation (depreciation) on underlying funds		10,190
Net gain (loss)		215,204
Net increase (decrease) in net assets resulting from operations		$ 254,259

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,055	$ 18,688
Net realized gain (loss)	205,014	(147,241)
Change in net unrealized appreciation (depreciation)	10,190	292,353
Net increase (decrease) in net assets resulting from operations	254,259	163,800
Distributions to shareholders from net investment income	(39,246)	(18,690)
Distributions to shareholders from net realized gain	(8,488)	(2,138)
Total distributions	(47,734)	(20,828)
Share transactions - net increase (decrease)	(344,791)	(49,316)
Total increase (decrease) in net assets	(138,266)	93,656

Net Assets
Beginning of period	1,717,182	1,623,526
End of period (including undistributed net investment income of $290 and undistributed net investment income of $493, respectively)	$ 1,578,916	$ 1,717,182

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.796	.727	.930	1.019
Net realized and unrealized gain (loss)	5.086	4.154	(5.570)	(3.322)
Total from investment operations	5.882	4.881	(4.640)	(2.303)
Distributions from net investment income	(.812)	(.796)	(.960)	(.987)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.002)	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Total ReturnB,C,D	13.38%	12.19%	(9.66)%	(4.75)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.66%	1.67%	2.43%	2.27%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 214	$ 200	$ 183	$ 402
Portfolio turnover rate	45%	95%	82%	23%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.20	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.676	.620	.821	.918
Net realized and unrealized gain (loss)	5.107	4.147	(5.548)	(3.339)
Total from investment operations	5.783	4.767	(4.727)	(2.421)
Distributions from net investment income	(.693)	(.682)	(.863)	(.869)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.883)	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Total ReturnB,C,D	13.14%	11.90%	(9.88)%	(4.98)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.41%	1.43%	2.18%	2.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	45%	95%	82%	23%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.22	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.434	.403	.624	.690
Net realized and unrealized gain (loss)	5.102	4.143	(5.532)	(3.342)
Total from investment operations	5.536	4.546	(4.908)	(2.652)
Distributions from net investment income	(.446)	(.451)	(.662)	(.648)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(.636)	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Total ReturnB,C,D	12.55%	11.33%	(10.32)%	(5.42)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.91%	.93%	1.68%	1.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22	$ 29	$ 46	$ 95
Portfolio turnover rate	45%	95%	82%	23%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.918	.832	1.014	1.122
Net realized and unrealized gain (loss)	5.095	4.147	(5.557)	(3.310)
Total from investment operations	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total ReturnB,C	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.91%	1.92%	2.68%	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,297	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	45%	95%	82%	23%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.904	.834	1.009	1.147
Net realized and unrealized gain (loss)	5.109	4.145	(5.552)	(3.335)
Total from investment operations	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total ReturnB,C	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.91%	1.92%	2.68%	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 61	$ 55	$ 96
Portfolio turnover rate	45%	95%	82%	23%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.6
Fidelity Disciplined Equity Fund	5.8	5.8
Fidelity Equity-Income Fund	5.7	5.9
Fidelity Large Cap Core Enhanced Index Fund	9.4	9.4
Fidelity Series 100 Index Fund	7.0	7.0
Fidelity Series Broad Market Opportunities Fund	9.2	9.4
Fidelity Series Small Cap Opportunities Fund	3.7	3.7
	46.3	46.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.4	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.8	2.7
	5.5	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.5
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.7	16.6
	27.8	27.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.5	5.3
Fidelity Short-Term Bond Fund	5.5	5.3
	11.0	10.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.3%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	11.0%

Six months ago
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.6%

Expected
Domestic Equity Funds	46.4%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 55.7%
	Shares	Value
Domestic Equity Funds - 46.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,828	$ 123,787
Fidelity Disciplined Equity Fund	5,540	128,972
Fidelity Equity-Income Fund	2,870	127,323
Fidelity Large Cap Core Enhanced Index Fund	23,376	209,683
Fidelity Series 100 Index Fund	17,425	157,695
Fidelity Series Broad Market Opportunities Fund	20,065	206,672
Fidelity Series Small Cap Opportunities Fund	7,304	81,955
TOTAL DOMESTIC EQUITY FUNDS		1,036,087
International Equity Funds - 9.4%
Fidelity Advisor International Discovery Fund Institutional Class	6,262	210,595
TOTAL EQUITY FUNDS (Cost $1,028,008)		1,246,682
Fixed-Income Funds - 33.3%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	6,338	60,652
Fidelity Strategic Income Fund	5,475	62,309
TOTAL HIGH YIELD FIXED-INCOME FUNDS		122,961

	Shares	Value
Investment Grade Fixed-Income Funds - 27.8%
Fidelity Government Income Fund	11,700	$ 124,954
Fidelity Strategic Real Return Fund	12,543	124,674
Fidelity Total Bond Fund	33,979	374,113
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		623,741
TOTAL FIXED-INCOME FUNDS (Cost $679,154)		746,702
Short-Term Funds - 11.0%

Fidelity Institutional Money Market Portfolio Institutional Class	123,107	123,107
Fidelity Short-Term Bond Fund	14,496	123,800
TOTAL SHORT-TERM FUNDS (Cost $243,107)		246,907
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,950,269)	2,240,291
NET OTHER ASSETS (LIABILITIES) - 0.0%	(33)
NET ASSETS - 100%	$ 2,240,258
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $106,484 of which $62,824 and $43,660 will expire in fiscal 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $1,950,269) - See accompanying schedule	$ 2,240,291

Liabilities
Distribution and service plan fees payable	33

Net Assets	$ 2,240,258
Net Assets consist of:
Paid in capital	$ 2,093,614
Undistributed net investment income	426
Accumulated undistributed net realized gain (loss) on investments	(143,804)
Net unrealized appreciation (depreciation) on investments	290,022
Net Assets	$ 2,240,258

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,223.1 ÷ 409.92 shares)	$ 49.33

Maximum offering price per share (100/94.25 of $49.33)	$ 52.34

Class T: Net Asset Value and redemption price per share ($26,613.4 ÷ 539.42 shares)	$ 49.34

Maximum offering price per share (100/96.50 of $49.34)	$ 51.13

Class C: Net Asset Value and offering price per share ($20,147.3 ÷ 408.12 shares)A	$ 49.37

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($2,066,283.9 ÷ 41,902.71 shares)	$ 49.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($106,990.6 ÷ 2,169.54 shares)	$ 49.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 38,012

Expenses
Distribution and service plan fees	$ 444
Independent trustees' compensation	7
Total expenses before reductions	451
Expense reductions	(7)	444
Net investment income (loss)		37,568
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,325)
Capital gain distributions from underlying funds	10,953
Total net realized gain (loss)		628
Change in net unrealized appreciation (depreciation) on underlying funds		213,839
Net gain (loss)		214,467
Net increase (decrease) in net assets resulting from operations		$ 252,035

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,568	$ 38,285
Net realized gain (loss)	628	(69,132)
Change in net unrealized appreciation (depreciation)	213,839	253,583
Net increase (decrease) in net assets resulting from operations	252,035	222,736
Distributions to shareholders from net investment income	(37,649)	(38,318)
Distributions to shareholders from net realized gain	(8,111)	(8,464)
Total distributions	(45,760)	(46,782)
Share transactions - net increase (decrease)	179,595	(216,059)
Total increase (decrease) in net assets	385,870	(40,105)

Net Assets
Beginning of period	1,854,388	1,894,493
End of period (including undistributed net investment income of $426 and undistributed net investment income of $518, respectively)	$ 2,240,258	$ 1,854,388

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.799	.753	.923	.994
Net realized and unrealized gain (loss)	5.233	4.174	(5.753)	(3.438)
Total from investment operations	6.032	4.927	(4.830)	(2.444)
Distributions from net investment income	(.772)	(.758)	(.890)	(.956)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.972)	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Total ReturnB,C,D	13.69%	12.29%	(10.20)%	(5.04)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.26%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.26%	.25%A
Expenses net of all reductions	.25%	.25%	.26%	.25%A
Net investment income (loss)	1.66%	1.73%	2.46%	2.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20	$ 27	$ 63	$ 138
Portfolio turnover rate	39%	22%	46%	12%A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.681	.645	.828	.875
Net realized and unrealized gain (loss)	5.247	4.175	(5.757)	(3.431)
Total from investment operations	5.928	4.820	(4.929)	(2.556)
Distributions from net investment income	(.658)	(.651)	(.791)	(.844)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.858)	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Total ReturnB,C,D	13.45%	12.01%	(10.44)%	(5.25)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.51%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.51%	.50%A
Expenses net of all reductions	.50%	.50%	.51%	.50%A
Net investment income (loss)	1.42%	1.48%	2.21%	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	39%	22%	46%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.30	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.439	.426	.631	.658
Net realized and unrealized gain (loss)	5.239	4.185	(5.740)	(3.448)
Total from investment operations	5.678	4.611	(5.109)	(2.790)
Distributions from net investment income	(.408)	(.422)	(.591)	(.620)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(.608)	(.611)	(.981)	(.820)
Net asset value, end of period	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Total ReturnB,C,D	12.85%	11.47%	(10.88)%	(5.70)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.01%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.01%	1.00%A
Net investment income (loss)	.91%	.98%	1.71%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20	$ 27	$ 41	$ 94
Portfolio turnover rate	39%	22%	46%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.26	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.921	.862	.988	1.090
Net realized and unrealized gain (loss)	5.227	4.183	(5.729)	(3.425)
Total from investment operations	6.148	5.045	(4.741)	(2.335)
Distributions from net investment income	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Total ReturnB,C	13.97%	12.59%	(9.98)%	(4.83)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.00%F	.00%F	.01%	.00%A,F
Expenses net of fee waivers, if any	.00%	.00%	.01%	.00%A
Expenses net of all reductions	.00%	.00%	.01%	.00%A
Net investment income (loss)	1.92%	1.98%	2.71%	2.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,066	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	39%	22%	46%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.26	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.922	.860	1.002	1.114
Net realized and unrealized gain (loss)	5.226	4.185	(5.753)	(3.439)
Total from investment operations	6.148	5.045	(4.751)	(2.325)
Distributions from net investment income	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.200)	(.189)	(.390)	(.200)
Total distributions	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Total ReturnB,C	13.97%	12.59%	(10.00)%	(4.81)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.00% F	.00% F	.01%	.00%A, F
Expenses net of fee waivers, if any	.00%	.00%	.01%	.00%A
Expenses net of all reductions	.00%	.00%	.01%	.00%A
Net investment income (loss)	1.92%	1.98%	2.71%	2.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 94	$ 108	$ 95
Portfolio turnover rate	39%	22%	46%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.7
Fidelity Disciplined Equity Fund	5.8	6.0
Fidelity Equity-Income Fund	5.8	6.0
Fidelity Large Cap Core Enhanced Index Fund	9.5	9.6
Fidelity Series 100 Index Fund	7.2	7.2
Fidelity Series Broad Market Opportunities Fund	9.4	9.5
Fidelity Series Small Cap Opportunities Fund	3.7	3.8
	47.0	47.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.3	10.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	2.9
Fidelity Strategic Income Fund	2.9	2.8
	5.8	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.3	16.0
	27.1	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.9	4.7
Fidelity Short-Term Bond Fund	4.9	4.7
	9.8	9.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	47.0%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	9.8%

Six months ago
Domestic Equity Funds	47.8%
International Equity Funds	10.4%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

Expected
Domestic Equity Funds	47.2%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 57.3%
	Shares	Value
Domestic Equity Funds - 47.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,279	$ 168,225
Fidelity Disciplined Equity Fund	7,538	175,492
Fidelity Equity-Income Fund	3,902	173,114
Fidelity Large Cap Core Enhanced Index Fund	31,736	284,669
Fidelity Series 100 Index Fund	23,697	214,461
Fidelity Series Broad Market Opportunities Fund	27,293	281,115
Fidelity Series Small Cap Opportunities Fund	9,947	111,604
TOTAL DOMESTIC EQUITY FUNDS		1,408,680
International Equity Funds - 10.3%
Fidelity Advisor International Discovery Fund Institutional Class	9,198	309,320
TOTAL EQUITY FUNDS (Cost $1,739,063)		1,718,000
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	8,916	85,326
Fidelity Strategic Income Fund	7,702	87,653
TOTAL HIGH YIELD FIXED-INCOME FUNDS		172,979

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund	15,232	$ 162,680
Fidelity Strategic Real Return Fund	16,331	162,335
Fidelity Total Bond Fund	44,194	486,575
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		811,590
TOTAL FIXED-INCOME FUNDS (Cost $961,707)		984,569
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Institutional Class	146,429	146,429
Fidelity Short-Term Bond Fund	17,244	147,265
TOTAL SHORT-TERM FUNDS (Cost $293,013)		293,694
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,993,783)	2,996,263
NET OTHER ASSETS (LIABILITIES) - 0.0%	(248)
NET ASSETS - 100%	$ 2,996,015
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $206,608 of which $19,968, $183,763 and $2,877 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $2,993,783) - See accompanying schedule		$ 2,996,263
Cash		75
Total assets		2,996,338

Liabilities
Payable for investments purchased	$ 6
Distribution and service plan fees payable	317
Total liabilities		323

Net Assets		$ 2,996,015
Net Assets consist of:
Paid in capital		$ 3,215,676
Undistributed net investment income		528
Accumulated undistributed net realized gain (loss) on investments		(222,669)
Net unrealized appreciation (depreciation) on investments		2,480
Net Assets		$ 2,996,015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,272 ÷ 639.31 shares)		$ 48.92

Maximum offering price per share (100/94.25 of $48.92)		$ 51.90

Class T: Net Asset Value and redemption price per share ($287,732 ÷ 5,884.83 shares)		$ 48.89

Maximum offering price per share (100/96.50 of $48.89)		$ 50.66

Class C: Net Asset Value and offering price per share ($215,963 ÷ 4,417.96 shares)A		$ 48.88

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($2,433,382 ÷ 49,755.66 shares)		$ 48.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,666 ÷ 565.71 shares)		$ 48.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 37,375

Expenses
Distribution and service plan fees	$ 2,913
Independent trustees' compensation	6
Total expenses before reductions	2,919
Expense reductions	(6)	2,913
Net investment income (loss)		34,462
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,103
Capital gain distributions from underlying funds	9,107
Total net realized gain (loss)		25,210
Change in net unrealized appreciation (depreciation) on underlying funds		122,897
Net gain (loss)		148,107
Net increase (decrease) in net assets resulting from operations		$ 182,569

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,462	$ 19,710
Net realized gain (loss)	25,210	(40,612)
Change in net unrealized appreciation (depreciation)	122,897	163,539
Net increase (decrease) in net assets resulting from operations	182,569	142,637
Distributions to shareholders from net investment income	(34,152)	(19,743)
Distributions to shareholders from net realized gain	(6,329)	(3,949)
Total distributions	(40,481)	(23,692)
Share transactions - net increase (decrease)	1,729,093	(128,803)
Total increase (decrease) in net assets	1,871,181	(9,858)

Net Assets
Beginning of period	1,124,834	1,134,692
End of period (including undistributed net investment income of $528 and undistributed net investment income of $253, respectively)	$ 2,996,015	$ 1,124,834

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.811	.748	.937	.951
Net realized and unrealized gain (loss)	5.306	4.178	(6.127)	(3.464)
Total from investment operations	6.117	4.926	(5.190)	(2.513)
Distributions from net investment income	(.771)	(.752)	(.940)	(.897)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.927)	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Total ReturnB,C,D	14.05%	12.46%	(10.72)%	(5.17)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.70%	1.74%	2.52%	2.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 40	$ 54	$ 95
Portfolio turnover rate	19%	26%	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.72	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.693	.639	.844	.823
Net realized and unrealized gain (loss)	5.287	4.183	(6.122)	(3.449)
Total from investment operations	5.980	4.822	(5.278)	(2.626)
Distributions from net investment income	(.654)	(.648)	(.852)	(.794)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.810)	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Total ReturnB,C,D	13.73%	12.19%	(10.93)%	(5.39)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.45%	1.49%	2.28%	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 288	$ 265	$ 265	$ 384
Portfolio turnover rate	19%	26%	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.74	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.454	.424	.655	.609
Net realized and unrealized gain (loss)	5.293	4.179	(6.114)	(3.465)
Total from investment operations	5.747	4.603	(5.459)	(2.856)
Distributions from net investment income	(.451)	(.429)	(.651)	(.564)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(.607)	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Total ReturnB,C,D	13.17%	11.61%	(11.38)%	(5.82)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.95%	.99%	1.77%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 216	$ 119	$ 116	$ 94
Portfolio turnover rate	19%	26%	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.939	.854	1.034	1.043
Net realized and unrealized gain (loss)	5.291	4.183	(6.126)	(3.445)
Total from investment operations	6.230	5.037	(5.092)	(2.402)
Distributions from net investment income	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Total ReturnB,C	14.32%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.95%	1.99%	2.78%	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,433	$ 598	$ 632	$ 986
Portfolio turnover rate	19%	26%	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.929	.851	1.031	1.064
Net realized and unrealized gain (loss)	5.291	4.186	(6.123)	(3.466)
Total from investment operations	6.220	5.037	(5.092)	(2.402)
Distributions from net investment income	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.156)	(.144)	(.570)	(.190)
Total distributions	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Total ReturnB,C	14.30%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.95%	1.99%	2.78%	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 103	$ 67	$ 119
Portfolio turnover rate	19%	26%	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	5.9
Fidelity Disciplined Equity Fund	6.0	6.1
Fidelity Equity-Income Fund	5.9	6.1
Fidelity Large Cap Core Enhanced Index Fund	9.8	9.8
Fidelity Series 100 Index Fund	7.4	7.3
Fidelity Series Broad Market Opportunities Fund	9.6	9.8
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	48.3	48.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.3	11.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.1
Fidelity Strategic Income Fund	3.1	3.0
	6.1	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.2
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	16.0	15.8
	26.6	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.8	3.7
Fidelity Short-Term Bond Fund	3.9	3.6
	7.7	7.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	48.3%
International Equity Funds	11.3%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	7.7%

Six months ago
Domestic Equity Funds	48.9%
International Equity Funds	11.4%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	7.3%

Expected
Domestic Equity Funds	48.3%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	8.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 59.6%
	Shares	Value
Domestic Equity Funds - 48.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,118	$ 92,788
Fidelity Disciplined Equity Fund	4,153	96,677
Fidelity Equity-Income Fund	2,150	95,389
Fidelity Large Cap Core Enhanced Index Fund	17,538	157,316
Fidelity Series 100 Index Fund	13,075	118,326
Fidelity Series Broad Market Opportunities Fund	15,054	155,053
Fidelity Series Small Cap Opportunities Fund	5,489	61,591
TOTAL DOMESTIC EQUITY FUNDS		777,140
International Equity Funds - 11.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,379	180,901
TOTAL EQUITY FUNDS (Cost $762,757)		958,041
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	5,041	48,246
Fidelity Strategic Income Fund	4,364	49,666
TOTAL HIGH YIELD FIXED-INCOME FUNDS		97,912

	Shares	Value
Investment Grade Fixed-Income Funds - 26.6%
Fidelity Government Income Fund	8,023	$ 85,688
Fidelity Strategic Real Return Fund	8,598	85,464
Fidelity Total Bond Fund	23,309	256,630
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		427,782
TOTAL FIXED-INCOME FUNDS (Cost $476,587)		525,694
Short-Term Funds - 7.7%

Fidelity Institutional Money Market Portfolio Institutional Class	61,645	61,645
Fidelity Short-Term Bond Fund	7,264	62,037
TOTAL SHORT-TERM FUNDS (Cost $121,635)		123,682
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,360,979)	1,607,417
NET OTHER ASSETS (LIABILITIES) - 0.0%	(84)
NET ASSETS - 100%	$ 1,607,333
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $60,057 of which $11,570 and $48,487 will expire in fiscal 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2012 approximately $18,954 of losses recognized during the period November 1, 2010 to July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets
Investment in securities, at value (cost $1,360,979) - See accompanying schedule	$ 1,607,417
Cash	39
Total assets	1,607,456

Liabilities
Distribution and service plan fees payable	123

Net Assets	$ 1,607,333
Net Assets consist of:
Paid in capital	$ 1,455,086
Undistributed net investment income	293
Accumulated undistributed net realized gain (loss) on investments	(94,484)
Net unrealized appreciation (depreciation) on investments	246,438
Net Assets	$ 1,607,333

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,321 ÷ 712.14 shares)	$ 48.19

Maximum offering price per share (100/94.25 of $48.19)	$ 51.13

Class T: Net Asset Value and redemption price per share ($126,704 ÷ 2,629.50 shares)	$ 48.19

Maximum offering price per share (100/96.50 of $48.19)	$ 49.94

Class C: Net Asset Value and offering price per share ($72,462 ÷ 1,504.20 shares)A	$ 48.17

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,344,885 ÷ 27,907.21 shares)	$ 48.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,961 ÷ 601.00 shares)	$ 48.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 40,965

Expenses
Distribution and service plan fees	$ 1,096
Independent trustees' compensation	7
Total expenses before reductions	1,103
Expense reductions	(7)	1,096
Net investment income (loss)		39,869
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(24,408)
Capital gain distributions from underlying funds	13,137
Total net realized gain (loss)		(11,271)
Change in net unrealized appreciation (depreciation) on underlying funds		277,762
Net gain (loss)		266,491
Net increase (decrease) in net assets resulting from operations		$ 306,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,869	$ 44,672
Net realized gain (loss)	(11,271)	(45,293)
Change in net unrealized appreciation (depreciation)	277,762	254,403
Net increase (decrease) in net assets resulting from operations	306,360	253,782
Distributions to shareholders from net investment income	(40,181)	(44,437)
Distributions to shareholders from net realized gain	(9,861)	(9,084)
Total distributions	(50,042)	(53,521)
Share transactions - net increase (decrease)	(897,193)	597,064
Total increase (decrease) in net assets	(640,875)	797,325

Net Assets
Beginning of period	2,248,208	1,450,883
End of period (including undistributed net investment income of $293 and undistributed net investment income of $618, respectively)	$ 1,607,333	$ 2,248,208

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.01	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.858	.744	.856	.442
Net realized and unrealized gain (loss)	5.317	4.191	(6.093)	(4.811)
Total from investment operations	6.175	4.935	(5.237)	(4.369)
Distributions from net investment income	(.802)	(.710)	(.873)	(.371)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.995)	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Total ReturnB,C,D	14.43%	12.72%	(11.24)%	(8.76)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.82%	1.76%	2.44%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34	$ 32	$ 115	$ 91
Portfolio turnover rate	19%	23%	41%	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.01	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.736	.636	.791	.373
Net realized and unrealized gain (loss)	5.326	4.191	(6.111)	(4.809)
Total from investment operations	6.062	4.827	(5.320)	(4.436)
Distributions from net investment income	(.689)	(.612)	(.780)	(.304)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.882)	(.777)	(.980)	(.304)
Net asset value, end of period	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Total ReturnB,C,D	14.15%	12.43%	(11.45)%	(8.89)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.57%	1.50%	2.20%	1.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127	$ 37	$ 57	$ 91
Portfolio turnover rate	19%	23%	41%	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.98	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.505	.424	.611	.233
Net realized and unrealized gain (loss)	5.319	4.192	(6.107)	(4.812)
Total from investment operations	5.824	4.616	(5.496)	(4.579)
Distributions from net investment income	(.441)	(.421)	(.594)	(.181)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(.634)	(.586)	(.794)	(.181)
Net asset value, end of period	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Total ReturnB,C,D	13.59%	11.87%	(11.89)%	(9.17)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.08%	1.01%	1.70%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 91	$ 57	$ 91
Portfolio turnover rate	19%	23%	41%	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.00	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.969	.849	.965	.502
Net realized and unrealized gain (loss)	5.332	4.187	(6.112)	(4.795)
Total from investment operations	6.301	5.036	(5.147)	(4.293)
Distributions from net investment income	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Total ReturnB,C	14.74%	12.99%	(11.02)%	(8.61)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.07%	2.01%	2.69%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,345	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	19%	23%	41%	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.00	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.973	.848	.974	.511
Net realized and unrealized gain (loss)	5.328	4.188	(6.111)	(4.814)
Total from investment operations	6.301	5.036	(5.137)	(4.303)
Distributions from net investment income	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.193)	(.165)	(.200)	-
Total distributions	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Total ReturnB,C	14.74%	12.99%	(11.00)%	(8.63)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.07%	2.01%	2.69%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 38	$ 58	$ 91
Portfolio turnover rate	19%	23%	41%	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	6.0
Fidelity Disciplined Equity Fund	6.2	6.3
Fidelity Equity-Income Fund	6.1	6.3
Fidelity Large Cap Core Enhanced Index Fund	10.0	10.1
Fidelity Series 100 Index Fund	7.6	7.5
Fidelity Series Broad Market Opportunities Fund	9.9	10.1
Fidelity Series Small Cap Opportunities Fund	3.9	4.0
	49.6	50.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.4	12.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.2
Fidelity Strategic Income Fund	3.3	3.2
	6.5	6.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.2
Fidelity Strategic Real Return Fund	5.3	5.2
Fidelity Total Bond Fund	15.9	15.7
	26.5	26.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.5	2.3
Fidelity Short-Term Bond Fund	2.5	2.3
	5.0	4.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	49.6%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	5.0%

Six months ago
Domestic Equity Funds	50.3%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.6%

Expected
Domestic Equity Funds	49.6%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	5.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 62.0%
	Shares	Value
Domestic Equity Funds - 49.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,020	$ 127,280
Fidelity Disciplined Equity Fund	5,701	132,715
Fidelity Equity-Income Fund	2,950	130,883
Fidelity Large Cap Core Enhanced Index Fund	24,065	215,864
Fidelity Series 100 Index Fund	17,937	162,333
Fidelity Series Broad Market Opportunities Fund	20,636	212,552
Fidelity Series Small Cap Opportunities Fund	7,523	84,413
TOTAL DOMESTIC EQUITY FUNDS		1,066,040
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	7,906	265,877
TOTAL EQUITY FUNDS (Cost $1,197,286)		1,331,917
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	7,179	68,705
Fidelity Strategic Income Fund	6,211	70,685
TOTAL HIGH YIELD FIXED-INCOME FUNDS		139,390

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	10,696	$ 114,230
Fidelity Strategic Real Return Fund	11,457	113,878
Fidelity Total Bond Fund	31,110	342,525
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		570,633
TOTAL FIXED-INCOME FUNDS (Cost $678,608)		710,023
Short-Term Funds - 5.0%

Fidelity Institutional Money Market Portfolio Institutional Class	54,026	54,026
Fidelity Short-Term Bond Fund	6,366	54,367
TOTAL SHORT-TERM FUNDS (Cost $107,704)		108,393
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,983,598)	2,150,333
NET OTHER ASSETS (LIABILITIES) - 0.0%	(104)
NET ASSETS - 100%	$ 2,150,229
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $169,960 of which $763, $152,507 and $16,690 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $1,983,598) - See accompanying schedule		$ 2,150,333
Cash		39
Receivable for fund shares sold		1,283
Total assets		2,151,655

Liabilities
Payable for investments purchased	$ 1,284
Distribution and service plan fees payable	142
Total liabilities		1,426

Net Assets		$ 2,150,229
Net Assets consist of:
Paid in capital		$ 2,178,799
Undistributed net investment income		368
Accumulated undistributed net realized gain (loss) on investments		(195,673)
Net unrealized appreciation (depreciation) on investments		166,735
Net Assets		$ 2,150,229

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,688 ÷ 1,975.33 shares)		$ 48.44

Maximum offering price per share (100/94.25 of $48.44)		$ 51.40

Class T: Net Asset Value and redemption price per share ($130,505 ÷ 2,694.83 shares)		$ 48.43

Maximum offering price per share (100/96.50 of $48.43)		$ 50.19

Class C: Net Asset Value and offering price per share ($79,231 ÷ 1,636.47 shares)A		$ 48.42

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($1,796,972 ÷ 37,110.08 shares)		$ 48.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($47,833 ÷ 987.76 shares)		$ 48.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 36,024

Expenses
Distribution and service plan fees	$ 1,635
Independent trustees' compensation	7
Total expenses before reductions	1,642
Expense reductions	(7)	1,635
Net investment income (loss)		34,389
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	69,601
Capital gain distributions from underlying funds	9,917
Total net realized gain (loss)		79,518
Change in net unrealized appreciation (depreciation) on underlying funds		119,745
Net gain (loss)		199,263
Net increase (decrease) in net assets resulting from operations		$ 233,652

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,389	$ 23,376
Net realized gain (loss)	79,518	(127,348)
Change in net unrealized appreciation (depreciation)	119,745	184,622
Net increase (decrease) in net assets resulting from operations	233,652	80,650
Distributions to shareholders from net investment income	(34,374)	(23,219)
Distributions to shareholders from net realized gain	(7,263)	(2,847)
Total distributions	(41,637)	(26,066)
Share transactions - net increase (decrease)	390,065	856,629
Total increase (decrease) in net assets	582,080	911,213

Net Assets
Beginning of period	1,568,149	656,936
End of period (including undistributed net investment income of $368 and undistributed net investment income of $385, respectively)	$ 2,150,229	$ 1,568,149

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.789	.722	.933	.442
Net realized and unrealized gain (loss)	5.608	4.298	(6.238)	(4.814)
Total from investment operations	6.397	5.020	(5.305)	(4.372)
Distributions from net investment income	(.805)	(.710)	(.885)	(.398)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.997)	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Total ReturnB,C,D	14.94%	12.97%	(11.41)%	(8.77)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.67%	1.70%	2.60%	1.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 34	$ 57	$ 91
Portfolio turnover rate	75%	129%	50%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.672	.616	.836	.371
Net realized and unrealized gain (loss)	5.604	4.301	(6.227)	(4.809)
Total from investment operations	6.276	4.917	(5.391)	(4.438)
Distributions from net investment income	(.704)	(.607)	(.789)	(.332)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.896)	(.707)	(.999)	(.332)
Net asset value, end of period	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Total ReturnB,C,D	14.64%	12.69%	(11.62)%	(8.90)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.42%	1.45%	2.35%	1.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 111	$ 102	$ 132
Portfolio turnover rate	75%	129%	50%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.435	.402	.664	.234
Net realized and unrealized gain (loss)	5.609	4.305	(6.229)	(4.816)
Total from investment operations	6.044	4.707	(5.565)	(4.582)
Distributions from net investment income	(.482)	(.397)	(.605)	(.198)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(.674)	(.497)	(.815)	(.198)
Net asset value, end of period	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Total ReturnB,C,D	14.08%	12.13%	(12.06)%	(9.18)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.93%	.95%	1.85%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 99	$ 57	$ 91
Portfolio turnover rate	75%	129%	50%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.910	.833	1.015	.504
Net realized and unrealized gain (loss)	5.602	4.297	(6.231)	(4.810)
Total from investment operations	6.512	5.130	(5.216)	(4.306)
Distributions from net investment income	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Total ReturnB,C	15.21%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.93%	1.96%	2.85%	1.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,797	$ 1,262	$ 384	$ 598
Portfolio turnover rate	75%	129%	50%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.906	.828	1.022	.512
Net realized and unrealized gain (loss)	5.616	4.302	(6.238)	(4.818)
Total from investment operations	6.522	5.130	(5.216)	(4.306)
Distributions from net investment income	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.192)	(.100)	(.210)	-
Total distributions	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Total ReturnB,C	15.24%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.93%	1.96%	2.85%	1.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48	$ 62	$ 57	$ 91
Portfolio turnover rate	75%	129%	50%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.1
Fidelity Disciplined Equity Fund	6.3	6.4
Fidelity Equity-Income Fund	6.2	6.4
Fidelity Large Cap Core Enhanced Index Fund	10.3	10.2
Fidelity Series 100 Index Fund	7.7	7.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.3
Fidelity Series Small Cap Opportunities Fund	4.0	4.1
	50.7	51.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.8	12.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.3
Fidelity Strategic Income Fund	3.4	3.4
	6.7	6.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.2
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.8	15.6
	26.3	26.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.7	1.7
Fidelity Short-Term Bond Fund	1.8	1.6
	3.5	3.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.7%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.5%

Six months ago
Domestic Equity Funds	51.2%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.3%

Expected
Domestic Equity Funds	50.8%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2011. The current allocation is based on the fund's holdings as of July 31, 2011. The expected allocation represents the fund's anticipated allocation at January 31, 2012.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2011

Showing Percentage of Net Assets

Equity Funds - 63.5%
	Shares	Value
Domestic Equity Funds - 50.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	18,843	$ 341,629
Fidelity Disciplined Equity Fund	15,278	355,681
Fidelity Equity-Income Fund	7,911	350,917
Fidelity Large Cap Core Enhanced Index Fund	64,446	578,082
Fidelity Series 100 Index Fund	48,029	434,666
Fidelity Series Broad Market Opportunities Fund	55,337	569,967
Fidelity Series Small Cap Opportunities Fund	20,139	225,955
TOTAL DOMESTIC EQUITY FUNDS		2,856,897
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	21,321	717,015
TOTAL EQUITY FUNDS (Cost $3,179,587)		3,573,912
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	19,642	187,976
Fidelity Strategic Income Fund	17,004	193,500
TOTAL HIGH YIELD FIXED-INCOME FUNDS		381,476

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	27,780	$ 296,692
Fidelity Strategic Real Return Fund	29,764	295,859
Fidelity Total Bond Fund	80,599	887,400
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,479,951
TOTAL FIXED-INCOME FUNDS (Cost $1,738,420)		1,861,427
Short-Term Funds - 3.5%

Fidelity Institutional Money Market Portfolio Institutional Class	98,196	98,196
Fidelity Short-Term Bond Fund	11,572	98,828
TOTAL SHORT-TERM FUNDS (Cost $195,233)		197,024
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,113,240)	5,632,363
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100%	$ 5,632,365
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $51,392 of which $2,106, $15,348 and $33,938 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (cost $5,113,240) - See accompanying schedule		$ 5,632,363
Cash		40
Receivable for fund shares sold		3,001
Total assets		5,635,404

Liabilities
Payable for investments purchased	$ 2,996
Distribution and service plan fees payable	43
Total liabilities		3,039

Net Assets		$ 5,632,365
Net Assets consist of:
Paid in capital		$ 5,219,431
Undistributed net investment income		1,108
Accumulated undistributed net realized gain (loss) on investments		(107,297)
Net unrealized appreciation (depreciation) on investments		519,123
Net Assets		$ 5,632,365

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,593 ÷ 465.62 shares)		$ 48.52

Maximum offering price per share (100/94.25 of $48.52)		$ 51.48

Class T: Net Asset Value and redemption price per share ($28,600 ÷ 589.33 shares)		$ 48.53

Maximum offering price per share (100/96.50 of $48.53)		$ 50.29

Class C: Net Asset Value and offering price per share ($28,082 ÷ 578.73 shares)A		$ 48.52

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($5,523,957 ÷ 113,874.34 shares)		$ 48.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,133 ÷ 600.60 shares)		$ 48.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2011

Investment Income
Income distributions from underlying funds		$ 84,817

Expenses
Distribution and service plan fees	$ 560
Independent trustees' compensation	16
Total expenses before reductions	576
Expense reductions	(16)	560
Net investment income (loss)		84,257
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(38,325)
Capital gain distributions from underlying funds	21,921
Total net realized gain (loss)		(16,404)
Change in net unrealized appreciation (depreciation) on underlying funds		478,706
Net gain (loss)		462,302
Net increase (decrease) in net assets resulting from operations		$ 546,559

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,257	$ 58,360
Net realized gain (loss)	(16,404)	(3,503)
Change in net unrealized appreciation (depreciation)	478,706	231,761
Net increase (decrease) in net assets resulting from operations	546,559	286,618
Distributions to shareholders from net investment income	(84,042)	(57,943)
Distributions to shareholders from net realized gain	(15,604)	(7,508)
Total distributions	(99,646)	(65,451)
Share transactions - net increase (decrease)	1,650,368	1,660,037
Total increase (decrease) in net assets	2,097,281	1,881,204

Net Assets
Beginning of period	3,535,084	1,653,880
End of period (including undistributed net investment income of $1,108 and undistributed net investment income of $933, respectively)	$ 5,632,365	$ 3,535,084

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.757	.747	.819	.425
Net realized and unrealized gain (loss)	5.719	4.285	(6.123)	(4.836)
Total from investment operations	6.476	5.032	(5.304)	(4.411)
Distributions from net investment income	(.801)	(.717)	(.866)	(.389)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.996)	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Total ReturnB,C,D	15.12%	13.00%	(11.40)%	(8.85)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%	.25%A
Net investment income (loss)	1.61%	1.77%	2.32%	1.57%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 29	$ 88	$ 91
Portfolio turnover rate	15%	20%	37%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.04	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.637	.642	.739	.365
Net realized and unrealized gain (loss)	5.727	4.281	(6.128)	(4.852)
Total from investment operations	6.364	4.923	(5.389)	(4.487)
Distributions from net investment income	(.679)	(.608)	(.771)	(.323)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.874)	(.713)	(.971)	(.323)
Net asset value, end of period	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Total ReturnB,C,D	14.85%	12.71%	(11.62)%	(9.00)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.35%	1.52%	2.07%	1.32%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 37	$ 57	$ 91
Portfolio turnover rate	15%	20%	37%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.402	.430	.560	.226
Net realized and unrealized gain (loss)	5.719	4.275	(6.123)	(4.846)
Total from investment operations	6.121	4.705	(5.563)	(4.620)
Distributions from net investment income	(.456)	(.390)	(.587)	(.190)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(.651)	(.495)	(.787)	(.190)
Net asset value, end of period	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Total ReturnB,C,D	14.26%	12.12%	(12.05)%	(9.25)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	.85%	1.02%	1.57%	.82%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 37	$ 56	$ 91
Portfolio turnover rate	15%	20%	37%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.880	.857	.900	.496
Net realized and unrealized gain (loss)	5.719	4.279	(6.114)	(4.840)
Total from investment operations	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total ReturnB,C	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.86%	2.02%	2.57%	1.82%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,524	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	15%	20%	37%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.874	.855	.918	.504
Net realized and unrealized gain (loss)	5.725	4.281	(6.132)	(4.848)
Total from investment operations	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.195)	(.105)	(.200)	-
Total distributions	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total ReturnB,C	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.86%	2.02%	2.57%	1.82%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 38	$ 57	$ 91
Portfolio turnover rate	15%	20%	37%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2011

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2011, each Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 9,508,174	$ 578,985	$ (80,291)	$ 498,694
Fidelity Income Replacement 2018 Fund	5,185,322	210,196	(110,354)	99,842
Fidelity Income Replacement 2020 Fund	3,682,885	320,678	(31,825)	288,853
Fidelity Income Replacement 2022 Fund	3,438,681	84,225	(126,856)	(42,631)
Fidelity Income Replacement 2024 Fund	1,803,498	118,451	(31,414)	87,037
Fidelity Income Replacement 2026 Fund	2,096,463	64,069	(44,127)	19,942
Fidelity Income Replacement 2028 Fund	5,868,593	378,957	(124,718)	254,239
Fidelity Income Replacement 2030 Fund	4,203,705	206,049	(63,710)	142,339
Fidelity Income Replacement 2032 Fund	1,423,946	160,342	(5,296)	155,046
Fidelity Income Replacement 2034 Fund	1,987,588	258,796	(6,093)	252,703
Fidelity Income Replacement 2036 Fund	3,009,844	71,104	(84,685)	(13,581)
Fidelity Income Replacement 2038 Fund	1,376,453	234,451	(3,487)	230,964
Fidelity Income Replacement 2040 Fund	2,005,007	161,128	(15,802)	145,326
Fidelity Income Replacement 2042 Fund	5,169,147	536,316	(73,100)	463,216

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 2,169	$ (373,492)	$ 498,694
Fidelity Income Replacement 2018 Fund	1,141	(571,622)	99,842
Fidelity Income Replacement 2020 Fund	855	(144,422)	288,853
Fidelity Income Replacement 2022 Fund	761	(619,540)	(42,631)
Fidelity Income Replacement 2024 Fund	362	(134,792)	87,037
Fidelity Income Replacement 2026 Fund	405	(233,577)	19,942
Fidelity Income Replacement 2028 Fund	1,283	(600,001)	254,239
Fidelity Income Replacement 2030 Fund	793	(119,726)	142,339
Fidelity Income Replacement 2032 Fund	290	(160,350)	155,046
Fidelity Income Replacement 2034 Fund	426	(106,484)	252,703
Fidelity Income Replacement 2036 Fund	528	(206,608)	(13,581)
Fidelity Income Replacement 2038 Fund	293	(60,057)	230,964
Fidelity Income Replacement 2040 Fund	368	(169,960)	145,326
Fidelity Income Replacement 2042 Fund	1,108	(51,392)	463,216

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be July 31, 2012.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

July 31, 2011	Ordinary Income
Fidelity Income Replacement 2016 Fund	$ 253,172
Fidelity Income Replacement 2018 Fund	135,712
Fidelity Income Replacement 2020 Fund	88,505
Fidelity Income Replacement 2022 Fund	70,615
Fidelity Income Replacement 2024 Fund	36,771
Fidelity Income Replacement 2026 Fund	28,540
Fidelity Income Replacement 2028 Fund	142,480
Fidelity Income Replacement 2030 Fund	65,364
Fidelity Income Replacement 2032 Fund	47,734
Fidelity Income Replacement 2034 Fund	45,760
Fidelity Income Replacement 2036 Fund	40,481
Fidelity Income Replacement 2038 Fund	50,042
Fidelity Income Replacement 2040 Fund	41,637
Fidelity Income Replacement 2042 Fund	99,646
July 31, 2010
Fidelity Income Replacement 2016 Fund	216,155
Fidelity Income Replacement 2018 Fund	117,493
Fidelity Income Replacement 2020 Fund	65,924
Fidelity Income Replacement 2022 Fund	76,907
Fidelity Income Replacement 2024 Fund	35,066
Fidelity Income Replacement 2026 Fund	15,476
Fidelity Income Replacement 2028 Fund	148,030
Fidelity Income Replacement 2030 Fund	16,070
Fidelity Income Replacement 2032 Fund	20,828
Fidelity Income Replacement 2034 Fund	46,782
Fidelity Income Replacement 2036 Fund	23,692
Fidelity Income Replacement 2038 Fund	53,521
Fidelity Income Replacement 2040 Fund	26,066
Fidelity Income Replacement 2042 Fund	65,451

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	3,411,699	5,113,582
Fidelity Income Replacement 2018 Fund	2,212,548	2,768,533
Fidelity Income Replacement 2020 Fund	2,254,449	1,884,536
Fidelity Income Replacement 2022 Fund	1,483,843	896,535
Fidelity Income Replacement 2024 Fund	654,679	445,200
Fidelity Income Replacement 2026 Fund	1,385,169	367,772
Fidelity Income Replacement 2028 Fund	1,086,293	1,727,078
Fidelity Income Replacement 2030 Fund	2,895,282	737,307
Fidelity Income Replacement 2032 Fund	913,151	1,254,850
Fidelity Income Replacement 2034 Fund	950,303	767,953
Fidelity Income Replacement 2036 Fund	2,093,941	361,646
Fidelity Income Replacement 2038 Fund	365,232	1,259,437
Fidelity Income Replacement 2040 Fund	1,775,854	1,383,111
Fidelity Income Replacement 2042 Fund	2,357,514	700,626

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,200	$ 7
Class T	.25%	.25%	2,994	6
Class C	.75%	.25%	11,323	622
			$ 19,517	$ 635
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 2,705	$ 30
Class T	.25%	.25%	410	8
Class C	.75%	.25%	2,027	371
			$ 5,142	$ 409
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,503	$ 520
Class T	.25%	.25%	802	4
Class C	.75%	.25%	2,815	136
			$ 5,120	$ 660
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 158	$ 4
Class T	.25%	.25%	298	12
Class C	.75%	.25%	380	139
			$ 836	$ 155
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 624	$ 13
Class T	.25%	.25%	235	161
Class C	.75%	.25%	1,698	42
			$ 2,557	$ 216
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 135	$ 28
Class T	.25%	.25%	628	28
Class C	.75%	.25%	1,841	88
			$ 2,604	$ 144
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 847	$ 26
Class T	.25%	.25%	700	4
Class C	.75%	.25%	522	1
			$ 2,069	$ 31
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 167	$ 34
Class T	.25%	.25%	96	56
Class C	.75%	.25%	2,187	418
			$ 2,450	$ 508
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 556	$ 13
Class T	.25%	.25%	152	152
Class C	.75%	.25%	259	259
			$ 967	$ 424

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2034 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 59	$ 59
Class T	.25%	.25%	150	150
Class C	.75%	.25%	235	235
			$ 444	$ 444
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 89	$ 72
Class T	.25%	.25%	1,458	28
Class C	.75%	.25%	1,366	151
			$ 2,913	$ 251
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 83	$ 4
Class T	.25%	.25%	214	166
Class C	.75%	.25%	799	606
			$ 1,096	$ 776
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 133	$ 74
Class T	.25%	.25%	626	30
Class C	.75%	.25%	876	688
			$ 1,635	$ 792
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 65	$ 30
Class T	.25%	.25%	167	167
Class C	.75%	.25%	328	328
			$ 560	$ 525

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 257
Class C*	9
266
Fidelity Income Replacement 2018 Fund
Class A	$ 563
Fidelity Income Replacement 2020 Fund
Class A	$ 2
Fidelity Income Replacement 2022 Fund
Class A	$ 215
Fidelity Income Replacement 2026 Fund
Class A	$ 622
Class T	9
$ 631
Fidelity Income Replacement 2030 Fund
Class A	$ 212
Class C*	3
$ 215

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Income Replacement 2036 Fund	Retained by FDC
Class T	$ 3
Class C*	4
$ 7
Fidelity Income Replacement 2040 Fund
Class A	$ 441

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser*
Fidelity Income Replacement 2016 Fund	40
Fidelity Income Replacement 2018 Fund	21
Fidelity Income Replacement 2020 Fund	14
Fidelity Income Replacement 2022 Fund	11
Fidelity Income Replacement 2024 Fund	6
Fidelity Income Replacement 2026 Fund	5
Fidelity Income Replacement 2028 Fund	23
Fidelity Income Replacement 2030 Fund	10
Fidelity Income Replacement 2032 Fund	7
Fidelity Income Replacement 2034 Fund	7
Fidelity Income Replacement 2036 Fund	6
Fidelity Income Replacement 2038 Fund	7
Fidelity Income Replacement 2040 Fund	7
Fidelity Income Replacement 2042 Fund	16

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2011	2010
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 34,923	$ 44,617
Class T	8,720	10,060
Class C	10,052	12,552
Income Replacement 2016	138,777	120,802
Institutional Class	1,953	2,291
Total	$ 194,425	$ 190,322
From net realized gain
Class A	$ 11,231	$ 6,094
Class T	3,381	1,771
Class C	6,082	3,226
Income Replacement 2016	37,507	14,426
Institutional Class	546	316
Total	$ 58,747	$ 25,833

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2011	2010
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 18,636	$ 17,039
Class T	1,201	1,142
Class C	1,971	1,710
Income Replacement 2018	78,313	76,857
Institutional Class	6,785	7,202
Total	$ 106,906	$ 103,950
From net realized gain
Class A	$ 5,977	$ 2,282
Class T	252	200
Class C	980	353
Income Replacement 2018	19,822	9,798
Institutional Class	1,775	910
Total	$ 28,806	$ 13,543
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 10,048	$ 11,250
Class T	2,330	2,566
Class C	2,700	2,829
Income Replacement 2020	55,571	39,529
Institutional Class	898	2,036
Total	$ 71,547	$ 58,210
From net realized gain
Class A	$ 2,797	$ 1,618
Class T	638	468
Class C	1,402	667
Income Replacement 2020	11,887	4,645
Institutional Class	234	316
Total	$ 16,958	$ 7,714
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 1,130	$ 760
Class T	862	1,377
Class C	326	583
Income Replacement 2022	55,484	52,195
Institutional Class	83	2,258
Total	$ 57,885	$ 57,173
From net realized gain
Class A	$ 313	$ 290
Class T	343	657
Class C	169	426
Income Replacement 2022	11,885	17,200
Institutional Class	20	1,161
Total	$ 12,730	$ 19,734
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 4,200	$ 5,225
Class T	640	1,024
Class C	1,582	1,614
Income Replacement 2024	22,670	22,024
Institutional Class	601	946
Total	$ 29,693	$ 30,833

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2011	2010
From net realized gain
Class A	$ 1,169	$ 733
Class T	211	173
Class C	755	389
Income Replacement 2024	4,799	2,820
Institutional Class	144	118
Total	$ 7,078	$ 4,233
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 847	$ 1,002
Class T	1,742	1,567
Class C	1,651	1,940
Income Replacement 2026	19,092	8,207
Institutional Class	582	937
Total	$ 23,914	$ 13,653
From net realized gain
Class A	$ 163	$ 145
Class T	515	294
Class C	762	484
Income Replacement 2026	3,053	782
Institutional Class	133	118
Total	$ 4,626	$ 1,823
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 5,819	$ 6,274
Class T	1,766	5,032
Class C	483	669
Income Replacement 2028	108,055	118,159
Institutional Class	594	931
Total	$ 116,717	$ 131,065
From net realized gain
Class A	$ 1,624	$ 885
Class T	551	821
Class C	224	172
Income Replacement 2028	23,226	14,970
Institutional Class	138	117
Total	$ 25,763	$ 16,965
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,034	$ 944
Class T	193	802
Class C	2,028	1,647
Income Replacement 2030	50,801	9,950
Institutional Class	585	870
Total	$ 54,641	$ 14,213
From net realized gain
Class A	$ 210	$ 112
Class T	35	143
Class C	777	448
Income Replacement 2030	9,584	1,042
Institutional Class	117	112
Total	$ 10,723	$ 1,857

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2011	2010
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,720	$ 3,578
Class T	432	726
Class C	229	409
Income Replacement 2032	33,843	12,987
Institutional Class	1,022	990
Total	$ 39,246	$ 18,690
From net realized gain
Class A	$ 874	$ 469
Class T	125	112
Class C	104	93
Income Replacement 2032	7,076	1,351
Institutional Class	309	113
Total	$ 8,488	$ 2,138
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 364	$ 592
Class T	408	675
Class C	191	337
Income Replacement 2034	34,754	34,804
Institutional Class	1,932	1,910
Total	$ 37,649	$ 38,318
From net realized gain
Class A	$ 99	$ 165
Class T	130	218
Class C	99	166
Income Replacement 2034	7,355	7,479
Institutional Class	428	436
Total	$ 8,111	$ 8,464
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 555	$ 811
Class T	3,944	4,274
Class C	1,241	1,320
Income Replacement 2036	26,829	12,138
Institutional Class	1,583	1,200
Total	$ 34,152	$ 19,743
From net realized gain
Class A	$ 116	$ 162
Class T	928	958
Class C	398	467
Income Replacement 2036	4,588	2,158
Institutional Class	299	204
Total	$ 6,329	$ 3,949
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 565	$ 1,542
Class T	664	689
Class C	725	569
Income Replacement 2038	37,593	40,695
Institutional Class	634	942
Total	$ 40,181	$ 44,437

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2011	2010
From net realized gain
Class A	$ 135	$ 413
Class T	137	207
Class C	333	205
Income Replacement 2038	9,117	8,050
Institutional Class	139	209
Total	$ 9,861	$ 9,084
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 1,176	$ 1,022
Class T	1,854	1,586
Class C	859	487
Income Replacement 2040	29,421	18,680
Institutional Class	1,064	1,444
Total	$ 34,374	$ 23,219
From net realized gain
Class A	$ 360	$ 174
Class T	502	273
Class C	361	112
Income Replacement 2040	5,813	2,099
Institutional Class	227	189
Total	$ 7,263	$ 2,847
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 425	$1,305
Class T	459	687
Class C	302	442
Income Replacement 2042	82,219	54,565
Institutional Class	637	944
Total	$ 84,042	$ 57,943
From net realized gain
Class A	$ 108	$ 247
Class T	138	121
Class C	136	120
Income Replacement 2042	15,082	6,898
Institutional Class	140	122
Total	$ 15,604	$ 7,508

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	1,492	10,966	$ 72,585	$ 505,595
Reinvestment of distributions	780	904	38,177	41,700
Shares redeemed	(15,236)	(22,378)	(747,263)	(1,033,263)
Net increase (decrease)	(12,964)	(10,508)	$ (636,501)	$ (485,968)
Class T
Shares sold	-	6,546	$ -	$ 302,409
Reinvestment of distributions	201	199	9,845	9,206
Shares redeemed	(3,144)	(4,625)	(154,952)	(215,246)
Net increase (decrease)	(2,943)	2,120	$ (145,107)	$ 96,369

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Class C
Shares sold	2,527	3,920	$ 125,000	$ 176,110
Reinvestment of distributions	238	252	11,623	11,639
Shares redeemed	(10,384)	(8,175)	(518,601)	(376,188)
Net increase (decrease)	(7,619)	(4,003)	$ (381,978)	$ (188,439)
Income Replacement 2016
Shares sold	39,876	78,978	$ 1,956,078	$ 3,659,239
Reinvestment of distributions	1,346	721	66,013	33,372
Shares redeemed	(50,919)	(40,547)	(2,509,419)	(1,866,323)
Net increase (decrease)	(9,697)	39,152	$ (487,328)	$ 1,826,288
Institutional Class
Shares sold	841	751	$ 41,400	$ 34,781
Reinvestment of distributions	8	15	403	690
Shares redeemed	(2,264)	(975)	(113,147)	(44,681)
Net increase (decrease)	(1,415)	(209)	$ (71,344)	$ (9,210)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	1,564	6,590	$ 72,093	$ 305,640
Reinvestment of distributions	230	248	11,233	11,354
Shares redeemed	(10,781)	(1,601)	(535,725)	(73,103)
Net increase (decrease)	(8,987)	5,237	$ (452,399)	$ 243,891
Class T
Shares sold	2,045	-	$ 102,042	$ -
Reinvestment of distributions	14	21	665	968
Shares redeemed	(207)	(1,030)	(10,225)	(46,978)
Net increase (decrease)	1,852	(1,009)	$ 92,482	$ (46,010)
Class C
Shares sold	697	1,627	$ 35,000	$ 75,000
Reinvestment of distributions	46	26	2,243	1,209
Shares redeemed	(541)	(373)	(26,508)	(17,000)
Net increase (decrease)	202	1,280	$ 10,735	$ 59,209
Income Replacement 2018
Shares sold	27,556	11,957	$ 1,335,152	$ 541,219
Reinvestment of distributions	432	258	21,162	11,837
Shares redeemed	(30,915)	(13,199)	(1,518,106)	(594,109)
Net increase (decrease)	(2,927)	(984)	$ (161,792)	$ (41,053)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	8	294	361
Shares redeemed	(1,111)	(100)	(54,894)	(4,500)
Net increase (decrease)	(1,105)	(92)	$ (54,600)	$ (4,139)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	5	4,988	$ 266	$ 223,504
Reinvestment of distributions	193	166	9,448	7,568
Shares redeemed	(4,655)	(3,855)	(230,357)	(179,660)
Net increase (decrease)	(4,457)	1,299	$ (220,643)	$ 51,412
Class T
Shares sold	1,002	1,680	$ 50,063	$ 80,000
Reinvestment of distributions	56	67	2,725	3,033
Shares redeemed	(41)	(2,893)	(2,073)	(131,000)
Net increase (decrease)	1,017	(1,146)	$ 50,715	$ (47,967)
Class C
Shares sold	-	1,102	$ -	$ 49,985
Reinvestment of distributions	59	67	2,866	3,032
Shares redeemed	(1,882)	-	(93,646)	-
Net increase (decrease)	(1,823)	1,169	$ (90,780)	$ 53,017

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Income Replacement 2020
Shares sold	36,410	20,661	$ 1,796,170	$ 932,116
Reinvestment of distributions	417	202	20,472	9,173
Shares redeemed	(23,522)	(10,998)	(1,171,587)	(493,006)
Net increase (decrease)	13,305	9,865	$ 645,055	$ 448,283
Institutional Class
Shares sold	397	996	$ 20,000	$ 45,000
Reinvestment of distributions	23	25	1,132	1,133
Shares redeemed	(833)	(2,202)	(41,702)	(99,518)
Net increase (decrease)	(413)	(1,181)	$ (20,570)	$ (53,385)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	567	-	$ 27,240	$ -
Reinvestment of distributions	15	8	735	338
Shares redeemed	(67)	(2,006)	(3,203)	(84,777)
Net increase (decrease)	515	(1,998)	$ 24,772	$ (84,439)
Class T
Shares sold	-	1,105	$ -	$ 48,498
Reinvestment of distributions	15	31	718	1,374
Shares redeemed	(1,248)	(2,115)	(61,978)	(94,162)
Net increase (decrease)	(1,233)	(979)	$ (61,260)	$ (44,290)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	14	172	640
Shares redeemed	(319)	(699)	(15,279)	(31,230)
Net increase (decrease)	(315)	(685)	$ (15,107)	$ (30,590)
Income Replacement 2022
Shares sold	23,188	9,043	$ 1,142,442	$ 391,098
Reinvestment of distributions	293	462	14,318	20,398
Shares redeemed	(10,448)	(13,142)	(520,826)	(587,330)
Net increase (decrease)	13,033	(3,637)	$ 635,934	$ (175,834)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	2	4	103	166
Shares redeemed	(37)	(3,867)	(1,783)	(173,132)
Net increase (decrease)	(35)	(3,863)	$ (1,680)	$ (172,966)
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	117	-	$ 5,864	$ -
Reinvestment of distributions	86	108	4,191	4,833
Shares redeemed	(2,180)	(1,295)	(108,524)	(57,768)
Net increase (decrease)	(1,977)	(1,187)	$ (98,469)	$ (52,935)
Class T
Shares sold	-	295	$ -	$ 13,015
Reinvestment of distributions	17	27	851	1,197
Shares redeemed	(392)	(804)	(18,805)	(35,887)
Net increase (decrease)	(375)	(482)	$ (17,954)	$ (21,675)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	19	922	835
Shares redeemed	(74)	(71)	(3,621)	(2,945)
Net increase (decrease)	(55)	(52)	$ (2,699)	$ (2,110)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Income Replacement 2024
Shares sold	9,431	9,741	$ 469,295	$ 422,106
Reinvestment of distributions	156	143	7,661	6,430
Shares redeemed	(2,819)	(5,344)	(138,862)	(239,126)
Net increase (decrease)	6,768	4,540	$ 338,094	$ 189,410
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	24	745	1,064
Shares redeemed	(268)	(580)	(12,871)	(25,832)
Net increase (decrease)	(253)	(556)	$ (12,126)	$ (24,768)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	1,608	-	$ 79,966	$ -
Reinvestment of distributions	16	26	777	1,147
Shares redeemed	(434)	(713)	(20,829)	(31,427)
Net increase (decrease)	1,190	(687)	$ 59,914	$ (30,280)
Class T
Shares sold	187	2,332	$ 8,556	$ 103,846
Reinvestment of distributions	38	39	1,819	1,739
Shares redeemed	(172)	(1,146)	(7,742)	(50,896)
Net increase (decrease)	53	1,225	$ 2,633	$ 54,689
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	50	55	2,413	2,424
Shares redeemed	(206)	(653)	(9,967)	(29,483)
Net increase (decrease)	(156)	(598)	$ (7,554)	$ (27,059)
Income Replacement 2026
Shares sold	24,011	11,631	$ 1,180,279	$ 516,873
Reinvestment of distributions	233	139	11,328	6,162
Shares redeemed	(4,444)	(6,640)	(219,154)	(295,846)
Net increase (decrease)	19,800	5,130	$ 972,453	$ 227,189
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	24	715	1,055
Shares redeemed	(269)	(581)	(12,796)	(25,621)
Net increase (decrease)	(254)	(557)	$ (12,081)	$ (24,566)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	-	1,688	$ -	$ 71,316
Reinvestment of distributions	153	161	7,443	7,159
Shares redeemed	(5,420)	(672)	(273,625)	(29,955)
Net increase (decrease)	(5,267)	1,177	$ (266,182)	$ 48,520
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	46	1,194	2,069
Shares redeemed	(4,677)	(340)	(209,519)	(15,095)
Net increase (decrease)	(4,653)	(294)	$ (208,325)	$ (13,026)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	8	180	379
Shares redeemed	(148)	(965)	(7,212)	(42,703)
Net increase (decrease)	(144)	(957)	$ (7,032)	$ (42,324)
Income Replacement 2028
Shares sold	9,722	7,291	$ 477,899	$ 328,341
Reinvestment of distributions	871	860	42,621	38,493
Shares redeemed	(13,911)	(26,019)	(676,445)	(1,168,445)
Net increase (decrease)	(3,318)	(17,868)	$ (155,925)	$ (801,611)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	24	732	1,048
Shares redeemed	(266)	(575)	(12,757)	(25,500)
Net increase (decrease)	(251)	(551)	$ (12,025)	$ (24,452)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	534	1,608	$ 26,388	$ 70,708
Reinvestment of distributions	10	22	506	972
Shares redeemed	(578)	(1,510)	(27,630)	(65,796)
Net increase (decrease)	(34)	120	$ (736)	$ 5,884
Class T
Shares sold	130	-	$ 6,467	$ -
Reinvestment of distributions	4	14	177	632
Shares redeemed	(839)	(767)	(39,979)	(33,663)
Net increase (decrease)	(705)	(753)	$ (33,335)	$ (33,031)
Class C
Shares sold	2,512	-	$ 125,006	$ -
Reinvestment of distributions	56	47	2,702	2,094
Shares redeemed	(1,287)	(250)	(63,685)	(10,986)
Net increase (decrease)	1,281	(203)	$ 64,023	$ (8,892)
Income Replacement 2030
Shares sold	52,301	30,831	$ 2,568,351	$ 1,381,260
Reinvestment of distributions	466	68	22,746	3,035
Shares redeemed	(9,315)	(1,995)	(455,782)	(90,075)
Net increase (decrease)	43,452	28,904	$ 2,135,315	$ 1,294,220
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	22	702	982
Shares redeemed	(267)	(578)	(12,724)	(25,388)
Net increase (decrease)	(253)	(556)	$ (12,022)	$ (24,406)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	1,251	-	$ 61,087	$ -
Reinvestment of distributions	92	93	4,419	4,047
Shares redeemed	(1,523)	(107)	(74,213)	(4,502)
Net increase (decrease)	(180)	(14)	$ (8,707)	$ (455)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	19	557	838
Shares redeemed	(266)	(575)	(12,454)	(24,937)
Net increase (decrease)	(254)	(556)	$ (11,897)	$ (24,099)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	12	333	502
Shares redeemed	(221)	(480)	(10,354)	(20,831)
Net increase (decrease)	(214)	(468)	$ (10,021)	$ (20,329)
Income Replacement 2032
Shares sold	13,347	20,546	$ 630,717	$ 869,619
Reinvestment of distributions	561	269	27,010	11,717
Shares redeemed	(18,955)	(21,297)	(922,796)	(886,611)
Net increase (decrease)	(5,047)	(482)	$ (265,069)	$ (5,275)
Institutional Class
Shares sold	550	565	$ 25,000	$ 25,000
Reinvestment of distributions	11	25	530	1,078
Shares redeemed	(1,556)	(582)	(74,627)	(25,236)
Net increase (decrease)	(995)	8	$ (49,097)	$ 842

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	17	462	757
Shares redeemed	(199)	(984)	(9,387)	(41,642)
Net increase (decrease)	(189)	(967)	$ (8,925)	$ (40,885)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	20	538	892
Shares redeemed	(263)	(569)	(12,373)	(24,737)
Net increase (decrease)	(252)	(549)	$ (11,835)	$ (23,845)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	12	289	503
Shares redeemed	(199)	(434)	(9,399)	(18,880)
Net increase (decrease)	(193)	(422)	$ (9,110)	$ (18,377)
Income Replacement 2034
Shares sold	15,037	5,032	$ 741,550	$ 225,749
Reinvestment of distributions	308	383	14,854	16,703
Shares redeemed	(11,217)	(8,062)	(548,641)	(352,058)
Net increase (decrease)	4,128	(2,647)	$ 207,763	$ (109,606)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	40	39	1,922	1,717
Shares redeemed	(4)	(586)	(220)	(25,063)
Net increase (decrease)	36	(547)	$ 1,702	$ (23,346)
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	22	128	$ 1,088	$ 5,725
Reinvestment of distributions	14	23	671	973
Shares redeemed	(305)	(600)	(14,218)	(25,767)
Net increase (decrease)	(269)	(449)	$ (12,459)	$ (19,069)
Class T
Shares sold	592	82	$ 29,293	$ 3,536
Reinvestment of distributions	41	54	1,979	2,334
Shares redeemed	(810)	(756)	(39,495)	(33,710)
Net increase (decrease)	(177)	(620)	$ (8,223)	$ (27,840)
Class C
Shares sold	1,929	979	$ 93,800	$ 39,435
Reinvestment of distributions	34	41	1,639	1,752
Shares redeemed	(264)	(1,217)	(12,450)	(52,088)
Net increase (decrease)	1,699	(197)	$ 82,989	$ (10,901)
Income Replacement 2036
Shares sold	36,939	2,159	$ 1,794,635	$ 86,419
Reinvestment of distributions	302	99	14,515	4,266
Shares redeemed	(1,164)	(4,508)	(56,447)	(191,085)
Net increase (decrease)	36,077	(2,250)	$ 1,752,703	$ (100,400)
Institutional Class
Shares sold	49	1,348	$ 2,283	$ 59,043
Reinvestment of distributions	40	33	1,882	1,403
Shares redeemed	(1,881)	(723)	(90,082)	(31,039)
Net increase (decrease)	(1,792)	658	$ (85,917)	$ 29,407

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	-	667	$ -	$ 28,000
Reinvestment of distributions	15	24	700	996
Shares redeemed	(37)	(2,898)	(1,526)	(123,534)
Net increase (decrease)	(22)	(2,207)	$ (826)	$ (94,538)
Class T
Shares sold	2,160	-	$ 103,818	$ -
Reinvestment of distributions	13	21	597	896
Shares redeemed	(408)	(622)	(19,017)	(26,247)
Net increase (decrease)	1,765	(601)	$ 85,398	$ (25,351)
Class C
Shares sold	-	1,458	$ -	$ 65,000
Reinvestment of distributions	22	18	1,058	774
Shares redeemed	(624)	(823)	(28,467)	(34,657)
Net increase (decrease)	(602)	653	$ (27,409)	$ 31,117
Income Replacement 2038
Shares sold	1,521	19,983	$ 73,871	$ 804,508
Reinvestment of distributions	582	594	27,411	25,218
Shares redeemed	(21,894)	(2,784)	(1,042,929)	(118,526)
Net increase (decrease)	(19,791)	17,793	$ (941,647)	$ 711,200
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	27	773	1,151
Shares redeemed	(291)	(628)	(13,482)	(26,515)
Net increase (decrease)	(275)	(601)	$ (12,709)	$ (25,364)
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	2,779	-	$ 131,112	$ -
Reinvestment of distributions	26	21	1,246	909
Shares redeemed	(1,627)	(697)	(77,967)	(29,560)
Net increase (decrease)	1,178	(676)	$ 54,391	$ (28,651)
Class T
Shares sold	59	766	$ 2,795	$ 32,205
Reinvestment of distributions	50	44	2,356	1,859
Shares redeemed	(1)	(849)	(45)	(35,678)
Net increase (decrease)	108	(39)	$ 5,106	$ (1,614)
Class C
Shares sold	-	1,585	$ -	$ 67,225
Reinvestment of distributions	26	14	1,220	599
Shares redeemed	(679)	(765)	(31,060)	(32,264)
Net increase (decrease)	(653)	834	$ (29,840)	$ 35,560
Income Replacement 2040
Shares sold	31,872	51,547	$ 1,546,264	$ 2,203,936
Reinvestment of distributions	348	391	16,441	16,805
Shares redeemed	(24,432)	(32,503)	(1,181,522)	(1,366,427)
Net increase (decrease)	7,788	19,435	$ 381,183	$ 854,314
Institutional Class
Shares sold	-	857	$ -	$ 35,012
Reinvestment of distributions	27	39	1,291	1,633
Shares redeemed	(478)	(935)	(22,066)	(39,625)
Net increase (decrease)	(451)	(39)	$ (20,775)	$ (2,980)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	427	1,685	$ 20,347	$ 72,288
Reinvestment of distributions	11	36	533	1,552
Shares redeemed	(643)	(3,326)	(30,601)	(142,410)
Net increase (decrease)	(205)	(1,605)	$ (9,721)	$ (68,570)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	19	597	808
Shares redeemed	(287)	(621)	(13,228)	(26,230)
Net increase (decrease)	(274)	(602)	$ (12,631)	$ (25,422)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	13	438	562
Shares redeemed	(283)	(615)	(13,030)	(25,273)
Net increase (decrease)	(274)	(602)	$ (12,592)	$ (24,711)
Income Replacement 2042
Shares sold	40,366	45,150	$ 1,950,277	$ 1,897,966
Reinvestment of distributions	1,123	960	53,152	40,980
Shares redeemed	(6,501)	(3,141)	(305,462)	(134,772)
Net increase (decrease)	34,988	42,969	$ 1,697,967	$ 1,804,174
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	25	777	1,066
Shares redeemed	(291)	(627)	(13,432)	(26,500)
Net increase (decrease)	(275)	(602)	$ (12,655)	$ (25,434)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within their principle investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2016 Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	11%	13%	14%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust), including the schedules of investments, as of July 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 21, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016
Institutional Class	10.66%
Income Replacement 2018
Institutional Class	9.57%
Income Replacement 2020
Institutional Class	9.16%
Income Replacement 2022
Institutional Class	8.70%
Income Replacement 2024
Institutional Class	8.26%
Income Replacement 2026
Institutional Class	8.55%
Income Replacement 2028
Institutional Class	7.60%
Income Replacement 2030
Institutional Class	7.54%
Income Replacement 2032
Institutional Class	6.99%
Income Replacement 2034
Institutional Class	6.96%
Income Replacement 2036
Institutional Class	6.72%
Income Replacement 2038
Institutional Class	5.96%
Income Replacement 2040
Institutional Class	6.33%
Income Replacement 2042
Institutional Class	6.54%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Income Replacement 2016
August 2010	11%
September 2010	17%
October 2010	17%
November 2010	16%
December 2010 (Ex-Date 12/22/10)	19%
December 2010 (Ex-Date 12/30/10)	18%
January 2011	4%
February 2011	4%
March 2011	4%
April 2011	4%
May 2011	4%
June 2011	4%
July 2011	5%
Institutional Class
Income Replacement 2018
August 2010	14%
September 2010	22%
October 2010	23%
November 2010	22%
December 2010 (Ex-Date 12/22/10)	24%
December 2010 (Ex-Date 12/30/10)	23%
January 2011	6%
February 2011	5%
March 2011	6%
April 2011	6%
May 2011	6%
June 2011	6%
July 2011	6%
Institutional Class
Income Replacement 2020
August 2010	15%
September 2010	26%
October 2010	27%
November 2010	26%
December 2010 (Ex-Date 12/22/10)	29%
December 2010 (Ex-Date 12/30/10)	28%
January 2011	7%
February 2011	7%
March 2011	7%
April 2011	7%
May 2011	7%
June 2011	7%
July 2011	7%
Institutional Class
Income Replacement 2022
August 2010	18%
September 2010	31%
October 2010	31%
November 2010	31%
December 2010 (Ex-Date 12/22/10)	32%
December 2010 (Ex-Date 12/30/10)	32%
January 2011	8%
February 2011	8%
March 2011	8%
April 2011	8%
May 2011	8%
June 2011	8%
July 2011	8%
Institutional Class
Income Replacement 2024
August 2010	15%
September 2010	31%
October 2010	32%
November 2010	32%
December 2010 (Ex-Date 12/22/10)	35%
December 2010 (Ex-Date 12/30/10)	34%
January 2011	9%
February 2011	9%
March 2011	9%
April 2011	9%
May 2011	9%
June 2011	9%
July 2011	9%
Institutional Class
Income Replacement 2026
August 2010	15%
September 2010	33%
October 2010	33%
November 2010	34%
December 2010 (Ex-Date 12/22/10)	38%
December 2010 (Ex-Date 12/30/10)	36%
January 2011	10%
February 2011	10%
March 2011	10%
April 2011	10%
May 2011	11%
June 2011	10%
July 2011	10%
Institutional Class
Income Replacement 2028
August 2010	20%
September 2010	36%
October 2010	36%
November 2010	36%
December 2010 (Ex-Date 12/22/10)	37%
December 2010 (Ex-Date 12/30/10)	37%
January 2011	10%
February 2011	10%
March 2011	10%
April 2011	10%
May 2011	10%
June 2011	10%
July 2011	10%
Institutional Class
Income Replacement 2030
August 2010	20%
September 2010	40%
October 2010	40%
November 2010	41%
December 2010 (Ex-Date 12/22/10)	42%
December 2010 (Ex-Date 12/30/10)	41%
January 2011	11%
February 2011	11%
March 2011	10%
April 2011	11%
May 2011	10%
June 2011	11%
July 2011	11%
Institutional Class
Income Replacement 2032
August 2010	23%
September 2010	39%
October 2010	40%
November 2010	40%
December 2010 (Ex-Date 12/22/10)	41%
December 2010 (Ex-Date 12/30/10)	41%
January 2011	9%
February 2011	9%
March 2011	9%
April 2010	9%
May 2011	9%
June 2011	9%
July 2011	9%
Institutional Class
Income Replacement 2034
August 2010	19%
September 2010	41%
October 2010	41%
November 2010	41%
December 2010 (Ex-Date 12/22/10)	41%
December 2010 (Ex-Date 12/30/10)	41%
January 2011	10%
February 2011	10%
March 2011	10%
April 2011	10%
May 2011	10%
June 2011	11%
July 2011	11%
Institutional Class
Income Replacement 2036
August 2010	17%
September 2010	42%
October 2010	43%
November 2010	46%
December 2010 (Ex-Date 12/22/10)	49%
December 2010 (Ex-Date 12/30/10)	48%
January 2011	12%
February 201	12%
March 2011	11%
April 2011	12%
May 2011	12%
June 2011	11%
July 2011	12%
Institutional Class
Income Replacement 2038
August 2010	20%
September 2010	43%
October 2010	43%
November 2010	43%
December 2010 (Ex-Date 12/22/10)	44%
December 2010 (Ex-Date 12/30/10)	44%
January 2011	11%
February 2011	11%
March 2011	11%
April 2011	11%
May 2011	11%
June 2011	11%
July 2011	11%

Institutional Class
Income Replacement 2040
August 2010	17%
September 2010	44%
October 2010	43%
November 2010	44%
December 2010 (Ex-Date 12/22/10)	46%
December 2010 (Ex-Date 12/30/10)	45%
January 2011	11%
February 2011	11%
March 2011	11%
April 2011	11%
May 2011	11%
June 2011	11%
July 2011	11%
Institutional Class
Income Replacement 2042
August 2010	25%
September 2010	45%
October 2010	45%
November 2010	45%
December 2010 (Ex-Date 12/22/10)	45%
December 2010 (Ex-Date 12/30/10)	45%
January 2011	13%
February 2011	13%
March 2011	13%
April 2011	13%
May 2011	13%
June 2011	13%
July 2011	13%

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARWI-UANN-0911
1.848183.103

Fidelity®
Ultra-Short Bond
Fund

Annual Report

July 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Past 5 years	Life of fund A
Fidelity® Ultra-Short Bond Fund	0.99%	-1.72%	0.12%

A From August 29, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Ultra-Short Bond Fund, a class of the fund, on August 29, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® 6 Month Swap Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid ultra-low interest rates and heightened market volatility, U.S. taxable investment-grade bonds generated solid results for the year ending July 31, 2011, as evidenced by the 4.44% advance of the Barclays Capital® U.S. Aggregate Bond Index. The best-performing categories within the index were those on the riskier end of the spectrum that benefited during intervals when data pointed to an improving economy. Buoyed by a strong first-half showing, commercial mortgage-backed securities (CMBS) fared best, gaining 10.01% amid modest improvement in commercial real estate fundamentals. Corporate bonds rose 6.70%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities, supported by a combination of strong demand from yield-hungry investors and slower prepayment rates, rose a solid 3.85%. Meanwhile, U.S. Treasury and agency securities gained 3.39% and 2.53%, respectively. These securities, which lagged in the first half of the period, when economic data was strong and inflation worries were muted, performed comparatively well in the second half amid signs of a weakening economic recovery and heightened concern about the sovereign debt crisis in Europe.

Comments from Robert Galusza, Portfolio Manager of Fidelity® Ultra-Short Bond Fund: For the year, the fund's Retail Class shares returned 0.99%, while the Barclays Capital® 6 Month Swap Index gained 0.33%. By way of review, the fund may invest in many different types of debt securities in an effort to achieve its investment objective, including securities that are not part of the Barclays Capital index. Against that backdrop, out-of-index exposure to all major segments of the short-term bond market aided performance because each of these groups outpaced the index. Emphasizing higher-yielding, riskier securities within the fund's investment-grade mandate - including asset-backed, commercial mortgage-backed and corporate debt - was particularly beneficial in the first half of the period when these sectors held up well relative to their lower-yielding government counterparts. My choices among investment-grade corporates also proved advantageous. Elsewhere, holding government-backed securities, including U.S. Treasuries, Treasury Inflation-Protected Securities (TIPS), which I sold by the end of the period, and agency-backed debentures, aided the fund's performance because they also outpaced the index, even though they generally lagged riskier segments for the 12-month period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class A	.65%
Actual		$ 1,000.00	$ 1,004.00	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class T	.70%
Actual		$ 1,000.00	$ 1,002.50	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,003.80	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,003.60	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets) as of July 31, 2011
As of July 31, 2011 *	As of January 31, 2011 **
U.S. Government and U.S. Government Agency Obligations†34.0%	U.S. Government and U.S. Government Agency Obligations†40.8%
AAA 23.7%	AAA 15.5%
AA 19.3%	AA 14.3%
A 12.5%	A 9.6%
BBB 6.6%	BBB 9.2%
BB and Below 0.4%	BB and Below 0.3%
Not Rated 1.5%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 9.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2011
6 months ago
Years	1.6	1.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2011
6 months ago
Years	0.5	0.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of July 31, 2011 *	As of January 31, 2011 **
Corporate Bonds 40.8%	Corporate Bonds 30.5%
U.S. Government and U.S. Government Agency Obligations† 34.0%	U.S. Government and U.S. Government Agency Obligations† 40.8%
Asset-Backed Securities 18.4%	Asset-Backed Securities 15.7%
CMOs and Other Mortgage Related Securities 4.2%	CMOs and Other Mortgage Related Securities 2.6%
Other Investments 0.6%	Other Investments 1.2%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 9.2%

* Foreign investments	16.1%	** Foreign investments	12.5%
* Futures and Swaps	3.9%	** Futures and Swaps	3.7%
† Includes FDIC Guaranteed Corporate Securities

Annual Report

Investments July 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Media - 1.0%
AOL Time Warner, Inc. 6.875% 5/1/12	$ 1,000,000	$ 1,044,568
Time Warner Cable, Inc. 5.4% 7/2/12	1,500,000	1,564,193
		2,608,761
CONSUMER STAPLES - 1.5%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc. 0.609% 7/14/14 (e)	2,000,000	2,006,420
Food Products - 0.7%
Kraft Foods, Inc. 5.625% 11/1/11	1,758,000	1,779,404
TOTAL CONSUMER STAPLES		3,785,824
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Enterprise Products Operating LP 7.625% 2/15/12	1,000,000	1,034,672
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,001,607
Total Capital Canada Ltd. 0.6298% 1/17/14 (e)	2,000,000	2,012,940
		4,049,219
FINANCIALS - 31.9%
Capital Markets - 5.2%
BlackRock, Inc. 0.5575% 5/24/13 (e)	1,000,000	999,463
Goldman Sachs Group, Inc. 1.2683% 2/7/14 (e)	2,000,000	1,980,374
HSBC Bank PLC 1.0498% 1/17/14 (b)(e)	2,000,000	2,010,406
JPMorgan Chase & Co. 1.053% 1/24/14 (e)	4,000,000	3,993,624
State Street Corp. 0.602% 3/7/14 (e)	1,000,000	1,000,567
The Bank of New York Mellon Corp. 0.5239% 7/28/14 (e)	2,000,000	2,000,578
UBS AG Stamford Branch 1.2526% 1/28/14 (e)	1,500,000	1,502,271
		13,487,283
Commercial Banks - 15.8%
ANZ Banking Group Ltd. 0.9861% 1/10/14 (b)(e)	1,000,000	1,002,979
Bank of Montreal 0.7229% 4/29/14 (e)	2,000,000	2,001,180
Barclays Bank PLC 1.2861% 1/13/14 (e)	2,000,000	2,004,040
Commonwealth Bank of Australia 0.975% 3/17/14 (b)(e)	1,500,000	1,502,430
Credit Agricole SA 0.6233% 2/2/12 (b)(e)	2,000,000	1,995,048
Credit Suisse New York Branch 1.209% 1/14/14 (e)	2,500,000	2,501,433
Danske Bank A/S 1.299% 4/14/14 (b)(e)	500,000	500,028
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Deutsche Bank 0.8998% 1/18/13 (e)	$ 2,000,000	$ 2,001,654
Fifth Third Bank 0.3705% 5/17/13 (e)	2,500,000	2,461,308
ING Bank NV 1.6518% 6/9/14 (b)(e)	2,000,000	2,002,214
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (e)	930,000	929,586
Marshall & Ilsley Bank 6.375% 9/1/11	287,000	287,958
National Australia Bank Ltd. 0.7258% 1/8/13 (b)(e)	1,000,000	999,710
Rabobank (Netherlands) NV 0.599% 4/14/14 (e)	5,000,000	4,981,375
Royal Bank of Canada 0.5498% 4/17/14 (e)	3,000,000	3,003,063
Santander US Debt SA Unipersonal 1.0458% 3/30/12 (b)(e)	800,000	798,463
Sumitomo Mitsui Banking Corp. 1.203% 7/22/14 (b)(e)	1,000,000	1,003,495
Svenska Handelsbanken AB 2.875% 9/14/12 (b)	2,500,000	2,556,442
Toronto Dominion Bank 0.549% 7/14/14 (e)	2,000,000	2,005,840
U.S. Bank NA 0.473% 10/26/12 (e)	2,000,000	2,003,192
Union Bank NA 1.2029% 6/6/14 (e)	2,000,000	2,003,346
Wachovia Bank NA 0.6533% 11/3/14 (e)	1,500,000	1,451,219
Westpac Banking Corp. 0.9758% 3/31/14 (b)(e)	1,000,000	1,001,129
		40,997,132
Consumer Finance - 3.5%
American Express Credit Corp. 1.0955% 6/24/14 (e)	1,000,000	998,575
American Honda Finance Corp. 0.6383% 11/7/12 (b)(e)	2,000,000	1,996,256
Capital One Financial Corp.:
1.3998% 7/15/14 (e)	2,000,000	2,002,294
5.7% 9/15/11	1,000,000	1,005,908
General Electric Capital Corp. 1.0958% 1/7/14 (e)	3,000,000	3,000,249
		9,003,282
Diversified Financial Services - 5.1%
BB&T Corp. 0.9526% 4/28/14 (e)	2,000,000	2,000,094
BNP Paribas 1.1461% 1/10/14 (e)	1,000,000	987,225
BP Capital Markets PLC 0.8495% 3/11/14 (e)	1,000,000	1,002,378
Citigroup, Inc.:
1.1108% 2/15/13 (e)	1,000,000	1,000,021
1.6961% 1/13/14 (e)	2,341,000	2,349,617
MassMutual Global Funding II 0.629% 1/14/14 (b)(e)	394,000	394,117
Metlife Institutional Funding II 1.1458% 4/4/14 (b)(e)	2,500,000	2,505,425
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
New York Life Global Fund 0.5058% 4/4/14 (b)(e)	$ 2,000,000	$ 2,000,698
Volkswagen International Finance NV 0.8558% 4/1/14 (b)(e)	1,000,000	1,003,249
		13,242,824
Insurance - 1.5%
Berkshire Hathaway Finance Corp. 0.5761% 1/10/14 (e)	2,000,000	2,006,284
Prudential Financial, Inc. 5.1% 12/14/11	2,000,000	2,029,012
		4,035,296
Thrifts & Mortgage Finance - 0.8%
Bank of America Corp. 1.7961% 7/11/14 (e)	2,000,000	1,993,712
TOTAL FINANCIALS		82,759,529
HEALTH CARE - 1.2%
Pharmaceuticals - 1.2%
Sanofi-Aventis 0.4463% 3/28/13 (e)	2,000,000	2,005,776
Teva Pharmaceutical Finance III BV 0.7465% 3/21/14 (e)	1,000,000	1,006,873
		3,012,649
INFORMATION TECHNOLOGY - 1.3%
Computers & Peripherals - 0.8%
Hewlett-Packard Co. 0.5295% 5/24/13 (e)	2,000,000	2,004,322
IT Services - 0.2%
The Western Union Co. 0.832% 3/7/13 (e)	530,000	531,960
Office Electronics - 0.3%
Xerox Corp.:
1.0805% 5/16/14 (e)	435,000	437,633
6.875% 8/15/11	500,000	501,049
		938,682
TOTAL INFORMATION TECHNOLOGY		3,474,964
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Qwest Corp. 3.497% 6/15/13 (e)	1,000,000	1,023,750
Verizon Communications, Inc. 0.8563% 3/28/14 (e)	2,500,000	2,526,563
		3,550,313
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.9%
Multi-Utilities - 0.9%
DTE Energy Co. 0.955% 6/3/13 (e)	$ 443,000	$ 444,775
Sempra Energy 1.007% 3/15/14 (e)	2,000,000	2,008,422
		2,453,197
TOTAL NONCONVERTIBLE BONDS (Cost $105,683,754)		105,694,456
U.S. Government and Government Agency Obligations - 25.3%

U.S. Government Agency Obligations - 24.0%
Fannie Mae:
1% 4/4/12	39,000,000	39,178,075
4.375% 9/15/12	22,000,000	22,988,130
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		62,166,205
Other Government Related - 1.3%
Bank of America Corp. 0.5529% 4/30/12 (FDIC Guaranteed) (c)(e)	1,500,000	1,504,335
Goldman Sachs Group, Inc. 0.5183% 11/9/11 (FDIC Guaranteed) (c)(e)	2,000,000	2,001,518
TOTAL OTHER GOVERNMENT RELATED		3,505,853
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,664,913)		65,672,058
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 2.8%
2.452% 2/1/34 (e)	317,877	329,120
2.484% 6/1/35 (e)	435,114	455,152
2.549% 7/1/35 (e)	863,939	909,366
2.552% 12/1/34 (e)	603,751	637,160
2.559% 6/1/35 (e)	1,092,648	1,145,809
2.588% 10/1/35 (e)	1,171,448	1,231,625
2.6% 7/1/34 (e)	508,358	532,240
2.619% 11/1/34 (e)	542,232	564,388
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.68% 11/1/34 (e)	$ 597,785	$ 631,836
3.765% 10/1/39 (e)	832,648	875,878
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,128,104)		7,312,574
Asset-Backed Securities - 18.4%

ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M1, 0.9373% 3/25/34 (e)	1,506	1,500
Ally Auto Receivables Trust:
Series 2009-B Class A2, 1.21% 6/15/12 (b)	91,264	91,285
Series 2010-4 Class A2, 0.71% 2/15/13	889,578	889,718
Series 2011-1 Class A2, 0.81% 10/15/13	996,688	997,158
Ally Master Owner Trust:
Series 2010-1 Class A, 1.9365% 1/15/15 (b)(e)	700,000	711,894
Series 2011-1 Class A1, 1.0565% 1/15/16 (e)	500,000	503,682
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2251% 10/6/13 (XL Capital Assurance, Inc. Insured) (e)	694,257	689,904
Series 2007-CM Class A4B, 0.2651% 4/7/14 (National Public Finance Guarantee Corp. Insured) (e)	419,025	415,851
Series 2010-3 Class A2, 0.77% 12/9/13	669,344	669,594
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	665,422	664,823
Series 2011-1 Class A2, 0.84% 6/9/14	1,000,000	1,000,120
Series 2011-2 Class A2, 0.9% 9/8/14	1,000,000	1,001,191
Bank of America Auto Trust:
Series 2009-1A Class A3, 2.67% 7/15/13 (b)	385,185	387,498
Series 2010-2 Class A2, 0.91% 10/15/12	194,122	194,174
Bank One Issuance Trust Series 2003-A8, 0.4365% 5/16/16 (e)	500,000	501,048
BMW Vehicle Lease Trust:
Series 2010-1 Class A2, 0.58% 9/17/12	591,188	591,173
Series 2011-1 Class A2, 0.64% 4/22/13	1,000,000	1,000,132
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	337,266	343,715
Carmax Auto Owner Trust Series 2011-1 Class A2, 0.72% 11/15/13	1,000,000	1,000,371
Chase Issuance Trust:
Series 2005-A2 Class A2, 0.2565% 12/15/14 (e)	1,600,000	1,599,284
Series 2005-A6 Class A6, 0.2565% 7/15/14 (e)	1,730,000	1,729,381
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust: - continued
Series 2006-A4 Class A4, 0.2065% 10/15/13 (e)	$ 1,000,000	$ 999,936
Series 2007-A17 Class A, 5.12% 10/15/14	790,000	833,315
Series 2009-A2 Class A2, 1.7365% 4/15/14 (e)	2,500,000	2,527,028
Series 2011-A1 Class A1, 0.3765% 3/16/15 (e)	640,000	639,969
Series 2011-A2 Class A2, 0.2753% 5/15/15 (e)	990,000	989,948
Chrysler Financial Auto Securitization Trust Series 2010-A Class A2, 0.69% 1/8/13	1,163,246	1,163,371
Citibank Credit Card Issuance Trust:
Series 2009-A1 Class A1, 1.9365% 3/17/14 (e)	4,350,000	4,395,725
Series 2009-A2 Class A2, 1.7365% 5/15/14 (e)	1,500,000	1,517,523
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (b)	61,479	61,526
Discover Card Master Trust Series 2011-A2 Class A2, 0.3998% 11/16/15 (e)	1,000,000	999,947
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7634% 5/28/35 (e)	80,751	59,727
Class AB3, 0.7053% 5/28/35 (e)	32,052	22,459
Ford Credit Auto Lease Trust Series 2010-B Class A2, 0.75% 10/15/12 (b)	1,964,226	1,964,807
Ford Credit Auto Lease Trust 2011-A Series 2011-A Class A2, 0.74% 9/15/13	1,000,000	999,788
Ford Credit Auto Owner Trust:
Series 2009-D Class A3, 2.17% 10/15/13	62,265	62,768
Series 2010-B Class A2, 0.65% 12/15/12	740,798	740,998
Series 2011-B Class A2, 0.68% 1/15/14	1,000,000	1,002,610
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8365% 12/15/14 (b)(e)	490,000	498,083
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	241,859
Fremont Home Loan Trust Series 2005-A Class M4, 0.8673% 1/25/35 (e)	125,000	35,238
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,002,433
GSAMP Trust Series 2007-HE1 Class M1, 0.4373% 3/25/47 (e)	335,000	16,480
Home Equity Asset Trust Series 2003-5 Class A2, 0.8873% 12/25/33 (e)	10,566	7,593
Honda Auto Receivables Owner Trust Series 2011-2 Class A2, 0.57% 7/18/13	1,000,000	999,683
Hyundai Auto Receivables Trust:
Series 2009-A Class A3, 2.03% 8/15/13	94,492	95,117
Series 2011-A Class A2, 0.69% 11/15/13	1,000,000	1,000,648
Asset-Backed Securities - continued
	Principal Amount	Value
John Deere Owner Trust Series 2011-A Class A2, 0.64% 6/16/14	$ 2,000,000	$ 2,000,222
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2, 0.79% 4/15/13 (b)	1,000,000	1,000,528
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	139,959	140,948
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.6573% 8/25/35 (e)	20,366	16,389
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5273% 8/25/34 (e)	65,756	49,869
Nissan Auto Lease Trust:
Series 2009-B Class A3, 2.07% 1/15/15	91,431	91,558
Series 2010-B Class A2, 0.9% 5/15/13	994,169	995,589
Series 2011-A Class A2, 0.7% 1/15/14	1,000,000	999,857
Nissan Auto Receivables Owner Trust Series 2011-A Class A2, 0.65% 12/16/13	1,000,000	1,002,314
Ocala Funding LLC Series 2006-1A Class A, 1.5863% 3/20/11 (a)(b)(e)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6373% 9/25/34 (e)	435,000	151,586
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9873% 4/25/33 (e)	1,451	1,195
Santander Drive Auto Receivables Trust:
Series 2010-3 Class A2, 0.93% 6/17/13	500,000	500,378
Series 2011-1, Class A2, 0.94% 2/18/14	300,000	299,815
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0473% 9/25/34 (e)	21,802	16,046
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	703,196	706,159
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	114,735	114,963
Series 2010-A Class A2, 0.77% 1/22/13	882,847	883,203
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.3363% 3/20/14 (e)	886,977	892,052
TOTAL ASSET-BACKED SECURITIES (Cost $49,371,653)		47,724,746
Collateralized Mortgage Obligations - 7.5%
	Principal Amount	Value
Private Sponsor - 1.6%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (b)(e)	$ 500,000	$ 499,820
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.34% 11/20/56 (b)(e)	391,190	388,290
Granite Mortgages Series 2003-2 Class 1A3, 0.7513% 7/20/43 (e)	166,632	159,258
Granite Mortgages PLC floater Series 2004-1 Class 2A1, 0.5665% 3/20/44 (e)	142,998	135,955
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5173% 12/25/34 (e)	260,902	221,625
Holmes Master Issuer PLC floater Series 2007-2A Class 3A1, 0.3293% 7/15/21 (e)	280,000	279,282
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3293% 10/15/33 (e)	660,000	656,530
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3858% 9/25/36 (e)	1,000,000	739,516
World Omni Auto Receivables Trust sequential payer Series 2011-A Class A2, 0.64% 11/15/13	1,000,000	1,000,159
TOTAL PRIVATE SPONSOR		4,080,435
U.S. Government Agency - 5.9%
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.6873% 9/25/23 (e)	77,440	77,534
Series 2010-86 Class FE, 0.6373% 8/25/25 (d)(e)	698,683	700,922
sequential payer:
Series 2003-129 Class GF, 0.5873% 4/25/30 (e)	885,979	887,482
Series 2005-47 Class HA, 4.5% 7/25/19	1,288,722	1,340,713
Series 2011-16 Class FB, 0.3373% 3/25/31 (e)	2,898,003	2,891,833
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4165% 2/15/19 (e)	4,575,543	4,582,502
planned amortization Series 3792, 0.5865% 11/15/40 (e)	966,254	971,214
sequential payer:
Series 2924 Class DA, 4.5% 2/15/19	1,095,456	1,138,823
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 3560 Class LA, 2% 8/15/14	$ 1,253,006	$ 1,265,948
Series 3573 Class LC, 1.85% 8/15/14	1,407,081	1,422,834
TOTAL U.S. GOVERNMENT AGENCY		15,279,805
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,659,885)		19,360,240
Commercial Mortgage Securities - 2.6%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	1,469,410	1,476,261
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class G, 0.7165% 3/15/22 (b)(e)	100,000	94,250
Class H, 0.9665% 3/15/22 (b)(e)	110,000	100,650
Series 2006-BIX1 Class B, 0.3265% 10/15/19 (b)(e)	110,000	109,465
COMM pass-thru certificates floater:
Series 2005-F10A Class B, 0.4165% 4/15/17 (b)(e)	110,000	105,624
Series 2006-CN2A Class A2FL, 0.4051% 2/5/19 (b)(e)	800,000	789,438
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.905% 6/15/39 (e)	229,781	233,376
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	240,000	253,719
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.6539% 5/10/40 (e)	120,000	128,259
Greenwich Capital Commercial Funding Corp. sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (e)	1,170,220	1,171,969
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	150,000	151,979
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	292,841	293,240
JP Morgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	130,000	135,442
Series 2003-CB7 Class A4, 4.879% 1/12/38 (e)	109,113	115,764
Commercial Mortgage Securities - continued
	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2005-LDP5 Class A2, 5.198% 12/15/44	$ 240,000	$ 243,317
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LD11 Class A2, 5.9896% 6/15/49 (e)	240,000	245,075
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.387% 7/15/19 (b)(e)	247,826	148,696
Series 2007-XLFA Class B, 0.317% 10/15/20 (b)(e)	440,000	407,780
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	85,719	88,674
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	110,000	116,282
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A1, 0.2771% 9/15/21 (b)(e)	455,539	439,285
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,280,316)		6,848,545
Municipal Securities - 0.6%

Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.25%, tender 9/1/11 (e)(f)	400,000	400,020
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (e)	500,000	503,300
Series 2007 B, 1.9%, tender 6/1/12 (e)	500,000	503,990
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.25%, tender 10/3/11 (e)(f)	100,000	100,006
TOTAL MUNICIPAL SECURITIES (Cost $1,500,000)		1,507,316
Bank Notes - 0.8%

National City Bank, Cleveland 0.3539% 3/1/13 (e) (Cost $1,979,328)	2,000,000	1,991,966
Certificates of Deposit - 0.4%
	Principal Amount	Value
Nordea Bank Finland PLC yankee 0.7483% 2/7/13 (e) (Cost $1,001,117)	$ 1,000,000	$ 1,002,111
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (Cost $1,268,000)	$ 1,268,018	1,268,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $260,537,070)		258,382,012
NET OTHER ASSETS (LIABILITIES) - 0.3%		837,076
NET ASSETS - 100%		$ 259,219,088
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
10 Eurodollar 90 Day Index Contracts	Dec. 2011	$ 9,987,625	$ (1,276)
10 Eurodollar 90 Day Index Contracts	March 2012	9,986,625	(1,651)
10 Eurodollar 90 Day Index Contracts	Sept. 2011	9,990,625	2,975
TOTAL EURODOLLAR CONTRACTS		$ 29,964,875	$ 48
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,071,008 or 12.0% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $3,505,853 or 1.3% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $30,096.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,268,000 due 8/01/11 at 0.17%
Bank of America NA	$ 917,336
J.P. Morgan Securities, Inc.	34,291
Mizuho Securities USA, Inc.	316,373
$ 1,268,000
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 105,694,456	$ -	$ 105,694,456	$ -
U.S. Government and Government Agency Obligations	65,672,058	-	65,672,058	-
U.S. Government Agency - Mortgage Securities	7,312,574	-	7,312,574	-
Asset-Backed Securities	47,724,746	-	47,475,001	249,745
Collateralized Mortgage Obligations	19,360,240	-	19,360,240	-
Commercial Mortgage Securities	6,848,545	-	6,292,069	556,476
Municipal Securities	1,507,316	-	1,507,316	-
Bank Notes	1,991,966	-	1,991,966	-
Certificates of Deposit	1,002,111	-	1,002,111	-
Cash Equivalents	1,268,000	-	1,268,000	-
Total Investments in Securities:	$ 258,382,012	$ -	$ 257,575,791	$ 806,221
Derivative Instruments:
Assets
Futures Contracts	$ 2,975	$ 2,975	$ -	$ -
Liabilities
Futures Contracts	$ (2,927)	$ (2,927)	$ -	$ -
Total Derivative Instruments:	$ 48	$ 48	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 583,242
Total Realized Gain (Loss)	(1,553,394)
Total Unrealized Gain (Loss)	2,131,415
Cost of Purchases	2,324
Proceeds of Sales	(786,299)
Amortization/Accretion	(24,596)
Transfers in to Level 3	453,529
Transfers out of Level 3	-
Ending Balance	$ 806,221
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ 1,848

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 2,975	$ (2,927)
Total Value of Derivatives	$ 2,975	$ (2,927)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.9%
Canada	3.5%
Netherlands	3.5%
United Kingdom	2.6%
France	2.0%
Australia	1.8%
Sweden	1.0%
Others (Individually Less Than 1%)	1.7%
100.0%
Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $125,615,360 of which $1,917,431, $518,690, $12,186,304, $97,397,499, $9,829,719 and $3,765,717 will expire in fiscal 2014, 2015, 2016, 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $1,268,000) - See accompanying schedule: Unaffiliated issuers (cost $260,537,070)		$ 258,382,012
Cash		860
Receivable for investments sold		585
Receivable for fund shares sold		724,672
Interest receivable		821,093
Receivable for daily variation margin on futures contracts		125
Other receivables		27
Total assets		259,929,374

Liabilities
Payable for fund shares redeemed	$ 608,179
Distributions payable	1,722
Accrued management fee	68,236
Distribution and service plan fees payable	2,077
Other affiliated payables	30,072
Total liabilities		710,286

Net Assets		$ 259,219,088
Net Assets consist of:
Paid in capital		$ 388,425,175
Distributions in excess of net investment income		(61,884)
Accumulated undistributed net realized gain (loss) on investments		(126,989,194)
Net unrealized appreciation (depreciation) on investments		(2,155,009)
Net Assets		$ 259,219,088

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,241,589 ÷ 1,492,766 shares)	$ 8.20

Maximum offering price per share (100/98.50 of $8.20)	$ 8.32
Class T: Net Asset Value and redemption price per share ($4,811,352 ÷ 586,661 shares)	$ 8.20

Maximum offering price per share (100/98.50 of $8.20)	$ 8.32
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($239,921,423 ÷ 29,253,153 shares)	$ 8.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,244,724 ÷ 273,711 shares)	$ 8.20

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2011

Investment Income
Interest		$ 2,092,565

Expenses
Management fee	$ 833,807
Transfer agent fees	273,052
Distribution and service plan fees	28,129
Fund wide operations fee	90,596
Independent trustees' compensation	962
Miscellaneous	895
Total expenses before reductions	1,227,441
Expense reductions	(135)	1,227,306
Net investment income (loss)		865,259
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,589,005)
Futures contracts	32,980
Total net realized gain (loss)		(1,556,025)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,156,644
Futures contracts	(15,646)
Total change in net unrealized appreciation (depreciation)		3,140,998
Net gain (loss)		1,584,973
Net increase (decrease) in net assets resulting from operations		$ 2,450,232

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 865,259	$ 1,890,067
Net realized gain (loss)	(1,556,025)	(8,164,438)
Change in net unrealized appreciation (depreciation)	3,140,998	9,508,825
Net increase (decrease) in net assets resulting from operations	2,450,232	3,234,454
Distributions to shareholders from net investment income	(936,826)	(1,887,049)
Share transactions - net increase (decrease)	(6,245,769)	33,525,237
Redemption fees	16,839	9,556
Total increase (decrease) in net assets	(4,715,524)	34,882,198

Net Assets
Beginning of period	263,934,612	229,052,414
End of period (including distributions in excess of net investment income of $(61,884) and undistributed net investment income of $11,746, respectively)	$ 259,219,088	$ 263,934,612

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Income from Investment Operations
Net investment income (loss) C	.013	.047	.091	.384	.493
Net realized and unrealized gain (loss)	.051	.040	(.167)	(1.612)	(.198)
Total from investment operations	.064	.087	(.076)	(1.228)	.295
Distributions from net investment income	(.015)	(.047)	(.071)	(.294)	(.495)
Tax return of capital	-	-	(.003)	(.039)	-
Total distributions	(.015)	(.047)	(.074)	(.333)	(.495)
Redemption fees added to paid in capital C	.001	- E	- E	.001	- E
Net asset value, end of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Total Return A,B	.80%	1.08%	(.92)%	(12.71)%	2.97%
Ratios to Average Net Assets D
Expenses before reductions	.63%	.64%	.68%	.67%	.66%
Expenses net of fee waivers, if any	.63%	.64%	.68%	.67%	.66%
Expenses net of all reductions	.63%	.64%	.67%	.66%	.66%
Net investment income (loss)	.16%	.58%	1.13%	4.26%	4.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,242	$ 18,129	$ 8,033	$ 6,268	$ 13,735
Portfolio turnover rate	103%	95%	92%	11%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Income from Investment Operations
Net investment income (loss) C	.009	.044	.090	.377	.491
Net realized and unrealized gain (loss)	.052	.040	(.168)	(1.607)	(.199)
Total from investment operations	.061	.084	(.078)	(1.230)	.292
Distributions from net investment income	(.012)	(.044)	(.069)	(.292)	(.492)
Tax return of capital	-	-	(.003)	(.039)	-
Total distributions	(.012)	(.044)	(.072)	(.331)	(.492)
Redemption fees added to paid in capital C	.001	- E	- E	.001	- E
Net asset value, end of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Total Return A,B	.76%	1.03%	(.94)%	(12.72)%	2.95%
Ratios to Average Net Assets D
Expenses before reductions	.68%	.68%	.69%	.69%	.69%
Expenses net of fee waivers, if any	.68%	.68%	.69%	.69%	.69%
Expenses net of all reductions	.68%	.68%	.69%	.69%	.69%
Net investment income (loss)	.12%	.54%	1.11%	4.23%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,811	$ 5,334	$ 3,114	$ 2,910	$ 4,818
Portfolio turnover rate	103%	95%	92%	11%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Income from Investment Operations
Net investment income (loss) B	.028	.063	.111	.404	.516
Net realized and unrealized gain (loss)	.051	.040	(.169)	(1.603)	(.210)
Total from investment operations	.079	.103	(.058)	(1.199)	.306
Distributions from net investment income	(.030)	(.063)	(.088)	(.310)	(.516)
Tax return of capital	-	-	(.004)	(.042)	-
Total distributions	(.030)	(.063)	(.092)	(.352)	(.516)
Redemption fees added to paid in capital B	.001	- D	- D	.001	- D
Net asset value, end of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Total Return A	.99%	1.27%	(.70)%	(12.42)%	3.09%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.44%	.45%	.45%
Net investment income (loss)	.34%	.77%	1.36%	4.47%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 239,921	$ 239,266	$ 217,282	$ 315,401	$ 974,602
Portfolio turnover rate	103%	95%	92%	11%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Income from Investment Operations
Net investment income (loss) B	.025	.057	.102	.416	.510
Net realized and unrealized gain (loss)	.051	.040	(.168)	(1.619)	(.206)
Total from investment operations	.076	.097	(.066)	(1.203)	.304
Distributions from net investment income	(.027)	(.057)	(.081)	(.306)	(.514)
Tax return of capital	-	-	(.003)	(.042)	-
Total distributions	(.027)	(.057)	(.084)	(.348)	(.514)
Redemption fees added to paid in capital B	.001	- D	- D	.001	- D
Net asset value, end of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Total Return A	.95%	1.20%	(.80)%	(12.46)%	3.06%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.52%	.58%	.48%	.48%
Expenses net of fee waivers, if any	.49%	.52%	.55%	.48%	.48%
Expenses net of all reductions	.49%	.52%	.54%	.48%	.48%
Net investment income (loss)	.31%	.70%	1.26%	4.44%	5.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,245	$ 1,206	$ 623	$ 594	$ 8,312
Portfolio turnover rate	103%	95%	92%	11%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2011

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, premium on debt securities, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 526,666
Gross unrealized depreciation	(2,698,472)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,171,806)

Tax Cost	$ 260,553,818

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (125,615,360)
Net unrealized appreciation (depreciation)	$ (2,171,806)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be July 31, 2012.

The tax character of distributions paid was as follows:

	July 31, 2011	July 31, 2010
Ordinary Income	$ 936,826	$ 1,887,049

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .25% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued an update to Topic 860 - Transfers and Servicing. The update clarifies the assessment of effective control by removing the collateral provision requirement that the seller maintains at all times collateral sufficient to fund substantially all of the cost of purchasing replacement financial assets from others. This may result in a change in accounting treatment from purchases and sales to secured borrowings for certain mortgage dollar roll transactions, and therefore separate accounting of the income and expenses associated with the secured borrowings. This change would have no effect on the net assets or total return of the Fund. The update is effective for transactions entered into on or after December 15, 2011. Management is currently evaluating the potential impact of the update on the accounting for mortgage dollar roll transactions entered into by the Fund. Also in May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $32,980 and a change in net unrealized appreciation (depreciation) of $(15,646) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $184,024,578 and $115,621,820, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.15%	$ 21,556	$ 2,014
Class T	0%	.15%	6,573	9
			$ 28,129	$ 2,023

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from, .75% or .50% for certain purchases of Class A shares (.75% prior to February 18, 2011) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,465
Class T	612
$ 8,077

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 19,230.13
Class T	7,717.18
Ultra-Short Bond	244,304.10
Institutional Class	1,801.14
	$ 273,052

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $895 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $135.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2011	2010
From net investment income
Class A	$ 30,970	$ 70,804
Class T	7,200	19,435
Ultra-Short Bond	894,223	1,791,150
Institutional Class	4,433	5,660
Total	$ 936,826	$ 1,887,049

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Class A
Shares sold	1,065,924	1,996,126	$ 8,721,384	$ 16,257,557
Reinvestment of distributions	2,786	6,739	22,762	54,896
Shares redeemed	(1,799,361)	(770,234)	(14,718,442)	(6,273,379)
Net increase (decrease)	(730,651)	1,232,631	$ (5,974,296)	$ 10,039,074
Class T
Shares sold	231,971	590,657	$ 1,901,011	$ 4,813,729
Reinvestment of distributions	787	2,161	6,425	17,605
Shares redeemed	(300,216)	(322,791)	(2,455,991)	(2,628,531)
Net increase (decrease)	(67,458)	270,027	$ (548,555)	$ 2,202,803

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Ultra-Short Bond
Shares sold	10,075,512	9,420,448	$ 82,446,504	$ 76,695,898
Reinvestment of distributions	105,881	211,789	866,057	1,725,137
Shares redeemed	(10,269,460)	(7,087,084)	(84,068,521)	(57,716,904)
Net increase (decrease)	(88,067)	2,545,153	$ (755,960)	$ 20,704,131
Institutional Class
Shares sold	250,678	142,602	$ 2,055,596	$ 1,161,563
Reinvestment of distributions	412	362	3,373	2,947
Shares redeemed	(125,316)	(71,879)	(1,025,927)	(585,281)
Net increase (decrease)	125,774	71,085	$ 1,033,042	$ 579,229

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 16, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 9.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $382,768 of distributions paid during the period January 1, 2011 to July 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

ULB-UANN-0911
1.789713.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
Ultra-Short Bond
Fund - Class A and Class T

Annual Report

July 31, 2011

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 1.50% sales charge) B	-0.71%	-2.22%	-0.22%
Class T (incl. 1.50% sales charge) C	-0.75%	-2.25%	-0.23%

A Since August 29, 2002

B Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity® Ultra-Short Bond Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

C Class T shares bear a 0.15% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Ultra-Short Bond Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Ultra-Short Bond Fund - Class A on August 29, 2002, when the fund started, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® 6 Month Swap Index performed over the same period. The initial offering of Class A took place on June 16, 2004. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid ultra-low interest rates and heightened market volatility, U.S. taxable investment-grade bonds generated solid results for the year ending July 31, 2011, as evidenced by the 4.44% advance of the Barclays Capital® U.S. Aggregate Bond Index. The best-performing categories within the index were those on the riskier end of the spectrum that benefited during intervals when data pointed to an improving economy. Buoyed by a strong first-half showing, commercial mortgage-backed securities (CMBS) fared best, gaining 10.01% amid modest improvement in commercial real estate fundamentals. Corporate bonds rose 6.70%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities, supported by a combination of strong demand from yield-hungry investors and slower prepayment rates, rose a solid 3.85%. Meanwhile, U.S. Treasury and agency securities gained 3.39% and 2.53%, respectively. These securities, which lagged in the first half of the period, when economic data was strong and inflation worries were muted, performed comparatively well in the second half amid signs of a weakening economic recovery and heightened concern about the sovereign debt crisis in Europe.

Comments from Robert Galusza, Portfolio Manager of Fidelity Advisor® Ultra-Short Bond Fund: For the year, the fund's Class A and Class T shares returned 0.80% and 0.76%, respectively (excluding sales charges), while the Barclays Capital® 6 Month Swap Index gained 0.33%. By way of review, the fund may invest in many different types of debt securities in an effort to achieve its investment objective, including securities that are not part of the Barclays Capital index. Against that backdrop, out-of-index exposure to all major segments of the short-term bond market aided performance because each of these groups outpaced the index. Emphasizing higher-yielding, riskier securities within the fund's investment-grade mandate - including asset-backed, commercial mortgage-backed and corporate debt - was particularly beneficial in the first half of the period when these sectors held up well relative to their lower-yielding government counterparts. My choices among investment-grade corporates also proved advantageous. Elsewhere, holding government-backed securities, including U.S. Treasuries, Treasury Inflation-Protected Securities (TIPS), which I sold by the end of the period, and agency-backed debentures, aided the fund's performance because they also outpaced the index, even though they generally lagged riskier segments for the 12-month period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class A	.65%
Actual		$ 1,000.00	$ 1,004.00	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class T	.70%
Actual		$ 1,000.00	$ 1,002.50	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,003.80	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,003.60	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets) as of July 31, 2011
As of July 31, 2011 *	As of January 31, 2011 **
U.S. Government and U.S. Government Agency Obligations†34.0%	U.S. Government and U.S. Government Agency Obligations†40.8%
AAA 23.7%	AAA 15.5%
AA 19.3%	AA 14.3%
A 12.5%	A 9.6%
BBB 6.6%	BBB 9.2%
BB and Below 0.4%	BB and Below 0.3%
Not Rated 1.5%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 9.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2011
6 months ago
Years	1.6	1.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2011
6 months ago
Years	0.5	0.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of July 31, 2011 *	As of January 31, 2011 **
Corporate Bonds 40.8%	Corporate Bonds 30.5%
U.S. Government and U.S. Government Agency Obligations† 34.0%	U.S. Government and U.S. Government Agency Obligations† 40.8%
Asset-Backed Securities 18.4%	Asset-Backed Securities 15.7%
CMOs and Other Mortgage Related Securities 4.2%	CMOs and Other Mortgage Related Securities 2.6%
Other Investments 0.6%	Other Investments 1.2%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 9.2%

* Foreign investments	16.1%	** Foreign investments	12.5%
* Futures and Swaps	3.9%	** Futures and Swaps	3.7%
† Includes FDIC Guaranteed Corporate Securities

Annual Report

Investments July 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Media - 1.0%
AOL Time Warner, Inc. 6.875% 5/1/12	$ 1,000,000	$ 1,044,568
Time Warner Cable, Inc. 5.4% 7/2/12	1,500,000	1,564,193
		2,608,761
CONSUMER STAPLES - 1.5%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc. 0.609% 7/14/14 (e)	2,000,000	2,006,420
Food Products - 0.7%
Kraft Foods, Inc. 5.625% 11/1/11	1,758,000	1,779,404
TOTAL CONSUMER STAPLES		3,785,824
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Enterprise Products Operating LP 7.625% 2/15/12	1,000,000	1,034,672
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,001,607
Total Capital Canada Ltd. 0.6298% 1/17/14 (e)	2,000,000	2,012,940
		4,049,219
FINANCIALS - 31.9%
Capital Markets - 5.2%
BlackRock, Inc. 0.5575% 5/24/13 (e)	1,000,000	999,463
Goldman Sachs Group, Inc. 1.2683% 2/7/14 (e)	2,000,000	1,980,374
HSBC Bank PLC 1.0498% 1/17/14 (b)(e)	2,000,000	2,010,406
JPMorgan Chase & Co. 1.053% 1/24/14 (e)	4,000,000	3,993,624
State Street Corp. 0.602% 3/7/14 (e)	1,000,000	1,000,567
The Bank of New York Mellon Corp. 0.5239% 7/28/14 (e)	2,000,000	2,000,578
UBS AG Stamford Branch 1.2526% 1/28/14 (e)	1,500,000	1,502,271
		13,487,283
Commercial Banks - 15.8%
ANZ Banking Group Ltd. 0.9861% 1/10/14 (b)(e)	1,000,000	1,002,979
Bank of Montreal 0.7229% 4/29/14 (e)	2,000,000	2,001,180
Barclays Bank PLC 1.2861% 1/13/14 (e)	2,000,000	2,004,040
Commonwealth Bank of Australia 0.975% 3/17/14 (b)(e)	1,500,000	1,502,430
Credit Agricole SA 0.6233% 2/2/12 (b)(e)	2,000,000	1,995,048
Credit Suisse New York Branch 1.209% 1/14/14 (e)	2,500,000	2,501,433
Danske Bank A/S 1.299% 4/14/14 (b)(e)	500,000	500,028
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Deutsche Bank 0.8998% 1/18/13 (e)	$ 2,000,000	$ 2,001,654
Fifth Third Bank 0.3705% 5/17/13 (e)	2,500,000	2,461,308
ING Bank NV 1.6518% 6/9/14 (b)(e)	2,000,000	2,002,214
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (e)	930,000	929,586
Marshall & Ilsley Bank 6.375% 9/1/11	287,000	287,958
National Australia Bank Ltd. 0.7258% 1/8/13 (b)(e)	1,000,000	999,710
Rabobank (Netherlands) NV 0.599% 4/14/14 (e)	5,000,000	4,981,375
Royal Bank of Canada 0.5498% 4/17/14 (e)	3,000,000	3,003,063
Santander US Debt SA Unipersonal 1.0458% 3/30/12 (b)(e)	800,000	798,463
Sumitomo Mitsui Banking Corp. 1.203% 7/22/14 (b)(e)	1,000,000	1,003,495
Svenska Handelsbanken AB 2.875% 9/14/12 (b)	2,500,000	2,556,442
Toronto Dominion Bank 0.549% 7/14/14 (e)	2,000,000	2,005,840
U.S. Bank NA 0.473% 10/26/12 (e)	2,000,000	2,003,192
Union Bank NA 1.2029% 6/6/14 (e)	2,000,000	2,003,346
Wachovia Bank NA 0.6533% 11/3/14 (e)	1,500,000	1,451,219
Westpac Banking Corp. 0.9758% 3/31/14 (b)(e)	1,000,000	1,001,129
		40,997,132
Consumer Finance - 3.5%
American Express Credit Corp. 1.0955% 6/24/14 (e)	1,000,000	998,575
American Honda Finance Corp. 0.6383% 11/7/12 (b)(e)	2,000,000	1,996,256
Capital One Financial Corp.:
1.3998% 7/15/14 (e)	2,000,000	2,002,294
5.7% 9/15/11	1,000,000	1,005,908
General Electric Capital Corp. 1.0958% 1/7/14 (e)	3,000,000	3,000,249
		9,003,282
Diversified Financial Services - 5.1%
BB&T Corp. 0.9526% 4/28/14 (e)	2,000,000	2,000,094
BNP Paribas 1.1461% 1/10/14 (e)	1,000,000	987,225
BP Capital Markets PLC 0.8495% 3/11/14 (e)	1,000,000	1,002,378
Citigroup, Inc.:
1.1108% 2/15/13 (e)	1,000,000	1,000,021
1.6961% 1/13/14 (e)	2,341,000	2,349,617
MassMutual Global Funding II 0.629% 1/14/14 (b)(e)	394,000	394,117
Metlife Institutional Funding II 1.1458% 4/4/14 (b)(e)	2,500,000	2,505,425
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
New York Life Global Fund 0.5058% 4/4/14 (b)(e)	$ 2,000,000	$ 2,000,698
Volkswagen International Finance NV 0.8558% 4/1/14 (b)(e)	1,000,000	1,003,249
		13,242,824
Insurance - 1.5%
Berkshire Hathaway Finance Corp. 0.5761% 1/10/14 (e)	2,000,000	2,006,284
Prudential Financial, Inc. 5.1% 12/14/11	2,000,000	2,029,012
		4,035,296
Thrifts & Mortgage Finance - 0.8%
Bank of America Corp. 1.7961% 7/11/14 (e)	2,000,000	1,993,712
TOTAL FINANCIALS		82,759,529
HEALTH CARE - 1.2%
Pharmaceuticals - 1.2%
Sanofi-Aventis 0.4463% 3/28/13 (e)	2,000,000	2,005,776
Teva Pharmaceutical Finance III BV 0.7465% 3/21/14 (e)	1,000,000	1,006,873
		3,012,649
INFORMATION TECHNOLOGY - 1.3%
Computers & Peripherals - 0.8%
Hewlett-Packard Co. 0.5295% 5/24/13 (e)	2,000,000	2,004,322
IT Services - 0.2%
The Western Union Co. 0.832% 3/7/13 (e)	530,000	531,960
Office Electronics - 0.3%
Xerox Corp.:
1.0805% 5/16/14 (e)	435,000	437,633
6.875% 8/15/11	500,000	501,049
		938,682
TOTAL INFORMATION TECHNOLOGY		3,474,964
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Qwest Corp. 3.497% 6/15/13 (e)	1,000,000	1,023,750
Verizon Communications, Inc. 0.8563% 3/28/14 (e)	2,500,000	2,526,563
		3,550,313
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.9%
Multi-Utilities - 0.9%
DTE Energy Co. 0.955% 6/3/13 (e)	$ 443,000	$ 444,775
Sempra Energy 1.007% 3/15/14 (e)	2,000,000	2,008,422
		2,453,197
TOTAL NONCONVERTIBLE BONDS (Cost $105,683,754)		105,694,456
U.S. Government and Government Agency Obligations - 25.3%

U.S. Government Agency Obligations - 24.0%
Fannie Mae:
1% 4/4/12	39,000,000	39,178,075
4.375% 9/15/12	22,000,000	22,988,130
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		62,166,205
Other Government Related - 1.3%
Bank of America Corp. 0.5529% 4/30/12 (FDIC Guaranteed) (c)(e)	1,500,000	1,504,335
Goldman Sachs Group, Inc. 0.5183% 11/9/11 (FDIC Guaranteed) (c)(e)	2,000,000	2,001,518
TOTAL OTHER GOVERNMENT RELATED		3,505,853
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,664,913)		65,672,058
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 2.8%
2.452% 2/1/34 (e)	317,877	329,120
2.484% 6/1/35 (e)	435,114	455,152
2.549% 7/1/35 (e)	863,939	909,366
2.552% 12/1/34 (e)	603,751	637,160
2.559% 6/1/35 (e)	1,092,648	1,145,809
2.588% 10/1/35 (e)	1,171,448	1,231,625
2.6% 7/1/34 (e)	508,358	532,240
2.619% 11/1/34 (e)	542,232	564,388
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.68% 11/1/34 (e)	$ 597,785	$ 631,836
3.765% 10/1/39 (e)	832,648	875,878
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,128,104)		7,312,574
Asset-Backed Securities - 18.4%

ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M1, 0.9373% 3/25/34 (e)	1,506	1,500
Ally Auto Receivables Trust:
Series 2009-B Class A2, 1.21% 6/15/12 (b)	91,264	91,285
Series 2010-4 Class A2, 0.71% 2/15/13	889,578	889,718
Series 2011-1 Class A2, 0.81% 10/15/13	996,688	997,158
Ally Master Owner Trust:
Series 2010-1 Class A, 1.9365% 1/15/15 (b)(e)	700,000	711,894
Series 2011-1 Class A1, 1.0565% 1/15/16 (e)	500,000	503,682
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2251% 10/6/13 (XL Capital Assurance, Inc. Insured) (e)	694,257	689,904
Series 2007-CM Class A4B, 0.2651% 4/7/14 (National Public Finance Guarantee Corp. Insured) (e)	419,025	415,851
Series 2010-3 Class A2, 0.77% 12/9/13	669,344	669,594
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	665,422	664,823
Series 2011-1 Class A2, 0.84% 6/9/14	1,000,000	1,000,120
Series 2011-2 Class A2, 0.9% 9/8/14	1,000,000	1,001,191
Bank of America Auto Trust:
Series 2009-1A Class A3, 2.67% 7/15/13 (b)	385,185	387,498
Series 2010-2 Class A2, 0.91% 10/15/12	194,122	194,174
Bank One Issuance Trust Series 2003-A8, 0.4365% 5/16/16 (e)	500,000	501,048
BMW Vehicle Lease Trust:
Series 2010-1 Class A2, 0.58% 9/17/12	591,188	591,173
Series 2011-1 Class A2, 0.64% 4/22/13	1,000,000	1,000,132
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	337,266	343,715
Carmax Auto Owner Trust Series 2011-1 Class A2, 0.72% 11/15/13	1,000,000	1,000,371
Chase Issuance Trust:
Series 2005-A2 Class A2, 0.2565% 12/15/14 (e)	1,600,000	1,599,284
Series 2005-A6 Class A6, 0.2565% 7/15/14 (e)	1,730,000	1,729,381
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust: - continued
Series 2006-A4 Class A4, 0.2065% 10/15/13 (e)	$ 1,000,000	$ 999,936
Series 2007-A17 Class A, 5.12% 10/15/14	790,000	833,315
Series 2009-A2 Class A2, 1.7365% 4/15/14 (e)	2,500,000	2,527,028
Series 2011-A1 Class A1, 0.3765% 3/16/15 (e)	640,000	639,969
Series 2011-A2 Class A2, 0.2753% 5/15/15 (e)	990,000	989,948
Chrysler Financial Auto Securitization Trust Series 2010-A Class A2, 0.69% 1/8/13	1,163,246	1,163,371
Citibank Credit Card Issuance Trust:
Series 2009-A1 Class A1, 1.9365% 3/17/14 (e)	4,350,000	4,395,725
Series 2009-A2 Class A2, 1.7365% 5/15/14 (e)	1,500,000	1,517,523
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (b)	61,479	61,526
Discover Card Master Trust Series 2011-A2 Class A2, 0.3998% 11/16/15 (e)	1,000,000	999,947
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7634% 5/28/35 (e)	80,751	59,727
Class AB3, 0.7053% 5/28/35 (e)	32,052	22,459
Ford Credit Auto Lease Trust Series 2010-B Class A2, 0.75% 10/15/12 (b)	1,964,226	1,964,807
Ford Credit Auto Lease Trust 2011-A Series 2011-A Class A2, 0.74% 9/15/13	1,000,000	999,788
Ford Credit Auto Owner Trust:
Series 2009-D Class A3, 2.17% 10/15/13	62,265	62,768
Series 2010-B Class A2, 0.65% 12/15/12	740,798	740,998
Series 2011-B Class A2, 0.68% 1/15/14	1,000,000	1,002,610
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8365% 12/15/14 (b)(e)	490,000	498,083
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	241,859
Fremont Home Loan Trust Series 2005-A Class M4, 0.8673% 1/25/35 (e)	125,000	35,238
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,002,433
GSAMP Trust Series 2007-HE1 Class M1, 0.4373% 3/25/47 (e)	335,000	16,480
Home Equity Asset Trust Series 2003-5 Class A2, 0.8873% 12/25/33 (e)	10,566	7,593
Honda Auto Receivables Owner Trust Series 2011-2 Class A2, 0.57% 7/18/13	1,000,000	999,683
Hyundai Auto Receivables Trust:
Series 2009-A Class A3, 2.03% 8/15/13	94,492	95,117
Series 2011-A Class A2, 0.69% 11/15/13	1,000,000	1,000,648
Asset-Backed Securities - continued
	Principal Amount	Value
John Deere Owner Trust Series 2011-A Class A2, 0.64% 6/16/14	$ 2,000,000	$ 2,000,222
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2, 0.79% 4/15/13 (b)	1,000,000	1,000,528
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	139,959	140,948
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.6573% 8/25/35 (e)	20,366	16,389
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5273% 8/25/34 (e)	65,756	49,869
Nissan Auto Lease Trust:
Series 2009-B Class A3, 2.07% 1/15/15	91,431	91,558
Series 2010-B Class A2, 0.9% 5/15/13	994,169	995,589
Series 2011-A Class A2, 0.7% 1/15/14	1,000,000	999,857
Nissan Auto Receivables Owner Trust Series 2011-A Class A2, 0.65% 12/16/13	1,000,000	1,002,314
Ocala Funding LLC Series 2006-1A Class A, 1.5863% 3/20/11 (a)(b)(e)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6373% 9/25/34 (e)	435,000	151,586
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9873% 4/25/33 (e)	1,451	1,195
Santander Drive Auto Receivables Trust:
Series 2010-3 Class A2, 0.93% 6/17/13	500,000	500,378
Series 2011-1, Class A2, 0.94% 2/18/14	300,000	299,815
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0473% 9/25/34 (e)	21,802	16,046
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	703,196	706,159
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	114,735	114,963
Series 2010-A Class A2, 0.77% 1/22/13	882,847	883,203
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.3363% 3/20/14 (e)	886,977	892,052
TOTAL ASSET-BACKED SECURITIES (Cost $49,371,653)		47,724,746
Collateralized Mortgage Obligations - 7.5%
	Principal Amount	Value
Private Sponsor - 1.6%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (b)(e)	$ 500,000	$ 499,820
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.34% 11/20/56 (b)(e)	391,190	388,290
Granite Mortgages Series 2003-2 Class 1A3, 0.7513% 7/20/43 (e)	166,632	159,258
Granite Mortgages PLC floater Series 2004-1 Class 2A1, 0.5665% 3/20/44 (e)	142,998	135,955
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5173% 12/25/34 (e)	260,902	221,625
Holmes Master Issuer PLC floater Series 2007-2A Class 3A1, 0.3293% 7/15/21 (e)	280,000	279,282
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3293% 10/15/33 (e)	660,000	656,530
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3858% 9/25/36 (e)	1,000,000	739,516
World Omni Auto Receivables Trust sequential payer Series 2011-A Class A2, 0.64% 11/15/13	1,000,000	1,000,159
TOTAL PRIVATE SPONSOR		4,080,435
U.S. Government Agency - 5.9%
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.6873% 9/25/23 (e)	77,440	77,534
Series 2010-86 Class FE, 0.6373% 8/25/25 (d)(e)	698,683	700,922
sequential payer:
Series 2003-129 Class GF, 0.5873% 4/25/30 (e)	885,979	887,482
Series 2005-47 Class HA, 4.5% 7/25/19	1,288,722	1,340,713
Series 2011-16 Class FB, 0.3373% 3/25/31 (e)	2,898,003	2,891,833
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4165% 2/15/19 (e)	4,575,543	4,582,502
planned amortization Series 3792, 0.5865% 11/15/40 (e)	966,254	971,214
sequential payer:
Series 2924 Class DA, 4.5% 2/15/19	1,095,456	1,138,823
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 3560 Class LA, 2% 8/15/14	$ 1,253,006	$ 1,265,948
Series 3573 Class LC, 1.85% 8/15/14	1,407,081	1,422,834
TOTAL U.S. GOVERNMENT AGENCY		15,279,805
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,659,885)		19,360,240
Commercial Mortgage Securities - 2.6%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	1,469,410	1,476,261
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class G, 0.7165% 3/15/22 (b)(e)	100,000	94,250
Class H, 0.9665% 3/15/22 (b)(e)	110,000	100,650
Series 2006-BIX1 Class B, 0.3265% 10/15/19 (b)(e)	110,000	109,465
COMM pass-thru certificates floater:
Series 2005-F10A Class B, 0.4165% 4/15/17 (b)(e)	110,000	105,624
Series 2006-CN2A Class A2FL, 0.4051% 2/5/19 (b)(e)	800,000	789,438
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.905% 6/15/39 (e)	229,781	233,376
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	240,000	253,719
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.6539% 5/10/40 (e)	120,000	128,259
Greenwich Capital Commercial Funding Corp. sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (e)	1,170,220	1,171,969
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	150,000	151,979
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	292,841	293,240
JP Morgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	130,000	135,442
Series 2003-CB7 Class A4, 4.879% 1/12/38 (e)	109,113	115,764
Commercial Mortgage Securities - continued
	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2005-LDP5 Class A2, 5.198% 12/15/44	$ 240,000	$ 243,317
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LD11 Class A2, 5.9896% 6/15/49 (e)	240,000	245,075
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.387% 7/15/19 (b)(e)	247,826	148,696
Series 2007-XLFA Class B, 0.317% 10/15/20 (b)(e)	440,000	407,780
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	85,719	88,674
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	110,000	116,282
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A1, 0.2771% 9/15/21 (b)(e)	455,539	439,285
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,280,316)		6,848,545
Municipal Securities - 0.6%

Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.25%, tender 9/1/11 (e)(f)	400,000	400,020
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (e)	500,000	503,300
Series 2007 B, 1.9%, tender 6/1/12 (e)	500,000	503,990
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.25%, tender 10/3/11 (e)(f)	100,000	100,006
TOTAL MUNICIPAL SECURITIES (Cost $1,500,000)		1,507,316
Bank Notes - 0.8%

National City Bank, Cleveland 0.3539% 3/1/13 (e) (Cost $1,979,328)	2,000,000	1,991,966
Certificates of Deposit - 0.4%
	Principal Amount	Value
Nordea Bank Finland PLC yankee 0.7483% 2/7/13 (e) (Cost $1,001,117)	$ 1,000,000	$ 1,002,111
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (Cost $1,268,000)	$ 1,268,018	1,268,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $260,537,070)		258,382,012
NET OTHER ASSETS (LIABILITIES) - 0.3%		837,076
NET ASSETS - 100%		$ 259,219,088
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
10 Eurodollar 90 Day Index Contracts	Dec. 2011	$ 9,987,625	$ (1,276)
10 Eurodollar 90 Day Index Contracts	March 2012	9,986,625	(1,651)
10 Eurodollar 90 Day Index Contracts	Sept. 2011	9,990,625	2,975
TOTAL EURODOLLAR CONTRACTS		$ 29,964,875	$ 48
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,071,008 or 12.0% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $3,505,853 or 1.3% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $30,096.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,268,000 due 8/01/11 at 0.17%
Bank of America NA	$ 917,336
J.P. Morgan Securities, Inc.	34,291
Mizuho Securities USA, Inc.	316,373
$ 1,268,000
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 105,694,456	$ -	$ 105,694,456	$ -
U.S. Government and Government Agency Obligations	65,672,058	-	65,672,058	-
U.S. Government Agency - Mortgage Securities	7,312,574	-	7,312,574	-
Asset-Backed Securities	47,724,746	-	47,475,001	249,745
Collateralized Mortgage Obligations	19,360,240	-	19,360,240	-
Commercial Mortgage Securities	6,848,545	-	6,292,069	556,476
Municipal Securities	1,507,316	-	1,507,316	-
Bank Notes	1,991,966	-	1,991,966	-
Certificates of Deposit	1,002,111	-	1,002,111	-
Cash Equivalents	1,268,000	-	1,268,000	-
Total Investments in Securities:	$ 258,382,012	$ -	$ 257,575,791	$ 806,221
Derivative Instruments:
Assets
Futures Contracts	$ 2,975	$ 2,975	$ -	$ -
Liabilities
Futures Contracts	$ (2,927)	$ (2,927)	$ -	$ -
Total Derivative Instruments:	$ 48	$ 48	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 583,242
Total Realized Gain (Loss)	(1,553,394)
Total Unrealized Gain (Loss)	2,131,415
Cost of Purchases	2,324
Proceeds of Sales	(786,299)
Amortization/Accretion	(24,596)
Transfers in to Level 3	453,529
Transfers out of Level 3	-
Ending Balance	$ 806,221
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ 1,848

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 2,975	$ (2,927)
Total Value of Derivatives	$ 2,975	$ (2,927)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.9%
Canada	3.5%
Netherlands	3.5%
United Kingdom	2.6%
France	2.0%
Australia	1.8%
Sweden	1.0%
Others (Individually Less Than 1%)	1.7%
100.0%
Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $125,615,360 of which $1,917,431, $518,690, $12,186,304, $97,397,499, $9,829,719 and $3,765,717 will expire in fiscal 2014, 2015, 2016, 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $1,268,000) - See accompanying schedule: Unaffiliated issuers (cost $260,537,070)		$ 258,382,012
Cash		860
Receivable for investments sold		585
Receivable for fund shares sold		724,672
Interest receivable		821,093
Receivable for daily variation margin on futures contracts		125
Other receivables		27
Total assets		259,929,374

Liabilities
Payable for fund shares redeemed	$ 608,179
Distributions payable	1,722
Accrued management fee	68,236
Distribution and service plan fees payable	2,077
Other affiliated payables	30,072
Total liabilities		710,286

Net Assets		$ 259,219,088
Net Assets consist of:
Paid in capital		$ 388,425,175
Distributions in excess of net investment income		(61,884)
Accumulated undistributed net realized gain (loss) on investments		(126,989,194)
Net unrealized appreciation (depreciation) on investments		(2,155,009)
Net Assets		$ 259,219,088

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,241,589 ÷ 1,492,766 shares)	$ 8.20

Maximum offering price per share (100/98.50 of $8.20)	$ 8.32
Class T: Net Asset Value and redemption price per share ($4,811,352 ÷ 586,661 shares)	$ 8.20

Maximum offering price per share (100/98.50 of $8.20)	$ 8.32
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($239,921,423 ÷ 29,253,153 shares)	$ 8.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,244,724 ÷ 273,711 shares)	$ 8.20

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2011

Investment Income
Interest		$ 2,092,565

Expenses
Management fee	$ 833,807
Transfer agent fees	273,052
Distribution and service plan fees	28,129
Fund wide operations fee	90,596
Independent trustees' compensation	962
Miscellaneous	895
Total expenses before reductions	1,227,441
Expense reductions	(135)	1,227,306
Net investment income (loss)		865,259
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,589,005)
Futures contracts	32,980
Total net realized gain (loss)		(1,556,025)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,156,644
Futures contracts	(15,646)
Total change in net unrealized appreciation (depreciation)		3,140,998
Net gain (loss)		1,584,973
Net increase (decrease) in net assets resulting from operations		$ 2,450,232

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 865,259	$ 1,890,067
Net realized gain (loss)	(1,556,025)	(8,164,438)
Change in net unrealized appreciation (depreciation)	3,140,998	9,508,825
Net increase (decrease) in net assets resulting from operations	2,450,232	3,234,454
Distributions to shareholders from net investment income	(936,826)	(1,887,049)
Share transactions - net increase (decrease)	(6,245,769)	33,525,237
Redemption fees	16,839	9,556
Total increase (decrease) in net assets	(4,715,524)	34,882,198

Net Assets
Beginning of period	263,934,612	229,052,414
End of period (including distributions in excess of net investment income of $(61,884) and undistributed net investment income of $11,746, respectively)	$ 259,219,088	$ 263,934,612

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Income from Investment Operations
Net investment income (loss) C	.013	.047	.091	.384	.493
Net realized and unrealized gain (loss)	.051	.040	(.167)	(1.612)	(.198)
Total from investment operations	.064	.087	(.076)	(1.228)	.295
Distributions from net investment income	(.015)	(.047)	(.071)	(.294)	(.495)
Tax return of capital	-	-	(.003)	(.039)	-
Total distributions	(.015)	(.047)	(.074)	(.333)	(.495)
Redemption fees added to paid in capital C	.001	- E	- E	.001	- E
Net asset value, end of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Total Return A,B	.80%	1.08%	(.92)%	(12.71)%	2.97%
Ratios to Average Net Assets D
Expenses before reductions	.63%	.64%	.68%	.67%	.66%
Expenses net of fee waivers, if any	.63%	.64%	.68%	.67%	.66%
Expenses net of all reductions	.63%	.64%	.67%	.66%	.66%
Net investment income (loss)	.16%	.58%	1.13%	4.26%	4.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,242	$ 18,129	$ 8,033	$ 6,268	$ 13,735
Portfolio turnover rate	103%	95%	92%	11%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Income from Investment Operations
Net investment income (loss) C	.009	.044	.090	.377	.491
Net realized and unrealized gain (loss)	.052	.040	(.168)	(1.607)	(.199)
Total from investment operations	.061	.084	(.078)	(1.230)	.292
Distributions from net investment income	(.012)	(.044)	(.069)	(.292)	(.492)
Tax return of capital	-	-	(.003)	(.039)	-
Total distributions	(.012)	(.044)	(.072)	(.331)	(.492)
Redemption fees added to paid in capital C	.001	- E	- E	.001	- E
Net asset value, end of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Total Return A,B	.76%	1.03%	(.94)%	(12.72)%	2.95%
Ratios to Average Net Assets D
Expenses before reductions	.68%	.68%	.69%	.69%	.69%
Expenses net of fee waivers, if any	.68%	.68%	.69%	.69%	.69%
Expenses net of all reductions	.68%	.68%	.69%	.69%	.69%
Net investment income (loss)	.12%	.54%	1.11%	4.23%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,811	$ 5,334	$ 3,114	$ 2,910	$ 4,818
Portfolio turnover rate	103%	95%	92%	11%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Income from Investment Operations
Net investment income (loss) B	.028	.063	.111	.404	.516
Net realized and unrealized gain (loss)	.051	.040	(.169)	(1.603)	(.210)
Total from investment operations	.079	.103	(.058)	(1.199)	.306
Distributions from net investment income	(.030)	(.063)	(.088)	(.310)	(.516)
Tax return of capital	-	-	(.004)	(.042)	-
Total distributions	(.030)	(.063)	(.092)	(.352)	(.516)
Redemption fees added to paid in capital B	.001	- D	- D	.001	- D
Net asset value, end of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Total Return A	.99%	1.27%	(.70)%	(12.42)%	3.09%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.44%	.45%	.45%
Net investment income (loss)	.34%	.77%	1.36%	4.47%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 239,921	$ 239,266	$ 217,282	$ 315,401	$ 974,602
Portfolio turnover rate	103%	95%	92%	11%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Income from Investment Operations
Net investment income (loss) B	.025	.057	.102	.416	.510
Net realized and unrealized gain (loss)	.051	.040	(.168)	(1.619)	(.206)
Total from investment operations	.076	.097	(.066)	(1.203)	.304
Distributions from net investment income	(.027)	(.057)	(.081)	(.306)	(.514)
Tax return of capital	-	-	(.003)	(.042)	-
Total distributions	(.027)	(.057)	(.084)	(.348)	(.514)
Redemption fees added to paid in capital B	.001	- D	- D	.001	- D
Net asset value, end of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Total Return A	.95%	1.20%	(.80)%	(12.46)%	3.06%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.52%	.58%	.48%	.48%
Expenses net of fee waivers, if any	.49%	.52%	.55%	.48%	.48%
Expenses net of all reductions	.49%	.52%	.54%	.48%	.48%
Net investment income (loss)	.31%	.70%	1.26%	4.44%	5.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,245	$ 1,206	$ 623	$ 594	$ 8,312
Portfolio turnover rate	103%	95%	92%	11%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2011

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, premium on debt securities, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 526,666
Gross unrealized depreciation	(2,698,472)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,171,806)

Tax Cost	$ 260,553,818

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (125,615,360)
Net unrealized appreciation (depreciation)	$ (2,171,806)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be July 31, 2012.

The tax character of distributions paid was as follows:

	July 31, 2011	July 31, 2010
Ordinary Income	$ 936,826	$ 1,887,049

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .25% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued an update to Topic 860 - Transfers and Servicing. The update clarifies the assessment of effective control by removing the collateral provision requirement that the seller maintains at all times collateral sufficient to fund substantially all of the cost of purchasing replacement financial assets from others. This may result in a change in accounting treatment from purchases and sales to secured borrowings for certain mortgage dollar roll transactions, and therefore separate accounting of the income and expenses associated with the secured borrowings. This change would have no effect on the net assets or total return of the Fund. The update is effective for transactions entered into on or after December 15, 2011. Management is currently evaluating the potential impact of the update on the accounting for mortgage dollar roll transactions entered into by the Fund. Also in May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $32,980 and a change in net unrealized appreciation (depreciation) of $(15,646) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $184,024,578 and $115,621,820, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.15%	$ 21,556	$ 2,014
Class T	0%	.15%	6,573	9
			$ 28,129	$ 2,023

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from, .75% or .50% for certain purchases of Class A shares (.75% prior to February 18, 2011) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,465
Class T	612
$ 8,077

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 19,230.13
Class T	7,717.18
Ultra-Short Bond	244,304.10
Institutional Class	1,801.14
	$ 273,052

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $895 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $135.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2011	2010
From net investment income
Class A	$ 30,970	$ 70,804
Class T	7,200	19,435
Ultra-Short Bond	894,223	1,791,150
Institutional Class	4,433	5,660
Total	$ 936,826	$ 1,887,049

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Class A
Shares sold	1,065,924	1,996,126	$ 8,721,384	$ 16,257,557
Reinvestment of distributions	2,786	6,739	22,762	54,896
Shares redeemed	(1,799,361)	(770,234)	(14,718,442)	(6,273,379)
Net increase (decrease)	(730,651)	1,232,631	$ (5,974,296)	$ 10,039,074
Class T
Shares sold	231,971	590,657	$ 1,901,011	$ 4,813,729
Reinvestment of distributions	787	2,161	6,425	17,605
Shares redeemed	(300,216)	(322,791)	(2,455,991)	(2,628,531)
Net increase (decrease)	(67,458)	270,027	$ (548,555)	$ 2,202,803

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Ultra-Short Bond
Shares sold	10,075,512	9,420,448	$ 82,446,504	$ 76,695,898
Reinvestment of distributions	105,881	211,789	866,057	1,725,137
Shares redeemed	(10,269,460)	(7,087,084)	(84,068,521)	(57,716,904)
Net increase (decrease)	(88,067)	2,545,153	$ (755,960)	$ 20,704,131
Institutional Class
Shares sold	250,678	142,602	$ 2,055,596	$ 1,161,563
Reinvestment of distributions	412	362	3,373	2,947
Shares redeemed	(125,316)	(71,879)	(1,025,927)	(585,281)
Net increase (decrease)	125,774	71,085	$ 1,033,042	$ 579,229

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 16, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 9.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $382,768 of distributions paid during the period January 1, 2011 to July 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSB-UANN-0911
1.804587.107

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
Ultra-Short Bond
Fund - Institutional Class

Annual Report

July 31, 2011

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	0.95%	-1.78%	0.08%

A From August 29, 2002

B Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity® Ultra-Short Bond Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Ultra-Short Bond Fund - Institutional Class on August 29, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® 6 Month Swap Index performed over the same period. The initial offering of Institutional Class took place on June 16, 2004. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid ultra-low interest rates and heightened market volatility, U.S. taxable investment-grade bonds generated solid results for the year ending July 31, 2011, as evidenced by the 4.44% advance of the Barclays Capital® U.S. Aggregate Bond Index. The best-performing categories within the index were those on the riskier end of the spectrum that benefited during intervals when data pointed to an improving economy. Buoyed by a strong first-half showing, commercial mortgage-backed securities (CMBS) fared best, gaining 10.01% amid modest improvement in commercial real estate fundamentals. Corporate bonds rose 6.70%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities, supported by a combination of strong demand from yield-hungry investors and slower prepayment rates, rose a solid 3.85%. Meanwhile, U.S. Treasury and agency securities gained 3.39% and 2.53%, respectively. These securities, which lagged in the first half of the period, when economic data was strong and inflation worries were muted, performed comparatively well in the second half amid signs of a weakening economic recovery and heightened concern about the sovereign debt crisis in Europe.

Comments from Robert Galusza, Portfolio Manager of Fidelity Advisor® Ultra-Short Bond Fund: For the year, the fund's Institutional Class shares returned 0.95%, while the Barclays Capital® 6 Month Swap Index gained 0.33%. By way of review, the fund may invest in many different types of debt securities in an effort to achieve its investment objective, including securities that are not part of the Barclays Capital index. Against that backdrop, out-of-index exposure to all major segments of the short-term bond market aided performance because each of these groups outpaced the index. Emphasizing higher-yielding, riskier securities within the fund's investment-grade mandate - including asset-backed, commercial mortgage-backed and corporate debt - was particularly beneficial in the first half of the period when these sectors held up well relative to their lower-yielding government counterparts. My choices among investment-grade corporates also proved advantageous. Elsewhere, holding government-backed securities, including U.S. Treasuries, Treasury Inflation-Protected Securities (TIPS), which I sold by the end of the period, and agency-backed debentures, aided the fund's performance because they also outpaced the index, even though they generally lagged riskier segments for the 12-month period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class A	.65%
Actual		$ 1,000.00	$ 1,004.00	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class T	.70%
Actual		$ 1,000.00	$ 1,002.50	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,003.80	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,003.60	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets) as of July 31, 2011
As of July 31, 2011 *	As of January 31, 2011 **
U.S. Government and U.S. Government Agency Obligations†34.0%	U.S. Government and U.S. Government Agency Obligations†40.8%
AAA 23.7%	AAA 15.5%
AA 19.3%	AA 14.3%
A 12.5%	A 9.6%
BBB 6.6%	BBB 9.2%
BB and Below 0.4%	BB and Below 0.3%
Not Rated 1.5%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 9.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2011
6 months ago
Years	1.6	1.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2011
6 months ago
Years	0.5	0.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of July 31, 2011 *	As of January 31, 2011 **
Corporate Bonds 40.8%	Corporate Bonds 30.5%
U.S. Government and U.S. Government Agency Obligations† 34.0%	U.S. Government and U.S. Government Agency Obligations† 40.8%
Asset-Backed Securities 18.4%	Asset-Backed Securities 15.7%
CMOs and Other Mortgage Related Securities 4.2%	CMOs and Other Mortgage Related Securities 2.6%
Other Investments 0.6%	Other Investments 1.2%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 9.2%

* Foreign investments	16.1%	** Foreign investments	12.5%
* Futures and Swaps	3.9%	** Futures and Swaps	3.7%
† Includes FDIC Guaranteed Corporate Securities

Annual Report

Investments July 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Media - 1.0%
AOL Time Warner, Inc. 6.875% 5/1/12	$ 1,000,000	$ 1,044,568
Time Warner Cable, Inc. 5.4% 7/2/12	1,500,000	1,564,193
		2,608,761
CONSUMER STAPLES - 1.5%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc. 0.609% 7/14/14 (e)	2,000,000	2,006,420
Food Products - 0.7%
Kraft Foods, Inc. 5.625% 11/1/11	1,758,000	1,779,404
TOTAL CONSUMER STAPLES		3,785,824
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Enterprise Products Operating LP 7.625% 2/15/12	1,000,000	1,034,672
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,001,607
Total Capital Canada Ltd. 0.6298% 1/17/14 (e)	2,000,000	2,012,940
		4,049,219
FINANCIALS - 31.9%
Capital Markets - 5.2%
BlackRock, Inc. 0.5575% 5/24/13 (e)	1,000,000	999,463
Goldman Sachs Group, Inc. 1.2683% 2/7/14 (e)	2,000,000	1,980,374
HSBC Bank PLC 1.0498% 1/17/14 (b)(e)	2,000,000	2,010,406
JPMorgan Chase & Co. 1.053% 1/24/14 (e)	4,000,000	3,993,624
State Street Corp. 0.602% 3/7/14 (e)	1,000,000	1,000,567
The Bank of New York Mellon Corp. 0.5239% 7/28/14 (e)	2,000,000	2,000,578
UBS AG Stamford Branch 1.2526% 1/28/14 (e)	1,500,000	1,502,271
		13,487,283
Commercial Banks - 15.8%
ANZ Banking Group Ltd. 0.9861% 1/10/14 (b)(e)	1,000,000	1,002,979
Bank of Montreal 0.7229% 4/29/14 (e)	2,000,000	2,001,180
Barclays Bank PLC 1.2861% 1/13/14 (e)	2,000,000	2,004,040
Commonwealth Bank of Australia 0.975% 3/17/14 (b)(e)	1,500,000	1,502,430
Credit Agricole SA 0.6233% 2/2/12 (b)(e)	2,000,000	1,995,048
Credit Suisse New York Branch 1.209% 1/14/14 (e)	2,500,000	2,501,433
Danske Bank A/S 1.299% 4/14/14 (b)(e)	500,000	500,028
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Deutsche Bank 0.8998% 1/18/13 (e)	$ 2,000,000	$ 2,001,654
Fifth Third Bank 0.3705% 5/17/13 (e)	2,500,000	2,461,308
ING Bank NV 1.6518% 6/9/14 (b)(e)	2,000,000	2,002,214
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (e)	930,000	929,586
Marshall & Ilsley Bank 6.375% 9/1/11	287,000	287,958
National Australia Bank Ltd. 0.7258% 1/8/13 (b)(e)	1,000,000	999,710
Rabobank (Netherlands) NV 0.599% 4/14/14 (e)	5,000,000	4,981,375
Royal Bank of Canada 0.5498% 4/17/14 (e)	3,000,000	3,003,063
Santander US Debt SA Unipersonal 1.0458% 3/30/12 (b)(e)	800,000	798,463
Sumitomo Mitsui Banking Corp. 1.203% 7/22/14 (b)(e)	1,000,000	1,003,495
Svenska Handelsbanken AB 2.875% 9/14/12 (b)	2,500,000	2,556,442
Toronto Dominion Bank 0.549% 7/14/14 (e)	2,000,000	2,005,840
U.S. Bank NA 0.473% 10/26/12 (e)	2,000,000	2,003,192
Union Bank NA 1.2029% 6/6/14 (e)	2,000,000	2,003,346
Wachovia Bank NA 0.6533% 11/3/14 (e)	1,500,000	1,451,219
Westpac Banking Corp. 0.9758% 3/31/14 (b)(e)	1,000,000	1,001,129
		40,997,132
Consumer Finance - 3.5%
American Express Credit Corp. 1.0955% 6/24/14 (e)	1,000,000	998,575
American Honda Finance Corp. 0.6383% 11/7/12 (b)(e)	2,000,000	1,996,256
Capital One Financial Corp.:
1.3998% 7/15/14 (e)	2,000,000	2,002,294
5.7% 9/15/11	1,000,000	1,005,908
General Electric Capital Corp. 1.0958% 1/7/14 (e)	3,000,000	3,000,249
		9,003,282
Diversified Financial Services - 5.1%
BB&T Corp. 0.9526% 4/28/14 (e)	2,000,000	2,000,094
BNP Paribas 1.1461% 1/10/14 (e)	1,000,000	987,225
BP Capital Markets PLC 0.8495% 3/11/14 (e)	1,000,000	1,002,378
Citigroup, Inc.:
1.1108% 2/15/13 (e)	1,000,000	1,000,021
1.6961% 1/13/14 (e)	2,341,000	2,349,617
MassMutual Global Funding II 0.629% 1/14/14 (b)(e)	394,000	394,117
Metlife Institutional Funding II 1.1458% 4/4/14 (b)(e)	2,500,000	2,505,425
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
New York Life Global Fund 0.5058% 4/4/14 (b)(e)	$ 2,000,000	$ 2,000,698
Volkswagen International Finance NV 0.8558% 4/1/14 (b)(e)	1,000,000	1,003,249
		13,242,824
Insurance - 1.5%
Berkshire Hathaway Finance Corp. 0.5761% 1/10/14 (e)	2,000,000	2,006,284
Prudential Financial, Inc. 5.1% 12/14/11	2,000,000	2,029,012
		4,035,296
Thrifts & Mortgage Finance - 0.8%
Bank of America Corp. 1.7961% 7/11/14 (e)	2,000,000	1,993,712
TOTAL FINANCIALS		82,759,529
HEALTH CARE - 1.2%
Pharmaceuticals - 1.2%
Sanofi-Aventis 0.4463% 3/28/13 (e)	2,000,000	2,005,776
Teva Pharmaceutical Finance III BV 0.7465% 3/21/14 (e)	1,000,000	1,006,873
		3,012,649
INFORMATION TECHNOLOGY - 1.3%
Computers & Peripherals - 0.8%
Hewlett-Packard Co. 0.5295% 5/24/13 (e)	2,000,000	2,004,322
IT Services - 0.2%
The Western Union Co. 0.832% 3/7/13 (e)	530,000	531,960
Office Electronics - 0.3%
Xerox Corp.:
1.0805% 5/16/14 (e)	435,000	437,633
6.875% 8/15/11	500,000	501,049
		938,682
TOTAL INFORMATION TECHNOLOGY		3,474,964
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Qwest Corp. 3.497% 6/15/13 (e)	1,000,000	1,023,750
Verizon Communications, Inc. 0.8563% 3/28/14 (e)	2,500,000	2,526,563
		3,550,313
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.9%
Multi-Utilities - 0.9%
DTE Energy Co. 0.955% 6/3/13 (e)	$ 443,000	$ 444,775
Sempra Energy 1.007% 3/15/14 (e)	2,000,000	2,008,422
		2,453,197
TOTAL NONCONVERTIBLE BONDS (Cost $105,683,754)		105,694,456
U.S. Government and Government Agency Obligations - 25.3%

U.S. Government Agency Obligations - 24.0%
Fannie Mae:
1% 4/4/12	39,000,000	39,178,075
4.375% 9/15/12	22,000,000	22,988,130
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		62,166,205
Other Government Related - 1.3%
Bank of America Corp. 0.5529% 4/30/12 (FDIC Guaranteed) (c)(e)	1,500,000	1,504,335
Goldman Sachs Group, Inc. 0.5183% 11/9/11 (FDIC Guaranteed) (c)(e)	2,000,000	2,001,518
TOTAL OTHER GOVERNMENT RELATED		3,505,853
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,664,913)		65,672,058
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 2.8%
2.452% 2/1/34 (e)	317,877	329,120
2.484% 6/1/35 (e)	435,114	455,152
2.549% 7/1/35 (e)	863,939	909,366
2.552% 12/1/34 (e)	603,751	637,160
2.559% 6/1/35 (e)	1,092,648	1,145,809
2.588% 10/1/35 (e)	1,171,448	1,231,625
2.6% 7/1/34 (e)	508,358	532,240
2.619% 11/1/34 (e)	542,232	564,388
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.68% 11/1/34 (e)	$ 597,785	$ 631,836
3.765% 10/1/39 (e)	832,648	875,878
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,128,104)		7,312,574
Asset-Backed Securities - 18.4%

ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M1, 0.9373% 3/25/34 (e)	1,506	1,500
Ally Auto Receivables Trust:
Series 2009-B Class A2, 1.21% 6/15/12 (b)	91,264	91,285
Series 2010-4 Class A2, 0.71% 2/15/13	889,578	889,718
Series 2011-1 Class A2, 0.81% 10/15/13	996,688	997,158
Ally Master Owner Trust:
Series 2010-1 Class A, 1.9365% 1/15/15 (b)(e)	700,000	711,894
Series 2011-1 Class A1, 1.0565% 1/15/16 (e)	500,000	503,682
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2251% 10/6/13 (XL Capital Assurance, Inc. Insured) (e)	694,257	689,904
Series 2007-CM Class A4B, 0.2651% 4/7/14 (National Public Finance Guarantee Corp. Insured) (e)	419,025	415,851
Series 2010-3 Class A2, 0.77% 12/9/13	669,344	669,594
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	665,422	664,823
Series 2011-1 Class A2, 0.84% 6/9/14	1,000,000	1,000,120
Series 2011-2 Class A2, 0.9% 9/8/14	1,000,000	1,001,191
Bank of America Auto Trust:
Series 2009-1A Class A3, 2.67% 7/15/13 (b)	385,185	387,498
Series 2010-2 Class A2, 0.91% 10/15/12	194,122	194,174
Bank One Issuance Trust Series 2003-A8, 0.4365% 5/16/16 (e)	500,000	501,048
BMW Vehicle Lease Trust:
Series 2010-1 Class A2, 0.58% 9/17/12	591,188	591,173
Series 2011-1 Class A2, 0.64% 4/22/13	1,000,000	1,000,132
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	337,266	343,715
Carmax Auto Owner Trust Series 2011-1 Class A2, 0.72% 11/15/13	1,000,000	1,000,371
Chase Issuance Trust:
Series 2005-A2 Class A2, 0.2565% 12/15/14 (e)	1,600,000	1,599,284
Series 2005-A6 Class A6, 0.2565% 7/15/14 (e)	1,730,000	1,729,381
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust: - continued
Series 2006-A4 Class A4, 0.2065% 10/15/13 (e)	$ 1,000,000	$ 999,936
Series 2007-A17 Class A, 5.12% 10/15/14	790,000	833,315
Series 2009-A2 Class A2, 1.7365% 4/15/14 (e)	2,500,000	2,527,028
Series 2011-A1 Class A1, 0.3765% 3/16/15 (e)	640,000	639,969
Series 2011-A2 Class A2, 0.2753% 5/15/15 (e)	990,000	989,948
Chrysler Financial Auto Securitization Trust Series 2010-A Class A2, 0.69% 1/8/13	1,163,246	1,163,371
Citibank Credit Card Issuance Trust:
Series 2009-A1 Class A1, 1.9365% 3/17/14 (e)	4,350,000	4,395,725
Series 2009-A2 Class A2, 1.7365% 5/15/14 (e)	1,500,000	1,517,523
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (b)	61,479	61,526
Discover Card Master Trust Series 2011-A2 Class A2, 0.3998% 11/16/15 (e)	1,000,000	999,947
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7634% 5/28/35 (e)	80,751	59,727
Class AB3, 0.7053% 5/28/35 (e)	32,052	22,459
Ford Credit Auto Lease Trust Series 2010-B Class A2, 0.75% 10/15/12 (b)	1,964,226	1,964,807
Ford Credit Auto Lease Trust 2011-A Series 2011-A Class A2, 0.74% 9/15/13	1,000,000	999,788
Ford Credit Auto Owner Trust:
Series 2009-D Class A3, 2.17% 10/15/13	62,265	62,768
Series 2010-B Class A2, 0.65% 12/15/12	740,798	740,998
Series 2011-B Class A2, 0.68% 1/15/14	1,000,000	1,002,610
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8365% 12/15/14 (b)(e)	490,000	498,083
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	241,859
Fremont Home Loan Trust Series 2005-A Class M4, 0.8673% 1/25/35 (e)	125,000	35,238
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,002,433
GSAMP Trust Series 2007-HE1 Class M1, 0.4373% 3/25/47 (e)	335,000	16,480
Home Equity Asset Trust Series 2003-5 Class A2, 0.8873% 12/25/33 (e)	10,566	7,593
Honda Auto Receivables Owner Trust Series 2011-2 Class A2, 0.57% 7/18/13	1,000,000	999,683
Hyundai Auto Receivables Trust:
Series 2009-A Class A3, 2.03% 8/15/13	94,492	95,117
Series 2011-A Class A2, 0.69% 11/15/13	1,000,000	1,000,648
Asset-Backed Securities - continued
	Principal Amount	Value
John Deere Owner Trust Series 2011-A Class A2, 0.64% 6/16/14	$ 2,000,000	$ 2,000,222
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2, 0.79% 4/15/13 (b)	1,000,000	1,000,528
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	139,959	140,948
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.6573% 8/25/35 (e)	20,366	16,389
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5273% 8/25/34 (e)	65,756	49,869
Nissan Auto Lease Trust:
Series 2009-B Class A3, 2.07% 1/15/15	91,431	91,558
Series 2010-B Class A2, 0.9% 5/15/13	994,169	995,589
Series 2011-A Class A2, 0.7% 1/15/14	1,000,000	999,857
Nissan Auto Receivables Owner Trust Series 2011-A Class A2, 0.65% 12/16/13	1,000,000	1,002,314
Ocala Funding LLC Series 2006-1A Class A, 1.5863% 3/20/11 (a)(b)(e)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6373% 9/25/34 (e)	435,000	151,586
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9873% 4/25/33 (e)	1,451	1,195
Santander Drive Auto Receivables Trust:
Series 2010-3 Class A2, 0.93% 6/17/13	500,000	500,378
Series 2011-1, Class A2, 0.94% 2/18/14	300,000	299,815
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0473% 9/25/34 (e)	21,802	16,046
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	703,196	706,159
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	114,735	114,963
Series 2010-A Class A2, 0.77% 1/22/13	882,847	883,203
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.3363% 3/20/14 (e)	886,977	892,052
TOTAL ASSET-BACKED SECURITIES (Cost $49,371,653)		47,724,746
Collateralized Mortgage Obligations - 7.5%
	Principal Amount	Value
Private Sponsor - 1.6%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (b)(e)	$ 500,000	$ 499,820
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.34% 11/20/56 (b)(e)	391,190	388,290
Granite Mortgages Series 2003-2 Class 1A3, 0.7513% 7/20/43 (e)	166,632	159,258
Granite Mortgages PLC floater Series 2004-1 Class 2A1, 0.5665% 3/20/44 (e)	142,998	135,955
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5173% 12/25/34 (e)	260,902	221,625
Holmes Master Issuer PLC floater Series 2007-2A Class 3A1, 0.3293% 7/15/21 (e)	280,000	279,282
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3293% 10/15/33 (e)	660,000	656,530
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3858% 9/25/36 (e)	1,000,000	739,516
World Omni Auto Receivables Trust sequential payer Series 2011-A Class A2, 0.64% 11/15/13	1,000,000	1,000,159
TOTAL PRIVATE SPONSOR		4,080,435
U.S. Government Agency - 5.9%
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.6873% 9/25/23 (e)	77,440	77,534
Series 2010-86 Class FE, 0.6373% 8/25/25 (d)(e)	698,683	700,922
sequential payer:
Series 2003-129 Class GF, 0.5873% 4/25/30 (e)	885,979	887,482
Series 2005-47 Class HA, 4.5% 7/25/19	1,288,722	1,340,713
Series 2011-16 Class FB, 0.3373% 3/25/31 (e)	2,898,003	2,891,833
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4165% 2/15/19 (e)	4,575,543	4,582,502
planned amortization Series 3792, 0.5865% 11/15/40 (e)	966,254	971,214
sequential payer:
Series 2924 Class DA, 4.5% 2/15/19	1,095,456	1,138,823
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 3560 Class LA, 2% 8/15/14	$ 1,253,006	$ 1,265,948
Series 3573 Class LC, 1.85% 8/15/14	1,407,081	1,422,834
TOTAL U.S. GOVERNMENT AGENCY		15,279,805
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,659,885)		19,360,240
Commercial Mortgage Securities - 2.6%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	1,469,410	1,476,261
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class G, 0.7165% 3/15/22 (b)(e)	100,000	94,250
Class H, 0.9665% 3/15/22 (b)(e)	110,000	100,650
Series 2006-BIX1 Class B, 0.3265% 10/15/19 (b)(e)	110,000	109,465
COMM pass-thru certificates floater:
Series 2005-F10A Class B, 0.4165% 4/15/17 (b)(e)	110,000	105,624
Series 2006-CN2A Class A2FL, 0.4051% 2/5/19 (b)(e)	800,000	789,438
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.905% 6/15/39 (e)	229,781	233,376
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	240,000	253,719
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.6539% 5/10/40 (e)	120,000	128,259
Greenwich Capital Commercial Funding Corp. sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (e)	1,170,220	1,171,969
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	150,000	151,979
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	292,841	293,240
JP Morgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	130,000	135,442
Series 2003-CB7 Class A4, 4.879% 1/12/38 (e)	109,113	115,764
Commercial Mortgage Securities - continued
	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2005-LDP5 Class A2, 5.198% 12/15/44	$ 240,000	$ 243,317
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LD11 Class A2, 5.9896% 6/15/49 (e)	240,000	245,075
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.387% 7/15/19 (b)(e)	247,826	148,696
Series 2007-XLFA Class B, 0.317% 10/15/20 (b)(e)	440,000	407,780
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	85,719	88,674
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	110,000	116,282
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A1, 0.2771% 9/15/21 (b)(e)	455,539	439,285
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,280,316)		6,848,545
Municipal Securities - 0.6%

Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.25%, tender 9/1/11 (e)(f)	400,000	400,020
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (e)	500,000	503,300
Series 2007 B, 1.9%, tender 6/1/12 (e)	500,000	503,990
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.25%, tender 10/3/11 (e)(f)	100,000	100,006
TOTAL MUNICIPAL SECURITIES (Cost $1,500,000)		1,507,316
Bank Notes - 0.8%

National City Bank, Cleveland 0.3539% 3/1/13 (e) (Cost $1,979,328)	2,000,000	1,991,966
Certificates of Deposit - 0.4%
	Principal Amount	Value
Nordea Bank Finland PLC yankee 0.7483% 2/7/13 (e) (Cost $1,001,117)	$ 1,000,000	$ 1,002,111
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (Cost $1,268,000)	$ 1,268,018	1,268,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $260,537,070)		258,382,012
NET OTHER ASSETS (LIABILITIES) - 0.3%		837,076
NET ASSETS - 100%		$ 259,219,088
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
10 Eurodollar 90 Day Index Contracts	Dec. 2011	$ 9,987,625	$ (1,276)
10 Eurodollar 90 Day Index Contracts	March 2012	9,986,625	(1,651)
10 Eurodollar 90 Day Index Contracts	Sept. 2011	9,990,625	2,975
TOTAL EURODOLLAR CONTRACTS		$ 29,964,875	$ 48
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,071,008 or 12.0% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $3,505,853 or 1.3% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $30,096.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,268,000 due 8/01/11 at 0.17%
Bank of America NA	$ 917,336
J.P. Morgan Securities, Inc.	34,291
Mizuho Securities USA, Inc.	316,373
$ 1,268,000
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 105,694,456	$ -	$ 105,694,456	$ -
U.S. Government and Government Agency Obligations	65,672,058	-	65,672,058	-
U.S. Government Agency - Mortgage Securities	7,312,574	-	7,312,574	-
Asset-Backed Securities	47,724,746	-	47,475,001	249,745
Collateralized Mortgage Obligations	19,360,240	-	19,360,240	-
Commercial Mortgage Securities	6,848,545	-	6,292,069	556,476
Municipal Securities	1,507,316	-	1,507,316	-
Bank Notes	1,991,966	-	1,991,966	-
Certificates of Deposit	1,002,111	-	1,002,111	-
Cash Equivalents	1,268,000	-	1,268,000	-
Total Investments in Securities:	$ 258,382,012	$ -	$ 257,575,791	$ 806,221
Derivative Instruments:
Assets
Futures Contracts	$ 2,975	$ 2,975	$ -	$ -
Liabilities
Futures Contracts	$ (2,927)	$ (2,927)	$ -	$ -
Total Derivative Instruments:	$ 48	$ 48	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 583,242
Total Realized Gain (Loss)	(1,553,394)
Total Unrealized Gain (Loss)	2,131,415
Cost of Purchases	2,324
Proceeds of Sales	(786,299)
Amortization/Accretion	(24,596)
Transfers in to Level 3	453,529
Transfers out of Level 3	-
Ending Balance	$ 806,221
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ 1,848

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 2,975	$ (2,927)
Total Value of Derivatives	$ 2,975	$ (2,927)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.9%
Canada	3.5%
Netherlands	3.5%
United Kingdom	2.6%
France	2.0%
Australia	1.8%
Sweden	1.0%
Others (Individually Less Than 1%)	1.7%
100.0%
Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $125,615,360 of which $1,917,431, $518,690, $12,186,304, $97,397,499, $9,829,719 and $3,765,717 will expire in fiscal 2014, 2015, 2016, 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $1,268,000) - See accompanying schedule: Unaffiliated issuers (cost $260,537,070)		$ 258,382,012
Cash		860
Receivable for investments sold		585
Receivable for fund shares sold		724,672
Interest receivable		821,093
Receivable for daily variation margin on futures contracts		125
Other receivables		27
Total assets		259,929,374

Liabilities
Payable for fund shares redeemed	$ 608,179
Distributions payable	1,722
Accrued management fee	68,236
Distribution and service plan fees payable	2,077
Other affiliated payables	30,072
Total liabilities		710,286

Net Assets		$ 259,219,088
Net Assets consist of:
Paid in capital		$ 388,425,175
Distributions in excess of net investment income		(61,884)
Accumulated undistributed net realized gain (loss) on investments		(126,989,194)
Net unrealized appreciation (depreciation) on investments		(2,155,009)
Net Assets		$ 259,219,088

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,241,589 ÷ 1,492,766 shares)	$ 8.20

Maximum offering price per share (100/98.50 of $8.20)	$ 8.32
Class T: Net Asset Value and redemption price per share ($4,811,352 ÷ 586,661 shares)	$ 8.20

Maximum offering price per share (100/98.50 of $8.20)	$ 8.32
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($239,921,423 ÷ 29,253,153 shares)	$ 8.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,244,724 ÷ 273,711 shares)	$ 8.20

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2011

Investment Income
Interest		$ 2,092,565

Expenses
Management fee	$ 833,807
Transfer agent fees	273,052
Distribution and service plan fees	28,129
Fund wide operations fee	90,596
Independent trustees' compensation	962
Miscellaneous	895
Total expenses before reductions	1,227,441
Expense reductions	(135)	1,227,306
Net investment income (loss)		865,259
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,589,005)
Futures contracts	32,980
Total net realized gain (loss)		(1,556,025)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,156,644
Futures contracts	(15,646)
Total change in net unrealized appreciation (depreciation)		3,140,998
Net gain (loss)		1,584,973
Net increase (decrease) in net assets resulting from operations		$ 2,450,232

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 865,259	$ 1,890,067
Net realized gain (loss)	(1,556,025)	(8,164,438)
Change in net unrealized appreciation (depreciation)	3,140,998	9,508,825
Net increase (decrease) in net assets resulting from operations	2,450,232	3,234,454
Distributions to shareholders from net investment income	(936,826)	(1,887,049)
Share transactions - net increase (decrease)	(6,245,769)	33,525,237
Redemption fees	16,839	9,556
Total increase (decrease) in net assets	(4,715,524)	34,882,198

Net Assets
Beginning of period	263,934,612	229,052,414
End of period (including distributions in excess of net investment income of $(61,884) and undistributed net investment income of $11,746, respectively)	$ 259,219,088	$ 263,934,612

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Income from Investment Operations
Net investment income (loss) C	.013	.047	.091	.384	.493
Net realized and unrealized gain (loss)	.051	.040	(.167)	(1.612)	(.198)
Total from investment operations	.064	.087	(.076)	(1.228)	.295
Distributions from net investment income	(.015)	(.047)	(.071)	(.294)	(.495)
Tax return of capital	-	-	(.003)	(.039)	-
Total distributions	(.015)	(.047)	(.074)	(.333)	(.495)
Redemption fees added to paid in capital C	.001	- E	- E	.001	- E
Net asset value, end of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Total Return A,B	.80%	1.08%	(.92)%	(12.71)%	2.97%
Ratios to Average Net Assets D
Expenses before reductions	.63%	.64%	.68%	.67%	.66%
Expenses net of fee waivers, if any	.63%	.64%	.68%	.67%	.66%
Expenses net of all reductions	.63%	.64%	.67%	.66%	.66%
Net investment income (loss)	.16%	.58%	1.13%	4.26%	4.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,242	$ 18,129	$ 8,033	$ 6,268	$ 13,735
Portfolio turnover rate	103%	95%	92%	11%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Income from Investment Operations
Net investment income (loss) C	.009	.044	.090	.377	.491
Net realized and unrealized gain (loss)	.052	.040	(.168)	(1.607)	(.199)
Total from investment operations	.061	.084	(.078)	(1.230)	.292
Distributions from net investment income	(.012)	(.044)	(.069)	(.292)	(.492)
Tax return of capital	-	-	(.003)	(.039)	-
Total distributions	(.012)	(.044)	(.072)	(.331)	(.492)
Redemption fees added to paid in capital C	.001	- E	- E	.001	- E
Net asset value, end of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Total Return A,B	.76%	1.03%	(.94)%	(12.72)%	2.95%
Ratios to Average Net Assets D
Expenses before reductions	.68%	.68%	.69%	.69%	.69%
Expenses net of fee waivers, if any	.68%	.68%	.69%	.69%	.69%
Expenses net of all reductions	.68%	.68%	.69%	.69%	.69%
Net investment income (loss)	.12%	.54%	1.11%	4.23%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,811	$ 5,334	$ 3,114	$ 2,910	$ 4,818
Portfolio turnover rate	103%	95%	92%	11%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Income from Investment Operations
Net investment income (loss) B	.028	.063	.111	.404	.516
Net realized and unrealized gain (loss)	.051	.040	(.169)	(1.603)	(.210)
Total from investment operations	.079	.103	(.058)	(1.199)	.306
Distributions from net investment income	(.030)	(.063)	(.088)	(.310)	(.516)
Tax return of capital	-	-	(.004)	(.042)	-
Total distributions	(.030)	(.063)	(.092)	(.352)	(.516)
Redemption fees added to paid in capital B	.001	- D	- D	.001	- D
Net asset value, end of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Total Return A	.99%	1.27%	(.70)%	(12.42)%	3.09%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.44%	.45%	.45%
Net investment income (loss)	.34%	.77%	1.36%	4.47%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 239,921	$ 239,266	$ 217,282	$ 315,401	$ 974,602
Portfolio turnover rate	103%	95%	92%	11%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Income from Investment Operations
Net investment income (loss) B	.025	.057	.102	.416	.510
Net realized and unrealized gain (loss)	.051	.040	(.168)	(1.619)	(.206)
Total from investment operations	.076	.097	(.066)	(1.203)	.304
Distributions from net investment income	(.027)	(.057)	(.081)	(.306)	(.514)
Tax return of capital	-	-	(.003)	(.042)	-
Total distributions	(.027)	(.057)	(.084)	(.348)	(.514)
Redemption fees added to paid in capital B	.001	- D	- D	.001	- D
Net asset value, end of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Total Return A	.95%	1.20%	(.80)%	(12.46)%	3.06%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.52%	.58%	.48%	.48%
Expenses net of fee waivers, if any	.49%	.52%	.55%	.48%	.48%
Expenses net of all reductions	.49%	.52%	.54%	.48%	.48%
Net investment income (loss)	.31%	.70%	1.26%	4.44%	5.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,245	$ 1,206	$ 623	$ 594	$ 8,312
Portfolio turnover rate	103%	95%	92%	11%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2011

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, premium on debt securities, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 526,666
Gross unrealized depreciation	(2,698,472)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,171,806)

Tax Cost	$ 260,553,818

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (125,615,360)
Net unrealized appreciation (depreciation)	$ (2,171,806)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be July 31, 2012.

The tax character of distributions paid was as follows:

	July 31, 2011	July 31, 2010
Ordinary Income	$ 936,826	$ 1,887,049

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .25% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued an update to Topic 860 - Transfers and Servicing. The update clarifies the assessment of effective control by removing the collateral provision requirement that the seller maintains at all times collateral sufficient to fund substantially all of the cost of purchasing replacement financial assets from others. This may result in a change in accounting treatment from purchases and sales to secured borrowings for certain mortgage dollar roll transactions, and therefore separate accounting of the income and expenses associated with the secured borrowings. This change would have no effect on the net assets or total return of the Fund. The update is effective for transactions entered into on or after December 15, 2011. Management is currently evaluating the potential impact of the update on the accounting for mortgage dollar roll transactions entered into by the Fund. Also in May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $32,980 and a change in net unrealized appreciation (depreciation) of $(15,646) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $184,024,578 and $115,621,820, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.15%	$ 21,556	$ 2,014
Class T	0%	.15%	6,573	9
			$ 28,129	$ 2,023

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from, .75% or .50% for certain purchases of Class A shares (.75% prior to February 18, 2011) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,465
Class T	612
$ 8,077

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 19,230.13
Class T	7,717.18
Ultra-Short Bond	244,304.10
Institutional Class	1,801.14
	$ 273,052

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $895 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $135.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2011	2010
From net investment income
Class A	$ 30,970	$ 70,804
Class T	7,200	19,435
Ultra-Short Bond	894,223	1,791,150
Institutional Class	4,433	5,660
Total	$ 936,826	$ 1,887,049

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Class A
Shares sold	1,065,924	1,996,126	$ 8,721,384	$ 16,257,557
Reinvestment of distributions	2,786	6,739	22,762	54,896
Shares redeemed	(1,799,361)	(770,234)	(14,718,442)	(6,273,379)
Net increase (decrease)	(730,651)	1,232,631	$ (5,974,296)	$ 10,039,074
Class T
Shares sold	231,971	590,657	$ 1,901,011	$ 4,813,729
Reinvestment of distributions	787	2,161	6,425	17,605
Shares redeemed	(300,216)	(322,791)	(2,455,991)	(2,628,531)
Net increase (decrease)	(67,458)	270,027	$ (548,555)	$ 2,202,803

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Ultra-Short Bond
Shares sold	10,075,512	9,420,448	$ 82,446,504	$ 76,695,898
Reinvestment of distributions	105,881	211,789	866,057	1,725,137
Shares redeemed	(10,269,460)	(7,087,084)	(84,068,521)	(57,716,904)
Net increase (decrease)	(88,067)	2,545,153	$ (755,960)	$ 20,704,131
Institutional Class
Shares sold	250,678	142,602	$ 2,055,596	$ 1,161,563
Reinvestment of distributions	412	362	3,373	2,947
Shares redeemed	(125,316)	(71,879)	(1,025,927)	(585,281)
Net increase (decrease)	125,774	71,085	$ 1,033,042	$ 579,229

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 16, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 9.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $382,768 of distributions paid during the period January 1, 2011 to July 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSBI-UANN-0911
1.804593.107

Item 2. Code of Ethics

As of the end of the period, July 31, 2011, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund (the "Funds"):

Services Billed by Deloitte Entities

July 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Income Replacement 2016 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2018 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2020 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2022 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2024 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2026 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2028 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2030 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2032 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2034 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2036 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2038 Fund	$19,000	$-	$4,500	$200
Fidelity Income Replacement 2040 Fund	$19,000	$-	$4,500	$200
Fidelity Income Replacement 2042 Fund	$19,000	$-	$4,500	$200

July 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Income Replacement 2016 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2018 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2020 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2022 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2024 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2026 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2028 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2030 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2032 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2034 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2036 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2038 Fund	$25,000	$-	$4,400	$-
Fidelity Income Replacement 2040 Fund	$25,000	$-	$4,400	$-
Fidelity Income Replacement 2042 Fund	$25,000	$-	$4,400	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity GNMA Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, and Fidelity Ultra-Short Bond Fund (the "Funds"):

Services Billed by PwC

July 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$101,000	$-	$4,500	$5,600
Fidelity Government Income Fund	$77,000	$-	$3,300	$4,500
Fidelity Intermediate Government Income Fund	$70,000	$-	$3,300	$2,400
Fidelity Ultra-Short Bond Fund	$51,000	$-	$2,000	$1,800

July 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$102,000	$-	$4,300	$4,700
Fidelity Government Income Fund	$78,000	$-	$3,200	$4,100
Fidelity Intermediate Government Income Fund	$70,000	$-	$3,200	$2,100
Fidelity Ultra-Short Bond Fund	$53,000	$-	$2,000	$1,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	July 31, 2011A	July 31, 2010A
Audit-Related Fees	$645,000	$720,000
Tax Fees	$-	$-
All Other Fees	$730,000	$450,000

A Amounts may reflect rounding.

Services Billed by PwC

	July 31, 2011A	July 31, 2010A
Audit-Related Fees	$1,860,000	$2,180,000
Tax Fees	$-	$-
All Other Fees	$365,000	$145,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2011 A	July 31, 2010 A
PwC	$4,120,000	$4,515,000
Deloitte Entities	$1,540,000	$1,270,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 26, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 26, 2011